UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: March 1, 2011 — May 31, 2011

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	690,162,673	769,707,401
0.1%		Other Investment Company	520,081	520,081

99.9%		Total Investments	690,682,754	770,227,482
0.2%		Collateral Invested for Securities on Loan	1,744,573	1,744,573
(0	.1)%	Other Assets and Liabilities, Net		(788,981)

100.0%		Net Assets		771,183,074

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc. *	6,123	443,979
Cooper Tire & Rubber Co.	4,710	113,794
Dana Holding Corp. *	8,007	145,087
Federal-Mogul Corp. *	6,473	149,915
Ford Motor Co. *	185,263	2,764,124
General Motors Co. *	28,260	898,950
Gentex Corp.	7,065	207,358
Harley-Davidson, Inc.	12,246	455,061
Johnson Controls, Inc.	34,383	1,361,567
Lear Corp.	5,652	287,235
Tenneco, Inc. *	2,826	117,985
Tesla Motors, Inc. *(a)	2,826	85,176
The Goodyear Tire & Rubber Co. *	15,072	267,226
Thor Industries, Inc.	2,355	76,066
TRW Automotive Holdings Corp. *	4,710	267,858
Visteon Corp. *	2,838	173,941
WABCO Holdings, Inc. *	3,297	226,009

		8,041,331

Banks 2.9%
Associated Banc-Corp	7,536	106,182
Astoria Financial Corp.	7,536	109,423
BancorpSouth, Inc.	3,768	48,381
Bank of Hawaii Corp.	2,355	111,627
BB&T Corp.	35,325	972,850
BOK Financial Corp.	1,884	99,871
CapitalSource, Inc.	22,137	143,226
Capitol Federal Financial, Inc.	7,155	85,502
Cathay General Bancorp	5,302	86,423
City National Corp.	2,355	132,657
Columbia Banking System, Inc.	2,930	52,711
Comerica, Inc.	8,997	324,882
Commerce Bancshares, Inc.	3,843	164,403
Community Bank System, Inc.	1,884	47,251
Cullen/Frost Bankers, Inc.	2,826	164,586
CVB Financial Corp.	9,420	84,497
East West Bancorp, Inc.	7,556	151,800
F.N.B. Corp.	10,362	109,319
Fifth Third Bancorp	46,748	610,529
First Citizens BancShares, Inc., Class A	471	92,123
First Financial Bancorp	2,882	46,112
First Financial Bankshares, Inc. (a)	1,413	74,691
First Horizon National Corp.	11,794	123,955
First Midwest Bancorp, Inc.	4,334	53,048
First Niagara Financial Group, Inc.	15,608	221,634
First Republic Bank *	3,768	121,518
FirstMerit Corp.	5,652	92,071
Fulton Financial Corp.	8,949	99,692
Glacier Bancorp, Inc.	5,652	80,371
Hancock Holding Co.	1,884	60,872
Home Bancshares, Inc.	1,465	35,131
Hudson City Bancorp, Inc.	24,963	227,912
Huntington Bancshares, Inc.	42,468	280,289
IBERIABANK Corp.	1,413	83,014
International Bancshares Corp.	4,710	80,400
Investors Bancorp, Inc. *	7,065	105,763
KeyCorp	47,100	398,937
M&T Bank Corp.	6,125	540,837
Marshall & Ilsley Corp.	25,434	203,472
MB Financial, Inc.	4,239	84,229
MGIC Investment Corp. *	10,362	83,518
National Penn Bancshares, Inc.	11,775	88,901
NBT Bancorp, Inc.	3,297	72,501
New York Community Bancorp, Inc.	22,137	358,619
Northfield Bancorp, Inc. (a)	2,826	39,988
Northwest Bancshares, Inc.	7,065	88,666
Ocwen Financial Corp. *	6,594	79,260
Old National Bancorp	7,065	76,302
PacWest Bancorp	2,355	49,690
Park National Corp. (a)	1,413	95,279
People’s United Financial, Inc.	17,898	238,938
PNC Financial Services Group, Inc.	26,847	1,675,790
Popular, Inc. *	51,919	150,565
PrivateBancorp, Inc.	4,239	69,392
Prosperity Bancshares, Inc.	2,355	103,031
Provident Financial Services, Inc.	3,768	53,845
Radian Group, Inc.	6,671	33,222
Regions Financial Corp.	63,114	445,585
Signature Bank *	2,355	134,047
SunTrust Banks, Inc.	25,905	728,708
Susquehanna Bancshares, Inc.	7,071	61,659
SVB Financial Group *	1,884	111,872
Synovus Financial Corp.	33,441	79,590
TCF Financial Corp.	6,123	92,151
Texas Capital Bancshares, Inc. *	3,297	82,524
TFS Financial Corp. *	6,594	67,588
The PMI Group, Inc. *	14,631	21,215
Trustmark Corp.	3,768	89,829
U.S. Bancorp	99,381	2,544,154

 1

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UMB Financial Corp.	1,884	80,353
Umpqua Holdings Corp.	7,536	90,281
United Bankshares, Inc.	3,768	91,374
Valley National Bancorp	7,557	102,705
Washington Federal, Inc.	5,652	89,810
Webster Financial Corp.	2,870	59,868
Wells Fargo & Co.	253,398	7,188,901
Westamerica Bancorp	1,413	71,074
Whitney Holding Corp.	9,420	126,511
Wintrust Financial Corp.	2,355	76,467
Zions Bancorp	8,949	213,255

		22,719,219

Capital Goods 8.4%
3M Co.	33,441	3,156,162
A.O. Smith Corp.	1,625	67,389
AAR CORP.	1,884	49,719
Actuant Corp., Class A	4,239	106,568
Acuity Brands, Inc.	2,355	143,561
Aecom Technology Corp. *	5,181	148,539
Aerovironment, Inc. *	1,413	42,658
AGCO Corp. *	4,710	243,366
Aircastle Ltd.	4,239	53,157
American Science & Engineering, Inc.	471	40,756
American Superconductor Corp. *(a)	2,355	25,175
AMETEK, Inc.	8,478	368,708
Armstrong World Industries, Inc.	1,884	90,451
Badger Meter, Inc. (a)	942	35,061
Barnes Group, Inc.	4,239	102,202
BE Aerospace, Inc. *	5,652	211,498
Beacon Roofing Supply, Inc. *	2,355	51,598
Belden, Inc.	2,826	101,566
Brady Corp., Class A	2,355	81,177
Briggs & Stratton Corp.	3,768	78,563
Bucyrus International, Inc.	3,768	346,091
Carlisle Cos., Inc.	3,297	160,234
Caterpillar, Inc.	29,242	3,093,804
Chart Industries, Inc. *	1,434	69,664
CLARCOR, Inc.	2,826	120,416
Cooper Industries plc	9,430	592,675
Crane Co.	2,826	139,011
Cubic Corp.	1,884	96,536
Cummins, Inc.	9,420	991,361
Curtiss-Wright Corp.	2,355	80,329
Danaher Corp.	25,434	1,386,916
Deere & Co.	21,666	1,865,009
DigitalGlobe, Inc. *	2,369	58,325
Donaldson Co., Inc.	3,768	224,987
Dover Corp.	9,420	633,307
Eaton Corp.	16,956	876,117
EMCOR Group, Inc. *	3,297	100,130
Emerson Electric Co.	39,093	2,132,523
EnerSys *	3,297	118,033
ESCO Technologies, Inc.	1,884	70,782
Esterline Technologies Corp. *	1,884	142,468
Fastenal Co.	14,130	468,833
First Solar, Inc. *(a)	3,297	409,652
Flowserve Corp.	2,826	342,596
Fluor Corp.	9,420	649,321
Foster Wheeler AG *	5,852	200,490
Franklin Electric Co., Inc.	1,413	62,879
Gardner Denver, Inc.	2,826	236,762
GATX Corp.	2,826	112,249
General Cable Corp. *	2,480	103,540
General Dynamics Corp.	16,956	1,258,474
General Electric Co.	543,780	10,679,839
Goodrich Corp.	6,594	575,590
Graco, Inc.	3,297	166,696
GrafTech International Ltd. *	6,594	139,397
Granite Construction, Inc.	2,826	77,687
Griffon Corp. *	3,297	34,915
GT Solar International, Inc. *	6,594	84,139
Harsco Corp.	4,239	142,049
HEICO Corp., Class A	3,571	142,947
Hexcel Corp. *	6,594	136,298
Honeywell International, Inc.	36,267	2,159,700
Hubbell, Inc., Class B	2,826	186,968
Huntington Ingalls Industries, Inc. *	2,826	103,347
IDEX Corp.	4,239	192,196
II-VI, Inc. *	1,894	107,693
Illinois Tool Works, Inc.	22,137	1,268,893
Ingersoll-Rand plc	16,077	802,242
InsituForm Technologies, Inc., Class A *	1,884	48,626
ITT Corp.	9,420	542,780
Jacobs Engineering Group, Inc. *	6,594	303,720
Joy Global, Inc.	5,652	506,702
Kaman Corp.	1,413	50,981
Kaydon Corp.	2,355	85,651
KBR, Inc.	8,478	316,399
Kennametal, Inc.	4,239	176,893
L-3 Communications Holdings, Inc.	6,123	499,943
Lennox International, Inc.	2,826	131,720
Lincoln Electric Holdings, Inc.	2,355	175,801
Lockheed Martin Corp.	14,640	1,140,456
Masco Corp.	19,782	281,893
MasTec, Inc. *	6,123	128,889
McDermott International, Inc. *	12,246	259,860
Meritor, Inc. *	4,288	70,795
Moog, Inc., Class A *	2,826	116,007
MSC Industrial Direct Co., Class A	2,355	163,696
Mueller Industries, Inc.	2,826	105,071
Navistar International Corp. *	2,826	186,149
Nordson Corp.	2,826	147,009
Northrop Grumman Corp.	14,130	922,548
Orbital Sciences Corp. *	2,826	53,157
Oshkosh Corp. *	4,710	130,467
Otter Tail Corp.	3,297	72,270
Owens Corning, Inc. *	5,181	197,914
PACCAR, Inc.	18,840	942,000
Pall Corp.	6,123	343,500
Parker Hannifin Corp.	8,478	753,270
Pentair, Inc.	5,181	209,727
Polypore International, Inc. *	1,434	93,999
Precision Castparts Corp.	7,536	1,183,906
Quanex Building Products Corp.	1,884	37,379
Quanta Services, Inc. *	10,362	204,649
Raytheon Co.	19,782	996,617
Regal-Beloit Corp.	1,884	129,996
Robbins & Myers, Inc.	3,297	145,266
Rockwell Automation, Inc.	7,536	626,317
Rockwell Collins, Inc.	8,007	489,468
Roper Industries, Inc.	4,710	393,144

2

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RSC Holdings, Inc. *	5,181	69,270
Sauer-Danfoss, Inc. *	2,745	146,583
Simpson Manufacturing Co., Inc.	2,826	79,185
Snap-On, Inc.	2,826	170,464
Spirit AeroSystems Holdings, Inc., Class A *	4,780	104,682
SPX Corp.	2,826	234,304
SunPower Corp., Class A *(a)	4,803	101,151
Teledyne Technologies, Inc. *	2,355	115,631
Terex Corp. *	6,123	181,547
Textainer Group Holdings Ltd.	2,355	75,996
Textron, Inc.	14,601	334,071
The Babcock & Wilcox Co. *	6,123	171,750
The Boeing Co.	34,014	2,654,112
The Manitowoc Co., Inc.	8,007	144,286
The Middleby Corp. *	1,413	121,589
The Shaw Group, Inc. *	4,239	154,851
The Timken Co.	4,239	218,817
The Toro Co.	1,884	120,350
Thomas & Betts Corp. *	2,826	154,723
TransDigm Group, Inc. *	1,884	154,488
Trinity Industries, Inc.	4,239	145,779
Triumph Group, Inc.	1,413	132,144
Tutor Perini Corp.	3,768	76,490
Tyco International Ltd.	25,134	1,240,363
United Rentals, Inc. *	2,868	78,411
United Technologies Corp.	40,977	3,596,551
Universal Forest Products, Inc.	942	27,535
URS Corp. *	4,239	186,770
USG Corp. *	5,652	80,541
Valmont Industries, Inc.	942	94,407
W.W. Grainger, Inc.	3,297	498,078
Wabtec Corp.	2,355	159,174
Watsco, Inc.	1,413	94,586
Watts Water Technologies, Inc., Class A	2,355	82,401
WESCO International, Inc. *	2,826	157,126
Woodward, Inc.	2,826	99,532

		64,964,357

Commercial & Professional Services 1.0%
ABM Industries, Inc.	3,768	85,835
Avery Dennison Corp.	5,652	239,306
Cintas Corp.	7,536	247,558
Clean Harbors, Inc. *	1,884	190,585
Copart, Inc. *	3,768	177,096
Corrections Corp. of America *	5,652	129,996
CoStar Group, Inc. *	1,884	118,880
Covanta Holding Corp.	7,065	119,893
Deluxe Corp.	5,652	145,483
EnergySolutions, Inc.	76	388
EnerNOC, Inc. *	20	361
Equifax, Inc.	6,594	249,187
FTI Consulting, Inc. *	2,826	107,868
Healthcare Services Group, Inc.	5,652	96,423
Herman Miller, Inc.	4,710	118,221
HNI Corp.	2,826	70,396
IHS, Inc., Class A *	2,355	206,581
Insperity, Inc.	1,422	44,736
Interface, Inc., Class A	5,181	99,734
Iron Mountain, Inc.	9,420	320,374
KAR Auction Services, Inc. *	4,711	98,507
Korn/Ferry International *	4,710	100,606
Manpower, Inc.	4,239	259,130
Mine Safety Appliances Co.	2,826	106,201
Monster Worldwide, Inc. *	7,065	108,942
Navigant Consulting, Inc. *	28	283
Nielsen Holdings N.V. *	2,856	89,935
Pitney Bowes, Inc.	10,833	258,800
R.R. Donnelley & Sons Co.	10,833	231,176
Republic Services, Inc.	16,014	504,761
Resources Connection, Inc.	4,239	59,812
Robert Half International, Inc.	8,007	220,753
Rollins, Inc.	5,652	113,718
Steelcase, Inc., Class A	6,658	72,373
Stericycle, Inc. *	4,239	377,653
Sykes Enterprises, Inc. *	3,297	71,314
Tetra Tech, Inc. *	2,826	68,757
The Brink’s Co.	2,826	84,074
The Corporate Executive Board Co.	2,826	118,833
The Dun & Bradstreet Corp.	2,826	226,674
The Geo Group, Inc. *	3,768	92,655
Towers Watson & Co., Class A	2,355	149,425
TrueBlue, Inc. *	2,826	41,373
United Stationers, Inc.	1,413	104,590
Verisk Analytics, Inc., Class A *	5,900	200,895
Waste Connections, Inc.	6,253	196,594
Waste Management, Inc.	24,021	933,937

		7,660,672

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	3,297	79,128
Brunswick Corp.	8,007	173,592
Carter’s, Inc. *	3,297	104,515
Coach, Inc.	15,553	990,104
Columbia Sportswear Co.	1,884	123,590
Crocs, Inc. *	5,232	118,923
D.R. Horton, Inc.	15,072	183,577
Deckers Outdoor Corp. *	2,826	257,449
Fortune Brands, Inc.	8,007	518,293
Fossil, Inc. *	2,826	299,104
Garmin Ltd. *(a)	6,123	208,672
Hanesbrands, Inc. *	5,181	157,036
Harman International Industries, Inc.	3,297	158,157
Hasbro, Inc.	6,123	280,066
Iconix Brand Group, Inc. *	6,594	162,872
Jarden Corp.	4,239	148,535
KB HOME	5,181	63,623
Leggett & Platt, Inc.	8,478	218,987
Lennar Corp., Class A	8,007	151,973
M.D.C Holdings, Inc.	2,355	63,467
Mattel, Inc.	19,311	509,714
Mohawk Industries, Inc. *	2,826	187,985
Newell Rubbermaid, Inc.	15,072	268,432
NIKE, Inc., Class B	15,543	1,312,606
NVR, Inc. *	476	355,096
Phillips-Van Heusen Corp.	3,297	217,503
Polaris Industries, Inc.	1,884	207,899
Polo Ralph Lauren Corp.	3,297	417,961
Pool Corp.	4,239	128,187
Pulte Group, Inc. *	17,898	151,059
Skechers U.S.A., Inc., Class A *	1,884	32,932

 3

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stanley Black & Decker, Inc.	8,949	661,152
Tempur-Pedic International, Inc. *	4,239	275,705
The Jones Group, Inc.	4,710	57,886
The Ryland Group, Inc.	4,239	77,489
The Timberland Co., Class A *	2,355	76,938
The Warnaco Group, Inc. *	2,355	129,878
Toll Brothers, Inc. *	7,065	153,664
Tupperware Brands Corp.	3,297	215,822
Under Armour, Inc., Class A *	2,826	184,199
UniFirst Corp.	942	50,510
VF Corp.	4,710	469,446
Whirlpool Corp.	3,768	315,758
Wolverine World Wide, Inc.	2,826	110,553

		11,030,037

Consumer Services 2.2%
Ameristar Casinos, Inc.	40	898
Apollo Group, Inc., Class A *	6,594	271,079
Bally Technologies, Inc. *	2,826	111,373
Bob Evans Farms, Inc.	2,826	88,595
Boyd Gaming Corp. *(a)	9,420	88,925
Bridgepoint Education, Inc. *(a)	2,936	68,967
Brinker International, Inc.	6,123	157,851
Buffalo Wild Wings, Inc. *	1,884	118,014
Career Education Corp. *	3,297	70,886
Carnival Corp.	22,137	859,137
Chipotle Mexican Grill, Inc. *	1,884	544,608
Choice Hotels International, Inc.	2,355	83,932
Coinstar, Inc. *(a)	1,486	78,951
Cracker Barrel Old Country Store, Inc.	1,413	66,948
Darden Restaurants, Inc.	7,065	357,842
DeVry, Inc.	3,297	177,543
Gaylord Entertainment Co. *	1,884	60,759
Grand Canyon Education, Inc. *	20	258
H&R Block, Inc.	17,427	282,317
Hillenbrand, Inc.	3,768	85,722
Hyatt Hotels Corp., Class A *	1,884	83,989
International Game Technology	16,014	276,081
International Speedway Corp., Class A	2,826	80,852
ITT Educational Services, Inc. *	1,884	129,582
Jack in the Box, Inc. *	3,768	83,687
Las Vegas Sands Corp. *	23,550	978,267
Life Time Fitness, Inc. *	3,297	121,297
Marriott International, Inc., Class A	16,014	605,489
Matthews International Corp., Class A	1,884	73,646
McDonald’s Corp.	54,233	4,422,159
MGM Resorts International *	16,254	244,948
Orient-Express Hotels Ltd., Class A *	4,710	55,060
P.F. Chang’s China Bistro, Inc.	942	38,047
Panera Bread Co., Class A *	1,413	176,667
Penn National Gaming, Inc. *	3,297	133,529
Regis Corp.	4,710	70,320
Royal Caribbean Cruises Ltd. *	7,065	275,535
Scientific Games Corp., Class A *	5,652	55,729
Service Corp. International	13,188	151,398
Six Flags Entertainment Corp.	1,884	150,155
Sotheby’s	3,393	144,406
Starbucks Corp.	38,151	1,403,575
Starwood Hotels & Resorts Worldwide, Inc.	8,949	545,710
Strayer Education, Inc. (a)	942	113,210
The Cheesecake Factory, Inc. *	3,768	119,709
Vail Resorts, Inc.	1,884	91,657
Weight Watchers International, Inc.	2,826	226,758
Wendy’s/Arby’s Group, Inc., Class A	19,311	97,134
WMS Industries, Inc. *	2,826	88,906
Wyndham Worldwide Corp.	9,420	327,910
Wynn Resorts Ltd.	4,710	690,109
Yum! Brands, Inc.	24,021	1,328,842

		16,958,968

Diversified Financials 6.0%
Affiliated Managers Group, Inc. *	2,826	298,793
American Express Co.	55,107	2,843,521
Ameriprise Financial, Inc.	13,188	807,501
Artio Global Investors, Inc.	2,826	39,536
Bank of America Corp.	510,568	5,999,174
Bank of New York Mellon Corp.	62,172	1,747,655
BlackRock, Inc.	4,710	968,188
Capital One Financial Corp.	24,021	1,305,301
Cash America International, Inc.	2,355	122,601
CBOE Holdings, Inc.	1,208	31,795
CIT Group, Inc. *	8,949	396,709
Citigroup, Inc. *	146,577	6,031,644
CME Group, Inc.	3,768	1,076,744
Cohen & Steers, Inc.	3,768	115,602
Credit Acceptance Corp. *	1,413	113,040
Discover Financial Services	28,260	673,718
Duff & Phelps Corp., Class A	4,239	62,398
E*TRADE Financial Corp. *	10,122	160,029
Eaton Vance Corp.	6,123	193,181
EZCORP, Inc., Class A *	2,080	68,203
Federated Investors, Inc., Class B (a)	4,719	120,948
Franklin Resources, Inc.	8,012	1,038,195
Greenhill & Co., Inc.	1,413	78,648
IntercontinentalExchange, Inc. *	3,768	454,609
Invesco Ltd.	24,021	592,598
Investment Technology Group, Inc. *	2,826	42,786
Janus Capital Group, Inc.	9,420	97,309
Jefferies Group, Inc.	5,652	125,135
JPMorgan Chase & Co.	198,772	8,594,901
KBW, Inc.	2,355	50,067
Knight Capital Group, Inc., Class A *	4,710	58,121
Legg Mason, Inc.	8,478	286,896
Leucadia National Corp.	10,362	367,436
MF Global Holdings Ltd. *	10,362	79,891
Moody’s Corp.	10,833	432,345
Morgan Stanley	69,823	1,686,924
MSCI, Inc., Class A *	5,791	218,726
Northern Trust Corp.	12,717	620,462
NYSE Euronext	13,659	497,324
optionsXpress Holdings, Inc.	4,710	86,193
PICO Holdings, Inc. *	2,355	70,250
Piper Jaffray Cos., Inc. *	1,413	46,940
Portfolio Recovery Associates, Inc. *	1,898	164,405
Raymond James Financial, Inc.	5,181	185,169
SEI Investments Co.	8,478	200,420
SLM Corp. *	24,492	417,344
State Street Corp.	25,434	1,164,114
Stifel Financial Corp. *	2,105	84,768
T. Rowe Price Group, Inc.	13,188	834,800

4

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TD Ameritrade Holding Corp.	12,246	263,901
The Charles Schwab Corp. (b)	49,230	886,632
The Goldman Sachs Group, Inc.	22,137	3,115,340
The NASDAQ OMX Group, Inc. *	8,007	204,339
Waddell & Reed Financial, Inc., Class A	4,239	163,625

		46,386,894

Energy 11.6%
Alpha Natural Resources, Inc. *(a)	6,140	336,411
Anadarko Petroleum Corp.	25,905	2,059,966
Apache Corp.	18,443	2,297,998
Apco Oil & Gas International, Inc.	1,422	125,691
Arch Coal, Inc.	8,478	253,407
Atwood Oceanics, Inc. *	2,826	122,479
Baker Hughes, Inc.	22,274	1,646,717
Berry Petroleum Co., Class A	2,826	148,111
Bill Barrett Corp. *	2,008	89,497
Brigham Exploration Co. *	8,007	249,338
Bristow Group, Inc. *	2,355	108,212
Cabot Oil & Gas Corp.	5,652	332,055
Cameron International Corp. *	13,188	628,540
CARBO Ceramics, Inc.	1,413	212,332
Chesapeake Energy Corp.	33,441	1,048,041
Chevron Corp.	101,736	10,673,124
Cimarex Energy Co.	4,710	451,830
Clean Energy Fuels Corp. *(a)	3,297	47,147
Cobalt International Energy, Inc. *	6,190	89,074
Complete Production Services, Inc. *	4,239	140,692
Concho Resources, Inc. *	5,180	490,080
ConocoPhillips	69,708	5,104,020
CONSOL Energy, Inc.	11,427	585,862
Contango Oil & Gas Co. *	471	29,183
Continental Resources, Inc. *	1,884	124,759
CVR Energy, Inc. *	3,346	73,144
Denbury Resources, Inc. *	20,302	445,832
Devon Energy Corp.	21,201	1,782,368
Diamond Offshore Drilling, Inc.	3,297	242,890
Dresser-Rand Group, Inc. *	4,710	247,652
Dril-Quip, Inc. *	1,413	104,816
El Paso Corp. *	37,209	783,250
EOG Resources, Inc.	13,188	1,439,338
EXCO Resources, Inc.	8,949	180,233
Exterran Holdings, Inc. *	3,297	71,050
Exxon Mobil Corp.	257,164	21,465,479
FMC Technologies, Inc. *	13,188	588,580
Forest Oil Corp. *	5,652	168,995
Frontier Oil Corp.	5,652	168,769
Gulfport Energy Corp. *	2,375	70,276
Halliburton Co.	47,100	2,362,065
Helix Energy Solutions Group, Inc. *	5,181	90,771
Helmerich & Payne, Inc.	5,181	324,745
Hess Corp.	15,077	1,191,535
Holly Corp.	2,355	146,740
International Coal Group, Inc. *	8,604	125,016
ION Geophysical Corp. *	8,949	90,295
Key Energy Services, Inc. *	8,949	158,218
Kinder Morgan, Inc. *	4,760	139,420
Lufkin Industries, Inc.	1,884	170,898
Marathon Oil Corp.	37,209	2,015,612
Massey Energy Co.	5,652	373,032
McMoRan Exploration Co. *	7,311	134,669
Murphy Oil Corp.	9,891	681,391
Nabors Industries Ltd. *	15,543	433,494
National-Oilwell Varco, Inc.	22,137	1,606,704
Newfield Exploration Co. *	7,065	526,978
Newpark Resources, Inc. *	4,740	46,025
Noble Corp.	12,896	539,956
Noble Energy, Inc.	9,420	877,944
Oasis Petroleum, Inc. *	3,768	113,982
Occidental Petroleum Corp.	41,544	4,480,520
Oceaneering International, Inc. *	2,826	230,319
Oil States International, Inc. *	2,355	186,163
Overseas Shipholding Group, Inc. (a)	1,884	51,452
Patriot Coal Corp. *	6,123	141,625
Patterson-UTI Energy, Inc.	8,478	265,616
Peabody Energy Corp.	14,601	895,917
Penn Virginia Corp.	3,297	48,103
Petrohawk Energy Corp. *	16,485	436,358
Pioneer Drilling Co. *	6,123	89,641
Pioneer Natural Resources Co.	5,181	475,719
Plains Exploration & Production Co. *	7,536	277,702
QEP Resources, Inc.	8,478	368,793
Quicksilver Resources, Inc. *	6,594	94,228
Range Resources Corp.	8,478	474,090
Rosetta Resources, Inc. *	3,297	162,048
Rowan Cos., Inc. *	5,652	224,102
SandRidge Energy, Inc. *	18,390	208,175
Schlumberger Ltd.	70,191	6,016,773
SEACOR Holdings, Inc.	942	93,889
Ship Finance International Ltd.	3,768	72,835
SM Energy Co.	3,297	219,218
Southern Union Co.	6,123	185,711
Southwestern Energy Co. *	17,898	783,396
Spectra Energy Corp.	33,441	922,637
Sunoco, Inc.	6,123	247,920
Superior Energy Services, Inc. *	4,239	158,835
Swift Energy Co. *	1,884	73,909
Teekay Corp.	3,768	126,416
Tesco Corp. *	4,239	86,348
Tesoro Corp. *	7,536	183,878
TETRA Technologies, Inc. *	3,541	48,299
The Williams Cos., Inc.	30,144	946,220
Tidewater, Inc.	2,826	154,441
Ultra Petroleum Corp. *	8,007	389,300
Unit Corp. *	2,355	135,624
Valero Energy Corp.	29,202	803,055
Weatherford International Ltd. *	37,693	745,191
Whiting Petroleum Corp. *	6,594	442,457
World Fuel Services Corp.	2,826	103,375

		89,427,026

Food & Staples Retailing 2.0%
BJ’s Wholesale Club, Inc. *	2,826	142,487
Casey’s General Stores, Inc.	2,355	97,615
Costco Wholesale Corp.	22,608	1,864,708
CVS Caremark Corp.	69,853	2,702,613
Nash Finch Co.	942	35,391
PriceSmart, Inc.	1,884	87,889
Ruddick Corp.	2,042	89,746
Safeway, Inc.	21,195	523,516
SUPERVALU, Inc.	10,553	108,274

 5

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sysco Corp.	30,144	970,938
The Andersons, Inc.	1,413	61,225
The Kroger Co.	31,557	783,245
United Natural Foods, Inc. *	2,355	102,466
Wal-Mart Stores, Inc.	102,207	5,643,870
Walgreen Co.	46,737	2,039,135
Whole Foods Market, Inc.	6,737	412,035
Winn-Dixie Stores, Inc. *	72	656

		15,665,809

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	106,446	2,986,875
Archer-Daniels-Midland Co.	30,144	976,967
Brown-Forman Corp., Class B	5,652	409,657
Bunge Ltd.	7,536	561,055
Campbell Soup Co.	10,833	376,447
Chiquita Brands International, Inc. *	4,239	63,161
Coca-Cola Enterprises, Inc.	16,956	489,859
ConAgra Foods, Inc.	23,079	586,899
Constellation Brands, Inc., Class A *	10,362	227,549
Corn Products International, Inc.	4,239	240,478
Darling International, Inc. *	5,123	98,105
Dean Foods Co. *	8,949	124,212
Diamond Foods, Inc. (a)	1,413	105,170
Dole Food Co., Inc. *(a)	5,181	69,477
Dr. Pepper Snapple Group, Inc.	12,411	511,333
Flowers Foods, Inc.	4,239	141,286
General Mills, Inc.	32,028	1,273,754
Green Mountain Coffee Roasters, Inc. *	6,123	504,351
H.J. Heinz Co.	16,014	879,489
Hansen Natural Corp. *	3,768	269,977
Hormel Foods Corp.	7,536	221,031
J&J Snack Foods Corp.	994	51,211
Kellogg Co.	13,211	752,895
Kraft Foods, Inc., Class A	82,896	2,898,873
Lancaster Colony Corp.	954	57,851
Lorillard, Inc.	7,577	873,477
McCormick & Co., Inc.	6,594	330,953
Molson Coors Brewing Co., Class B	8,007	373,527
PepsiCo, Inc.	81,110	5,768,543
Philip Morris International, Inc.	93,263	6,691,620
Ralcorp Holdings, Inc. *	2,826	248,518
Reynolds American, Inc.	16,956	674,510
Sara Lee Corp.	34,383	672,188
Smithfield Foods, Inc. *	8,007	167,747
Snyders-Lance, Inc.	2,826	60,081
The Coca-Cola Co.	108,332	7,237,661
The Hershey Co.	8,007	446,230
The J.M. Smucker Co.	6,123	485,431
Tootsie Roll Industries, Inc.	1,413	41,457
TreeHouse Foods, Inc. *	1,884	114,792
Tyson Foods, Inc., Class A	14,601	277,711
Vector Group Ltd. (a)	2,630	50,654

		39,393,062

Health Care Equipment & Services 4.7%
Accretive Health, Inc. *(a)	2,745	66,813
Aetna, Inc.	23,079	1,008,091
Alere, Inc. *	4,239	169,560
Align Technology, Inc. *	4,239	103,856
Allscripts Healthcare Solutions, Inc. *	9,891	198,908
American Medical Systems Holdings, Inc. *	3,772	112,934
AMERIGROUP Corp. *	3,297	233,790
AmerisourceBergen Corp.	15,543	640,682
AmSurg Corp. *	3,297	85,425
athenahealth, Inc. *	1,884	84,347
Baxter International, Inc.	29,703	1,767,923
Beckman Coulter, Inc.	3,768	313,083
Becton, Dickinson & Co.	11,775	1,030,901
Boston Scientific Corp. *	78,657	564,757
Brookdale Senior Living, Inc. *	4,710	121,565
C.R. Bard, Inc.	5,181	579,132
Cardinal Health, Inc.	18,840	855,713
CareFusion Corp. *	11,082	321,156
Catalyst Health Solutions, Inc. *	2,355	143,726
Centene Corp. *	2,826	98,345
Cerner Corp. *	3,768	452,537
Chemed Corp.	1,413	95,476
CIGNA Corp.	14,130	704,946
Community Health Systems, Inc. *	5,181	148,384
CONMED Corp. *	3,297	93,305
Coventry Health Care, Inc. *	8,007	281,686
Covidien plc	25,532	1,404,260
Cyberonics, Inc. *	1,884	61,513
DaVita, Inc. *	5,181	435,463
DENTSPLY International, Inc.	7,536	295,713
Edwards Lifesciences Corp. *	5,652	501,502
Emdeon, Inc., Class A *	2,856	43,811
Emeritus Corp. *	3,297	77,150
Express Scripts, Inc. *	26,376	1,570,955
Gen-Probe, Inc. *	2,355	192,615
Gentiva Health Services, Inc. *	2,826	69,181
Haemonetics Corp. *	1,413	95,561
HCA Holdings, Inc. *	6,594	230,065
Health Management Associates, Inc., Class A *	13,659	155,713
Health Net, Inc. *	5,181	166,258
HEALTHSOUTH Corp. *	4,710	132,210
Healthspring, Inc. *	2,826	123,920
Henry Schein, Inc. *	4,710	338,272
Hill-Rom Holdings, Inc.	3,297	150,475
HMS Holdings Corp. *	1,884	147,065
Hologic, Inc. *	13,188	283,542
Hospira, Inc. *	8,478	468,749
Humana, Inc. *	8,949	720,663
IDEXX Laboratories, Inc. *	3,297	259,540
Immucor, Inc. *	4,239	88,722
Integra LifeSciences Holdings Corp. *	1,427	73,191
Intuitive Surgical, Inc. *	1,935	675,315
Invacare Corp.	3,297	110,713
Kindred Healthcare, Inc. *	4,710	115,583
Kinetic Concepts, Inc. *	3,297	195,644
Laboratory Corp. of America Holdings *	5,652	569,891
Landauer, Inc.	471	28,128
LHC Group, Inc. *	8	216
LifePoint Hospitals, Inc. *	2,826	118,692
Lincare Holdings, Inc.	4,807	145,748
Magellan Health Services, Inc. *	1,884	99,739
Masimo Corp.	2,826	86,815

6

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McKesson Corp.	14,130	1,209,669
MedAssets, Inc. *	3,297	47,971
Medco Health Solutions, Inc. *	21,666	1,296,927
MEDNAX, Inc. *	2,355	176,978
Medtronic, Inc.	55,108	2,242,896
Meridian Bioscience, Inc.	3,297	78,666
NuVasive, Inc. *	1,930	65,215
Omnicare, Inc.	6,123	192,507
Owens & Minor, Inc.	3,297	114,076
Patterson Cos., Inc.	5,181	179,185
PSS World Medical, Inc. *	3,297	96,338
Quality Systems, Inc.	1,413	121,631
Quest Diagnostics, Inc.	8,007	467,769
ResMed, Inc. *	7,536	242,659
Select Medical Holdings Corp. *	64	608
Sirona Dental Systems, Inc. *	2,355	127,311
St. Jude Medical, Inc.	17,909	907,449
STERIS Corp.	2,524	91,091
Stryker Corp.	16,014	999,274
Teleflex, Inc.	1,884	116,996
Tenet Healthcare Corp. *	25,434	162,269
The Cooper Cos., Inc.	2,355	176,413
Thoratec Corp. *	2,826	98,260
UnitedHealth Group, Inc.	57,094	2,794,751
Universal American Corp.	4,239	39,423
Universal Health Services, Inc., Class B	4,710	256,648
Varian Medical Systems, Inc. *	6,594	445,359
VCA Antech, Inc. *	4,239	103,644
Volcano Corp. *	2,484	78,072
WellCare Health Plans, Inc. *	1,884	92,787
WellPoint, Inc.	20,295	1,586,460
West Pharmaceutical Services, Inc.	1,884	87,568
Wright Medical Group, Inc. *	2,826	43,944
Zimmer Holdings, Inc. *	11,304	765,959
Zoll Medical Corp. *	1,413	85,925

		36,102,332

Household & Personal Products 2.2%
Avon Products, Inc.	22,137	657,690
Church & Dwight Co., Inc.	3,768	316,889
Colgate-Palmolive Co.	24,973	2,185,887
Energizer Holdings, Inc. *	3,768	290,324
Herbalife Ltd.	6,594	371,110
Kimberly-Clark Corp.	21,666	1,479,788
Mead Johnson Nutrition Co.	10,386	704,067
Nu Skin Enterprises, Inc., Class A	3,297	128,880
Spectrum Brands Holdings, Inc. *	2,355	84,709
The Clorox Co.	7,065	497,941
The Estee Lauder Cos., Inc., Class A	6,123	627,669
The Procter & Gamble Co.	142,242	9,530,214

		16,875,168

Insurance 3.9%
ACE Ltd.	17,087	1,175,927
Aflac, Inc.	24,492	1,170,473
Alleghany Corp. *	478	159,255
Allied World Assurance Co. Holdings Ltd.	1,884	114,208
American Financial Group, Inc.	3,768	133,990
American International Group, Inc. *(a)	21,666	617,481
American National Insurance Co.	942	75,737
AMERISAFE, Inc. *	942	21,798
AmTrust Financial Services, Inc.	3,297	74,941
Aon Corp.	15,239	794,714
Arch Capital Group Ltd. *	8,478	285,963
Argo Group International Holdings Ltd.	1,884	55,672
Arthur J. Gallagher & Co.	5,652	162,269
Aspen Insurance Holdings Ltd.	3,768	101,208
Assurant, Inc.	6,123	226,490
Assured Guaranty Ltd.	8,552	145,555
Axis Capital Holdings Ltd.	7,536	248,236
Berkshire Hathaway, Inc., Class B *	97,980	7,747,279
Brown & Brown, Inc.	6,123	161,586
Cincinnati Financial Corp.	8,007	243,573
CNA Surety Corp. *	2,355	62,502
CNO Financial Group, Inc. *	11,306	87,508
Delphi Financial Group, Inc., Class A	2,826	82,434
Endurance Specialty Holdings Ltd.	2,826	114,764
Enstar Group Ltd. *	471	47,915
Erie Indemnity Co., Class A	1,884	134,178
Everest Re Group Ltd.	2,826	251,429
FBL Financial Group, Inc., Class A	471	14,964
Fidelity National Financial, Inc., Class A	12,246	195,691
First American Financial Corp.	6,594	106,031
Flagstone Reinsurance Holdings S.A.	3,297	28,816
Genworth Financial, Inc., Class A *	26,376	293,037
Greenlight Capital Re Ltd., Class A *	1,413	37,077
Hanover Insurance Group, Inc.	2,826	116,036
Harleysville Group, Inc.	942	30,172
HCC Insurance Holdings, Inc.	5,652	187,025
Hilltop Holdings, Inc. *	28	276
Infinity Property & Casualty Corp.	471	25,038
Lincoln National Corp.	15,543	456,187
Loews Corp.	18,369	771,865
Markel Corp. *	471	194,839
Marsh & McLennan Cos., Inc.	27,318	837,843
MBIA, Inc. *	11,304	99,475
MetLife, Inc.	42,036	1,853,788
Montpelier Re Holdings Ltd.	4,239	79,736
Old Republic International Corp.	12,390	154,008
OneBeacon Insurance Group Ltd., Class A	26	390
PartnerRe Ltd.	4,251	318,145
Platinum Underwriters Holdings Ltd.	2,355	80,400
Principal Financial Group, Inc.	16,014	500,758
ProAssurance Corp. *	1,884	132,464
Protective Life Corp.	4,239	102,329
Prudential Financial, Inc.	24,963	1,592,140
Reinsurance Group of America, Inc.	3,768	239,381
RenaissanceRe Holdings Ltd.	3,297	237,252
Safety Insurance Group, Inc.	942	42,296
Selective Insurance Group, Inc.	2,826	46,827
StanCorp Financial Group, Inc.	2,355	101,689
State Auto Financial Corp.	2,355	39,305
The Allstate Corp.	27,789	872,019
The Chubb Corp.	16,024	1,051,014
The Hartford Financial Services Group, Inc.	22,697	604,875
The Navigators Group, Inc. *	948	45,333

 7

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Progressive Corp.	32,970	713,800
The Travelers Cos., Inc.	23,917	1,484,767
Torchmark Corp.	4,239	281,046
Tower Group, Inc.	1,884	45,781
Transatlantic Holdings, Inc.	3,297	153,442
Unum Group	17,427	458,504
Validus Holdings Ltd.	2,868	92,436
W.R. Berkley Corp.	7,536	249,517
White Mountains Insurance Group Ltd.	478	195,741
XL Group plc	17,898	423,467

		30,084,107

Materials 4.4%
AbitibiBowater, Inc. *	4,239	105,127
Air Products & Chemicals, Inc.	10,362	985,323
Airgas, Inc.	4,239	292,830
AK Steel Holding Corp.	6,123	93,682
Albemarle Corp.	4,710	333,656
Alcoa, Inc.	52,752	886,761
Allegheny Technologies, Inc.	5,181	347,127
Allied Nevada Gold Corp. *	4,239	157,182
AMCOL International Corp.	2,826	103,771
AptarGroup, Inc.	3,297	176,060
Arch Chemicals, Inc.	1,070	38,681
Ashland, Inc.	3,768	257,505
Ball Corp.	9,420	372,184
Bemis Co., Inc.	5,652	187,194
Cabot Corp.	3,297	139,232
Calgon Carbon Corp. *	5,181	89,372
Carpenter Technology Corp.	1,912	100,514
Celanese Corp., Series A	7,536	392,550
Century Aluminum Co. *	2,826	45,612
CF Industries Holdings, Inc.	3,768	579,443
Chemtura Corp. *	4,915	93,631
Cliffs Natural Resources, Inc.	7,065	640,796
Coeur d’Alene Mines Corp. *	4,344	119,764
Commercial Metals Co.	6,123	91,171
Compass Minerals International, Inc.	1,884	175,156
Crown Holdings, Inc. *	8,478	344,292
Cytec Industries, Inc.	2,355	132,327
Domtar Corp.	2,838	290,838
E.I. du Pont de Nemours & Co.	46,188	2,461,820
Eagle Materials, Inc.	2,826	81,417
Eastman Chemical Co.	3,297	348,987
Ecolab, Inc.	12,246	672,061
Ferro Corp. *	4,302	56,356
FMC Corp.	3,768	317,831
Freeport-McMoRan Copper & Gold, Inc.	48,042	2,480,889
Graphic Packaging Holding Co. *	15,543	85,176
Greif, Inc., Class A	1,884	124,570
H.B. Fuller Co.	3,768	83,989
Hecla Mining Co. *	13,188	111,966
Huntsman Corp.	9,420	178,509
International Flavors & Fragrances, Inc.	3,768	241,378
International Paper Co.	21,195	661,708
Intrepid Potash, Inc. *	2,826	90,969
Kaiser Aluminum Corp.	1,884	99,362
LyondellBasell Industries N.V., Class A	18,369	804,746
Martin Marietta Materials, Inc.	2,355	201,729
MeadWestvaco Corp.	8,949	304,445
Minerals Technologies, Inc.	1,413	96,084
Molycorp, Inc. *	2,826	187,731
Monsanto Co.	28,260	2,007,590
Nalco Holding Co.	7,065	201,635
NewMarket Corp.	497	86,587
Newmont Mining Corp.	24,642	1,393,998
Nucor Corp.	15,072	638,149
Olin Corp.	4,710	113,134
OM Group, Inc. *	2,355	87,794
Owens-Illinois, Inc. *	8,949	287,442
Packaging Corp. of America	5,181	150,767
PPG Industries, Inc.	8,949	793,776
Praxair, Inc.	16,014	1,694,922
Reliance Steel & Aluminum Co.	4,239	218,351
Rock-Tenn Co., Class A (a)	3,249	249,596
Rockwood Holdings, Inc. *	3,768	198,159
Royal Gold, Inc.	2,835	175,827
RPM International, Inc.	7,065	166,028
Schnitzer Steel Industries, Inc., Class A	1,413	83,508
Schweitzer-Mauduit International, Inc.	1,413	74,437
Sealed Air Corp.	8,007	205,620
Sensient Technologies Corp.	2,826	107,529
Sigma-Aldrich Corp.	5,652	397,279
Silgan Holdings, Inc.	2,456	110,250
Solutia, Inc. *	6,594	164,652
Sonoco Products Co.	5,181	183,511
Southern Copper Corp.	11,304	390,666
Steel Dynamics, Inc.	11,304	193,298
Stillwater Mining Co. *	4,239	85,840
Temple-Inland, Inc.	5,652	134,178
Texas Industries, Inc.	1,884	78,921
The Dow Chemical Co.	59,346	2,144,171
The Lubrizol Corp.	3,768	506,796
The Mosaic Co.	8,007	567,296
The Scotts Miracle-Gro Co., Class A	2,355	135,884
The Valspar Corp.	4,710	181,194
Titanium Metals Corp. *	5,181	97,040
United States Steel Corp.	7,536	347,485
Valhi, Inc.	2,543	103,093
Vulcan Materials Co.	5,652	228,850
W.R. Grace & Co. *	3,297	154,267
Walter Energy, Inc.	3,297	410,641
Westlake Chemical Corp.	1,413	79,269
Weyerhaeuser Co.	27,318	588,430
Worthington Industries, Inc.	3,329	72,672

		33,554,036

Media 3.2%
Belo Corp., Class A *	4,239	33,658
Cablevision Systems Corp., Class A	12,246	434,978
CBS Corp., Class B	32,499	908,347
Charter Communications, Inc., Class A *	2,355	133,034
Cinemark Holdings, Inc.	3,768	81,954
Clear Channel Outdoor Holdings, Inc., Class A *	4,710	69,708
Comcast Corp., Class A	145,110	3,662,576
DIRECTV, Class A *	42,390	2,130,521

8

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Discovery Communications, Inc., Series A *	14,601	636,019
DISH Network Corp., Class A *	11,304	342,285
DreamWorks Animation SKG, Inc., Class A *	3,768	90,093
Gannett Co., Inc.	13,188	188,061
John Wiley & Sons, Inc., Class A	2,355	124,815
Lamar Advertising Co., Class A *	3,297	95,745
Liberty Global, Inc., Series A *	13,188	594,119
Liberty Media - Starz, Series A *	3,782	288,453
Liberty Media Corp. - Capital, Series A *	4,239	386,342
Live Nation Entertainment, Inc. *	7,156	82,509
Madison Square Garden, Inc., Class A *	2,879	79,201
Morningstar, Inc.	1,413	85,359
News Corp., Class A	121,989	2,237,278
Omnicom Group, Inc.	16,014	748,975
Scripps Networks Interactive, Class A	4,239	213,773
Sirius XM Radio, Inc. *	203,943	479,266
The Interpublic Group of Cos., Inc.	24,963	297,809
The McGraw-Hill Cos., Inc.	16,485	700,118
The New York Times Co., Class A *	8,478	67,994
The Walt Disney Co.	90,041	3,748,407
The Washington Post Co., Class B (a)	477	195,851
Time Warner Cable, Inc.	18,840	1,454,825
Time Warner, Inc.	57,093	2,079,898
Valassis Communications, Inc. *	2,355	68,366
Viacom, Inc., Class B	28,260	1,424,587
Virgin Media, Inc.	15,072	491,649

		24,656,573

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Abbott Laboratories	78,186	4,085,218
Acorda Therapeutics, Inc. *	3,297	108,306
Alexion Pharmaceuticals, Inc. *	9,420	446,696
Alkermes, Inc. *	8,949	163,946
Allergan, Inc.	16,485	1,363,804
Alnylam Pharmaceuticals, Inc. *	36	377
Amgen, Inc. *	48,042	2,908,463
Amylin Pharmaceuticals, Inc. *	7,536	104,675
Auxilium Pharmaceuticals, Inc. *	2,355	52,728
Bio-Rad Laboratories, Inc., Class A *	942	117,213
Biogen Idec, Inc. *	11,775	1,115,446
BioMarin Pharmaceutical, Inc. *	5,652	159,556
Bristol-Myers Squibb Co.	88,135	2,534,763
Bruker Corp. *	4,239	83,593
Celgene Corp. *	24,021	1,463,119
Cephalon, Inc. *	3,768	300,272
Cepheid, Inc. *	5,893	189,283
Charles River Laboratories International, Inc. *	3,297	127,528
Covance, Inc. *	3,297	194,061
Cubist Pharmaceuticals, Inc. *	4,239	163,329
Dendreon Corp. *	7,188	304,699
Eli Lilly & Co.	50,868	1,957,401
Endo Pharmaceuticals Holdings, Inc. *	5,181	215,685
Exelixis, Inc. *	6,594	76,688
Forest Laboratories, Inc. *	15,543	559,859
Gilead Sciences, Inc. *	42,525	1,774,993
Halozyme Therapeutics, Inc. *	11,775	79,363
Human Genome Sciences, Inc. *	9,420	257,825
Illumina, Inc. *	6,594	475,295
Impax Laboratories, Inc. *	4,243	113,925
Incyte Corp. *	6,594	116,912
InterMune, Inc. *	2,365	87,978
Ironwood Pharmaceuticals, Inc. *	4,866	73,574
Johnson & Johnson	139,414	9,381,168
Life Technologies Corp. *	9,420	489,557
Luminex Corp. *	5,181	108,127
Medicis Pharmaceutical Corp., Class A	3,297	123,539
Merck & Co., Inc.	155,901	5,729,362
Mettler-Toledo International, Inc. *	1,884	315,325
Mylan, Inc. *	21,666	510,126
Myriad Genetics, Inc. *	4,710	119,681
Nektar Therapeutics *	4,754	46,019
Onyx Pharmaceuticals, Inc. *	3,297	139,958
Par Pharmaceutical Cos., Inc. *	3,297	113,285
PAREXEL International Corp. *	2,905	73,119
PDL BioPharma, Inc.	9,420	62,549
PerkinElmer, Inc.	6,594	182,588
Perrigo Co.	4,239	362,689
Pfizer, Inc.	410,489	8,804,989
Pharmaceutical Product Development, Inc.	6,123	176,649
Pharmasset, Inc. *	1,905	194,691
Regeneron Pharmaceuticals, Inc. *	4,239	254,425
Salix Pharmaceuticals Ltd. *	3,768	150,833
Savient Pharmaceuticals, Inc. *	6,123	51,984
Seattle Genetics, Inc. *	8,007	155,096
Talecris Biotherapeutics Holdings Corp. *	3,074	88,531
Targacept, Inc. *	1,884	42,390
Techne Corp.	1,884	153,546
Theravance, Inc. *	3,893	101,724
Thermo Fisher Scientific, Inc. *	20,724	1,356,386
United Therapeutics Corp. *	2,355	152,062
Vertex Pharmaceuticals, Inc. *	9,891	534,015
ViroPharma, Inc. *	3,824	73,994
Warner Chilcott plc, Class A	5,752	138,681
Waters Corp. *	4,710	464,218
Watson Pharmaceuticals, Inc. *	7,065	454,633

		52,882,512

Real Estate 2.9%
Acadia Realty Trust	1,884	38,905
Alexander’s, Inc.	477	187,089
Alexandria Real Estate Equities, Inc.	2,826	233,258
American Campus Communities, Inc.	2,826	99,871
American Capital Agency Corp.	6,141	186,502
Annaly Capital Management, Inc.	38,622	700,217
Anworth Mortgage Asset Corp.	10,362	75,125
Apartment Investment & Management Co., Class A	6,594	176,258
AvalonBay Communities, Inc.	4,710	626,760
BioMed Realty Trust, Inc.	6,123	125,460
Boston Properties, Inc.	7,536	816,526
Brandywine Realty Trust	8,007	102,169
BRE Properties, Inc.	2,826	144,183
Brookfield Properties Corp.	13,659	268,673
Camden Property Trust	3,297	211,931

 9

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Capstead Mortgage Corp.	5,652	75,002
CB Richard Ellis Group, Inc., Class A *	15,083	398,644
CBL & Associates Properties, Inc.	8,949	172,179
Chimera Investment Corp.	50,958	199,246
Colonial Properties Trust	3,297	69,567
Colony Financial, Inc.	3,768	69,520
CommonWealth REIT	3,531	92,159
Corporate Office Properties Trust	2,826	100,097
Cousins Properties, Inc.	10,956	96,084
DCT Industrial Trust, Inc.	16,014	90,639
Developers Diversified Realty Corp.	9,541	138,249
DiamondRock Hospitality Co.	9,929	114,183
Digital Realty Trust, Inc.	4,291	267,630
Douglas Emmett, Inc.	6,594	138,804
Duke Realty Corp.	11,775	177,096
DuPont Fabros Technology, Inc.	3,297	86,184
EastGroup Properties, Inc.	1,884	88,378
Entertainment Properties Trust	2,355	114,406
Equity Lifestyle Properties, Inc.	1,413	83,014
Equity One, Inc.	4,710	92,363
Equity Residential	15,553	961,642
Essex Property Trust, Inc.	1,413	194,443
Extra Space Storage, Inc.	8,007	174,232
Federal Realty Investment Trust	3,297	288,817
Forest City Enterprises, Inc., Class A *	8,478	162,523
Forestar Group, Inc. *	1,884	34,345
Franklin Street Properties Corp.	4,239	58,032
General Growth Properties, Inc.	19,610	323,173
Government Properties Income Trust	2,364	62,599
Hatteras Financial Corp.	2,826	82,547
HCP, Inc.	18,840	714,790
Health Care REIT, Inc.	8,488	451,477
Healthcare Realty Trust, Inc.	3,768	82,971
Highwoods Properties, Inc.	3,768	135,949
Home Properties, Inc.	1,884	116,620
Hospitality Properties Trust	6,594	162,740
Host Hotels & Resorts, Inc.	32,509	571,508
Inland Real Estate Corp.	3,771	34,429
Invesco Mortgage Capital	3,343	76,120
Investors Real Estate Trust	3,776	36,589
Jones Lang LaSalle, Inc.	2,355	228,788
Kilroy Realty Corp.	2,826	117,194
Kimco Realty Corp.	20,253	395,136
LaSalle Hotel Properties	4,239	118,607
Lexington Realty Trust	10,362	97,817
Liberty Property Trust	5,652	203,811
Mack-Cali Realty Corp.	3,768	133,236
Medical Properties Trust, Inc.	5,425	67,053
MFA Financial, Inc.	14,130	116,431
Mid-America Apartment Communities, Inc.	1,884	129,148
National Health Investors, Inc.	2,355	110,968
National Retail Properties, Inc.	4,710	121,424
Nationwide Health Properties, Inc.	6,594	288,817
OMEGA Healthcare Investors, Inc.	4,710	100,276
Pennsylvania Real Estate Investment Trust	2,041	35,024
Piedmont Office Realty Trust, Inc., Class A	6,661	136,950
Plum Creek Timber Co., Inc.	8,478	343,529
Post Properties, Inc.	2,355	99,145
Potlatch Corp.	2,355	84,780
ProLogis	28,025	464,094
ProLogis, Inc.	8,007	296,179
PS Business Parks, Inc.	1,413	81,233
Public Storage	7,536	891,810
Rayonier, Inc.	4,239	281,427
Realty Income Corp.	5,181	182,060
Redwood Trust, Inc.	5,181	80,565
Regency Centers Corp.	4,710	218,120
Saul Centers, Inc.	1,440	57,485
Senior Housing Properties Trust	6,594	159,245
Simon Property Group, Inc.	15,072	1,779,400
SL Green Realty Corp.	3,768	339,158
Sovran Self Storage, Inc.	2,355	98,816
Starwood Property Trust, Inc.	3,768	81,916
Sunstone Hotel Investors, Inc. *	9,420	95,801
Tanger Factory Outlet Centers, Inc.	3,768	103,469
Taubman Centers, Inc.	2,826	171,171
The Howard Hughes Corp. *	1,887	144,318
The Macerich Co.	7,065	384,124
The St. Joe Co. *(a)	5,181	112,583
U-Store-It Trust	3,938	44,381
UDR, Inc.	9,131	237,954
Ventas, Inc.	8,007	451,595
Vornado Realty Trust	9,420	926,740
Washington Real Estate Investment Trust	2,826	97,582
Weingarten Realty Investors	6,594	175,532

		22,266,809

Retailing 3.7%
99 Cents Only Stores *	6,123	126,501
Aaron’s, Inc.	4,239	119,582
Abercrombie & Fitch Co., Class A	4,239	321,189
Advance Auto Parts, Inc.	4,710	292,491
Aeropostale, Inc. *	4,767	90,096
Amazon.com, Inc. *	17,898	3,520,358
American Eagle Outfitters, Inc.	9,420	124,909
Ann, Inc. *	2,943	82,846
Ascena Retail Group, Inc. *	3,768	126,077
AutoNation, Inc. *(a)	3,768	132,257
AutoZone, Inc. *	1,413	415,422
Bed Bath & Beyond, Inc. *	13,659	736,084
Best Buy Co., Inc.	15,182	482,180
Big Lots, Inc. *	4,239	141,625
Blue Nile, Inc. *(a)	1,413	70,650
Cabela’s, Inc. *	2,637	64,765
CarMax, Inc. *	11,775	349,247
Chico’s FAS, Inc.	9,420	142,054
Collective Brands, Inc. *	4,239	66,128
Dick’s Sporting Goods, Inc. *	4,239	168,458
Dillard’s, Inc., Class A	3,297	185,258
Dollar General Corp. *	1,884	66,072
Dollar Tree, Inc. *	7,065	450,323
DSW, Inc., Class A *(a)	1,884	94,483
Expedia, Inc.	10,833	303,432
Family Dollar Stores, Inc.	6,594	367,550
Foot Locker, Inc.	8,478	211,441
GameStop Corp., Class A *	8,007	224,036
Genuine Parts Co.	8,007	438,784
Group 1 Automotive, Inc.	2,355	91,209
Guess?, Inc.	4,249	194,264

10

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HSN, Inc. *	2,826	99,504
J.C. Penney Co., Inc.	10,833	383,813
Kohl’s Corp.	15,072	802,433
Liberty Media Corp. - Interactive, Series A *	31,557	574,653
Limited Brands, Inc.	14,130	564,635
LKQ Corp. *	7,536	200,382
Lowe’s Cos., Inc.	69,924	1,687,965
Lumber Liquidators Holdings, Inc. *	1,413	38,109
Macy’s, Inc.	22,137	639,317
Netflix, Inc. *	2,355	637,734
Nordstrom, Inc.	8,949	419,082
O’Reilly Automotive, Inc. *	7,065	424,677
OfficeMax, Inc. *	7,065	59,063
Penske Automotive Group, Inc. *	6,618	137,390
PetSmart, Inc.	6,594	298,708
Priceline.com, Inc. *	2,455	1,264,792
RadioShack Corp.	6,594	103,921
Rent-A-Center, Inc.	4,239	137,598
Ross Stores, Inc.	6,594	540,444
Saks, Inc. *	8,007	90,559
Sally Beauty Holdings, Inc. *	5,738	96,169
Sears Holdings Corp. *(a)	2,826	200,646
Signet Jewelers Ltd. *	4,239	195,036
Staples, Inc.	37,209	625,855
Target Corp.	32,537	1,611,558
The Buckle, Inc.	2,355	100,535
The Children’s Place Retail Stores, Inc. *	1,884	94,652
The Gap, Inc.	19,466	377,640
The Home Depot, Inc.	83,065	3,013,598
The Men’s Wearhouse, Inc.	2,826	97,299
The Sherwin-Williams Co.	5,181	455,099
The TJX Cos., Inc.	21,666	1,148,731
Tiffany & Co.	6,594	498,902
Tractor Supply Co.	3,768	237,987
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,826	158,200
Urban Outfitters, Inc. *	7,065	215,200
Williams-Sonoma, Inc.	5,181	202,836

		28,634,493

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	32,970	286,180
Altera Corp.	16,014	770,113
Amkor Technology, Inc. *	7,536	48,155
Analog Devices, Inc.	15,072	620,514
Applied Materials, Inc.	69,708	960,576
Applied Micro Circuits Corp. *	5,363	56,740
Atmel Corp. *	23,321	350,281
Broadcom Corp., Class A	23,550	847,329
Cabot Microelectronics Corp. *	942	47,335
Cavium Networks, Inc.	3,768	167,601
Cirrus Logic, Inc. *	3,869	63,645
Cree, Inc. *	6,604	289,850
Cymer, Inc. *	1,884	90,187
Cypress Semiconductor Corp. *	8,949	209,586
Diodes, Inc. *	1,884	55,013
Fairchild Semiconductor International, Inc. *	9,891	178,434
FEI Co. *	2,826	110,242
Hittite Microwave Corp. *	1,884	119,483
Integrated Device Technology, Inc. *	12,717	106,696
Intel Corp.	283,071	6,371,928
International Rectifier Corp. *	3,768	108,443
Intersil Corp., Class A	6,123	87,865
KLA-Tencor Corp.	8,949	385,702
Lam Research Corp. *	6,594	309,885
Linear Technology Corp.	10,833	374,713
LSI Corp. *	33,441	250,473
Marvell Technology Group Ltd. *	27,318	443,644
Maxim Integrated Products, Inc.	16,014	436,381
MEMC Electronic Materials, Inc. *	11,304	118,918
Microchip Technology, Inc.	9,420	372,373
Micron Technology, Inc. *	50,488	514,978
Microsemi Corp. *	5,181	114,241
MKS Instruments, Inc.	4,710	123,873
Monolithic Power Systems, Inc. *	36	623
National Semiconductor Corp.	11,775	288,841
Netlogic Microsystems, Inc. *	3,768	144,390
Novellus Systems, Inc. *	4,710	170,832
NVIDIA Corp. *	28,731	575,769
OmniVision Technologies, Inc. *	2,826	99,786
ON Semiconductor Corp. *	22,608	253,662
PMC-Sierra, Inc. *	11,304	88,623
Power Integrations, Inc.	2,355	86,711
Rambus, Inc. *	5,652	82,350
RF Micro Devices, Inc. *	18,369	115,725
Semtech Corp. *	3,007	86,060
Silicon Laboratories, Inc. *	2,355	101,218
Skyworks Solutions, Inc. *	8,478	215,935
Teradyne, Inc. *	9,420	150,814
Tessera Technologies, Inc. *	2,826	48,890
Texas Instruments, Inc.	60,511	2,136,038
TriQuint Semiconductor, Inc. *	7,819	101,256
Varian Semiconductor Equipment Associates, Inc. *	3,768	231,412
Veeco Instruments, Inc. *(a)	1,985	114,316
Volterra Semiconductor Corp. *	2,355	58,098
Xilinx, Inc.	14,601	520,964

		21,063,690

Software & Services 7.2%
Accenture plc, Class A	35,466	2,035,394
Activision Blizzard, Inc.	30,144	361,427
Acxiom Corp. *	4,710	64,762
Adobe Systems, Inc. *	27,318	946,022
Advent Software, Inc. *	3,768	105,316
Akamai Technologies, Inc. *	9,420	319,668
Alliance Data Systems Corp. *	2,826	265,446
ANSYS, Inc. *	4,239	243,191
AOL, Inc. *	5,239	107,766
Ariba, Inc. *	6,594	221,163
Autodesk, Inc. *	11,775	506,089
Automatic Data Processing, Inc.	25,905	1,427,625
Blackbaud, Inc.	3,297	92,811
Blackboard, Inc. *	1,884	81,182
BMC Software, Inc. *	9,420	525,919
Broadridge Financial Solutions, Inc.	6,615	151,351
CA, Inc.	21,666	506,984
CACI International, Inc., Class A *	1,413	90,192
Cadence Design Systems, Inc. *	13,659	146,015

 11

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Citrix Systems, Inc. *	9,420	825,380
Cognizant Technology Solutions Corp., Class A *	15,072	1,146,075
CommVault Systems, Inc. *	3,768	155,769
Computer Sciences Corp.	8,007	319,399
Compuware Corp. *	12,246	124,787
Concur Technologies, Inc. *	2,355	117,679
Convergys Corp. *	6,594	84,271
CoreLogic, Inc. *	6,594	119,417
DealerTrack Holdings, Inc. *	1,884	43,652
Digital River, Inc. *	3,297	107,317
DST Systems, Inc.	1,884	94,709
EarthLink, Inc.	8,949	70,652
eBay, Inc. *	56,991	1,776,409
Electronic Arts, Inc. *	16,956	413,896
Equinix, Inc. *	2,826	286,556
Euronet Worldwide, Inc. *	2,826	48,862
FactSet Research Systems, Inc.	2,355	261,075
Fair Isaac Corp.	3,297	96,437
Fidelity National Information Services, Inc.	12,462	401,027
Fiserv, Inc. *	8,478	547,001
Fortinet, Inc. *	3,336	161,763
Gartner, Inc. *	3,768	147,065
Genpact Ltd. *	6,123	98,090
Global Payments, Inc.	4,239	220,258
Google, Inc., Class A *	12,724	6,731,250
GSI Commerce, Inc. *	3,768	110,214
IAC/InterActiveCorp *	5,652	207,881
Informatica Corp. *	4,239	248,660
Intuit, Inc. *	15,543	838,856
j2 Global Communications, Inc. *	3,768	109,234
Jack Henry & Associates, Inc.	4,311	134,676
JDA Software Group, Inc. *	2,826	93,343
Lawson Software, Inc. *	11,304	125,813
Lender Processing Services, Inc.	4,710	125,192
ManTech International Corp., Class A *	1,413	63,613
MasterCard, Inc., Class A	5,657	1,623,842
MAXIMUS, Inc.	1,413	118,409
Mentor Graphics Corp. *	4,239	56,845
MICROS Systems, Inc., Class A *	4,239	216,443
Microsoft Corp.	380,097	9,506,226
MicroStrategy, Inc., Class A *	942	137,711
NetSuite, Inc. *	5,181	195,531
NeuStar, Inc., Class A *	3,768	100,832
Nuance Communications, Inc. *	11,304	248,236
OpenTable, Inc. *	1,893	167,209
Oracle Corp.	194,610	6,659,554
Parametric Technology Corp. *	5,652	131,635
Paychex, Inc.	16,956	547,679
Pegasystems, Inc.	2,355	87,959
Progress Software Corp. *	4,903	132,724
QLIK Technologies, Inc. *	6,634	220,846
Quest Software, Inc. *	4,239	96,204
Rackspace Hosting, Inc. *	5,652	248,688
Red Hat, Inc. *	9,891	431,248
Rovi Corp. *	5,181	300,291
SAIC, Inc. *	20,295	356,380
Salesforce.com, Inc. *	6,123	932,288
Sapient Corp. *	9,420	138,380
SAVVIS, Inc. *	4,710	185,103
Solarwinds, Inc. *	2,355	58,051
Solera Holdings, Inc.	3,297	194,820
Sourcefire, Inc. *	1,413	37,741
SRA International, Inc., Class A *	3,768	116,620
SuccessFactors, Inc. *	5,181	181,698
Symantec Corp. *	42,861	837,933
Synopsys, Inc. *	7,065	193,157
Syntel, Inc.	1,884	101,491
TeleTech Holdings, Inc. *	4,239	76,726
The Ultimate Software Group, Inc. *	1,413	79,665
TIBCO Software, Inc. *	9,420	264,608
TiVo, Inc. *	7,065	73,052
Total System Services, Inc.	10,362	192,733
Tyler Technologies, Inc. *	1,884	47,872
ValueClick, Inc. *	7,536	136,025
VeriFone Systems, Inc. *	5,652	272,031
VeriSign, Inc.	10,362	362,877
Visa, Inc., Class A	24,963	2,023,501
VistaPrint N.V. *	2,002	98,458
VMware, Inc., Class A *	3,768	366,702
WebMD Health Corp. *	2,826	134,744
Websense, Inc. *	4,239	105,339
Western Union Co.	36,267	745,649
Wright Express Corp. *	2,355	127,076
Yahoo!, Inc. *	64,122	1,061,219

		55,384,652

Technology Hardware & Equipment 8.1%
Acme Packet, Inc. *	2,826	213,900
ADTRAN, Inc.	3,297	141,309
Agilent Technologies, Inc. *	17,898	892,573
Amphenol Corp., Class A	8,949	483,783
Anixter International, Inc.	1,884	127,528
Apple, Inc. *	46,629	16,218,965
Arris Group, Inc. *	7,065	79,764
Arrow Electronics, Inc. *	6,594	294,290
Aruba Networks, Inc. *	5,181	147,244
Avnet, Inc. *	8,007	289,853
AVX Corp.	6,594	103,724
Benchmark Electronics, Inc. *	4,710	81,389
Blue Coat Systems, Inc. *	2,826	64,857
Brightpoint, Inc. *	9,891	89,415
Brocade Communications Systems, Inc. *	21,195	141,371
Ciena Corp. *	4,710	125,993
Cisco Systems, Inc.	281,607	4,730,998
Cognex Corp.	4,239	149,594
Coherent, Inc. *	995	55,820
Comtech Telecommunications Corp.	2,355	65,445
Corning, Inc.	81,483	1,641,882
Dell, Inc. *	91,374	1,469,294
Diebold, Inc.	3,297	108,966
Dolby Laboratories, Inc., Class A *	2,826	132,087
EchoStar Corp., Class A *	4,239	142,812
EMC Corp. *	104,562	2,976,880
Emulex Corp. *	7,065	65,705
F5 Networks, Inc. *	4,239	481,466
Finisar Corp. *	3,841	92,261
FLIR Systems, Inc.	8,007	289,453
Harris Corp.	6,594	326,007
Hewlett-Packard Co.	110,685	4,137,405

12

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Infinera Corp. *	9,420	66,882
Ingram Micro, Inc., Class A *	8,007	152,213
Insight Enterprises, Inc. *	1,422	23,847
InterDigital, Inc.	3,768	162,062
Intermec, Inc. *	5,652	68,276
International Business Machines Corp.	62,172	10,502,716
IPG Photonics Corp. *	2,355	176,978
Itron, Inc. *	1,884	96,555
Jabil Circuit, Inc.	10,362	223,612
JDS Uniphase Corp. *	12,717	256,756
Juniper Networks, Inc. *	27,789	1,017,355
Lexmark International, Inc., Class A *	3,768	112,211
Littelfuse, Inc.	942	56,520
Loral Space & Communications, Inc. *	942	62,662
Molex, Inc.	7,536	206,260
Motorola Mobility Holdings, Inc. *	13,881	348,968
Motorola Solutions, Inc. *	16,371	783,680
Multi-Fineline Electronix, Inc. *	24	509
National Instruments Corp.	4,922	143,722
NCR Corp. *	8,007	156,297
NetApp, Inc. *	18,369	1,006,070
NETGEAR, Inc. *	1,884	78,845
Plantronics, Inc.	2,826	103,375
Plexus Corp. *	2,826	105,353
Polycom, Inc. *	4,239	243,361
QLogic Corp. *	6,594	106,691
QUALCOMM, Inc.	83,455	4,889,628
Riverbed Technology, Inc. *	7,893	299,303
Rofin-Sinar Technologies, Inc. *	3,297	119,154
SanDisk Corp. *	11,775	559,548
Sanmina-SCI Corp. *	3,768	40,280
ScanSource, Inc. *	2,826	100,125
Seagate Technology plc *	25,905	435,204
STEC, Inc. *(a)	3,297	59,049
Sycamore Networks, Inc.	2,389	57,909
Synaptics, Inc. *	3,297	92,481
SYNNEX Corp. *	2,826	92,523
TE Connectivity Ltd.	22,672	835,010
Tech Data Corp. *	2,355	111,556
Tellabs, Inc.	18,369	83,946
Teradata Corp. *	8,478	472,988
Trimble Navigation Ltd. *	6,123	267,514
Universal Display Corp. *	1,434	68,430
ViaSat, Inc. *	2,355	104,256
Vishay Intertechnology, Inc. *	11,304	179,395
Western Digital Corp. *	11,775	431,554
Xerox Corp.	68,299	697,333
Zebra Technologies Corp., Class A *	2,826	125,616

		62,746,611

Telecommunication Services 2.8%
AboveNet, Inc.	1,413	110,313
American Tower Corp., Class A *	20,724	1,149,768
AT&T, Inc.	303,084	9,565,331
CenturyLink, Inc.	27,789	1,200,207
Clearwire Corp., Class A *(a)	104	478
Crown Castle International Corp. *	12,717	526,611
Frontier Communications Corp.	51,041	451,713
Global Crossing Ltd. *	6,123	213,325
Leap Wireless International, Inc. *	5,652	95,010
Level 3 Communications, Inc. *	93,258	213,561
MetroPCS Communications, Inc. *	12,717	227,634
NII Holdings, Inc. *	8,949	390,713
SBA Communications Corp., Class A *	6,123	240,573
Sprint Nextel Corp. *	154,568	904,223
Telephone & Data Systems, Inc.	4,710	154,017
tw telecom, Inc. *	8,007	173,752
United States Cellular Corp. *	1,884	93,070
Verizon Communications, Inc.	143,744	5,308,466
Windstream Corp.	24,963	335,752

		21,354,517

Transportation 2.0%
Alaska Air Group, Inc. *	2,826	190,868
Alexander & Baldwin, Inc.	2,355	115,324
Allegiant Travel Co.	942	42,965
AMERCO *	942	85,053
AMR Corp. *	17,898	112,221
Arkansas Best Corp.	1,413	34,604
Atlas Air Worldwide Holdings, Inc. *	1,413	89,429
Avis Budget Group, Inc. *	4,982	87,633
C.H. Robinson Worldwide, Inc.	8,478	680,105
Con-way, Inc.	2,355	93,093
CSX Corp.	18,939	1,501,863
Delta Air Lines, Inc. *	41,448	417,796
Dollar Thrifty Automotive Group, Inc. *	1,413	117,208
Expeditors International of Washington, Inc.	10,833	572,199
FedEx Corp.	15,072	1,411,342
Genesee & Wyoming, Inc., Class A *	2,355	139,769
Hertz Global Holdings, Inc. *	10,362	167,346
Hub Group, Inc., Class A *	2,826	107,840
J.B. Hunt Transport Services, Inc.	4,710	215,954
JetBlue Airways Corp. *	14,601	88,628
Kansas City Southern *	6,133	361,172
Kirby Corp. *	2,826	162,410
Landstar System, Inc.	2,826	133,726
Norfolk Southern Corp.	18,840	1,381,161
Old Dominion Freight Line, Inc. *	1,435	53,569
Ryder System, Inc.	2,826	155,430
SkyWest, Inc.	5,181	79,943
Southwest Airlines Co.	38,622	456,898
Union Pacific Corp.	25,905	2,719,248
United Continental Holdings, Inc. *	16,554	399,779
United Parcel Service, Inc., Class B	36,267	2,665,262
US Airways Group, Inc. *	8,092	73,637
UTI Worldwide, Inc.	5,652	125,644
Werner Enterprises, Inc.	3,768	94,502

		15,133,621

Utilities 3.5%
AGL Resources, Inc.	3,768	154,902
ALLETE, Inc.	2,355	93,917
Alliant Energy Corp.	5,652	232,467
Ameren Corp.	11,947	354,945
American Electric Power Co., Inc.	24,492	935,594
American Water Works Co., Inc.	8,952	268,650
Aqua America, Inc.	7,065	160,870
Atmos Energy Corp.	4,710	157,078

 13

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Avista Corp.	3,768	93,936
Black Hills Corp.	1,908	59,186
California Water Service Group	1,884	71,291
Calpine Corp. *	19,311	304,921
CenterPoint Energy, Inc.	20,253	391,490
Cleco Corp.	2,826	99,164
CMS Energy Corp.	11,304	225,402
Consolidated Edison, Inc.	14,601	774,729
Constellation Energy Group, Inc.	9,420	350,236
Dominion Resources, Inc.	30,615	1,460,948
DPL, Inc.	5,652	170,521
DTE Energy Co.	8,478	437,634
Duke Energy Corp.	66,411	1,245,206
Edison International	15,072	593,234
El Paso Electric Co. *	2,355	73,335
Energen Corp.	3,768	234,633
Entergy Corp.	9,891	674,072
EQT Corp.	8,007	433,819
Exelon Corp.	34,383	1,438,929
FirstEnergy Corp.	21,197	945,810
GenOn Energy, Inc. *	40,138	160,151
Great Plains Energy, Inc.	6,594	139,595
Hawaiian Electric Industries, Inc.	4,710	116,949
IDACORP, Inc.	2,826	111,260
Integrys Energy Group, Inc.	3,768	197,217
ITC Holdings Corp.	2,355	170,243
MDU Resources Group, Inc.	8,478	200,335
MGE Energy, Inc.	1,884	78,450
National Fuel Gas Co.	3,297	237,516
New Jersey Resources Corp.	2,355	108,518
NextEra Energy, Inc.	21,219	1,229,641
Nicor, Inc.	2,355	129,431
NiSource, Inc.	14,130	286,839
Northeast Utilities	8,949	315,363
Northwest Natural Gas Co.	1,884	85,100
NRG Energy, Inc. *	13,659	338,197
NSTAR	5,181	238,533
NV Energy, Inc.	11,775	185,692
OGE Energy Corp.	4,710	240,540
ONEOK, Inc.	5,181	368,317
Pepco Holdings, Inc.	11,304	225,741
PG&E Corp.	20,253	878,575
Piedmont Natural Gas Co., Inc.	3,297	103,757
Pinnacle West Capital Corp.	5,181	234,492
PNM Resources, Inc.	6,123	101,213
Portland General Electric Co.	3,768	97,855
PPL Corp.	28,731	809,927
Progress Energy, Inc.	15,072	717,729
Public Service Enterprise Group, Inc.	26,376	883,596
Questar Corp.	8,478	146,924
SCANA Corp.	5,652	229,867
Sempra Energy	11,775	649,627
South Jersey Industries, Inc.	1,884	105,447
Southern Co.	42,390	1,698,991
Southwest Gas Corp.	2,712	105,931
TECO Energy, Inc.	9,891	189,907
The AES Corp. *	40,663	526,992
The Empire District Electric Co.	3,768	72,195
UGI Corp.	5,652	185,273
UIL Holdings Corp.	1,884	62,417
Vectren Corp.	4,239	119,625
Westar Energy, Inc.	5,652	153,678
WGL Holdings, Inc.	2,355	92,434
Wisconsin Energy Corp.	12,246	382,932
Xcel Energy, Inc.	23,079	570,974

		26,720,905

Total Common Stock
(Cost $690,162,673)		769,707,401

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	520,081	520,081

Total Other Investment Company
(Cost $520,081)		520,081

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Navigator Securities Lending Prime Portfolio	1,744,573	1,744,573

Total Collateral Invested for Securities on Loan
(Cost $1,744,573)		1,744,573

End of Collateral Invested for Securities on Loan

At 5/31/11, the tax basis cost of the fund’s investments was $690,745,148 and the unrealized appreciation and depreciation were $91,299,733 and ($11,817,399), respectively, with a net unrealized appreciation of $79,482,334.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

14

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$769,707,401	$—	$—	$769,707,401
Other Investment Company(a)	520,081	—	—	520,081

Total	$770,227,482	$—	$—	$770,227,482

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,744,573	$—	$—	$1,744,573

(a)	As categorized in Portfolio Holdings.

REG54093MAY11 - 00

 15

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	556,928,986	620,412,501
0.1%	Other Investment Company	324,281	324,281

99.9%	Total Investments	557,253,267	620,736,782
0.1%	Collateral Invested for Securities on Loan	738,373	738,373
—%	Other Assets and Liabilities, Net		167,177

100.0%	Net Assets		621,642,332

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc. *	5,408	392,134
Ford Motor Co. *	167,988	2,506,381
General Motors Co. *	25,637	815,513
Gentex Corp.	6,229	182,821
Harley-Davidson, Inc.	10,869	403,892
Johnson Controls, Inc.	31,018	1,228,313
Lear Corp.	4,632	235,398
The Goodyear Tire & Rubber Co. *	11,214	198,824
TRW Automotive Holdings Corp. *	4,680	266,152
Visteon Corp. *	2,334	143,051

		6,372,479

Banks 2.6%
BB&T Corp.	32,463	894,031
BOK Financial Corp.	1,184	62,764
City National Corp.	2,318	130,573
Comerica, Inc.	8,236	297,402
Commerce Bancshares, Inc.	3,514	150,329
Cullen/Frost Bankers, Inc.	2,702	157,365
Fifth Third Bancorp	41,699	544,589
First Horizon National Corp.	10,946	115,042
First Republic Bank *	3,088	99,588
Hudson City Bancorp, Inc.	23,206	211,871
Huntington Bancshares, Inc.	39,619	261,485
KeyCorp	41,302	349,828
M&T Bank Corp.	5,018	443,089
Marshall & Ilsley Corp.	24,704	197,632
New York Community Bancorp, Inc.	20,580	333,396
People’s United Financial, Inc.	16,151	215,616
PNC Financial Services Group, Inc.	24,715	1,542,710
Regions Financial Corp.	57,920	408,915
SunTrust Banks, Inc.	23,289	655,120
TFS Financial Corp. *	4,170	42,743
U.S. Bancorp	88,104	2,255,462
Wells Fargo & Co.	230,515	6,539,711
Zions Bancorp	7,905	188,376

		16,097,637

Capital Goods 8.1%
3M Co.	30,494	2,878,024
Aecom Technology Corp. *	4,678	134,118
AGCO Corp. *	4,246	219,391
AMETEK, Inc.	7,471	324,914
Bucyrus International, Inc.	3,474	319,087
Caterpillar, Inc.	26,644	2,818,935
Cooper Industries plc	7,724	485,453
Cummins, Inc.	8,502	894,750
Danaher Corp.	23,326	1,271,967
Deere & Co.	19,690	1,694,915
Donaldson Co., Inc.	3,247	193,878
Dover Corp.	8,574	576,430
Eaton Corp.	15,440	797,785
Emerson Electric Co.	34,812	1,898,995
Fastenal Co.	13,519	448,560
First Solar, Inc. *(a)	2,702	335,724
Flowserve Corp.	2,707	328,170
Fluor Corp.	8,496	585,629
Foster Wheeler AG *	5,480	187,745
General Dynamics Corp.	14,669	1,088,733
General Electric Co.	494,238	9,706,834
Goodrich Corp.	5,790	505,409
Honeywell International, Inc.	32,977	1,963,780
Hubbell, Inc., Class B	2,702	178,764
Huntington Ingalls Industries, Inc. *	2,060	75,334
Illinois Tool Works, Inc.	20,072	1,150,527
Ingersoll-Rand plc	15,058	751,394
ITT Corp.	8,600	495,532
Jacobs Engineering Group, Inc. *	5,794	266,872
Joy Global, Inc.	4,720	423,148
KBR, Inc.	6,948	259,299
L-3 Communications Holdings, Inc.	5,404	441,237
Lincoln Electric Holdings, Inc.	1,930	144,075
Lockheed Martin Corp.	13,124	1,022,360
Masco Corp.	16,992	242,136
McDermott International, Inc. *	10,812	229,431
MSC Industrial Direct Co., Class A	2,025	140,758
Navistar International Corp. *	2,363	155,651
Northrop Grumman Corp.	12,474	814,427
Oshkosh Corp. *	4,246	117,614
Owens Corning, Inc. *	5,404	206,433
PACCAR, Inc.	16,986	849,300
Pall Corp.	5,404	303,164
Parker Hannifin Corp.	7,443	661,311
Pentair, Inc.	4,679	189,406
Precision Castparts Corp.	6,610	1,038,431
Quanta Services, Inc. *	9,697	191,516
Raytheon Co.	16,651	838,877
Rockwell Automation, Inc.	6,609	549,274
Rockwell Collins, Inc.	7,419	453,523

 1

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Roper Industries, Inc.	4,330	361,425
Spirit AeroSystems Holdings, Inc., Class A *	4,679	102,470
SPX Corp.	2,320	192,351
Textron, Inc.	12,741	291,514
The Babcock & Wilcox Co. *	5,406	151,638
The Boeing Co.	30,167	2,353,931
The Shaw Group, Inc. *	3,864	141,152
The Timken Co.	3,530	182,219
TransDigm Group, Inc. *	1,682	137,924
Tyco International Ltd.	21,846	1,078,100
United Technologies Corp.	37,057	3,252,493
URS Corp. *	3,860	170,072
W.W. Grainger, Inc.	2,702	408,191

		50,672,500

Commercial & Professional Services 0.8%
Avery Dennison Corp.	4,756	201,369
Cintas Corp.	6,176	202,882
Copart, Inc. *	3,521	165,487
Corrections Corp. of America *	5,451	125,373
Covanta Holding Corp.	6,176	104,807
Equifax, Inc.	5,626	212,607
IHS, Inc., Class A *	2,318	203,335
Iron Mountain, Inc.	8,521	289,799
Manpower, Inc.	3,862	236,084
Nielsen Holdings N.V. *	3,104	97,745
Pitney Bowes, Inc.	9,698	231,685
R.R. Donnelley & Sons Co.	9,697	206,934
Republic Services, Inc.	14,402	453,951
Robert Half International, Inc.	7,014	193,376
Stericycle, Inc. *	3,938	350,836
The Dun & Bradstreet Corp.	2,320	186,087
Towers Watson & Co., Class A	2,365	150,059
Verisk Analytics, Inc., Class A *	5,023	171,033
Waste Connections, Inc.	5,220	164,117
Waste Management, Inc.	20,615	801,511

		4,749,077

Consumer Durables & Apparel 1.1%
Coach, Inc.	13,531	861,383
D.R. Horton, Inc.	12,738	155,149
Fortune Brands, Inc.	7,061	457,059
Fossil, Inc. *	2,316	245,125
Garmin Ltd. (a)	5,412	184,441
Harman International Industries, Inc.	3,238	155,327
Hasbro, Inc.	5,819	266,161
Leggett & Platt, Inc.	6,952	179,570
Lennar Corp., Class A	7,334	139,199
Mattel, Inc.	16,984	448,293
Mohawk Industries, Inc. *	2,380	158,318
Newell Rubbermaid, Inc.	13,231	235,644
NIKE, Inc., Class B	13,612	1,149,533
NVR, Inc. *	216	161,136
Phillips-Van Heusen Corp.	2,776	183,133
Polo Ralph Lauren Corp.	3,090	391,719
Pulte Group, Inc. *	15,533	131,099
Stanley Black & Decker, Inc.	7,417	547,968
Toll Brothers, Inc. *	6,180	134,415
VF Corp.	4,256	424,195
Whirlpool Corp.	3,510	294,138

		6,903,005

Consumer Services 2.0%
Apollo Group, Inc., Class A *	5,790	238,027
Carnival Corp.	18,576	720,935
Chipotle Mexican Grill, Inc. *	1,549	447,769
Darden Restaurants, Inc.	6,562	332,365
DeVry, Inc.	2,804	150,995
H&R Block, Inc.	13,299	215,444
Hyatt Hotels Corp., Class A *	1,930	86,039
International Game Technology	13,896	239,567
Las Vegas Sands Corp. *	20,466	850,158
Marriott International, Inc., Class A	14,336	542,044
McDonald’s Corp.	48,636	3,965,779
MGM Resorts International *	14,715	221,755
Penn National Gaming, Inc. *	3,273	132,557
Royal Caribbean Cruises Ltd. *	6,180	241,020
Starbucks Corp.	34,381	1,264,877
Starwood Hotels & Resorts Worldwide, Inc.	8,211	500,707
Weight Watchers International, Inc.	1,544	123,891
Wyndham Worldwide Corp.	8,153	283,806
Wynn Resorts Ltd.	3,906	572,307
Yum! Brands, Inc.	21,787	1,205,257

		12,335,299

Diversified Financials 6.5%
Affiliated Managers Group, Inc. *	2,375	251,109
American Express Co.	49,408	2,549,453
Ameriprise Financial, Inc.	11,292	691,409
Bank of America Corp.	467,832	5,497,026
Bank of New York Mellon Corp.	57,219	1,608,426
BlackRock, Inc.	4,637	953,182
Capital One Financial Corp.	21,337	1,159,453
CBOE Holdings, Inc.	840	22,109
CIT Group, Inc. *	8,226	364,659
Citigroup, Inc.	134,185	5,521,713
CME Group, Inc.	3,097	884,999
Discover Financial Services	25,866	616,645
E*TRADE Financial Corp. *	9,364	148,045
Eaton Vance Corp.	5,404	170,496
Federated Investors, Inc., Class B (a)	4,679	119,923
Franklin Resources, Inc.	6,949	900,451
IntercontinentalExchange, Inc. *	3,474	419,138
Invesco Ltd.	21,682	534,895
Jefferies Group, Inc.	5,065	112,139
JPMorgan Chase & Co.	180,818	7,818,570
Legg Mason, Inc.	6,001	203,074
Leucadia National Corp.	9,264	328,501
LPL Investment Holdings, Inc. *	561	20,162
Moody’s Corp.	9,420	375,952
Morgan Stanley	63,836	1,542,278
MSCI, Inc., Class A *	5,432	205,167
Northern Trust Corp.	11,292	550,937
NYSE Euronext	12,013	437,393
Raymond James Financial, Inc.	4,679	167,227
SEI Investments Co.	7,381	174,487
SLM Corp. *	22,435	382,292
State Street Corp.	23,207	1,062,184

2

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
T. Rowe Price Group, Inc.	12,015	760,549
TD Ameritrade Holding Corp.	11,241	242,244
The Charles Schwab Corp. (b)	44,776	806,416
The Goldman Sachs Group, Inc.	20,225	2,846,264
The NASDAQ OMX Group, Inc. *	6,251	159,526

		40,608,493

Energy 12.3%
Alpha Natural Resources, Inc. *(a)	5,541	303,591
Anadarko Petroleum Corp.	22,778	1,811,307
Apache Corp.	16,989	2,116,829
Arch Coal, Inc.	7,720	230,751
Baker Hughes, Inc.	19,815	1,464,923
Brigham Exploration Co. *	5,235	163,018
Cabot Oil & Gas Corp.	4,767	280,061
Cameron International Corp. *	11,261	536,699
Chesapeake Energy Corp.	29,926	937,881
Chevron Corp.	92,754	9,730,822
Cimarex Energy Co.	3,926	376,621
Cobalt International Energy, Inc. *	4,515	64,971
Concho Resources, Inc. *	4,705	445,140
ConocoPhillips	63,099	4,620,109
CONSOL Energy, Inc.	10,511	538,899
Continental Resources, Inc. *	1,251	82,841
Denbury Resources, Inc. *	18,627	409,049
Devon Energy Corp.	18,946	1,592,790
Diamond Offshore Drilling, Inc.	3,088	227,493
El Paso Corp.	33,196	698,776
EOG Resources, Inc.	11,580	1,263,841
EXCO Resources, Inc.	8,110	163,335
Exxon Mobil Corp.	233,916	19,524,969
FMC Technologies, Inc. *	10,812	482,540
Forest Oil Corp. *	5,141	153,716
Halliburton Co.	42,078	2,110,212
Helmerich & Payne, Inc.	4,398	275,667
Hess Corp.	14,066	1,111,636
Kinder Morgan, Inc. *	4,656	136,374
Marathon Oil Corp.	32,847	1,779,322
Massey Energy Co.	4,727	311,982
Murphy Oil Corp.	8,882	611,881
Nabors Industries Ltd. *	13,514	376,905
National-Oilwell Varco, Inc.	19,345	1,404,060
Newfield Exploration Co. *	6,180	460,966
Noble Corp.	11,970	501,184
Noble Energy, Inc.	8,110	755,852
Occidental Petroleum Corp.	37,481	4,042,326
Oceaneering International, Inc. *	2,449	199,594
Patterson-UTI Energy, Inc.	7,334	229,774
Peabody Energy Corp.	12,352	757,919
Petrohawk Energy Corp. *	14,290	378,256
Pioneer Natural Resources Co.	4,268	391,888
Plains Exploration & Production Co. *	6,609	243,542
QEP Resources, Inc.	8,207	357,005
Quicksilver Resources, Inc. *	5,790	82,739
Range Resources Corp.	7,437	415,877
Rowan Cos., Inc. *	5,414	214,665
SandRidge Energy, Inc. *	16,899	191,297
Schlumberger Ltd.	63,304	5,426,419
SM Energy Co.	2,827	187,967
Southern Union Co.	5,431	164,722
Southwestern Energy Co. *	16,220	709,949
Spectra Energy Corp.	29,919	825,465
Sunoco, Inc.	5,550	224,720
The Williams Cos., Inc.	27,024	848,283
Tidewater, Inc.	2,078	113,563
Ultra Petroleum Corp. *	7,049	342,722
Valero Energy Corp.	26,294	723,085
Weatherford International Ltd. *	34,430	680,681
Whiting Petroleum Corp. *	5,404	362,608

		76,172,079

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	19,842	1,636,568
CVS Caremark Corp.	62,992	2,437,160
Safeway, Inc.	17,154	423,704
Sysco Corp.	27,533	886,838
The Kroger Co.	27,130	673,367
Wal-Mart Stores, Inc.	93,530	5,164,727
Walgreen Co.	42,721	1,863,917
Whole Foods Market, Inc.	6,317	386,348

		13,472,629

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	95,923	2,691,599
Archer-Daniels-Midland Co.	27,553	892,993
Brown-Forman Corp., Class B	5,102	369,793
Bunge Ltd.	6,663	496,060
Campbell Soup Co.	10,040	348,890
Coca-Cola Enterprises, Inc.	15,204	439,243
ConAgra Foods, Inc.	20,891	531,258
Constellation Brands, Inc., Class A *	8,671	190,415
Dr. Pepper Snapple Group, Inc.	10,258	422,630
General Mills, Inc.	28,357	1,127,758
Green Mountain Coffee Roasters, Inc. *	5,798	477,581
H.J. Heinz Co.	14,708	807,763
Hansen Natural Corp. *	3,149	225,626
Hormel Foods Corp.	6,482	190,117
Kellogg Co.	11,584	660,172
Kraft Foods, Inc., Class A	74,705	2,612,434
Lorillard, Inc.	6,999	806,845
McCormick & Co., Inc.	6,041	303,198
Molson Coors Brewing Co., Class B	7,334	342,131
PepsiCo, Inc.	74,112	5,270,845
Philip Morris International, Inc.	83,376	5,982,228
Ralcorp Holdings, Inc. *	2,423	213,079
Reynolds American, Inc.	15,628	621,682
Sara Lee Corp.	26,502	518,114
Smithfield Foods, Inc. *	6,994	146,524
The Coca-Cola Co.	98,433	6,576,309
The Hershey Co.	7,357	410,006
The J.M. Smucker Co.	5,495	435,644
Tyson Foods, Inc., Class A	13,397	254,811

		34,365,748

Health Care Equipment & Services 4.4%
Aetna, Inc.	17,756	775,582
Alere, Inc. *	3,900	156,000
AmerisourceBergen Corp.	13,171	542,909
Baxter International, Inc.	27,088	1,612,278

 3

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Beckman Coulter, Inc.	3,135	260,487
Becton, Dickinson & Co.	9,802	858,165
Boston Scientific Corp. *	70,707	507,676
C.R. Bard, Inc.	4,642	518,883
Cardinal Health, Inc.	16,212	736,349
CareFusion Corp. *	10,185	295,161
Cerner Corp. *	3,172	380,957
CIGNA Corp.	12,881	642,633
Community Health Systems, Inc. *	4,381	125,472
Coventry Health Care, Inc. *	6,952	244,571
Covidien plc	22,518	1,238,490
DaVita, Inc. *	4,763	400,330
DENTSPLY International, Inc.	6,948	272,640
Edwards Lifesciences Corp. *	5,143	456,338
Express Scripts, Inc. *	22,934	1,365,949
Gen-Probe, Inc. *	2,316	189,426
HCA Holdings, Inc. *	5,572	194,407
Henry Schein, Inc. *	4,246	304,948
Hologic, Inc. *	12,013	258,279
Hospira, Inc. *	7,720	426,839
Humana, Inc. *	8,106	652,776
IDEXX Laboratories, Inc. *	2,702	212,701
Intuitive Surgical, Inc. *	1,935	675,315
Kinetic Concepts, Inc. *	2,869	170,246
Laboratory Corp. of America Holdings *	4,665	470,372
Lincare Holdings, Inc.	4,632	140,442
McKesson Corp.	11,667	998,812
Medco Health Solutions, Inc. *	19,393	1,160,865
Medtronic, Inc.	49,794	2,026,616
Omnicare, Inc.	5,451	171,379
Patterson Cos., Inc.	4,796	165,870
Quest Diagnostics, Inc.	7,115	415,658
ResMed, Inc. *	7,102	228,684
St. Jude Medical, Inc.	15,853	803,272
Stryker Corp.	14,290	891,696
UnitedHealth Group, Inc.	50,767	2,485,045
Universal Health Services, Inc., Class B	4,250	231,583
Varian Medical Systems, Inc. *	5,790	391,057
WellPoint, Inc.	18,280	1,428,948
Zimmer Holdings, Inc. *	9,067	614,380

		27,100,486

Household & Personal Products 2.4%
Avon Products, Inc.	19,813	588,644
Church & Dwight Co., Inc.	3,190	268,279
Colgate-Palmolive Co.	22,778	1,993,758
Energizer Holdings, Inc. *	3,178	244,865
Herbalife Ltd.	5,516	310,441
Kimberly-Clark Corp.	18,940	1,293,602
Mead Johnson Nutrition Co.	9,650	654,174
The Clorox Co.	6,562	462,490
The Estee Lauder Cos., Inc., Class A	5,532	567,085
The Procter & Gamble Co.	130,082	8,715,494

		15,098,832

Insurance 4.0%
ACE Ltd.	15,828	1,089,283
Aflac, Inc.	21,726	1,038,286
Alleghany Corp. *	392	130,603
Allied World Assurance Co. Holdings Ltd.	1,977	119,846
American Financial Group, Inc.	3,892	138,400
American International Group, Inc. *(a)	19,686	561,051
Aon Corp.	13,950	727,492
Arch Capital Group Ltd. *	7,188	242,451
Assurant, Inc.	5,119	189,352
Assured Guaranty Ltd.	6,633	112,894
Axis Capital Holdings Ltd.	5,878	193,621
Berkshire Hathaway, Inc., Class B *	88,408	6,990,421
Brown & Brown, Inc.	5,451	143,852
Cincinnati Financial Corp.	6,995	212,788
CNA Financial Corp.	2,110	64,439
Everest Re Group Ltd.	2,316	206,055
Fidelity National Financial, Inc., Class A	10,855	173,463
Genworth Financial, Inc., Class A *	22,786	253,152
HCC Insurance Holdings, Inc.	5,422	179,414
Lincoln National Corp.	14,312	420,057
Loews Corp.	15,684	659,042
Markel Corp. *	420	173,741
Marsh & McLennan Cos., Inc.	24,968	765,769
MetLife, Inc.	37,877	1,670,376
Old Republic International Corp.	11,244	139,763
PartnerRe Ltd.	3,088	231,106
Principal Financial Group, Inc.	14,286	446,723
Prudential Financial, Inc.	22,451	1,431,925
Reinsurance Group of America, Inc.	3,249	206,409
RenaissanceRe Holdings Ltd.	2,715	195,371
The Allstate Corp.	23,636	741,698
The Chubb Corp.	14,040	920,884
The Hartford Financial Services Group, Inc.	20,644	550,163
The Progressive Corp.	28,999	627,828
The Travelers Cos., Inc.	19,881	1,234,212
Torchmark Corp.	3,860	255,918
Transatlantic Holdings, Inc.	2,836	131,987
Unum Group	13,929	366,472
Validus Holdings Ltd.	2,627	84,668
W.R. Berkley Corp.	6,185	204,785
Wesco Financial Corp.	94	36,472
White Mountains Insurance Group Ltd.	391	160,114
XL Group plc	15,873	375,555

		24,797,901

Materials 4.1%
Air Products & Chemicals, Inc.	9,268	881,294
Airgas, Inc.	3,182	219,813
Albemarle Corp.	4,363	309,075
Alcoa, Inc.	49,131	825,892
Allegheny Technologies, Inc.	4,308	288,636
AptarGroup, Inc.	2,768	147,811
Ashland, Inc.	3,185	217,663
Ball Corp.	8,590	339,391
Bemis Co., Inc.	5,018	166,196
Celanese Corp., Series A	7,344	382,549
CF Industries Holdings, Inc.	3,484	535,769
Cliffs Natural Resources, Inc.	6,269	568,598
Crown Holdings, Inc. *	7,381	299,742
E.I. du Pont de Nemours & Co.	42,521	2,266,369

4

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eastman Chemical Co.	3,169	335,439
Ecolab, Inc.	10,890	597,643
FMC Corp.	3,474	293,032
Freeport-McMoRan Copper & Gold, Inc.	44,004	2,272,367
Huntsman Corp.	8,948	169,565
International Flavors & Fragrances, Inc.	3,556	227,797
International Paper Co.	18,950	591,619
LyondellBasell Industries N.V., Class A	15,527	680,238
Martin Marietta Materials, Inc.	2,027	173,633
MeadWestvaco Corp.	7,864	267,533
Molycorp, Inc. *	2,470	164,082
Monsanto Co.	25,476	1,809,815
Nalco Holding Co.	5,927	169,157
Newmont Mining Corp.	22,259	1,259,192
Nucor Corp.	13,510	572,013
Owens-Illinois, Inc. *	7,720	247,966
PPG Industries, Inc.	7,720	684,764
Praxair, Inc.	14,287	1,512,136
Reliance Steel & Aluminum Co.	3,088	159,063
Sealed Air Corp.	7,767	199,457
Sigma-Aldrich Corp.	4,728	332,331
Sonoco Products Co.	4,632	164,065
Southern Copper Corp.	10,036	346,844
Steel Dynamics, Inc.	10,036	171,616
The Dow Chemical Co.	52,883	1,910,663
The Lubrizol Corp.	3,093	416,008
The Mosaic Co.	6,952	492,549
The Scotts Miracle-Gro Co., Class A	2,046	118,054
The Valspar Corp.	4,246	163,344
Titanium Metals Corp. *	3,900	73,047
United States Steel Corp.	6,673	307,692
Vulcan Materials Co.	5,408	218,970
Walter Energy, Inc.	3,096	385,607
Weyerhaeuser Co.	24,579	529,432

		25,465,531

Media 3.4%
Cablevision Systems Corp., Class A	11,203	397,930
CBS Corp., Class B	29,805	833,050
Charter Communications, Inc., Class A *	2,316	130,831
Clear Channel Outdoor Holdings, Inc., Class A *	5,019	74,281
Comcast Corp., Class A	130,211	3,286,526
DIRECTV, Class A *	38,607	1,940,388
Discovery Communications, Inc., Series A *	13,124	571,681
DISH Network Corp., Class A *	10,036	303,890
Gannett Co., Inc.	11,194	159,626
John Wiley & Sons, Inc., Class A	2,316	122,748
Liberty Global, Inc., Series A *	10,615	478,206
Liberty Media - Starz, Series A *	2,415	184,192
Liberty Media Corp. - Capital, Series A *	3,498	318,808
News Corp., Class A	108,687	1,993,319
Omnicom Group, Inc.	13,939	651,927
Scripps Networks Interactive, Class A	3,860	194,660
Sirius XM Radio, Inc. *	181,034	425,430
The Interpublic Group of Cos., Inc.	22,817	272,207
The McGraw-Hill Cos., Inc.	14,668	622,950
The Walt Disney Co.	82,416	3,430,978
The Washington Post Co., Class B (a)	391	160,541
Time Warner Cable, Inc.	16,325	1,260,616
Time Warner, Inc.	51,034	1,859,169
Viacom, Inc., Class B	25,231	1,271,895
Virgin Media, Inc.	14,041	458,017

		21,403,866

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	71,410	3,731,172
Alexion Pharmaceuticals, Inc. *	8,500	403,070
Allergan, Inc.	14,286	1,181,881
Amgen, Inc. *	43,832	2,653,589
Biogen Idec, Inc. *	10,499	994,570
Bristol-Myers Squibb Co.	79,184	2,277,332
Celgene Corp. *	21,696	1,321,503
Cephalon, Inc. *	3,559	283,617
Covance, Inc. *	3,088	181,760
Dendreon Corp. *	6,641	281,512
Eli Lilly & Co.	45,934	1,767,540
Endo Pharmaceuticals Holdings, Inc. *	4,679	194,787
Forest Laboratories, Inc. *	12,786	460,552
Gilead Sciences, Inc. *	36,724	1,532,860
Human Genome Sciences, Inc. *	8,677	237,489
Illumina, Inc. *	5,806	418,496
Johnson & Johnson	126,994	8,545,426
Life Technologies Corp. *	8,492	441,329
Merck & Co., Inc.	142,614	5,241,064
Mettler-Toledo International, Inc. *	1,544	258,419
Mylan, Inc. *	19,900	468,546
PerkinElmer, Inc.	5,408	149,748
Perrigo Co.	3,860	330,262
Pfizer, Inc.	372,626	7,992,828
Pharmaceutical Product Development, Inc.	5,076	146,443
Talecris Biotherapeutics Holdings Corp. *	2,789	80,323
Techne Corp.	1,651	134,557
Thermo Fisher Scientific, Inc. *	18,266	1,195,510
United Therapeutics Corp. *	2,316	149,544
Vertex Pharmaceuticals, Inc. *	9,374	506,102
Warner Chilcott plc, Class A	5,210	125,613
Waters Corp. *	4,307	424,498
Watson Pharmaceuticals, Inc. *	6,566	422,522

		44,534,464

Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	3,088	254,884
Annaly Capital Management, Inc.	35,530	644,159
AvalonBay Communities, Inc.	3,860	513,650
Boston Properties, Inc.	6,562	710,993
Brookfield Properties Corp.	12,013	236,296
CB Richard Ellis Group, Inc., Class A *	13,647	360,690
Chimera Investment Corp.	45,664	178,546
Digital Realty Trust, Inc.	3,920	244,490
Equity Residential	13,207	816,589
Federal Realty Investment Trust	2,771	242,740
General Growth Properties, Inc.	18,030	297,134
HCP, Inc.	16,988	644,525

 5

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Health Care REIT, Inc.	7,889	419,616
Host Hotels & Resorts, Inc.	30,900	543,222
Jones Lang LaSalle, Inc.	1,935	187,985
Kimco Realty Corp.	18,957	369,851
Liberty Property Trust	5,404	194,868
Nationwide Health Properties, Inc.	6,234	273,049
Piedmont Office Realty Trust, Inc., Class A	7,898	162,383
Plum Creek Timber Co., Inc.	7,720	312,814
ProLogis	25,862	428,275
ProLogis, Inc.	7,804	288,670
Public Storage	6,592	780,097
Rayonier, Inc.	3,492	231,834
Realty Income Corp.	5,029	176,719
Regency Centers Corp.	3,660	169,495
Simon Property Group, Inc.	13,572	1,602,310
SL Green Realty Corp.	3,533	318,005
The Macerich Co.	5,877	319,532
UDR, Inc.	8,345	217,471
Ventas, Inc.	7,334	413,638
Vornado Realty Trust	8,492	835,443

		13,389,973

Retailing 3.6%
Abercrombie & Fitch Co., Class A	3,910	296,261
Advance Auto Parts, Inc.	3,994	248,027
Amazon.com, Inc. *	16,214	3,189,132
American Eagle Outfitters, Inc.	8,492	112,604
AutoNation, Inc. *(a)	1,716	60,232
AutoZone, Inc. *	1,212	356,328
Bed Bath & Beyond, Inc. *	11,415	615,154
Best Buy Co., Inc.	14,746	468,333
CarMax, Inc. *	10,443	309,739
Dick’s Sporting Goods, Inc. *	3,940	156,576
Dollar General Corp. *	1,552	54,429
Dollar Tree, Inc. *	5,956	379,635
Expedia, Inc.	9,650	270,297
Family Dollar Stores, Inc.	5,852	326,190
GameStop Corp., Class A *	7,069	197,791
Genuine Parts Co.	7,381	404,479
Guess?, Inc.	2,846	130,119
J.C. Penney Co., Inc.	9,650	341,900
Kohl’s Corp.	12,740	678,278
Liberty Media Corp. - Interactive, Series A *	28,178	513,121
Limited Brands, Inc.	12,831	512,727
Lowe’s Cos., Inc.	63,845	1,541,218
Macy’s, Inc.	19,686	568,532
Netflix, Inc. *	2,023	547,828
Nordstrom, Inc.	7,867	368,412
O’Reilly Automotive, Inc. *	6,267	376,709
PetSmart, Inc.	5,483	248,380
Priceline.com, Inc. *	2,321	1,195,756
Ross Stores, Inc.	5,790	474,548
Sears Holdings Corp. *(a)	2,316	164,436
Staples, Inc.	33,728	567,305
Target Corp.	29,561	1,464,156
The Gap, Inc.	15,666	303,920
The Home Depot, Inc.	75,825	2,750,931
The Sherwin-Williams Co.	4,298	377,536
The TJX Cos., Inc.	17,997	954,201
Tiffany & Co.	5,907	446,924
Urban Outfitters, Inc. *	6,179	188,212

		22,160,356

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	26,260	227,937
Altera Corp.	15,440	742,510
Analog Devices, Inc.	13,915	572,881
Applied Materials, Inc.	60,227	829,928
Atmel Corp. *	20,872	313,497
Broadcom Corp., Class A *	21,510	773,930
Cree, Inc. *	5,051	221,688
Intel Corp.	254,760	5,734,648
KLA-Tencor Corp.	7,757	334,327
Lam Research Corp. *	5,907	277,599
Linear Technology Corp.	9,650	333,793
LSI Corp. *	30,927	231,643
Marvell Technology Group Ltd. *	25,164	408,663
Maxim Integrated Products, Inc.	14,282	389,184
MEMC Electronic Materials, Inc. *	10,465	110,092
Microchip Technology, Inc.	8,492	335,689
Micron Technology, Inc. *	39,997	407,969
National Semiconductor Corp.	11,241	275,742
NVIDIA Corp. *	27,026	541,601
ON Semiconductor Corp. *	20,458	229,539
Skyworks Solutions, Inc. *	8,357	212,853
Texas Instruments, Inc.	54,185	1,912,730
Xilinx, Inc.	11,398	406,681

		15,825,124

Software & Services 7.0%
Accenture plc, Class A	32,085	1,841,358
Activision Blizzard, Inc.	25,333	303,743
Adobe Systems, Inc. *	23,032	797,598
Akamai Technologies, Inc. *	8,146	276,435
Alliance Data Systems Corp. *	2,409	226,277
ANSYS, Inc. *	3,892	223,284
Autodesk, Inc. *	10,841	465,946
Automatic Data Processing, Inc.	22,521	1,241,132
BMC Software, Inc. *	8,539	476,732
Broadridge Financial Solutions, Inc.	5,837	133,551
CA, Inc.	19,087	446,636
Citrix Systems, Inc. *	8,609	754,321
Cognizant Technology Solutions Corp., Class A *	13,989	1,063,724
Computer Sciences Corp.	7,038	280,746
eBay, Inc. *	52,667	1,641,630
Electronic Arts, Inc. *	15,101	368,615
Equinix, Inc. *	2,029	205,741
FactSet Research Systems, Inc.	2,000	221,720
Fidelity National Information Services, Inc.	11,580	372,644
Fiserv, Inc. *	7,039	454,156
Genpact Ltd. *	4,674	74,878
Global Payments, Inc.	3,860	200,566
Google, Inc., Class A *	11,585	6,128,697
IAC/InterActiveCorp *	3,651	134,284
Informatica Corp. *	4,252	249,422
Intuit, Inc. *	12,823	692,057
Lender Processing Services, Inc.	4,290	114,028

6

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MasterCard, Inc., Class A	5,023	1,441,852
Microsoft Corp.	346,242	8,659,512
Nuance Communications, Inc. *	11,360	249,466
Oracle Corp.	177,779	6,083,597
Paychex, Inc.	15,471	499,713
Rackspace Hosting, Inc. *	4,686	206,184
Red Hat, Inc. *	8,878	387,081
Rovi Corp. *	4,671	270,731
SAIC, Inc. *	17,861	313,639
Salesforce.com, Inc. *	5,424	825,858
Symantec Corp. *	35,714	698,209
Synopsys, Inc. *	7,028	192,146
TIBCO Software, Inc. *	7,515	211,096
Total System Services, Inc.	9,268	172,385
VeriSign, Inc.	7,890	276,308
Visa, Inc., Class A	23,160	1,877,350
VMware, Inc., Class A *	3,090	300,719
Western Union Co.	30,548	628,067
Yahoo!, Inc. *	56,448	934,214

		43,618,048

Technology Hardware & Equipment 8.5%
Acme Packet, Inc. *	2,702	204,514
Agilent Technologies, Inc. *	16,281	811,933
Amphenol Corp., Class A	8,110	438,427
Apple, Inc. *	42,465	14,770,601
Arrow Electronics, Inc. *	5,266	235,022
Avnet, Inc. *	6,988	252,966
Brocade Communications Systems, Inc. *	20,883	139,290
Cisco Systems, Inc.	256,573	4,310,426
Corning, Inc.	71,438	1,439,476
Dell, Inc. *	77,643	1,248,499
Dolby Laboratories, Inc., Class A *	2,390	111,709
EMC Corp. *	94,335	2,685,717
F5 Networks, Inc. *	3,862	438,646
FLIR Systems, Inc.	7,338	265,269
Harris Corp.	5,963	294,811
Hewlett-Packard Co.	100,457	3,755,083
Ingram Micro, Inc., Class A *	7,720	146,757
International Business Machines Corp.	56,752	9,587,115
Jabil Circuit, Inc.	9,267	199,982
JDS Uniphase Corp. *	9,842	198,710
Juniper Networks, Inc. *	24,015	879,189
Molex, Inc.	6,184	169,256
Motorola Mobility Holdings, Inc. *	13,555	340,773
Motorola Solutions, Inc. *	14,282	683,679
NCR Corp. *	7,381	144,077
NetApp, Inc. *	16,988	930,433
Polycom, Inc. *	3,861	221,660
QUALCOMM, Inc.	76,428	4,477,917
Riverbed Technology, Inc. *	6,646	252,016
SanDisk Corp. *	10,808	513,596
Seagate Technology plc	21,782	365,938
TE Connectivity Ltd.	20,627	759,692
Teradata Corp. *	7,780	434,046
Trimble Navigation Ltd. *	5,794	253,140
Western Digital Corp. *	10,848	397,579
Xerox Corp.	64,858	662,200

		53,020,144

Telecommunication Services 3.0%
American Tower Corp., Class A *	18,612	1,032,594
AT&T, Inc.	275,127	8,683,008
CenturyLink, Inc.	24,899	1,075,388
Clearwire Corp., Class A *(a)	1,680	7,728
Crown Castle International Corp. *	11,580	479,528
Frontier Communications Corp.	47,902	423,933
MetroPCS Communications, Inc. *	11,623	208,052
NII Holdings, Inc. *	7,852	342,818
SBA Communications Corp., Class A *	5,435	213,541
Sprint Nextel Corp. *	141,296	826,581
Telephone & Data Systems, Inc.	4,293	140,381
United States Cellular Corp. *	840	41,496
Verizon Communications, Inc.	130,730	4,827,859
Windstream Corp.	22,538	303,136

		18,606,043

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	7,720	619,298
CSX Corp.	17,091	1,355,316
Delta Air Lines, Inc. *	37,061	373,575
Expeditors International of Washington, Inc.	10,040	530,313
FedEx Corp.	13,586	1,272,193
Hertz Global Holdings, Inc. *	10,877	175,664
J.B. Hunt Transport Services, Inc.	4,293	196,834
Kansas City Southern *	4,702	276,901
Norfolk Southern Corp.	16,598	1,216,799
Southwest Airlines Co.	34,786	411,518
Union Pacific Corp.	22,774	2,390,587
United Continental Holdings, Inc. *	14,689	354,739
United Parcel Service, Inc., Class B	32,424	2,382,840

		11,556,577

Utilities 3.5%
AGL Resources, Inc.	3,608	148,325
Alliant Energy Corp.	5,410	222,513
Ameren Corp.	11,198	332,692
American Electric Power Co., Inc.	22,435	857,017
American Water Works Co., Inc.	8,125	243,831
Aqua America, Inc.	6,223	141,698
Atmos Energy Corp.	4,246	141,604
Calpine Corp. *	16,606	262,209
CenterPoint Energy, Inc.	17,393	336,207
CMS Energy Corp.	10,855	216,449
Consolidated Edison, Inc.	13,127	696,519
Constellation Energy Group, Inc.	7,970	296,325
Dominion Resources, Inc.	27,079	1,292,210
DPL, Inc.	5,451	164,457
DTE Energy Co.	7,767	400,932
Duke Energy Corp.	61,089	1,145,419
Edison International	13,942	548,757
Energen Corp.	3,474	216,326
Entergy Corp.	8,492	578,730
EQT Corp.	6,665	361,110
Exelon Corp.	30,494	1,276,174
FirstEnergy Corp.	19,444	867,591
Integrys Energy Group, Inc.	3,583	187,534
ITC Holdings Corp.	2,316	167,424

 7

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MDU Resources Group, Inc.	8,153	192,655
National Fuel Gas Co.	3,186	229,519
NextEra Energy, Inc.	19,353	1,121,506
NiSource, Inc.	12,785	259,535
Northeast Utilities	8,153	287,312
NRG Energy, Inc. *	11,970	296,377
NSTAR	5,018	231,029
NV Energy, Inc.	10,851	171,120
OGE Energy Corp.	4,644	237,169
ONEOK, Inc.	4,632	329,289
Pepco Holdings, Inc.	10,469	209,066
PG&E Corp.	18,144	787,087
Pinnacle West Capital Corp.	5,033	227,794
PPL Corp.	25,862	729,050
Progress Energy, Inc.	13,250	630,965
Public Service Enterprise Group, Inc.	23,408	784,168
Questar Corp.	8,207	142,227
SCANA Corp.	5,065	205,993
Sempra Energy	10,252	565,603
Southern Co.	38,686	1,550,535
TECO Energy, Inc.	9,311	178,771
The AES Corp. *	37,178	481,827
UGI Corp.	4,781	156,721
Westar Energy, Inc.	4,426	120,343
Wisconsin Energy Corp.	10,808	337,966
Xcel Energy, Inc.	21,040	520,530

		22,086,210

Total Common Stock
(Cost $556,928,986)		620,412,501

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	324,281	324,281

Total Other Investment Company
(Cost $324,281)		324,281

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Securities Lending Prime Portfolio	738,373	738,373

Total Collateral Invested for Securities on Loan
(Cost $738,373)		738,373

End of Collateral Invested for Securities on Loan

At 5/31/2011, the tax basis cost of the fund’s investments was $557,389,979 and the unrealized appreciation and depreciation were $72,613,761 and ($9,266,958), respectively, with a net unrealized appreciation of 63,346,803.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

8

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$620,412,501	$—	$—	$620,412,501
Other Investment Company(a)	324,281	—	—	324,281

Total	$620,736,782	$—	$—	$620,736,782

Other Financial Instruments
Collateral Invested for Securities on Loan	$738,373	$—	$—	$738,373

(a)	As categorized in Portfolio Holdings.

REG54092MAY11 - 00

 9

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	293,958,004	335,194,414
0.1%		Other Investment Company	125,804	125,804

100.0%		Total Investments	294,083,808	335,320,218
0.1%		Collateral Invested for Securities on Loan	442,269	442,269
(0	.1)%	Other Assets and Liabilities, Net		(214,193)

100.0%		Net Assets		335,548,294

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.8%
BorgWarner, Inc. *	5,767	418,165
Gentex Corp.	6,971	204,599
Johnson Controls, Inc.	34,040	1,347,984
Lear Corp.	5,324	270,566
The Goodyear Tire & Rubber Co. *	13,047	231,323
Visteon Corp. *	2,301	141,028

		2,613,665

Banks 0.5%
Fifth Third Bancorp	46,506	607,368
Hudson City Bancorp, Inc.	26,748	244,209
SunTrust Banks, Inc.	25,307	711,886
Zions Bancorp	9,259	220,642

		1,784,105

Capital Goods 7.9%
Aecom Technology Corp. *	5,800	166,286
AGCO Corp. *	4,555	235,357
AMETEK, Inc.	8,190	356,183
Bucyrus International, Inc.	3,804	349,397
Caterpillar, Inc.	29,503	3,121,417
Cooper Industries plc	8,427	529,637
Cummins, Inc.	9,013	948,528
Danaher Corp.	25,603	1,396,132
Deere & Co.	21,735	1,870,949
Donaldson Co., Inc.	3,523	210,358
Dover Corp.	9,425	633,643
Emerson Electric Co.	38,709	2,111,576
Fastenal Co.	14,958	496,306
First Solar, Inc. *(a)	2,777	345,042
Flowserve Corp.	2,898	351,325
Fluor Corp.	9,063	624,713
Foster Wheeler AG *	6,115	209,500
Goodrich Corp.	6,317	551,411
Illinois Tool Works, Inc.	21,762	1,247,398
ITT Corp.	9,282	534,829
Jacobs Engineering Group, Inc. *	6,226	286,770
Joy Global, Inc.	5,250	470,662
KBR, Inc.	7,610	284,005
Lincoln Electric Holdings, Inc.	2,486	185,580
McDermott International, Inc. *	12,217	259,245
MSC Industrial Direct Co., Class A	2,321	161,333
Navistar International Corp. *	2,789	183,711
Oshkosh Corp. *	5,179	143,458
Owens Corning, Inc. *	5,711	218,160
PACCAR, Inc.	18,386	919,300
Pall Corp.	5,845	327,905
Precision Castparts Corp.	7,247	1,138,504
Quanta Services, Inc. *	10,416	205,716
Rockwell Collins, Inc.	7,869	481,032
Roper Industries, Inc.	4,764	397,651
Spirit AeroSystems Holdings, Inc., Class A *	5,275	115,523
SPX Corp.	2,541	210,674
Textron, Inc.	13,882	317,620
The Babcock & Wilcox Co. *	6,117	171,582
The Boeing Co.	33,536	2,616,814
The Shaw Group, Inc. *	4,431	161,864
The Timken Co.	4,350	224,547
TransDigm Group, Inc. *	1,908	156,456
URS Corp. *	4,073	179,456
W.W. Grainger, Inc.	2,951	445,808

		26,553,363

Commercial & Professional Services 1.0%
Copart, Inc. *	3,619	170,093
Corrections Corp. of America *	5,742	132,066
Covanta Holding Corp.	6,963	118,162
Equifax, Inc.	6,257	236,452
IHS, Inc., Class A *	2,693	236,230
Iron Mountain, Inc.	9,732	330,985
Manpower, Inc.	4,258	260,292
Nielsen Holdings N.V. *	3,780	119,032
Republic Services, Inc.	15,875	500,380
Robert Half International, Inc.	7,260	200,158
Stericycle, Inc. *	4,562	406,429
The Dun & Bradstreet Corp.	2,565	205,739
Towers Watson & Co., Class A	2,694	170,934
Verisk Analytics, Inc., Class A *	5,949	202,563
Waste Connections, Inc.	5,813	182,761

		3,472,276

Consumer Durables & Apparel 1.3%
Coach, Inc.	14,973	953,181
Fossil, Inc. *	2,332	246,819
Garmin Ltd. *(a)	6,090	207,547
Harman International Industries, Inc.	3,459	165,928

 1

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mohawk Industries, Inc. *	2,783	185,125
NIKE, Inc., Class B	15,022	1,268,608
NVR, Inc. *	284	211,864
Phillips-Van Heusen Corp.	3,127	206,288
Polo Ralph Lauren Corp.	3,205	406,298
Stanley Black & Decker, Inc.	8,395	620,223

		4,471,881

Consumer Services 2.3%
Apollo Group, Inc., Class A *	6,481	266,434
Chipotle Mexican Grill, Inc. *	1,658	479,278
Darden Restaurants, Inc.	7,060	357,589
DeVry, Inc.	3,209	172,805
Hyatt Hotels Corp., Class A *	2,104	93,796
International Game Technology	14,794	255,049
Las Vegas Sands Corp. *	22,792	946,780
Marriott International, Inc., Class A	15,974	603,977
MGM Resorts International *	16,610	250,313
Starbucks Corp.	38,298	1,408,983
Starwood Hotels & Resorts Worldwide, Inc.	8,796	536,380
Weight Watchers International, Inc.	1,730	138,815
Wyndham Worldwide Corp.	8,861	308,451
Wynn Resorts Ltd.	4,423	648,058
Yum! Brands, Inc.	24,222	1,339,961

		7,806,669

Diversified Financials 2.7%
Affiliated Managers Group, Inc. *	2,582	272,995
BlackRock, Inc.	4,968	1,021,222
Discover Financial Services	27,590	657,746
E*TRADE Financial Corp. *	10,304	162,906
Eaton Vance Corp.	5,837	184,157
Franklin Resources, Inc.	7,717	999,969
IntercontinentalExchange, Inc. *	3,937	474,999
Jefferies Group, Inc.	6,417	142,072
Leucadia National Corp.	10,327	366,195
Moody’s Corp.	10,975	438,012
MSCI, Inc., Class A *	6,128	231,455
Northern Trust Corp.	12,246	597,482
SEI Investments Co.	7,531	178,033
State Street Corp.	25,467	1,165,625
T. Rowe Price Group, Inc.	13,133	831,319
TD Ameritrade Holding Corp.	11,749	253,191
The Charles Schwab Corp. (b)	49,098	884,255
The NASDAQ OMX Group, Inc. *	6,969	177,849

		9,039,482

Energy 10.4%
Alpha Natural Resources, Inc. *(a)	6,045	331,205
Anadarko Petroleum Corp.	25,412	2,020,762
Arch Coal, Inc.	8,159	243,872
Baker Hughes, Inc.	21,951	1,622,837
Brigham Exploration Co. *	5,896	183,601
Cabot Oil & Gas Corp.	5,592	328,530
Cameron International Corp. *	12,341	588,172
Cimarex Energy Co.	4,245	407,223
Cobalt International Energy, Inc. *	5,057	72,770
Concho Resources, Inc. *	5,194	491,404
CONSOL Energy, Inc.	11,447	586,888
Continental Resources, Inc. *	1,605	106,283
Denbury Resources, Inc. *	20,185	443,263
Diamond Offshore Drilling, Inc.	3,410	251,215
EOG Resources, Inc.	13,041	1,423,295
EXCO Resources, Inc.	9,073	182,730
FMC Technologies, Inc. *	12,162	542,790
Halliburton Co.	46,557	2,334,833
Helmerich & Payne, Inc.	4,894	306,756
Hess Corp.	15,497	1,224,728
Massey Energy Co.	5,220	344,520
Murphy Oil Corp.	9,619	662,653
Nabors Industries Ltd. *	14,426	402,341
National-Oilwell Varco, Inc.	21,541	1,563,446
Newfield Exploration Co. *	6,705	500,126
Noble Corp.	12,785	535,308
Noble Energy, Inc.	8,789	819,135
Occidental Petroleum Corp.	41,309	4,455,176
Oceaneering International, Inc. *	2,730	222,495
Peabody Energy Corp.	13,523	829,771
Pioneer Natural Resources Co.	4,669	428,708
Plains Exploration & Production Co. *	6,939	255,702
QEP Resources, Inc.	8,864	385,584
Quicksilver Resources, Inc. *	6,330	90,456
Range Resources Corp.	8,088	452,281
Rowan Cos., Inc. *	6,586	261,135
SandRidge Energy, Inc. *	18,971	214,752
Schlumberger Ltd.	69,966	5,997,485
SM Energy Co.	3,183	211,638
Southwestern Energy Co. *	17,546	767,988
Sunoco, Inc.	6,144	248,771
Ultra Petroleum Corp. *	7,693	374,034
Weatherford International Ltd. *	37,591	743,174
Whiting Petroleum Corp. *	5,927	397,702

		34,857,538

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	22,149	1,826,849
CVS Caremark Corp.	69,759	2,698,976
The Kroger Co.	30,109	747,305
Wal-Mart Stores, Inc.	103,500	5,715,270
Walgreen Co.	47,403	2,068,193
Whole Foods Market, Inc.	7,247	443,227

		13,499,820

Food, Beverage & Tobacco 2.3%
Brown-Forman Corp., Class B	5,486	397,625
Green Mountain Coffee Roasters, Inc. *	6,366	524,368
Hansen Natural Corp. *	3,522	252,351
PepsiCo, Inc.	81,558	5,800,405
Ralcorp Holdings, Inc. *	3,107	273,230
Sara Lee Corp.	29,871	583,978

		7,831,957

Health Care Equipment & Services 7.5%
Aetna, Inc.	19,483	851,017
Alere, Inc. *	4,412	176,480
AmerisourceBergen Corp.	13,905	573,164

2

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Baxter International, Inc.	30,130	1,793,338
Becton, Dickinson & Co.	10,791	944,752
C.R. Bard, Inc.	4,970	555,547
CareFusion Corp. *	11,037	319,852
Cerner Corp. *	3,571	428,877
Community Health Systems, Inc. *	4,657	133,376
Coventry Health Care, Inc. *	8,092	284,677
Covidien plc	25,055	1,378,025
DaVita, Inc. *	5,183	435,631
DENTSPLY International, Inc.	7,474	293,280
Edwards Lifesciences Corp. *	5,695	505,317
Express Scripts, Inc. *	24,860	1,480,662
Gen-Probe, Inc. *	2,586	211,509
HCA Holdings, Inc. *	6,268	218,691
Henry Schein, Inc. *	4,614	331,378
Hologic, Inc. *	13,251	284,897
Hospira, Inc. *	8,459	467,698
IDEXX Laboratories, Inc. *	2,984	234,901
Intuitive Surgical, Inc. *	2,072	723,128
Kinetic Concepts, Inc. *	3,522	208,995
Laboratory Corp. of America Holdings *	5,175	521,795
Lincare Holdings, Inc.	4,725	143,262
McKesson Corp.	12,896	1,104,027
Medco Health Solutions, Inc. *	21,536	1,289,145
Medtronic, Inc.	55,606	2,263,164
Patterson Cos., Inc.	5,275	182,436
Quest Diagnostics, Inc.	7,867	459,590
ResMed, Inc. *	7,507	241,725
St. Jude Medical, Inc.	17,363	879,783
Stryker Corp.	15,428	962,707
UnitedHealth Group, Inc.	56,113	2,746,731
Universal Health Services, Inc., Class B	4,649	253,324
Varian Medical Systems, Inc. *	6,062	409,428
Zimmer Holdings, Inc. *	10,011	678,345

		24,970,654

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	3,545	298,134
Colgate-Palmolive Co.	25,254	2,210,483
Energizer Holdings, Inc. *	3,632	279,846
Herbalife Ltd.	5,978	336,442
Mead Johnson Nutrition Co.	10,375	703,321
The Estee Lauder Cos., Inc., Class A	6,214	636,997

		4,465,223

Insurance 2.7%
Alleghany Corp. *	417	138,932
Berkshire Hathaway, Inc., Class B *	97,911	7,741,823
Brown & Brown, Inc.	6,119	161,480
Markel Corp. *	509	210,558
The Progressive Corp.	31,676	685,785
Wesco Financial Corp.	65	25,220
White Mountains Insurance Group Ltd.	416	170,352

		9,134,150

Materials 5.1%
Airgas, Inc.	3,935	271,830
Albemarle Corp.	4,526	320,622
Alcoa, Inc.	54,862	922,230
Allegheny Technologies, Inc.	4,698	314,766
AptarGroup, Inc.	3,376	180,278
Ball Corp.	8,958	353,931
CF Industries Holdings, Inc.	3,597	553,147
Cliffs Natural Resources, Inc.	6,868	622,928
Crown Holdings, Inc. *	8,085	328,332
Ecolab, Inc.	11,838	649,669
FMC Corp.	3,631	306,275
Freeport-McMoRan Copper & Gold, Inc.	47,989	2,478,152
Huntsman Corp.	9,756	184,876
LyondellBasell Industries N.V., Class A	17,219	754,364
Martin Marietta Materials, Inc.	2,298	196,847
Molycorp, Inc. *	2,788	185,207
Monsanto Co.	27,810	1,975,622
Nalco Holding Co.	6,775	193,358
Newmont Mining Corp.	24,523	1,387,266
Nucor Corp.	14,434	611,136
Praxair, Inc.	15,939	1,686,984
Reliance Steel & Aluminum Co.	3,830	197,283
Sigma-Aldrich Corp.	5,252	369,163
Southern Copper Corp.	10,730	370,829
Steel Dynamics, Inc.	10,687	182,748
The Lubrizol Corp.	3,323	446,943
The Mosaic Co.	7,542	534,351
The Scotts Miracle-Gro Co., Class A	2,280	131,556
Titanium Metals Corp. *	4,298	80,501
United States Steel Corp.	7,270	335,220

		17,126,414

Media 3.9%
Cablevision Systems Corp., Class A	12,091	429,472
Charter Communications, Inc., Class A *	2,100	118,629
Clear Channel Outdoor Holdings, Inc., Class A *	2,206	32,649
Comcast Corp., Class A	143,906	3,632,188
DIRECTV, Class A *	42,644	2,143,287
Discovery Communications, Inc., Series A *	14,388	626,741
DISH Network Corp., Class A *	10,806	327,206
John Wiley & Sons, Inc., Class A	2,748	145,644
Liberty Global, Inc., Series A *	11,686	526,454
Liberty Media - Starz, Series A *	2,900	221,183
Liberty Media Corp. - Capital, Series A *	3,781	344,600
Scripps Networks Interactive, Class A	4,635	233,743
Sirius XM Radio, Inc. *	197,071	463,117
The Interpublic Group of Cos., Inc.	24,560	293,001
The Washington Post Co., Class B (a)	257	105,522
Time Warner Cable, Inc.	17,872	1,380,076
Viacom, Inc., Class B	27,249	1,373,622
Virgin Media, Inc.	14,640	477,557

		12,874,691

Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Alexion Pharmaceuticals, Inc. *	9,240	438,161
Allergan, Inc.	15,597	1,290,340

 3

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Amgen, Inc. *	48,190	2,917,423
Biogen Idec, Inc. *	11,522	1,091,479
Celgene Corp. *	24,326	1,481,697
Covance, Inc. *	3,620	213,073
Endo Pharmaceuticals Holdings, Inc. *	5,486	228,382
Gilead Sciences, Inc. *	40,779	1,702,115
Human Genome Sciences, Inc. *	9,547	261,301
Illumina, Inc. *	6,298	453,960
Life Technologies Corp. *	9,391	488,050
Mettler-Toledo International, Inc. *	1,665	278,671
Mylan, Inc. *	21,977	517,449
PerkinElmer, Inc.	6,119	169,435
Perrigo Co.	4,224	361,405
Pharmaceutical Product Development, Inc.	5,335	153,915
Talecris Biotherapeutics Holdings Corp. *	3,211	92,477
Techne Corp.	1,941	158,192
Thermo Fisher Scientific, Inc. *	20,161	1,319,537
United Therapeutics Corp. *	2,578	166,461
Vertex Pharmaceuticals, Inc. *	10,202	550,806
Warner Chilcott plc, Class A	5,903	142,321
Waters Corp. *	4,627	456,037
Watson Pharmaceuticals, Inc. *	6,673	429,408

		15,362,095

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	3,105	256,287
AvalonBay Communities, Inc.	4,558	606,533
Boston Properties, Inc.	7,249	785,429
CB Richard Ellis Group, Inc., Class A *	14,920	394,336
Digital Realty Trust, Inc.	4,701	293,201
Federal Realty Investment Trust	3,312	290,131
Jones Lang LaSalle, Inc.	2,127	206,638
ProLogis	28,866	478,021
Public Storage	7,145	845,539
Simon Property Group, Inc.	15,113	1,784,241
SL Green Realty Corp.	4,000	360,040
The Macerich Co.	6,568	357,102
Ventas, Inc.	8,248	465,187

		7,122,685

Retailing 5.5%
Advance Auto Parts, Inc.	4,263	264,732
Amazon.com, Inc. *	18,011	3,542,584
AutoZone, Inc. *	1,449	426,006
Bed Bath & Beyond, Inc. *	12,918	696,151
Best Buy Co., Inc.	16,399	520,832
CarMax, Inc. *	11,296	335,039
Dick’s Sporting Goods, Inc. *	4,420	175,651
Dollar General Corp. *	1,909	66,949
Dollar Tree, Inc. *	6,273	399,841
Expedia, Inc.	10,076	282,229
Family Dollar Stores, Inc.	6,118	341,017
GameStop Corp., Class A *	8,042	225,015
Guess?, Inc.	3,081	140,863
Kohl’s Corp.	13,977	744,136
Liberty Media Corp. - Interactive, Series A *	30,123	548,540
Lowe’s Cos., Inc.	71,006	1,714,085
Netflix, Inc. *	2,281	617,695
Nordstrom, Inc.	8,504	398,242
O’Reilly Automotive, Inc. *	7,181	431,650
PetSmart, Inc.	5,922	268,267
Priceline.com, Inc. *	2,489	1,282,308
Ross Stores, Inc.	6,039	494,956
Sears Holdings Corp. *(a)	2,329	165,359
Staples, Inc.	37,017	622,626
Target Corp.	33,064	1,637,660
The Sherwin-Williams Co.	4,604	404,415
The TJX Cos., Inc.	20,085	1,064,907
Tiffany & Co.	6,510	492,547
Urban Outfitters, Inc. *	6,603	201,127

		18,505,429

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	29,902	259,549
Altera Corp.	16,635	799,977
Atmel Corp. *	23,360	350,867
Broadcom Corp., Class A *	23,718	853,374
Cree, Inc. *	5,534	242,887
Lam Research Corp. *	6,233	292,920
LSI Corp. *	31,284	234,317
Marvell Technology Group Ltd. *	27,189	441,549
MEMC Electronic Materials, Inc. *	11,902	125,209
Micron Technology, Inc. *	43,890	447,678
NVIDIA Corp. *	29,860	598,394
ON Semiconductor Corp. *	21,295	238,930
Skyworks Solutions, Inc. *	9,401	239,444
Xilinx, Inc.	13,058	465,910

		5,591,005

Software & Services 14.0%
Accenture plc, Class A	35,814	2,055,366
Activision Blizzard, Inc.	26,961	323,262
Adobe Systems, Inc. *	25,801	893,489
Akamai Technologies, Inc. *	9,751	330,900
Alliance Data Systems Corp. *	2,900	272,397
ANSYS, Inc. *	4,568	262,066
Autodesk, Inc. *	11,630	499,857
Automatic Data Processing, Inc.	25,491	1,404,809
BMC Software, Inc. *	9,141	510,342
Broadridge Financial Solutions, Inc.	6,332	144,876
CA, Inc.	20,829	487,399
Citrix Systems, Inc. *	9,477	830,375
Cognizant Technology Solutions Corp., Class A *	15,706	1,194,284
eBay, Inc. *	57,767	1,800,597
Electronic Arts, Inc. *	17,290	422,049
Equinix, Inc. *	2,346	237,884
FactSet Research Systems, Inc.	2,157	239,125
Fidelity National Information Services, Inc.	13,073	420,689
Fiserv, Inc. *	7,543	486,674
Genpact Ltd. *	5,486	87,886
Global Payments, Inc.	4,211	218,804
Google, Inc., Class A *	12,834	6,789,443
IAC/InterActiveCorp *	4,972	182,870
Informatica Corp. *	4,762	279,339
Intuit, Inc. *	14,440	779,327

4

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MasterCard, Inc., Class A	5,437	1,560,691
Microsoft Corp.	382,122	9,556,871
Nuance Communications, Inc. *	11,503	252,606
Oracle Corp.	195,822	6,701,029
Rackspace Hosting, Inc. *	5,250	231,000
Red Hat, Inc. *	9,937	433,253
Rovi Corp. *	5,316	308,115
SAIC, Inc. *	20,011	351,393
Salesforce.com, Inc. *	6,019	916,453
Symantec Corp. *	38,729	757,152
TIBCO Software, Inc. *	8,436	236,967
Total System Services, Inc.	9,618	178,895
VeriSign, Inc.	8,648	302,853
Visa, Inc., Class A	25,254	2,047,089
VMware, Inc., Class A *	3,161	307,629
Western Union Co.	33,482	688,390
Yahoo!, Inc. *	62,019	1,026,415

		47,010,910

Technology Hardware & Equipment 13.6%
Acme Packet, Inc. *	2,900	219,501
Agilent Technologies, Inc. *	17,694	882,400
Amphenol Corp., Class A	8,796	475,512
Apple, Inc. *	46,989	16,344,184
Arrow Electronics, Inc. *	5,823	259,881
Brocade Communications Systems, Inc. *	23,763	158,499
Cisco Systems, Inc.	283,383	4,760,834
Corning, Inc.	80,633	1,624,755
Dell, Inc. *	86,297	1,387,656
Dolby Laboratories, Inc., Class A *	2,761	129,049
EMC Corp. *	104,056	2,962,474
F5 Networks, Inc. *	4,140	470,221
FLIR Systems, Inc.	7,921	286,344
Harris Corp.	6,535	323,090
Hewlett-Packard Co.	110,952	4,147,386
Ingram Micro, Inc., Class A *	8,698	165,349
Jabil Circuit, Inc.	9,914	213,944
JDS Uniphase Corp. *	11,052	223,140
Juniper Networks, Inc. *	26,783	980,526
Motorola Mobility Holdings, Inc. *	14,931	375,365
NCR Corp. *	8,440	164,749
NetApp, Inc. *	18,793	1,029,293
Polycom, Inc. *	4,306	247,208
QUALCOMM, Inc.	83,855	4,913,064
Riverbed Technology, Inc. *	7,459	282,845
Seagate Technology plc *	24,026	403,637
TE Connectivity Ltd.	22,670	834,936
Teradata Corp. *	8,443	471,035
Trimble Navigation Ltd. *	6,003	262,271
Western Digital Corp. *	11,760	431,004

		45,430,152

Telecommunication Services 0.8%
American Tower Corp., Class A *	20,364	1,129,795
Clearwire Corp., Class A *(a)	5,936	27,306
Crown Castle International Corp. *	12,506	517,873
MetroPCS Communications, Inc. *	13,670	244,693
NII Holdings, Inc. *	8,664	378,270
SBA Communications Corp., Class A *	5,736	225,367
United States Cellular Corp. *	1,245	61,503

		2,584,807

Transportation 3.3%
C.H. Robinson Worldwide, Inc.	8,405	674,249
CSX Corp.	19,046	1,510,348
Delta Air Lines, Inc. *	42,351	426,898
Expeditors International of Washington, Inc.	10,810	570,984
FedEx Corp.	14,919	1,397,015
Hertz Global Holdings, Inc. *	12,006	193,897
J.B. Hunt Transport Services, Inc.	4,971	227,920
Kansas City Southern *	5,015	295,333
Southwest Airlines Co.	37,610	444,926
Union Pacific Corp.	25,048	2,629,289
United Parcel Service, Inc., Class B	35,813	2,631,898

		11,002,757

Utilities 0.6%
Calpine Corp. *	18,636	294,263
EQT Corp.	7,478	405,158
ITC Holdings Corp.	2,559	184,990
NRG Energy, Inc. *	12,941	320,419
ONEOK, Inc.	4,994	355,024
The AES Corp. *	40,342	522,832

		2,082,686

Total Common Stock
(Cost $293,958,004)		335,194,414

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	125,804	125,804

Total Other Investment Company
(Cost $125,804)		125,804

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Securities Lending Prime Portfolio	442,269	442,269

Total Collateral Invested for Securities on Loan
(Cost $442,269)		442,269

End of Collateral Invested for Securities on Loan

 5

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

At 5/31/11, the tax basis cost of the fund’s investments was $294,304,630 and the unrealized appreciation and depreciation were $46,004,976 and ($4,989,388), respectively, with a net unrealized appreciation of $41,015,588.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$335,194,414	$—	$—	$335,194,414
Other Investment Company(a)	125,804	—	—	125,804

Total	$335,320,218	$—	$—	$335,320,218

Other Financial Instruments
Collateral Invested for Securities on Loan	$442,269	$—	$—	$442,269

(a)	As categorized in Portfolio Holdings.

REG56689MAY11 - 00

6

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	216,186,112	239,546,939
—%	Other Investment Company	105,505	105,505

99.8%	Total Investments	216,291,617	239,652,444
0.1%	Collateral Invested for Securities on Loan	139,615	139,615
0.1%	Other Assets and Liabilities, Net		330,873

100.0%	Net Assets		240,122,932

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Ford Motor Co. *	127,351	1,900,077
General Motors Co. *	19,380	616,478
Harley-Davidson, Inc.	8,125	301,925
TRW Automotive Holdings Corp. *	3,634	206,665

		3,025,145

Banks 4.6%
BB&T Corp.	24,182	665,972
BOK Financial Corp.	984	52,162
City National Corp.	1,658	93,395
Comerica, Inc.	6,116	220,849
Commerce Bancshares, Inc.	2,772	118,586
Cullen/Frost Bankers, Inc.	2,054	119,625
First Horizon National Corp.	8,880	93,329
First Republic Bank *	2,528	81,528
Huntington Bancshares, Inc.	30,882	203,821
KeyCorp	30,711	260,122
M&T Bank Corp.	3,955	349,227
Marshall & Ilsley Corp.	19,224	153,792
New York Community Bancorp, Inc.	15,240	246,888
People’s United Financial, Inc.	12,235	163,337
PNC Financial Services Group, Inc.	18,381	1,147,342
Regions Financial Corp.	43,513	307,202
TFS Financial Corp. *	3,280	33,620
U.S. Bancorp	66,853	1,711,437
Wells Fargo & Co.	174,638	4,954,480

		10,976,714

Capital Goods 8.4%
3M Co.	22,942	2,165,266
Eaton Corp.	11,726	605,882
General Dynamics Corp.	11,106	824,287
General Electric Co.	373,932	7,344,024
Honeywell International, Inc.	25,126	1,496,253
Hubbell, Inc., Class B	2,054	135,893
Huntington Ingalls Industries, Inc. *	1,596	58,366
Ingersoll-Rand plc	11,275	562,623
L-3 Communications Holdings, Inc.	4,118	336,235
Lockheed Martin Corp.	10,117	788,114
Masco Corp.	12,545	178,766
Northrop Grumman Corp.	9,638	629,265
Parker Hannifin Corp.	5,693	505,823
Pentair, Inc.	3,479	140,830
Raytheon Co.	12,726	641,136
Rockwell Automation, Inc.	4,938	410,397
Tyco International Ltd.	16,748	826,514
United Technologies Corp.	28,149	2,470,638

		20,120,312

Commercial & Professional Services 0.5%
Avery Dennison Corp.	3,664	155,134
Cintas Corp.	4,341	142,602
Pitney Bowes, Inc.	7,343	175,424
R.R. Donnelley & Sons Co.	7,384	157,574
Waste Management, Inc.	15,561	605,012

		1,235,746

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	10,012	121,946
Fortune Brands, Inc.	5,372	347,729
Hasbro, Inc.	4,169	190,690
Leggett & Platt, Inc.	5,125	132,379
Lennar Corp., Class A	5,744	109,021
Mattel, Inc.	12,599	332,551
Newell Rubbermaid, Inc.	10,147	180,718
Pulte Group, Inc. *	11,934	100,723
Toll Brothers, Inc. *	4,924	107,097
VF Corp.	3,160	314,957
Whirlpool Corp.	2,691	225,506

		2,163,317

Consumer Services 1.7%
Carnival Corp.	14,424	559,796
H&R Block, Inc.	11,017	178,475
McDonald’s Corp.	36,661	2,989,338
Penn National Gaming, Inc. *	2,296	92,988
Royal Caribbean Cruises Ltd. *	4,647	181,233

		4,001,830

Diversified Financials 10.2%
American Express Co.	37,446	1,932,214
Ameriprise Financial, Inc.	8,695	532,395
Bank of America Corp.	353,462	4,153,179
Bank of New York Mellon Corp.	43,371	1,219,159
Capital One Financial Corp.	16,116	875,743

 1

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CBOE Holdings, Inc.	515	13,555
CIT Group, Inc. *	6,356	281,762
Citigroup, Inc. *	101,752	4,187,095
CME Group, Inc.	2,384	681,252
Federated Investors, Inc., Class B (a)	3,643	93,370
Invesco Ltd.	16,151	398,445
JPMorgan Chase & Co.	137,005	5,924,096
Legg Mason, Inc.	5,104	172,719
LPL Investment Holdings, Inc. *	513	18,437
Morgan Stanley	48,235	1,165,358
NYSE Euronext	9,218	335,627
Raymond James Financial, Inc.	3,477	124,268
SLM Corp. *	17,409	296,649
The Goldman Sachs Group, Inc.	15,173	2,135,296

		24,540,619

Energy 14.1%
Apache Corp.	12,803	1,595,254
Chesapeake Energy Corp.	22,678	710,729
Chevron Corp.	70,315	7,376,747
ConocoPhillips	47,902	3,507,384
Devon Energy Corp.	14,546	1,222,882
El Paso Corp.	24,654	518,967
Exxon Mobil Corp.	176,960	14,770,851
Forest Oil Corp. *	3,986	119,181
Kinder Morgan, Inc. *	3,437	100,670
Marathon Oil Corp.	24,832	1,345,149
Patterson-UTI Energy, Inc.	5,545	173,725
Petrohawk Energy Corp. *	10,435	276,214
Southern Union Co.	4,144	125,688
Spectra Energy Corp.	22,918	632,308
The Williams Cos., Inc.	20,433	641,392
Tidewater, Inc.	1,804	98,589
Valero Energy Corp.	19,871	546,452

		33,762,182

Food & Staples Retailing 0.4%
Safeway, Inc.	13,028	321,791
Sysco Corp.	20,484	659,790

		981,581

Food, Beverage & Tobacco 8.6%
Altria Group, Inc.	72,790	2,042,487
Archer-Daniels-Midland Co.	20,542	665,766
Bunge Ltd.	5,224	388,927
Campbell Soup Co.	7,176	249,366
Coca-Cola Enterprises, Inc.	11,422	329,981
ConAgra Foods, Inc.	15,362	390,656
Constellation Brands, Inc., Class A *	6,559	144,036
Dr. Pepper Snapple Group, Inc.	7,935	326,922
General Mills, Inc.	21,106	839,386
H.J. Heinz Co.	11,266	618,729
Hormel Foods Corp.	4,918	144,245
Kellogg Co.	8,848	504,247
Kraft Foods, Inc., Class A	56,886	1,989,303
Lorillard, Inc.	5,229	602,799
McCormick & Co., Inc.	4,610	231,376
Molson Coors Brewing Co., Class B	5,709	266,325
Philip Morris International, Inc.	63,042	4,523,263
Reynolds American, Inc.	11,796	469,245
Smithfield Foods, Inc. *	5,582	116,943
The Coca-Cola Co.	74,607	4,984,494
The Hershey Co.	5,548	309,190
The J.M. Smucker Co.	4,139	328,140
Tyson Foods, Inc., Class A	10,504	199,786

		20,665,612

Health Care Equipment & Services 1.4%
Beckman Coulter, Inc.	2,533	210,467
Boston Scientific Corp. *	52,299	375,507
Cardinal Health, Inc.	12,398	563,117
CIGNA Corp.	9,697	483,783
Humana, Inc. *	5,879	473,436
Omnicare, Inc.	4,044	127,144
WellPoint, Inc.	13,784	1,077,495

		3,310,949

Household & Personal Products 3.5%
Avon Products, Inc.	14,930	443,570
Kimberly-Clark Corp.	14,378	982,018
The Clorox Co.	4,936	347,889
The Procter & Gamble Co.	98,123	6,574,241

		8,347,718

Insurance 5.2%
ACE Ltd.	12,018	827,079
Aflac, Inc.	16,466	786,910
Allied World Assurance Co. Holdings Ltd.	1,422	86,202
American Financial Group, Inc.	2,788	99,141
American International Group, Inc. *(a)	15,010	427,785
Aon Corp.	10,596	552,581
Arch Capital Group Ltd. *	5,229	176,374
Assurant, Inc.	3,652	135,088
Assured Guaranty Ltd.	6,080	103,482
Axis Capital Holdings Ltd.	4,313	142,070
Cincinnati Financial Corp.	5,294	161,044
CNA Financial Corp.	984	30,051
Everest Re Group Ltd.	1,896	168,687
Fidelity National Financial, Inc., Class A	8,237	131,627
Genworth Financial, Inc., Class A *	17,084	189,803
HCC Insurance Holdings, Inc.	4,130	136,662
Lincoln National Corp.	10,988	322,498
Loews Corp.	11,882	499,282
Marsh & McLennan Cos., Inc.	18,890	579,356
MetLife, Inc.	29,099	1,283,266
Old Republic International Corp.	8,782	109,160
PartnerRe Ltd.	2,533	189,570
Principal Financial Group, Inc.	10,486	327,897
Prudential Financial, Inc.	16,958	1,081,581
Reinsurance Group of America, Inc.	2,686	170,642
RenaissanceRe Holdings Ltd.	2,054	147,806
The Allstate Corp.	17,614	552,727
The Chubb Corp.	10,635	697,550
The Hartford Financial Services Group, Inc.	15,547	414,328
The Travelers Cos., Inc.	15,066	935,297

2

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Torchmark Corp.	2,844	188,557
Transatlantic Holdings, Inc.	2,296	106,856
Unum Group	11,087	291,699
Validus Holdings Ltd.	2,232	71,937
W.R. Berkley Corp.	4,376	144,889
XL Group plc	11,293	267,192

		12,536,676

Materials 3.1%
Air Products & Chemicals, Inc.	6,990	664,679
Ashland, Inc.	2,528	172,764
Bemis Co., Inc.	3,805	126,022
Celanese Corp., Series A	5,578	290,558
E.I. du Pont de Nemours & Co.	32,440	1,729,052
Eastman Chemical Co.	2,528	267,589
International Flavors & Fragrances, Inc.	2,844	182,187
International Paper Co.	14,077	439,484
MeadWestvaco Corp.	5,776	196,499
Owens-Illinois, Inc. *	5,754	184,818
PPG Industries, Inc.	5,706	506,122
Sealed Air Corp.	5,744	147,506
Sonoco Products Co.	3,479	123,226
The Dow Chemical Co.	39,986	1,444,694
The Valspar Corp.	3,282	126,259
Vulcan Materials Co.	4,113	166,535
Walter Energy, Inc.	2,221	276,626
Weyerhaeuser Co.	18,584	400,299

		7,444,919

Media 3.0%
CBS Corp., Class B	22,225	621,189
Gannett Co., Inc.	8,622	122,950
News Corp., Class A	81,110	1,487,557
Omnicom Group, Inc.	10,516	491,833
The McGraw-Hill Cos., Inc.	10,814	459,271
The Walt Disney Co.	62,259	2,591,842
Time Warner, Inc.	38,776	1,412,610

		7,187,252

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
Abbott Laboratories	53,916	2,817,111
Bristol-Myers Squibb Co.	60,066	1,727,498
Cephalon, Inc. *	2,686	214,047
Dendreon Corp. *	5,217	221,149
Eli Lilly & Co.	34,602	1,331,485
Forest Laboratories, Inc. *	10,172	366,395
Johnson & Johnson	95,906	6,453,515
Merck & Co., Inc.	107,698	3,957,902
Pfizer, Inc.	282,293	6,055,185

		23,144,287

Real Estate 2.2%
Annaly Capital Management, Inc.	27,706	502,310
Brookfield Properties Corp.	9,278	182,498
Chimera Investment Corp.	34,964	136,709
Equity Residential	9,954	615,456
General Growth Properties, Inc.	13,651	224,968
HCP, Inc.	12,993	492,954
Health Care REIT, Inc.	6,009	319,619
Host Hotels & Resorts, Inc.	23,268	409,051
Kimco Realty Corp.	14,021	273,550
Liberty Property Trust	3,971	143,194
Nationwide Health Properties, Inc.	4,582	200,692
Piedmont Office Realty Trust, Inc., Class A	6,022	123,812
Plum Creek Timber Co., Inc.	5,632	228,209
ProLogis, Inc.	5,872	217,205
Rayonier, Inc.	2,844	188,813
Realty Income Corp.	4,137	145,374
Regency Centers Corp.	2,939	136,105
UDR, Inc.	6,425	167,436
Vornado Realty Trust	6,325	622,254

		5,330,209

Retailing 1.7%
Abercrombie & Fitch Co., Class A	3,165	239,812
American Eagle Outfitters, Inc.	6,642	88,073
AutoNation, Inc. *(a)	1,698	59,600
Genuine Parts Co.	5,541	303,647
J.C. Penney Co., Inc.	7,268	257,505
Limited Brands, Inc.	9,796	391,448
Macy’s, Inc.	14,573	420,868
The Gap, Inc.	12,411	240,773
The Home Depot, Inc.	57,284	2,078,264

		4,079,990

Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	10,343	425,821
Applied Materials, Inc.	46,199	636,622
Intel Corp.	192,332	4,329,393
KLA-Tencor Corp.	6,038	260,238
Linear Technology Corp.	7,312	252,922
Maxim Integrated Products, Inc.	10,428	284,163
Microchip Technology, Inc.	6,566	259,554
National Semiconductor Corp.	8,622	211,498
Texas Instruments, Inc.	41,238	1,455,702

		8,115,913

Software & Services 0.3%
Computer Sciences Corp.	5,530	220,592
Lender Processing Services, Inc.	3,276	87,076
Paychex, Inc.	11,253	363,472
Synopsys, Inc. *	5,286	144,519

		815,659

Technology Hardware & Equipment 3.7%
Avnet, Inc. *	5,282	191,208
International Business Machines Corp.	42,823	7,234,089
Molex, Inc.	4,762	130,336
Motorola Solutions, Inc. *	10,499	502,587
SanDisk Corp. *	8,080	383,962
Xerox Corp.	48,213	492,255

		8,934,437

 3

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 5.1%
AT&T, Inc.	208,193	6,570,571
CenturyLink, Inc.	18,812	812,490
Frontier Communications Corp.	34,822	308,175
Sprint Nextel Corp. *	105,173	615,262
Telephone & Data Systems, Inc.	3,408	111,442
Verizon Communications, Inc.	99,071	3,658,692
Windstream Corp.	16,781	225,704

		12,302,336

Transportation 0.5%
Norfolk Southern Corp.	12,487	915,422
United Continental Holdings, Inc. *	11,244	271,543

		1,186,965

Utilities 6.4%
AGL Resources, Inc.	2,844	116,917
Alliant Energy Corp.	3,969	163,245
Ameren Corp.	8,232	244,573
American Electric Power Co., Inc.	16,656	636,259
American Water Works Co., Inc.	6,093	182,851
Aqua America, Inc.	4,924	112,119
Atmos Energy Corp.	3,126	104,252
CenterPoint Energy, Inc.	14,100	272,553
CMS Energy Corp.	8,545	170,387
Consolidated Edison, Inc.	10,331	548,163
Constellation Energy Group, Inc.	6,272	233,193
Dominion Resources, Inc.	20,286	968,048
DPL, Inc.	4,297	129,641
DTE Energy Co.	5,863	302,648
Duke Energy Corp.	46,088	864,150
Edison International	10,475	412,296
Energen Corp.	2,699	168,067
Entergy Corp.	6,327	431,185
Exelon Corp.	23,077	965,772
FirstEnergy Corp.	14,597	651,318
Integrys Energy Group, Inc.	2,691	140,847
MDU Resources Group, Inc.	6,246	147,593
National Fuel Gas Co.	2,528	182,117
NextEra Energy, Inc.	14,536	842,361
NiSource, Inc.	9,402	190,861
Northeast Utilities	6,236	219,757
NSTAR	3,542	163,074
NV Energy, Inc.	8,458	133,383
OGE Energy Corp.	3,477	177,570
Pepco Holdings, Inc.	7,909	157,943
PG&E Corp.	13,765	597,126
Pinnacle West Capital Corp.	3,668	166,014
PPL Corp.	19,592	552,298
Progress Energy, Inc.	10,183	484,914
Public Service Enterprise Group, Inc.	17,858	598,243
Questar Corp.	6,229	107,949
SCANA Corp.	4,130	167,967
Sempra Energy	7,793	429,940
Southern Co.	29,325	1,175,346
TECO Energy, Inc.	7,222	138,662
UGI Corp.	3,854	126,334
Westar Energy, Inc.	3,912	106,367
Wisconsin Energy Corp.	8,278	258,853
Xcel Energy, Inc.	15,902	393,415

		15,336,571

Total Common Stock
(Cost $216,186,112)		239,546,939

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	105,505	105,505

Total Other Investment Company
(Cost $105,505)		105,505

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Securities Lending Prime Portfolio	139,615	139,615

Total Collateral Invested for Securities on Loan
(Cost $139,615)		139,615

End of Collateral Invested for Securities on Loan

At 5/31/11, the tax basis cost of the fund’s investments was $216,368,208 and the unrealized appreciation and depreciation were $ 25,506,566 and ($2,222,330), respectively, with a net unrealized appreciation $23,284,236.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

4

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$239,546,939	$—	$—	$239,546,939
Other Investment Company(a)	105,505	—	—	105,505

Total	$239,652,444	$—	$—	$239,652,444

Other Financial Instruments
Collateral Invested for Securities on Loan	$139,615	$—	$—	$139,615

(a)	As categorized in Portfolio Holdings.

REG56690MAY11 - 00

 5

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	73,359,883	76,709,828
—%	Other Investment Company	35,711	35,711

99.6%	Total Investments	73,395,594	76,745,539
0.4%	Collateral Invested for Securities on Loan	313,600	313,600
—%	Other Assets and Liabilities, Net		(28,870)

100.0%	Net Assets		77,030,269

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.5%
Gentex Corp.	6,067	178,066
Lear Corp.	4,660	236,821
The Goodyear Tire & Rubber Co. *	10,595	187,849
TRW Automotive Holdings Corp. *	4,480	254,778
Visteon Corp. *	2,034	124,664
WABCO Holdings, Inc. *	2,816	193,037

		1,175,215

Banks 3.9%
Associated Banc-Corp	7,792	109,789
Bank of Hawaii Corp.	2,094	99,256
BankUnited, Inc.	1,239	35,138
BOK Financial Corp.	1,239	65,679
Capitol Federal Financial, Inc.	7,424	88,717
City National Corp.	2,095	118,011
Commerce Bancshares, Inc.	3,423	146,436
Cullen/Frost Bankers, Inc.	2,594	151,075
East West Bancorp, Inc.	6,519	130,967
First Citizens BancShares, Inc., Class A	290	56,721
First Horizon National Corp.	11,536	121,243
First Niagara Financial Group, Inc.	14,197	201,597
First Republic Bank *	3,572	115,197
FirstMerit Corp.	4,956	80,733
Fulton Financial Corp.	8,745	97,419
Huntington Bancshares, Inc.	37,999	250,793
Marshall & Ilsley Corp.	23,152	185,216
People’s United Financial, Inc.	15,456	206,338
Popular, Inc. *	45,147	130,926
Prosperity Bancshares, Inc.	2,130	93,188
TCF Financial Corp.	5,942	89,427
TFS Financial Corp. *	4,318	44,260
Valley National Bancorp	7,541	102,482
Washington Federal, Inc.	4,961	78,830
Zions Bancorp	8,035	191,474

		2,990,912

Capital Goods 9.6%
Acuity Brands, Inc.	1,931	117,714
Aecom Technology Corp. *	4,555	130,592
AGCO Corp. *	4,088	211,227
Air Lease Corp. *	1,176	33,516
Alliant Techsystems, Inc.	1,402	100,285
AMETEK, Inc.	7,180	312,258
Armstrong World Industries, Inc.	812	38,984
BE Aerospace, Inc. *	4,228	158,212
Brady Corp., Class A	2,188	75,420
Carlisle Cos., Inc.	2,692	130,831
CLARCOR, Inc.	2,209	94,126
Crane Co.	2,272	111,760
Donaldson Co., Inc.	3,144	187,728
EMCOR Group, Inc. *	3,058	92,871
Foster Wheeler AG *	5,159	176,747
Gardner Denver, Inc.	2,352	197,051
Graco, Inc.	2,652	134,085
Harsco Corp.	3,607	120,871
Hubbell, Inc., Class B	2,473	163,614
IDEX Corp.	3,550	160,957
KBR, Inc.	6,665	248,738
Kennametal, Inc.	3,606	150,478
Lennox International, Inc.	2,258	105,245
Lincoln Electric Holdings, Inc.	1,960	146,314
Masco Corp.	15,860	226,005
McDermott International, Inc. *	10,306	218,693
MSC Industrial Direct Co., Class A	1,962	136,379
Navistar International Corp. *	2,410	158,747
Nordson Corp.	2,694	140,142
Oshkosh Corp. *	3,989	110,495
Owens Corning, Inc. *	4,817	184,009
Pall Corp.	5,160	289,476
Pentair, Inc.	4,329	175,238
Quanta Services, Inc. *	9,255	182,786
Regal-Beloit Corp.	1,694	116,886
Seaboard Corp.	17	39,270
Snap-On, Inc.	2,634	158,883
Spirit AeroSystems Holdings, Inc., Class A *	4,724	103,456
SPX Corp.	2,195	181,987
Terex Corp. *	4,765	141,282
Textron, Inc.	12,060	275,933
The Babcock & Wilcox Co. *	5,127	143,812
The Shaw Group, Inc. *	3,766	137,572
The Timken Co.	3,474	179,328
Thomas & Betts Corp. *	2,314	126,692
TransDigm Group, Inc. *	1,681	137,842
URS Corp. *	3,756	165,489
Wabtec Corp.	2,184	147,617
Woodward, Inc.	2,550	89,811

		7,367,454

 1

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 4.0%
Avery Dennison Corp.	4,562	193,155
Cintas Corp.	5,518	181,266
Clean Harbors, Inc. *	1,014	102,576
Copart, Inc. *	3,308	155,476
Corrections Corp. of America *	4,834	111,182
Covanta Holding Corp.	5,773	97,968
Equifax, Inc.	5,442	205,653
IHS, Inc., Class A *	2,130	186,844
Iron Mountain, Inc.	8,142	276,910
KAR Auction Services, Inc. *	1,065	22,269
Manpower, Inc.	3,603	220,251
Pitney Bowes, Inc.	8,971	214,317
Quad Graphics, Inc.	1,181	48,846
R.R. Donnelley & Sons Co.	9,038	192,871
Robert Half International, Inc.	6,509	179,453
Rollins, Inc.	3,423	68,871
The Dun & Bradstreet Corp.	2,194	175,981
Towers Watson & Co., Class A	2,478	157,229
Verisk Analytics, Inc., Class A *	5,015	170,761
Waste Connections, Inc.	5,124	161,099

		3,122,978

Consumer Durables & Apparel 3.5%
D.R. Horton, Inc.	12,237	149,047
Deckers Outdoor Corp. *	1,694	154,323
Fossil, Inc. *	2,074	219,512
Hanesbrands, Inc. *	4,121	124,908
Harman International Industries, Inc.	3,047	146,165
Jarden Corp.	4,056	142,122
Leggett & Platt, Inc.	6,456	166,758
Lennar Corp., Class A	7,339	139,294
Mohawk Industries, Inc. *	2,466	164,038
Newell Rubbermaid, Inc.	12,949	230,622
NVR, Inc. *	248	185,008
Phillips-Van Heusen Corp.	2,746	181,154
Pulte Group, Inc. *	14,805	124,954
Tempur-Pedic International, Inc. *	2,856	185,754
Toll Brothers, Inc. *	5,912	128,586
Tupperware Brands Corp.	2,757	180,473
Under Armour, Inc., Class A *	1,682	109,633

		2,732,351

Consumer Services 3.2%
Bally Technologies, Inc. *	2,478	97,658
Brinker International, Inc.	3,933	101,393
Career Education Corp. *	3,000	64,500
Choice Hotels International, Inc.	1,471	52,426
DeVry, Inc.	2,692	144,964
Education Management Corp. *(a)	1,935	41,660
H&R Block, Inc.	13,459	218,036
International Game Technology	13,107	225,965
ITT Educational Services, Inc. *	1,410	96,980
MGM Resorts International *	14,029	211,417
Panera Bread Co., Class A *	1,402	175,292
Penn National Gaming, Inc. *	2,934	118,827
Service Corp. International	11,147	127,968
Sotheby’s	2,971	126,446
Strayer Education, Inc. (a)	638	76,675
Weight Watchers International, Inc.	1,530	122,767
Wendy’s/Arby’s Group, Inc., Class A	14,569	73,282
WMS Industries, Inc. *	2,594	81,607
Wyndham Worldwide Corp.	7,846	273,119

		2,430,982

Diversified Financials 2.5%
Affiliated Managers Group, Inc. *	2,250	237,892
CBOE Holdings, Inc.	464	12,212
E*TRADE Financial Corp. *	8,854	139,982
Eaton Vance Corp.	5,222	164,754
Federated Investors, Inc., Class B (a)	4,504	115,438
Green Dot Corp., Class A *(a)	469	18,169
Greenhill & Co., Inc.	1,355	75,419
Jefferies Group, Inc.	5,585	123,652
Legg Mason, Inc.	6,278	212,448
LPL Investment Holdings, Inc. *	696	25,014
MSCI, Inc., Class A *	5,231	197,575
Raymond James Financial, Inc.	4,498	160,759
SEI Investments Co.	6,734	159,192
The NASDAQ OMX Group, Inc. *	6,066	154,804
Waddell & Reed Financial, Inc., Class A	3,782	145,985

		1,943,295

Energy 6.0%
Arch Coal, Inc.	7,257	216,912
Brigham Exploration Co. *	5,123	159,530
Cabot Oil & Gas Corp.	4,650	273,187
Cobalt International Energy, Inc. *	4,608	66,309
Dresser-Rand Group, Inc. *	3,546	186,449
Dril-Quip, Inc. *	1,353	100,366
EXCO Resources, Inc.	7,529	151,634
Forest Oil Corp. *	4,945	147,856
Helmerich & Payne, Inc.	4,323	270,966
Holly Corp.	2,352	146,553
Massey Energy Co.	4,599	303,534
Oasis Petroleum, Inc. *	1,858	56,205
Oceaneering International, Inc. *	2,468	201,142
Oil States International, Inc. *	2,242	177,230
Patterson-UTI Energy, Inc.	6,808	213,295
Plains Exploration & Production Co. *	6,133	226,001
Quicksilver Resources, Inc. *	5,287	75,551
Rowan Cos., Inc. *	5,562	220,533
SandRidge Energy, Inc. *	16,498	186,757
SEACOR Holdings, Inc.	1,008	100,467
SM Energy Co.	2,802	186,305
Southern Union Co.	5,119	155,259
Sunoco, Inc.	5,322	215,488
Superior Energy Services, Inc. *	3,449	129,234
Teekay Corp.	1,935	64,919
Tesoro Corp. *	6,179	150,768
Tidewater, Inc.	2,262	123,618
Unit Corp. *	2,188	126,007

		4,632,075

Food & Staples Retailing 0.1%
BJ’s Wholesale Club, Inc. *	2,370	119,496

2

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 2.2%
Constellation Brands, Inc., Class A *	8,305	182,378
Corn Products International, Inc.	3,315	188,060
Dean Foods Co. *	8,404	116,647
Flowers Foods, Inc.	4,055	135,153
Green Mountain Coffee Roasters, Inc. *	5,608	461,931
Hansen Natural Corp. *	3,194	228,850
Ralcorp Holdings, Inc. *	2,414	212,287
Smithfield Foods, Inc. *	6,809	142,649

		1,667,955

Health Care Equipment & Services 5.5%
Alere, Inc. *	3,706	148,240
Allscripts Healthcare Solutions, Inc. *	8,210	165,103
AMERIGROUP Corp. *	2,187	155,080
Beckman Coulter, Inc.	3,095	257,164
Brookdale Senior Living, Inc. *	3,986	102,879
Community Health Systems, Inc. *	4,066	116,450
Coventry Health Care, Inc. *	6,523	229,479
DENTSPLY International, Inc.	6,293	246,937
Gen-Probe, Inc. *	2,141	175,112
Health Net, Inc. *	4,284	137,474
Hill-Rom Holdings, Inc.	2,764	126,149
Hologic, Inc. *	11,551	248,346
IDEXX Laboratories, Inc. *	2,533	199,398
Kinetic Concepts, Inc. *	2,755	163,482
LifePoint Hospitals, Inc. *	2,315	97,230
Lincare Holdings, Inc.	4,290	130,073
MEDNAX, Inc. *	2,075	155,936
Omnicare, Inc.	5,120	160,973
Owens & Minor, Inc.	2,761	95,531
Patterson Cos., Inc.	4,501	155,667
Quality Systems, Inc.	842	72,479
ResMed, Inc. *	6,676	214,967
STERIS Corp.	2,478	89,431
Teleflex, Inc.	1,751	108,737
Tenet Healthcare Corp. *	21,181	135,135
Universal Health Services, Inc., Class B	4,092	222,973
VCA Antech, Inc. *	3,949	96,553

		4,206,978

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	3,087	259,617
Energizer Holdings, Inc. *	3,082	237,468
Herbalife Ltd.	5,266	296,370

		793,455

Insurance 5.2%
Alleghany Corp. *	336	111,945
Allied World Assurance Co. Holdings Ltd.	1,739	105,418
American Financial Group, Inc.	3,447	122,575
American National Insurance Co.	638	51,295
Arch Capital Group Ltd. *	6,555	221,100
Arthur J. Gallagher & Co.	4,625	132,784
Aspen Insurance Holdings Ltd.	3,212	86,274
Assurant, Inc.	4,704	174,001
Assured Guaranty Ltd.	7,466	127,071
Axis Capital Holdings Ltd.	5,464	179,984
Brown & Brown, Inc.	5,064	133,639
Endurance Specialty Holdings Ltd.	1,920	77,971
Erie Indemnity Co., Class A	1,244	88,598
Everest Re Group Ltd.	2,354	209,435
Fidelity National Financial, Inc., Class A	10,056	160,695
Hanover Insurance Group, Inc.	1,978	81,217
HCC Insurance Holdings, Inc.	5,063	167,535
Markel Corp. *	454	187,806
Mercury General Corp.	1,257	52,379
Old Republic International Corp.	10,598	131,733
ProAssurance Corp. *	1,352	95,059
Reinsurance Group of America, Inc.	3,205	203,614
RenaissanceRe Holdings Ltd.	2,417	173,927
StanCorp Financial Group, Inc.	2,045	88,303
Torchmark Corp.	3,642	241,465
Transatlantic Holdings, Inc.	2,860	133,105
Validus Holdings Ltd.	2,811	90,599
W.R. Berkley Corp.	5,577	184,655
Wesco Financial Corp.	60	23,280
White Mountains Insurance Group Ltd.	338	138,411

		3,975,873

Materials 8.9%
AbitibiBowater, Inc. *	3,265	80,972
Airgas, Inc.	3,252	224,648
Albemarle Corp.	4,034	285,768
Allegheny Technologies, Inc.	4,096	274,432
Allied Nevada Gold Corp. *	3,533	131,004
AptarGroup, Inc.	2,764	147,598
Ashland, Inc.	3,194	218,278
Bemis Co., Inc.	4,765	157,817
Celanese Corp., Series A	7,004	364,838
Coeur d’Alene Mines Corp. *	3,879	106,944
Commercial Metals Co.	5,209	77,562
Compass Minerals International, Inc.	1,513	140,664
Cytec Industries, Inc.	2,142	120,359
Domtar Corp.	1,850	189,588
Eastman Chemical Co.	3,082	326,230
Greif, Inc., Class A	1,571	103,874
Huntsman Corp.	8,478	160,658
International Flavors & Fragrances, Inc.	3,590	229,975
Intrepid Potash, Inc. *	1,935	62,288
Martin Marietta Materials, Inc.	2,072	177,487
MeadWestvaco Corp.	7,415	252,258
Molycorp, Inc. *	2,425	161,093
Nalco Holding Co.	5,678	162,050
Owens-Illinois, Inc. *	7,282	233,898
Packaging Corp. of America	4,540	132,114
Reliance Steel & Aluminum Co.	3,265	168,180
Rock-Tenn Co., Class A (a)	3,034	233,102
Rockwood Holdings, Inc. *	2,980	156,718
Royal Gold, Inc.	2,415	149,778
RPM International, Inc.	5,658	132,963
Sealed Air Corp.	6,966	178,887
Silgan Holdings, Inc.	2,362	106,030
Sonoco Products Co.	4,554	161,303
Steel Dynamics, Inc.	9,486	162,211
Temple-Inland, Inc.	4,767	113,168
The Scotts Miracle-Gro Co., Class A	1,981	114,304
The Valspar Corp.	3,980	153,111

 3

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Titanium Metals Corp. *	3,949	73,965
Walter Energy, Inc.	2,874	357,957
Westlake Chemical Corp.	848	47,573

		6,831,647

Media 2.5%
Charter Communications, Inc., Class A *	1,796	101,456
Clear Channel Outdoor Holdings, Inc., Class A *	1,761	26,063
DreamWorks Animation SKG, Inc., Class A *	2,819	67,402
Gannett Co., Inc.	10,425	148,660
John Wiley & Sons, Inc., Class A	2,299	121,847
Lamar Advertising Co., Class A *	2,584	75,039
Liberty Media - Starz, Series A *	2,255	171,989
Liberty Media Corp. - Capital, Series A *	3,362	306,413
Morningstar, Inc.	1,068	64,518
Regal Entertainment Group, Class A	3,601	48,794
Sirius XM Radio, Inc. *	175,412	412,218
The Interpublic Group of Cos., Inc.	21,749	259,466
The Washington Post Co., Class B (a)	227	93,204

		1,897,069

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Amylin Pharmaceuticals, Inc. *	6,021	83,632
Bio-Rad Laboratories, Inc., Class A *	852	106,014
BioMarin Pharmaceutical, Inc. *	4,569	128,983
Bruker Corp. *	3,369	66,437
Cephalon, Inc. *	3,420	272,540
Charles River Laboratories International, Inc. *	2,538	98,170
Covance, Inc. *	2,856	168,104
Dendreon Corp. *	6,346	269,007
Endo Pharmaceuticals Holdings, Inc. *	4,652	193,663
Human Genome Sciences, Inc. *	8,257	225,994
Mettler-Toledo International, Inc. *	1,457	243,858
Onyx Pharmaceuticals, Inc. *	2,752	116,822
PerkinElmer, Inc.	5,186	143,600
Perrigo Co.	3,718	318,112
Pharmaceutical Product Development, Inc.	4,845	139,778
Regeneron Pharmaceuticals, Inc. *	3,195	191,764
Salix Pharmaceuticals Ltd. *	2,260	90,468
Talecris Biotherapeutics Holdings Corp. *	2,711	78,077
Techne Corp.	1,636	133,334
United Therapeutics Corp. *	2,191	141,473

		3,209,830

Real Estate 7.6%
Alexandria Real Estate Equities, Inc.	2,694	222,363
Apartment Investment & Management Co., Class A	5,130	137,125
BRE Properties, Inc.	3,202	163,366
Camden Property Trust	3,029	194,704
Chimera Investment Corp.	44,494	173,971
Corporate Office Properties Trust	3,031	107,358
Developers Diversified Realty Corp.	8,736	126,585
Digital Realty Trust, Inc.	3,987	248,669
Douglas Emmett, Inc.	5,461	114,954
Duke Realty Corp.	11,115	167,169
Essex Property Trust, Inc.	1,401	192,792
Federal Realty Investment Trust	2,689	235,556
Highwoods Properties, Inc.	3,161	114,049
Hospitality Properties Trust	5,406	133,420
Jones Lang LaSalle, Inc.	1,853	180,019
Liberty Property Trust	4,994	180,084
Mack-Cali Realty Corp.	3,810	134,722
MFA Financial, Inc.	15,207	125,306
National Retail Properties, Inc.	3,833	98,815
Nationwide Health Properties, Inc.	5,563	243,659
OMEGA Healthcare Investors, Inc.	4,369	93,016
Piedmont Office Realty Trust, Inc., Class A	7,620	156,667
ProLogis, Inc.	7,413	274,207
Rayonier, Inc.	3,588	238,207
Realty Income Corp.	5,163	181,428
Regency Centers Corp.	3,601	166,762
Senior Housing Properties Trust	6,245	150,817
SL Green Realty Corp.	3,473	312,605
Taubman Centers, Inc.	2,409	145,913
The Macerich Co.	5,790	314,802
The St. Joe Co. *(a)	4,055	88,115
UDR, Inc.	8,029	209,236
Washington Real Estate Investment Trust	2,942	101,587
Weingarten Realty Investors	5,272	140,341

		5,868,389

Retailing 3.7%
Aaron’s, Inc.	3,369	95,039
Abercrombie & Fitch Co., Class A	3,921	297,094
Advance Auto Parts, Inc.	3,766	233,869
Aeropostale, Inc. *	3,876	73,256
American Eagle Outfitters, Inc.	8,630	114,434
AutoNation, Inc. *(a)	2,028	71,183
Big Lots, Inc. *	3,324	111,055
Chico’s FAS, Inc.	7,916	119,373
Dick’s Sporting Goods, Inc. *	3,836	152,443
Foot Locker, Inc.	6,837	170,515
GameStop Corp., Class A *	6,737	188,501
Guess?, Inc.	2,823	129,068
LKQ Corp. *	6,302	167,570
PetSmart, Inc.	5,217	236,330
Signet Jewelers Ltd. *	3,760	172,998
Tractor Supply Co.	3,197	201,922
Urban Outfitters, Inc. *	5,743	174,932
Williams-Sonoma, Inc.	4,157	162,746

		2,872,328

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	25,312	219,708
Atmel Corp. *	20,336	305,447
Cypress Semiconductor Corp. *	7,307	171,130
Lam Research Corp. *	5,493	258,143
LSI Corp. *	27,219	203,870
MEMC Electronic Materials, Inc. *	10,029	105,505
National Semiconductor Corp.	10,559	259,012
Novellus Systems, Inc. *	4,048	146,821

4

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ON Semiconductor Corp. *	18,768	210,577
Rambus, Inc. *	4,954	72,180
Silicon Laboratories, Inc. *	1,980	85,100
Skyworks Solutions, Inc. *	8,346	212,573
Teradyne, Inc. *	7,956	127,376
Varian Semiconductor Equipment Associates, Inc. *	3,306	203,038

		2,580,480

Software & Services 6.4%
Alliance Data Systems Corp. *	2,296	215,663
ANSYS, Inc. *	3,984	228,562
AOL, Inc. *	4,898	100,752
Booz Allen Hamilton Holding Corp. *	696	12,521
Broadridge Financial Solutions, Inc.	5,546	126,892
Cadence Design Systems, Inc. *	12,185	130,258
Compuware Corp. *	10,094	102,858
Concur Technologies, Inc. *	1,978	98,841
CoreLogic, Inc. *	4,904	88,811
DST Systems, Inc.	1,632	82,041
Equinix, Inc. *	2,072	210,101
FactSet Research Systems, Inc.	1,960	217,286
FleetCor Technologies, Inc. *	580	19,569
Fortinet, Inc. *	2,076	100,665
Gartner, Inc. *	3,700	144,411
Genpact Ltd. *	4,840	77,537
Global Payments, Inc.	3,586	186,329
IAC/InterActiveCorp *	3,887	142,964
Informatica Corp. *	4,144	243,087
Jack Henry & Associates, Inc.	3,891	121,555
Lender Processing Services, Inc.	4,032	107,171
MICROS Systems, Inc., Class A *	3,547	181,110
NeuStar, Inc., Class A *	3,427	91,706
Nuance Communications, Inc. *	10,000	219,600
Parametric Technology Corp. *	5,127	119,408
Quest Software, Inc. *	2,884	65,452
Rackspace Hosting, Inc. *	4,560	200,640
Rovi Corp. *	4,706	272,760
Solera Holdings, Inc.	3,093	182,765
Synopsys, Inc. *	6,586	180,061
TIBCO Software, Inc. *	7,347	206,377
Total System Services, Inc.	8,575	159,495
VeriFone Systems, Inc. *	3,864	185,974
WebMD Health Corp. *	2,634	125,589

		4,948,811

Technology Hardware & Equipment 4.5%
Acme Packet, Inc. *	2,250	170,303
Anixter International, Inc.	1,296	87,726
Arrow Electronics, Inc. *	5,058	225,739
Avnet, Inc. *	6,673	241,563
AVX Corp.	2,362	37,154
Brocade Communications Systems, Inc. *	21,126	140,910
Diebold, Inc.	2,930	96,837
EchoStar Corp., Class A *	1,745	58,789
Finisar Corp. *	3,588	86,184
FLIR Systems, Inc.	6,967	251,857
Ingram Micro, Inc., Class A *	6,907	131,302
Itron, Inc. *	1,755	89,944
Jabil Circuit, Inc.	8,854	191,069
JDS Uniphase Corp. *	9,605	193,925
Lexmark International, Inc., Class A *	3,444	102,562
Molex, Inc.	5,783	158,281
National Instruments Corp.	4,001	116,829
NCR Corp. *	7,191	140,368
Polycom, Inc. *	3,758	215,747
QLogic Corp. *	4,651	75,253
Riverbed Technology, Inc. *	6,471	245,380
Tellabs, Inc.	14,910	68,139
Trimble Navigation Ltd. *	5,290	231,120
Zebra Technologies Corp., Class A *	2,547	113,214

		3,470,195

Telecommunication Services 1.2%
Clearwire Corp., Class A *(a)	4,441	20,429
Level 3 Communications, Inc. *	73,480	168,269
MetroPCS Communications, Inc. *	11,036	197,545
SBA Communications Corp., Class A *	5,053	198,532
Telephone & Data Systems, Inc.	4,100	134,070
tw telecom, Inc. *	6,779	147,104
United States Cellular Corp. *	696	34,382

		900,331

Transportation 2.0%
AMR Corp. *	14,741	92,426
Hertz Global Holdings, Inc. *	10,765	173,855
J.B. Hunt Transport Services, Inc.	4,148	190,186
Kansas City Southern *	4,487	264,239
Kirby Corp. *	2,417	138,905
Landstar System, Inc.	2,098	99,277
Ryder System, Inc.	2,298	126,390
United Continental Holdings, Inc. *	14,082	340,080
UTI Worldwide, Inc.	4,724	105,015

		1,530,373

Utilities 7.1%
AGL Resources, Inc.	3,434	141,172
Alliant Energy Corp.	4,932	202,853
American Water Works Co., Inc.	7,694	230,897
Aqua America, Inc.	6,026	137,212
Atmos Energy Corp.	3,979	132,700
Cleco Corp.	2,768	97,129
CMS Energy Corp.	10,947	218,283
DPL, Inc.	5,279	159,268
Energen Corp.	3,194	198,890
GenOn Energy, Inc. *	33,634	134,200
Great Plains Energy, Inc.	6,078	128,671
Hawaiian Electric Industries, Inc.	4,118	102,250
IDACORP, Inc.	2,153	84,764
Integrys Energy Group, Inc.	3,369	176,334
ITC Holdings Corp.	2,299	166,195
MDU Resources Group, Inc.	7,648	180,722
National Fuel Gas Co.	3,107	223,828
Nicor, Inc.	1,980	108,821
NiSource, Inc.	12,400	251,720
NRG Energy, Inc. *	11,066	273,994
NSTAR	4,559	209,896
NV Energy, Inc.	10,313	162,636

 5

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OGE Energy Corp.	4,277	218,426
Pepco Holdings, Inc.	9,822	196,145
Piedmont Natural Gas Co., Inc.	2,981	93,812
Pinnacle West Capital Corp.	4,778	216,252
Questar Corp.	7,728	133,926
SCANA Corp.	5,049	205,343
TECO Energy, Inc.	8,905	170,976
UGI Corp.	4,875	159,803
Vectren Corp.	3,589	101,282
Westar Energy, Inc.	4,874	132,524
WGL Holdings, Inc.	2,304	90,432

		5,441,356

Total Common Stock
(Cost $73,359,883)		76,709,828

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	35,711	35,711

Total Other Investment Company
(Cost $35,711)		35,711

End of Investments

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Navigator Securities Lending Prime Portfolio	313,600	313,600

Total Collateral Invested for Securities on Loan
(Cost $313,600)		313,600

End of Collateral Invested for Securities on Loan

At 5/31/11, the tax basis cost of the fund’s investments was $73,419,897 and the unrealized appreciation and depreciation were $4,674,144 and ($1,348,502), respectively, with a net unrealized appreciation of $3,325,642.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

6

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$76,709,828	$—	$—	$76,709,828
Other Investment Company(a)	35,711	—	—	35,711

Total	$76,745,539	$—	$—	$76,745,539

Other Financial Instruments
Collateral Invested for Securities on Loan	$313,600	$—	$—	$313,600

(a)	As categorized in Portfolio Holdings.

REG56694MAY11 - 00

 7

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	476,115,470	552,874,873
0.1%		Other Investment Company	722,066	722,066
	—%	Rights	—	—

99.9%		Total Investments	476,837,536	553,596,939
1.5%		Collateral Invested for Securities on Loan	8,310,569	8,310,569
(1	.4)%	Other Assets and Liabilities, Net		(7,797,276)

100.0%		Net Assets		554,110,232

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	19,807	228,969
Cooper Tire & Rubber Co.	19,488	470,830
Dana Holding Corp. *	44,373	804,039
Dorman Products, Inc. *	4,156	157,346
Drew Industries, Inc.	5,989	158,110
Exide Technologies *	24,255	239,154
Federal-Mogul Corp. *	8,138	188,476
Fuel Systems Solutions, Inc. *	4,978	124,151
Modine Manufacturing Co. *	14,719	233,738
Quantum Fuel Systems Technologies Worldwide, Inc. *(a)	2,965	14,617
Superior Industries International, Inc.	7,396	162,046
Tenneco, Inc. *	18,918	789,827
Tesla Motors, Inc. *(a)	12,564	378,679
Thor Industries, Inc.	12,124	391,605
Tower International, Inc. *	1,991	34,405
WABCO Holdings, Inc. *	20,396	1,398,146
Winnebago Industries, Inc. *	9,038	103,485

		5,877,623

Banks 6.0%
1st Source Corp.	4,732	99,467
Arrow Financial Corp.	3,722	91,338
Associated Banc-Corp	55,097	776,317
Astoria Financial Corp.	28,106	408,099
BancFirst Corp.	2,262	90,412
BancorpSouth, Inc.	24,801	318,445
Bank Mutual Corp.	13,425	54,774
Bank of Hawaii Corp.	15,195	720,243
Bank of the Ozarks, Inc.	4,473	217,433
BankFinancial Corp.	6,617	56,245
BankUnited, Inc.	8,500	241,060
Beneficial Mutual Bancorp, Inc. *	11,614	97,674
Berkshire Hills Bancorp, Inc.	4,732	104,341
Boston Private Financial Holdings, Inc.	23,381	154,315
Brookline Bancorp, Inc.	18,660	162,902
Camden National Corp.	2,234	73,231
Capital City Bank Group, Inc. (a)	4,169	44,900
CapitalSource, Inc.	94,589	611,991
Capitol Federal Financial, Inc.	53,467	638,931
Cardinal Financial Corp.	8,691	96,209
Cathay General Bancorp	25,007	407,614
Centerstate Banks, Inc.	9,028	63,286
Chemical Financial Corp.	7,936	156,180
Citizens Republic Bancorp, Inc. *	116,528	101,111
City Holding Co.	5,029	162,286
Clifton Savings Bancorp, Inc.	3,509	38,529
CoBiz Financial, Inc.	11,703	75,133
Columbia Banking System, Inc.	12,783	229,966
Community Bank System, Inc.	11,216	281,297
Community Trust Bancorp, Inc.	4,314	118,549
CVB Financial Corp.	30,187	270,777
Danvers Bancorp, Inc.	5,834	130,915
Dime Community Bancshares	10,532	147,659
Doral Financial Corp. *	25,149	52,310
East West Bancorp, Inc.	47,138	947,002
ESSA Bancorp, Inc.	3,319	39,098
F.N.B. Corp.	36,208	381,994
First Bancorp	4,839	57,778
First Busey Corp.	23,692	120,592
First Citizens BancShares, Inc., Class A	2,065	403,893
First Commonwealth Financial Corp.	29,564	172,949
First Community Bancshares, Inc.	4,536	65,953
First Financial Bancorp	18,428	294,848
First Financial Bankshares, Inc. (a)	6,597	348,717
First Financial Corp.	3,420	110,945
First Financial Holdings, Inc.	4,638	46,380
First Interstate BancSystem, Inc.	4,774	67,791
First Merchants Corp.	7,197	60,815
First Midwest Bancorp, Inc.	23,421	286,673
First Niagara Financial Group, Inc.	96,294	1,367,377
FirstMerit Corp.	34,339	559,382
Flagstar Bancorp, Inc. *	63,481	90,143
Flushing Financial Corp.	9,013	120,954
Fulton Financial Corp.	62,863	700,294
Glacier Bancorp, Inc.	22,952	326,377
Great Southern Bancorp, Inc.	2,898	53,497
Hampton Roads Bankshares, Inc. *(a)	7,080	186,133
Hancock Holding Co.	10,915	352,664
Heartland Financial USA, Inc.	4,732	67,715
Home Bancshares, Inc.	7,990	191,600
Hudson Valley Holding Corp.	4,443	97,257
IBERIABANK Corp.	8,555	502,606
Independent Bank Corp.	6,965	206,443
International Bancshares Corp.	18,403	314,139

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Investors Bancorp, Inc. *	14,916	223,293
Kearny Financial Corp.	5,857	55,173
Lakeland Financial Corp.	4,733	105,783
MB Financial, Inc.	17,060	338,982
Meridian Interstate Bancorp, Inc. *	3,509	46,635
MGIC Investment Corp. *	63,877	514,849
Nara Bancorp, Inc. *	10,803	91,717
National Penn Bancshares, Inc.	43,537	328,704
NBT Bancorp, Inc.	10,917	240,065
Northfield Bancorp, Inc. (a)	6,141	86,895
Northwest Bancshares, Inc.	14,093	176,867
Ocwen Financial Corp. *	22,959	275,967
Old National Bancorp	27,389	295,801
Oriental Financial Group, Inc.	14,760	182,138
Oritani Financial Corp.	5,651	70,751
Orrstown Financial Services, Inc.	2,250	58,770
Pacific Capital Bancorp NA *	1,692	52,029
PacWest Bancorp	9,996	210,916
Park National Corp. (a)	4,176	281,588
Pinnacle Financial Partners, Inc. *	11,002	170,641
Popular, Inc. *	325,948	945,249
PrivateBancorp, Inc.	19,956	326,680
Prosperity Bancshares, Inc.	14,664	641,550
Provident Financial Services, Inc.	18,043	257,834
Provident New York Bancorp	11,436	105,326
Radian Group, Inc.	42,372	211,013
Renasant Corp.	8,116	121,497
Republic Bancorp, Inc., Class A	3,434	70,260
Rockville Financial, Inc.	4,025	38,318
Roma Financial Corp.	2,453	26,762
S&T Bancorp, Inc.	8,626	160,702
S.Y. Bancorp, Inc.	3,851	94,581
Sandy Spring Bancorp, Inc.	7,884	148,456
SCBT Financial Corp.	4,070	126,903
Signature Bank *	12,980	738,822
Simmons First National Corp., Class A	5,051	132,033
Southside Bancshares, Inc.	5,089	102,594
State Bank Financial Corp. *	7,965	135,405
StellarOne Corp.	7,575	92,718
Sterling Bancorp	8,716	83,151
Sterling Bancshares, Inc.	32,920	279,491
Sterling Financial Corp. *	6,889	125,035
Suffolk Bancorp	3,190	48,967
Susquehanna Bancshares, Inc.	41,065	358,087
SVB Financial Group *	13,424	797,117
Synovus Financial Corp.	232,707	553,843
TCF Financial Corp.	42,703	642,680
Territorial Bancorp, Inc.	3,584	72,397
Texas Capital Bancshares, Inc. *	11,634	291,199
The PMI Group, Inc. *	43,323	62,818
Tompkins Financial Corp.	2,782	107,802
TowneBank (a)	9,337	129,317
TriCo Bancshares	5,022	74,677
TrustCo Bank Corp.	24,501	145,046
Trustmark Corp.	17,879	426,235
UMB Financial Corp.	10,915	465,525
Umpqua Holdings Corp.	36,016	431,472
Union First Market Bankshares Corp.	6,238	78,848
United Bankshares, Inc.	13,630	330,527
United Financial Bancorp, Inc.	5,051	80,765
Univest Corp. of Pennsylvania	5,663	96,441
Valley National Bancorp	54,248	737,236
ViewPoint Financial Group	5,044	65,723
Washington Federal, Inc.	35,778	568,512
Washington Trust Bancorp, Inc.	4,682	109,746
Webster Financial Corp.	23,336	486,789
WesBanco, Inc.	7,912	156,737
Westamerica Bancorp	9,194	462,458
Western Alliance Bancorp *	24,207	178,406
Westfield Financial, Inc.	8,181	68,884
Whitney Holding Corp.	30,292	406,822
Wilshire Bancorp, Inc. *	16,225	50,784
Wintrust Financial Corp.	10,928	354,832
WSFS Financial Corp.	2,585	107,975

		33,556,559

Capital Goods 10.3%
3D Systems Corp. *	12,558	251,034
A.O. Smith Corp.	10,941	453,723
A123 Systems, Inc. *(a)	24,780	152,397
AAON, Inc.	4,344	146,393
AAR CORP.	12,570	331,722
Accuride Corp. *	13,410	175,671
Aceto Corp.	8,052	56,767
Actuant Corp., Class A	21,613	543,351
Acuity Brands, Inc.	13,721	836,432
Advanced Battery Technologies, Inc. *(a)	17,361	26,042
Aerovironment, Inc. *	5,676	171,358
Air Lease Corp. *	7,965	227,003
Aircastle Ltd.	16,198	203,123
Albany International Corp., Class A	8,694	239,954
Alliant Techsystems, Inc.	10,030	717,446
Altra Holdings, Inc. *	8,481	223,474
Ameresco, Inc., Class A *	2,805	41,009
American Railcar Industries, Inc. *	2,860	68,640
American Science & Engineering, Inc.	2,952	255,437
American Superconductor Corp. *(a)	11,461	122,518
American Woodmark Corp.	3,190	64,055
Ameron International Corp.	2,781	186,828
Ampco-Pittsburgh Corp.	2,581	61,015
Apogee Enterprises, Inc.	8,615	114,063
Applied Industrial Technologies, Inc.	12,537	446,568
Armstrong World Industries, Inc.	5,757	276,394
Astec Industries, Inc. *	6,037	226,508
AZZ, Inc.	3,951	174,318
Badger Meter, Inc. (a)	4,748	176,721
Barnes Group, Inc.	13,987	337,227
BE Aerospace, Inc. *	30,627	1,146,062
Beacon Roofing Supply, Inc. *	14,720	322,515
Belden, Inc.	14,813	532,379
Blount International, Inc. *	15,540	263,403
Brady Corp., Class A	14,990	516,705
Briggs & Stratton Corp.	16,180	337,353
Broadwind Energy, Inc. *	10,441	18,167
Builders FirstSource, Inc. *	15,069	36,467
Capstone Turbine Corp. *(a)	77,301	134,504
Carlisle Cos., Inc.	19,765	960,579
Cascade Corp.	2,610	106,044
Ceradyne, Inc. *	8,168	365,600
Chart Industries, Inc. *	8,850	429,933
CIRCOR International, Inc.	5,412	239,806
CLARCOR, Inc.	16,051	683,933

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Colfax Corp. *	8,104	182,583
Columbus McKinnon Corp. *	6,327	123,377
Comfort Systems USA, Inc.	12,096	125,436
Crane Co.	16,520	812,619
Cubic Corp.	5,084	260,504
Curtiss-Wright Corp.	14,593	497,767
DigitalGlobe, Inc. *	8,751	215,450
Douglas Dynamics, Inc.	5,474	84,792
Ducommun, Inc.	3,434	67,409
Dycom Industries, Inc. *	11,177	191,015
Dynamic Materials Corp.	4,169	93,886
EMCOR Group, Inc. *	21,121	641,445
Encore Wire Corp.	6,325	153,634
Ener1, Inc. *(a)	31,294	39,118
Energy Conversion Devices, Inc. *(a)	15,866	22,212
Energy Recovery, Inc. *(a)	11,268	31,100
EnerSys *	14,679	525,508
EnPro Industries, Inc. *	6,618	301,648
ESCO Technologies, Inc.	8,493	319,082
Esterline Technologies Corp. *	9,737	736,312
Federal Signal Corp.	18,413	120,973
Force Protection, Inc. *	22,066	106,799
Franklin Electric Co., Inc.	6,070	270,115
FreightCar America, Inc. *	3,851	106,480
FuelCell Energy, Inc. *	35,322	67,112
Furmanite Corp. *	10,933	82,872
Gardner Denver, Inc.	16,522	1,384,213
GATX Corp.	12,835	509,806
GenCorp, Inc. *	17,558	110,264
Generac Holdings, Inc. *	9,013	165,929
General Cable Corp. *	16,551	691,004
GeoEye, Inc. *	6,994	231,991
Gibraltar Industries, Inc. *	9,707	126,773
Global Power Equipment Group, Inc. *	4,989	140,291
Graco, Inc.	19,470	984,403
GrafTech International Ltd. *	38,540	814,736
Graham Corp.	3,434	78,330
Granite Construction, Inc.	10,925	300,328
Great Lakes Dredge & Dock Co.	17,521	106,352
Griffon Corp. *	16,921	179,193
GT Solar International, Inc. *	21,153	269,912
H&E Equipment Services, Inc. *	8,877	128,805
Harsco Corp.	25,576	857,052
HEICO Corp., Class A	11,284	451,699
Hexcel Corp. *	30,625	633,019
Houston Wire & Cable Co.	4,893	78,239
IDEX Corp.	25,716	1,165,963
II-VI, Inc. *	8,268	470,118
InsituForm Technologies, Inc., Class A *	12,470	321,851
Interline Brands, Inc. *	10,251	189,336
John Bean Technologies Corp.	8,802	172,871
Kaman Corp.	8,104	292,392
Kaydon Corp.	10,663	387,813
Kennametal, Inc.	26,115	1,089,779
L.B. Foster Co.	3,191	115,706
Lawson Products, Inc.	927	17,474
Layne Christensen Co. *	6,200	183,334
Lennox International, Inc.	16,365	762,773
Lindsay Corp.	3,966	266,039
MasTec, Inc. *	18,415	387,636
Meritor, Inc. *	29,970	494,805
Michael Baker Corp. *	2,579	67,054
Moog, Inc., Class A *	13,191	541,491
Mueller Industries, Inc.	12,022	446,978
Mueller Water Products, Inc., Class A	47,758	192,942
MYR Group, Inc. *	5,821	131,264
NACCO Industries, Inc., Class A	1,475	144,255
Nordson Corp.	19,476	1,013,142
Northwest Pipe Co. *	2,900	75,806
Orbital Sciences Corp. *	18,174	341,853
Orion Marine Group, Inc. *	8,047	85,620
Otter Tail Corp.	10,160	222,707
Pike Electric Corp. *	5,979	53,273
Polypore International, Inc. *	10,919	715,740
Powell Industries, Inc. *	2,552	87,661
Primoris Services Corp.	6,647	84,218
Quanex Building Products Corp.	11,874	235,580
Raven Industries, Inc.	5,733	321,048
RBC Bearings, Inc. *	6,929	277,160
Regal-Beloit Corp.	12,390	854,910
Robbins & Myers, Inc.	11,958	526,869
RSC Holdings, Inc. *	15,359	205,350
Rush Enterprises, Inc., Class A *	10,326	206,210
Sauer-Danfoss, Inc. *	3,542	189,143
Seaboard Corp.	106	244,860
Simpson Manufacturing Co., Inc.	12,027	336,997
Snap-On, Inc.	18,585	1,121,047
Standex International Corp.	4,025	133,711
Sterling Construction Co., Inc. *	5,341	71,142
Sun Hydraulics Corp.	4,130	200,016
SunPower Corp., Class A *(a)	30,822	649,111
TAL International Group, Inc.	4,720	159,206
Taser International, Inc. *	19,932	90,292
Tecumseh Products Co., Class A *	4,584	47,582
Teledyne Technologies, Inc. *	11,385	559,004
Tennant Co.	5,333	206,014
Terex Corp. *	34,408	1,020,197
Textainer Group Holdings Ltd.	5,681	183,326
The Gorman-Rupp Co.	4,752	208,613
The Greenbrier Cos., Inc. *	7,548	196,701
The Keyw Holding Corp. *	6,516	73,500
The Manitowoc Co., Inc.	41,832	753,813
The Middleby Corp. *	5,605	482,310
The Toro Co.	10,030	640,716
Thermon Group Holdings, Inc. *	295	3,599
Thomas & Betts Corp. *	16,815	920,621
Titan International, Inc.	11,210	308,163
Titan Machinery, Inc. *	4,609	123,475
Tredegar Corp.	7,444	144,339
Trex Co., Inc. *	4,345	132,783
TriMas Corp. *	6,797	138,659
Trinity Industries, Inc.	25,330	871,099
Triumph Group, Inc.	6,195	579,356
Tutor Perini Corp.	10,533	213,820
United Rentals, Inc. *	19,144	523,397
Universal Forest Products, Inc.	6,262	183,038
USG Corp. *	22,244	316,977
Valmont Industries, Inc.	6,490	650,428
Vicor Corp.	6,937	114,877
Wabash National Corp. *	21,398	206,919
Wabtec Corp.	15,342	1,036,966
Watsco, Inc.	8,260	552,924

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Watts Water Technologies, Inc., Class A	9,378	328,136
WESCO International, Inc. *	13,415	745,874
Woodward, Inc.	18,516	652,134

		57,286,134

Commercial & Professional Services 2.8%
ABM Industries, Inc.	13,958	317,963
Acacia Research - Acacia Technologies *	11,800	457,368
Acco Brands Corp. *	17,462	144,935
American Reprographics Co. *	10,427	97,805
APAC Customer Services, Inc. *	9,155	53,557
CBIZ, Inc. *	11,552	88,373
CDI Corp.	4,170	58,588
Cenveo, Inc. *	18,320	118,714
Clean Harbors, Inc. *	7,080	716,213
Consolidated Graphics, Inc. *	3,245	179,092
CoStar Group, Inc. *	6,591	415,892
Courier Corp.	2,967	33,497
CRA International, Inc. *	3,509	98,252
Deluxe Corp.	16,343	420,669
EnergySolutions, Inc.	27,322	139,615
EnerNOC, Inc. *(a)	6,012	108,517
Ennis, Inc.	8,020	153,102
Exponent, Inc. *	4,720	202,394
FTI Consulting, Inc. *	14,955	570,832
Fuel Tech, Inc. *	5,038	42,521
G&K Services, Inc., Class A	6,009	190,065
Healthcare Services Group, Inc.	18,886	322,195
Heidrick & Struggles International, Inc.	5,689	119,185
Herman Miller, Inc.	18,182	456,368
Higher One Holdings, Inc. *(a)	9,297	142,523
Hill International, Inc. *	8,391	38,599
HNI Corp.	11,908	296,628
Huron Consulting Group, Inc. *	6,966	211,279
ICF International, Inc. *	5,664	145,678
Innerworkings, Inc. *	8,995	76,188
Insperity, Inc.	7,404	232,930
Interface, Inc., Class A	17,472	336,336
KAR Auction Services, Inc. *	7,762	162,303
Kelly Services, Inc., Class A *	9,385	165,458
Kforce, Inc. *	12,121	163,512
Kimball International, Inc., Class B	7,731	52,416
Knoll, Inc.	15,131	290,364
Korn/Ferry International *	14,797	316,064
M&F Worldwide Corp. *	3,490	73,988
McGrath Rentcorp	7,605	213,244
Metalico, Inc. *	12,123	71,768
Mine Safety Appliances Co.	9,959	374,259
Mistras Group, Inc. *	5,069	88,251
Mobile Mini, Inc. *	11,904	267,840
Monster Worldwide, Inc. *	41,866	645,574
Navigant Consulting, Inc. *	15,592	157,479
On Assignment, Inc. *	11,550	129,013
Quad Graphics, Inc.	8,138	336,588
Resources Connection, Inc.	14,983	211,410
Rollins, Inc.	23,922	481,311
RPX Corp. *	1,770	51,153
Schawk, Inc.	4,072	70,771
School Specialty, Inc. *	5,342	82,160
SFN Group, Inc. *	16,396	170,354
Standard Parking Corp. *	5,067	83,504
Steelcase, Inc., Class A	26,877	292,153
Swisher Hygiene, Inc. *	17,205	113,553
Sykes Enterprises, Inc. *	13,712	296,591
Team, Inc. *	5,945	136,735
Tetra Tech, Inc. *	19,980	486,113
The Advisory Board Co. *	5,052	265,584
The Brink’s Co.	14,921	443,900
The Corporate Executive Board Co.	10,981	461,751
The Geo Group, Inc. *	20,528	504,783
TMS International Corp., Class A *	2,950	42,332
TrueBlue, Inc. *	14,036	205,487
United Stationers, Inc.	7,438	550,561
US Ecology, Inc.	5,689	99,785
Viad Corp.	6,618	149,699

		15,693,684

Consumer Durables & Apparel 3.6%
American Greetings Corp., Class A	11,905	285,720
Beazer Homes USA, Inc. *	22,270	93,757
Blyth, Inc.	1,854	84,505
Brookfield Residential Properties, Inc. *(a)	9,951	102,296
Brunswick Corp.	28,203	611,441
Callaway Golf Co.	19,968	135,183
Carter’s, Inc. *	18,317	580,649
Cavco Industries, Inc. *	1,879	81,098
Columbia Sportswear Co.	4,772	313,043
Crocs, Inc. *	27,332	621,256
CSS Industries, Inc.	2,496	46,001
Deckers Outdoor Corp. *	12,390	1,128,729
Eastman Kodak Co. *	85,227	284,658
Ethan Allen Interiors, Inc.	8,576	199,564
Furniture Brands International, Inc. *	12,194	58,409
G-III Apparel Group Ltd. *	5,310	227,905
Hanesbrands, Inc. *	29,881	905,693
Helen of Troy Ltd. *	9,051	293,162
Hovnanian Enterprises, Inc., Class A *(a)	17,049	45,009
Iconix Brand Group, Inc. *	23,272	574,819
iRobot Corp. *	7,398	248,573
JAKKS Pacific, Inc. *	8,786	174,226
Jarden Corp.	29,375	1,029,300
K-Swiss, Inc., Class A *	8,776	96,799
KB HOME	21,260	261,073
Kenneth Cole Productions, Inc., Class A *	2,552	31,875
La-Z-Boy, Inc. *	16,170	179,002
Leapfrog Enterprises, Inc. *	12,274	55,601
Liz Claiborne, Inc. *	29,885	195,149
M.D.C Holdings, Inc.	11,669	314,480
M/I Homes, Inc. *	5,980	75,169
MaidenForm Brands, Inc. *	7,245	218,292
Marine Products Corp. *	4,602	28,947
Meritage Homes Corp. *	9,479	236,975
Movado Group, Inc.	5,979	99,012
National Presto Industries, Inc.	1,545	161,993
Oxford Industries, Inc.	4,732	179,579
Perry Ellis International, Inc. *	4,096	127,816

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Polaris Industries, Inc.	11,210	1,237,024
Pool Corp.	15,735	475,826
Quiksilver, Inc. *	41,970	195,580
Sealy Corp. *	13,354	34,988
Skechers U.S.A., Inc., Class A *	10,847	189,606
Skyline Corp.	2,233	40,752
Smith & Wesson Holding Corp. *	17,779	61,871
Standard Pacific Corp. *(a)	33,528	133,106
Steven Madden Ltd. *	7,965	443,969
Tempur-Pedic International, Inc. *	20,650	1,343,076
The Jones Group, Inc.	28,336	348,250
The Ryland Group, Inc.	13,988	255,701
The Timberland Co., Class A *	13,791	450,552
The Warnaco Group, Inc. *	14,162	781,034
True Religion Apparel, Inc. *	8,179	240,381
Tupperware Brands Corp.	20,060	1,313,128
Under Armour, Inc., Class A *	12,152	792,067
UniFirst Corp.	4,757	255,070
Universal Electronics, Inc. *	4,474	114,042
Vera Bradley, Inc. *	7,080	349,964
Volcom, Inc.	5,689	139,210
Weyco Group, Inc.	2,837	68,315
Wolverine World Wide, Inc.	15,535	607,729

		20,257,999

Consumer Services 3.9%
AFC Enterprises, Inc. *	8,693	144,130
Ambassadors Group, Inc.	5,568	53,007
American Public Education, Inc. *	5,718	250,334
Ameristar Casinos, Inc.	8,056	180,938
Bally Technologies, Inc. *	17,119	674,660
Biglari Holdings, Inc. *	295	117,543
BJ’s Restaurants, Inc. *	7,470	382,688
Bob Evans Farms, Inc.	9,910	310,679
Boyd Gaming Corp. *(a)	17,796	167,994
Bravo Brio Restaurant Group, Inc. *	5,015	111,333
Bridgepoint Education, Inc. *(a)	5,750	135,068
Brinker International, Inc.	28,445	733,312
Buffalo Wild Wings, Inc. *	5,722	358,426
California Pizza Kitchen, Inc. *	8,138	149,821
Cambium Learning Group, Inc. *	2,700	8,964
Capella Education Co. *	5,015	242,425
Career Education Corp. *	20,956	450,554
CEC Entertainment, Inc.	6,542	266,194
Choice Hotels International, Inc.	10,267	365,916
Churchill Downs, Inc.	4,031	176,074
Coinstar, Inc. *(a)	9,735	517,221
Corinthian Colleges, Inc. *(a)	17,604	67,951
Cracker Barrel Old Country Store, Inc.	7,378	349,570
Denny’s Corp. *	30,945	126,565
DineEquity, Inc. *	5,310	285,466
Domino’s Pizza, Inc. *	12,613	314,316
Education Management Corp. *(a)	13,485	290,332
Gaylord Entertainment Co. *	11,166	360,103
Grand Canyon Education, Inc. *	10,234	132,019
Hillenbrand, Inc.	19,699	448,152
International Speedway Corp., Class A	9,414	269,335
Interval Leisure Group, Inc. *	12,605	170,924
Isle of Capri Casinos, Inc. *	7,427	65,506
ITT Educational Services, Inc. *	10,162	698,942
Jack in the Box, Inc. *	16,441	365,155
K12, Inc. *	10,065	350,262
Krispy Kreme Doughnuts, Inc. *	18,538	155,719
Life Time Fitness, Inc. *	13,339	490,742
Lincoln Educational Services Corp.	5,065	74,101
Matthews International Corp., Class A	9,661	377,648
Morgans Hotel Group Co. *	8,865	74,023
National American University Holdings, Inc.	3,090	23,268
Orient-Express Hotels Ltd., Class A *	28,943	338,344
P.F. Chang’s China Bistro, Inc.	7,438	300,421
Panera Bread Co., Class A *	9,440	1,180,283
Papa John’s International, Inc. *	6,412	212,430
Peet’s Coffee & Tea, Inc. *	4,425	225,188
Pinnacle Entertainment, Inc. *	19,404	281,940
Pre-Paid Legal Services, Inc. *	2,123	140,882
Red Robin Gourmet Burgers, Inc. *	4,730	173,591
Regis Corp.	18,051	269,501
Ruby Tuesday, Inc. *	20,244	214,586
Scientific Games Corp., Class A *	21,134	208,381
Service Corp. International	78,653	902,936
Shuffle Master, Inc. *	16,916	184,215
Six Flags Entertainment Corp.	8,850	705,345
Sonic Corp. *	19,635	225,606
Sotheby’s	21,448	912,827
Speedway Motorsports, Inc.	3,998	57,891
Steiner Leisure Ltd. *	4,454	222,700
Stewart Enterprises, Inc., Class A	26,638	198,453
Strayer Education, Inc. (a)	4,130	496,343
Texas Roadhouse, Inc.	19,029	327,870
The Cheesecake Factory, Inc. *	18,235	579,326
The Marcus Corp.	6,003	63,032
Universal Technical Institute, Inc.	6,837	124,023
Vail Resorts, Inc. *	11,542	561,518
Wendy’s/Arby’s Group, Inc., Class A	104,689	526,586
WMS Industries, Inc. *	18,703	588,396

		21,509,994

Diversified Financials 2.1%
Advance America Cash Advance Centers, Inc.	14,971	92,072
Artio Global Investors, Inc.	13,747	192,321
Asset Acceptance Capital Corp. *	3,475	14,247
BGC Partners, Inc., Class A	20,310	168,776
Calamos Asset Management, Inc., Class A	6,617	99,189
Cardtronics, Inc. *	10,927	241,924
Cash America International, Inc.	9,440	491,446
Cohen & Steers, Inc.	6,618	203,040
Compass Diversified Holdings	12,749	199,012
CompuCredit Holdings Corp. *(a)	5,986	21,849
Cowen Group, Inc., Class A *(a)	9,559	39,383
Credit Acceptance Corp. *	1,770	141,600
Dollar Financial Corp. *	12,990	295,003
Duff & Phelps Corp., Class A	7,763	114,271
Encore Capital Group, Inc. *	4,681	154,894
Epoch Holding Corp.	4,792	80,458
Evercore Partners, Inc., Class A	6,351	235,051
EZCORP, Inc., Class A *	14,598	478,668
FBR Capital Markets Corp. *	17,789	64,574
Financial Engines, Inc. *	8,810	219,369

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Cash Financial Services, Inc. *	8,715	363,851
Gain Capital Holdings, Inc. *	2,862	17,258
GAMCO Investors, Inc., Class A	1,199	55,538
GFI Group, Inc.	20,200	91,506
Gleacher & Co., Inc. *	18,425	41,088
Green Dot Corp., Class A *(a)	3,447	133,537
Greenhill & Co., Inc.	9,440	525,430
Interactive Brokers Group, Inc., Class A	12,123	208,031
INTL FCStone, Inc. *	4,474	115,653
Investment Technology Group, Inc. *	13,340	201,968
Janus Capital Group, Inc.	58,534	604,656
KBW, Inc.	11,304	240,323
Knight Capital Group, Inc., Class A *	31,277	385,958
LaBranche & Co., Inc. *	11,001	44,444
Life Partners Holdings, Inc. (a)	2,846	13,035
MarketAxess Holdings, Inc.	8,567	205,265
MF Global Holdings Ltd. *	51,985	400,804
Nelnet, Inc., Class A	8,805	193,622
Netspend Holdings, Inc. *	9,269	77,674
NewStar Financial, Inc. *	10,554	103,113
Oppenheimer Holdings, Inc., Class A	3,317	94,302
optionsXpress Holdings, Inc.	14,567	266,576
Penson Worldwide, Inc. *	7,139	26,914
PHH Corp. *	17,601	369,093
PICO Holdings, Inc. *	6,143	183,246
Piper Jaffray Cos., Inc. *	6,617	219,817
Portfolio Recovery Associates, Inc. *	5,401	467,835
Pzena Investment Management, Inc., Class A	1,935	11,668
Stifel Financial Corp. *	16,968	683,301
SWS Group, Inc.	10,375	67,437
The First Marblehead Corp. *	17,453	31,415
TradeStation Group, Inc. *	13,345	129,980
Waddell & Reed Financial, Inc., Class A	27,730	1,070,378
Westwood Holdings Group, Inc.	2,017	73,318
World Acceptance Corp. *	5,042	336,201

		11,601,382

Energy 6.5%
Abraxas Petroleum Corp. *	26,523	116,701
Alon USA Energy, Inc.	3,836	46,953
Amyris, Inc. *	5,900	174,109
Apco Oil & Gas International, Inc.	2,952	260,927
Approach Resources, Inc. *	6,519	169,755
ATP Oil & Gas Corp. *(a)	13,912	257,094
Atwood Oceanics, Inc. *	17,737	768,722
Basic Energy Services, Inc. *	7,569	205,877
Berry Petroleum Co., Class A	15,055	789,033
Bill Barrett Corp. *	13,116	584,580
BPZ Resources, Inc. *(a)	33,588	147,115
Bristow Group, Inc.	10,751	494,008
Cal Dive International, Inc. *	29,560	192,436
CARBO Ceramics, Inc.	6,195	930,923
Carrizo Oil & Gas, Inc. *	10,946	418,247
Cheniere Energy, Inc. *(a)	18,709	219,082
Clayton Williams Energy, Inc. *	2,655	199,098
Clean Energy Fuels Corp. *(a)	15,847	226,612
Cloud Peak Energy, Inc. *	18,185	386,249
Complete Production Services, Inc. *	23,271	772,364
Comstock Resources, Inc. *	14,651	440,556
Contango Oil & Gas Co. *	4,192	259,736
Crosstex Energy, Inc.	14,408	162,666
CVR Energy, Inc. *	23,241	508,048
Dawson Geophysical Co. *	2,552	90,456
Delek US Holdings, Inc.	4,684	70,682
Delta Petroleum Corp. *	51,060	36,253
DHT Holding, Inc. (a)	19,533	78,132
Dresser-Rand Group, Inc. *	25,672	1,349,834
Dril-Quip, Inc. *	9,805	727,335
Energy Partners Ltd. *	9,347	149,926
Exterran Holdings, Inc. *	20,296	437,379
Frontier Oil Corp.	32,977	984,693
FX Energy, Inc. *	14,413	125,249
Gastar Exploration Ltd. *	17,673	59,911
General Maritime Corp. (a)	20,752	35,071
GeoResources, Inc. *	6,549	162,219
Gevo, Inc. *	2,241	43,206
Global Geophysical Services, Inc. *	6,694	116,074
Global Industries Ltd. *	33,176	208,014
GMX Resources, Inc. *(a)	16,743	88,236
Goodrich Petroleum Corp. *(a)	8,421	172,209
Green Plains Renewable Energy, Inc. *(a)	7,050	72,686
Gulf Island Fabrication, Inc.	3,851	130,934
Gulfmark Offshore, Inc., Class A *	8,334	340,861
Gulfport Energy Corp. *	9,747	288,414
Hallador Energy Co. (a)	1,729	19,019
Harvest Natural Resources, Inc. *	10,581	130,040
Helix Energy Solutions Group, Inc. *	33,306	583,521
Hercules Offshore, Inc. *	36,524	228,275
Holly Corp.	16,964	1,057,027
Hornbeck Offshore Services, Inc. *	7,703	207,904
Houston American Energy Corp. (a)	5,961	109,504
Hyperdynamics Corp. *(a)	34,957	166,046
International Coal Group, Inc. *	56,489	820,785
ION Geophysical Corp. *	37,080	374,137
Isramco, Inc. *	344	22,783
James River Coal Co. *	10,050	220,296
Key Energy Services, Inc. *	45,060	796,661
Kodiak Oil & Gas Corp. *	55,248	378,449
Lufkin Industries, Inc.	9,471	859,114
Matrix Service Co. *	9,383	125,451
McMoRan Exploration Co. *	50,479	929,823
Newpark Resources, Inc. *	28,621	277,910
Northern Oil and Gas, Inc. *(a)	17,409	349,921
Oasis Petroleum, Inc. *	13,442	406,621
Oil States International, Inc. *	15,968	1,262,270
Overseas Shipholding Group, Inc. (a)	8,558	233,719
OYO Geospace Corp. *	1,553	141,012
Parker Drilling Co. *	36,291	231,537
Patriot Coal Corp. *	24,526	567,286
Penn Virginia Corp.	14,961	218,281
Petroleum Development Corp. *	7,438	270,371
PetroQuest Energy, Inc. *	17,648	141,008
PHI, Inc. *	4,681	99,237
Pioneer Drilling Co. *	15,570	227,945
Rentech, Inc. *	65,214	67,823
Resolute Energy Corp. *(a)	14,568	253,483
Rex Energy Corp. *	11,286	147,395
Rosetta Resources, Inc. *	16,675	819,576
RPC, Inc.	15,583	392,380

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SEACOR Holdings, Inc.	6,490	646,858
SemGroup Corp., Class A *	11,764	299,394
Ship Finance International Ltd.	14,088	272,321
Stone Energy Corp. *	13,670	440,994
Superior Energy Services, Inc. *	25,026	937,724
Swift Energy Co. *	13,235	519,209
Targa Resources Corp.	9,799	342,181
Teekay Corp.	13,400	449,570
Tesco Corp. *	10,121	206,165
Tesoro Corp. *	44,678	1,090,143
TETRA Technologies, Inc. *	24,509	334,303
Unit Corp. *	15,047	866,557
USEC, Inc. *	35,647	149,004
VAALCO Energy, Inc. *	17,429	123,746
Venoco, Inc. *	8,852	130,124
Voyager Oil & Gas, Inc. *	12,560	38,308
W&T Offshore, Inc.	11,560	299,404
Warren Resources, Inc. *	22,491	86,590
Western Refining, Inc. *(a)	16,999	296,293
Willbros Group, Inc. *	12,313	122,391
World Fuel Services Corp.	22,011	805,162

		36,091,716

Food & Staples Retailing 0.9%
Arden Group, Inc., Class A	590	52,793
BJ’s Wholesale Club, Inc. *	17,110	862,686
Casey’s General Stores, Inc.	12,168	504,363
Fresh Market, Inc. *	9,213	370,731
Ingles Markets, Inc., Class A	4,072	72,482
Nash Finch Co.	3,874	145,546
PriceSmart, Inc.	5,750	268,237
Rite Aid Corp. *	184,421	193,642
Ruddick Corp.	13,707	602,423
Spartan Stores, Inc.	7,026	131,035
SUPERVALU, Inc.	67,567	693,237
Susser Holdings Corp. *	2,480	35,563
The Andersons, Inc.	5,999	259,937
The Pantry, Inc. *	7,574	139,892
United Natural Foods, Inc. *	13,923	605,790
Village Super Market, Inc., Class A	1,595	41,901
Weis Markets, Inc.	3,569	143,367
Winn-Dixie Stores, Inc. *	17,039	155,225

		5,278,850

Food, Beverage & Tobacco 1.8%
Alico, Inc.	1,194	29,754
Alliance One International, Inc. *	27,755	107,689
B&G Foods, Inc.	14,991	277,933
Cal-Maine Foods, Inc. (a)	4,389	130,836
Calavo Growers, Inc.	3,910	86,567
Central European Distribution Corp. *	18,290	229,722
Chiquita Brands International, Inc. *	14,187	211,386
Coca-Cola Bottling Co. Consolidated	1,545	104,272
Corn Products International, Inc.	23,976	1,360,159
Darling International, Inc. *	37,210	712,572
Dean Foods Co. *	57,477	797,781
Diamond Foods, Inc. (a)	7,080	526,964
Dole Food Co., Inc. *(a)	11,370	152,472
Farmer Brothers Co.	1,915	19,610
Flowers Foods, Inc.	29,235	974,403
Fresh Del Monte Produce, Inc.	12,549	344,972
J&J Snack Foods Corp.	4,456	229,573
Lancaster Colony Corp.	6,785	411,442
Limoneira Co. (a)	2,846	57,774
National Beverage Corp.	3,191	45,153
Pilgrim’s Pride Corp. *	14,931	74,207
Primo Water Corp. *	2,472	34,979
Sanderson Farms, Inc.	6,591	289,411
Seneca Foods Corp., Class A *	3,184	87,337
Smart Balance, Inc. *	19,278	105,836
Snyders-Lance, Inc.	13,510	287,223
The Boston Beer Co., Inc., Class A *	2,980	249,754
The Hain Celestial Group, Inc. *	11,454	409,595
Tootsie Roll Industries, Inc.	7,572	222,163
TreeHouse Foods, Inc. *	11,066	674,251
Universal Corp.	7,816	329,601
Vector Group Ltd. (a)	13,640	262,706

		9,838,097

Health Care Equipment & Services 7.2%
Abaxis, Inc. *	7,256	225,879
ABIOMED, Inc. *	11,003	206,636
Accretive Health, Inc. *(a)	10,424	253,720
Accuray, Inc. *	17,710	135,304
Air Methods Corp. *	3,555	217,033
Align Technology, Inc. *	18,755	459,498
Alimera Sciences, Inc. *(a)	2,950	24,869
Alliance HealthCare Services, Inc. *	7,732	33,480
Allscripts Healthcare Solutions, Inc. *	59,403	1,194,594
Almost Family, Inc. *	2,730	82,473
Alphatec Holdings, Inc. *	17,436	66,082
Amedisys, Inc. *	9,084	284,329
American Medical Systems Holdings, Inc. *	24,016	719,039
AMERIGROUP Corp. *	15,930	1,129,596
AMN Healthcare Services, Inc. *	12,457	107,753
AmSurg Corp. *	9,768	253,089
Analogic Corp.	4,130	220,749
AngioDynamics, Inc. *	7,715	121,126
ArthroCare Corp. *	8,714	298,455
Assisted Living Concepts, Inc., Class A	3,150	105,683
athenahealth, Inc. *	10,921	488,933
Atrion Corp.	397	73,381
Bio-Reference Labs, Inc. *	7,578	188,920
BioScrip, Inc. *	15,050	115,133
Brookdale Senior Living, Inc. *	28,802	743,380
Cantel Medical Corp.	4,391	104,111
Catalyst Health Solutions, Inc. *	13,275	810,173
Centene Corp. *	16,589	577,297
Chemed Corp.	7,375	498,329
Computer Programs & Systems, Inc.	3,540	222,135
Conceptus, Inc. *	8,375	106,614
CONMED Corp. *	8,955	253,427
Continucare Corp. *	8,678	40,873
CorVel Corp. *	2,262	119,750
Cross Country Healthcare, Inc. *	9,754	74,813
CryoLife, Inc. *	9,111	51,113
Cyberonics, Inc. *	9,009	294,144
Dexcom, Inc. *	19,244	303,478
Emdeon, Inc., Class A *	14,620	224,271

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Emeritus Corp. *	9,445	221,013
ePocrates, Inc. *	1,884	39,658
ExamWorks Group, Inc. *	7,080	179,832
Gentiva Health Services, Inc. *	9,342	228,692
Greatbatch, Inc. *	7,333	212,290
Haemonetics Corp. *	8,005	541,378
Hanger Orthopedic Group, Inc. *	10,365	260,680
Health Management Associates, Inc., Class A *	79,780	909,492
Health Net, Inc. *	31,047	996,298
HEALTHSOUTH Corp. *	29,722	834,297
Healthspring, Inc. *	17,997	789,168
Healthways, Inc. *	10,815	175,311
Hill-Rom Holdings, Inc.	19,932	909,697
HMS Holdings Corp. *	8,647	674,985
ICU Medical, Inc. *	4,130	179,077
Immucor, Inc. *	19,373	405,477
Insulet Corp. *	11,600	244,528
Integra LifeSciences Holdings Corp. *	6,195	317,742
Invacare Corp.	10,328	346,814
IPC The Hospitalist Co. *	5,174	262,736
IRIS International, Inc. *	5,980	59,800
Kensey Nash Corp. *	2,713	71,379
Kindred Healthcare, Inc. *	12,570	308,468
Landauer, Inc.	2,977	177,786
LHC Group, Inc. *	4,948	133,497
LifePoint Hospitals, Inc. *	17,110	718,620
Magellan Health Services, Inc. *	10,625	562,488
MAKO Surgical Corp. *	12,507	411,730
Masimo Corp.	17,054	523,899
MedAssets, Inc. *	14,645	213,085
MedCath Corp. *	5,659	76,736
Medidata Solutions, Inc. *	7,214	165,850
MEDNAX, Inc. *	15,047	1,130,782
MedQuist Holdings, Inc. *	1,256	16,818
Meridian Bioscience, Inc.	13,000	310,180
Merit Medical Systems, Inc. *	11,084	217,468
Molina Healthcare, Inc. *	8,100	220,158
MWI Veterinary Supply, Inc. *	4,130	348,159
National Healthcare Corp.	3,835	182,776
Natus Medical, Inc. *	9,414	158,061
Neogen Corp. *	7,256	325,359
Neoprobe Corp. *(a)	20,480	112,230
NuVasive, Inc. *	12,316	416,158
NxStage Medical, Inc. *	10,107	190,113
Omnicell, Inc. *	10,079	155,317
OraSure Technologies, Inc. *	13,961	120,344
Orthofix International N.V. *	5,660	231,098
Orthovita, Inc. *	20,874	79,947
Owens & Minor, Inc.	19,902	688,609
Palomar Medical Technologies, Inc. *	5,558	78,812
PharMerica Corp. *	9,156	112,985
PSS World Medical, Inc. *	17,598	514,214
Quality Systems, Inc.	5,605	482,478
Quidel Corp. *	9,013	138,259
RehabCare Group, Inc. *	7,923	297,746
RTI Biologics, Inc. *	17,369	52,975
Select Medical Holdings Corp. *	17,957	170,592
Sirona Dental Systems, Inc. *	16,815	909,019
Skilled Healthcare Group, Inc., Class A *	7,450	84,483
SonoSite, Inc. *	4,427	158,088
Stereotaxis, Inc. *	11,081	38,229
STERIS Corp.	17,193	620,495
Sun Healthcare Group, Inc. *	7,557	75,343
Sunrise Senior Living, Inc. *	15,485	153,921
SurModics, Inc. *	5,370	78,187
Symmetry Medical, Inc. *	11,067	113,105
Synovis Life Technologies, Inc. *	3,751	65,849
Team Health Holdings, Inc. *	9,018	202,003
Teleflex, Inc.	12,685	787,739
Tenet Healthcare Corp. *	152,959	975,878
The Cooper Cos., Inc.	14,547	1,089,716
The Ensign Group, Inc.	4,169	124,653
Thoratec Corp. *	18,252	634,622
TomoTherapy, Inc. *	17,812	78,017
Triple-S Management Corp., Class B *	6,398	140,948
Unilife Corp. *	17,069	83,467
Universal American Corp.	12,999	120,891
VCA Antech, Inc. *	27,380	669,441
Volcano Corp. *	16,049	504,420
WellCare Health Plans, Inc. *	13,437	661,772
West Pharmaceutical Services, Inc.	10,915	507,329
Wright Medical Group, Inc. *	12,759	198,402
Zoll Medical Corp. *	7,080	430,535

		39,840,355

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	17,370	174,742
Elizabeth Arden, Inc. *	8,426	258,931
Inter Parfums, Inc.	4,732	105,429
Medifast, Inc. *(a)	4,635	123,847
Nu Skin Enterprises, Inc., Class A	17,726	692,909
Prestige Brands Holdings, Inc., Class A *	15,279	197,252
Revlon, Inc., Class A *	3,753	66,128
Spectrum Brands Holdings, Inc. *	5,862	210,856
USANA Health Sciences, Inc. *	2,514	73,887
WD-40 Co.	5,430	230,123

		2,134,104

Insurance 2.9%
American Equity Investment Life Holding Co.	18,197	236,379
American National Insurance Co.	4,720	379,488
AMERISAFE, Inc. *	5,854	135,462
AmTrust Financial Services, Inc.	7,490	170,248
Argo Group International Holdings Ltd.	9,988	295,145
Arthur J. Gallagher & Co.	33,517	962,273
Aspen Insurance Holdings Ltd.	22,551	605,720
Baldwin & Lyons, Inc., Class B	3,135	71,133
Citizens, Inc. *	10,661	73,881
CNA Surety Corp. *	4,921	130,603
CNO Financial Group, Inc. *	71,982	557,141
Crawford & Co., Class B	5,720	41,699
Delphi Financial Group, Inc., Class A	14,629	426,728
Donegal Group, Inc., Class A	4,391	61,518
eHealth, Inc. *	7,053	93,523
EMC Insurance Group, Inc.	1,644	32,748
Employers Holdings, Inc.	12,597	209,236
Endurance Specialty Holdings Ltd.	13,922	565,372

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Enstar Group Ltd. *	3,033	308,547
Erie Indemnity Co., Class A	9,147	651,449
FBL Financial Group, Inc., Class A	4,391	139,502
First American Financial Corp.	31,500	506,520
Flagstone Reinsurance Holdings S.A.	9,761	85,311
FPIC Insurance Group, Inc. *	3,245	134,278
Global Indemnity plc *	4,787	110,915
Greenlight Capital Re Ltd., Class A *	9,601	251,930
Hanover Insurance Group, Inc.	14,284	586,501
Harleysville Group, Inc.	3,849	123,283
Hilltop Holdings, Inc. *	12,780	125,883
Horace Mann Educators Corp.	12,446	203,119
Infinity Property & Casualty Corp.	4,130	219,551
Kansas City Life Insurance Co.	1,276	38,395
Maiden Holdings Ltd.	19,901	187,069
MBIA, Inc. *	49,681	437,193
Meadowbrook Insurance Group, Inc.	16,780	165,619
Mercury General Corp.	8,455	352,320
Montpelier Re Holdings Ltd.	21,254	399,788
National Financial Partners Corp. *	14,088	184,130
National Interstate Corp.	2,233	48,210
National Western Life Insurance Co., Class A	667	101,718
OneBeacon Insurance Group Ltd., Class A	7,575	113,625
Platinum Underwriters Holdings Ltd.	12,442	424,770
Presidential Life Corp.	6,094	64,292
Primerica, Inc.	12,101	259,808
ProAssurance Corp. *	9,788	688,194
Protective Life Corp.	27,274	658,394
RLI Corp.	5,900	355,475
Safety Insurance Group, Inc.	4,809	215,924
Seabright Holdings, Inc.	6,389	64,721
Selective Insurance Group, Inc.	17,142	284,043
StanCorp Financial Group, Inc.	14,883	642,648
State Auto Financial Corp.	4,732	78,977
Stewart Information Services Corp.	5,689	59,564
Symetra Financial Corp.	30,406	408,049
The Navigators Group, Inc. *	4,455	213,038
The Phoenix Cos., Inc. *	34,918	83,105
Tower Group, Inc.	11,938	290,093
United Fire & Casualty Co.	7,195	136,417
Unitrin, Inc.	14,545	433,877
Universal Insurance Holdings, Inc.	5,645	30,427

		15,914,969

Materials 6.4%
A. Schulman, Inc.	10,041	255,945
A.M. Castle & Co. *	5,800	107,184
AbitibiBowater, Inc. *	23,513	583,122
AK Steel Holding Corp.	34,829	532,884
Allied Nevada Gold Corp. *	25,515	946,096
AMCOL International Corp.	8,367	307,236
American Vanguard Corp.	7,573	90,497
Arch Chemicals, Inc.	8,002	289,272
Balchem Corp.	8,975	387,271
Boise, Inc.	26,458	223,306
Buckeye Technologies, Inc.	12,627	321,610
Cabot Corp.	19,470	822,218
Calgon Carbon Corp. *	18,009	310,655
Carpenter Technology Corp.	14,037	737,925
Century Aluminum Co. *	17,788	287,098
Chemtura Corp. *	30,411	579,330
Clearwater Paper Corp. *	3,641	251,557
Coeur d’Alene Mines Corp. *	28,060	773,614
Commercial Metals Co.	36,667	545,972
Compass Minerals International, Inc.	10,422	968,933
Cytec Industries, Inc.	15,443	867,742
Deltic Timber Corp.	3,606	207,381
Domtar Corp.	13,359	1,369,030
Eagle Materials, Inc.	14,009	403,599
Ferro Corp. *	27,230	356,713
FutureFuel Corp.	2,408	32,821
Georgia Gulf Corp. *	10,981	311,202
Glatfelter	14,350	221,134
Globe Specialty Metals, Inc.	16,379	371,148
Graham Packaging Co., Inc. *	5,660	128,425
Graphic Packaging Holding Co. *	37,678	206,475
Greif, Inc., Class A	10,915	721,700
H.B. Fuller Co.	15,429	343,912
Haynes International, Inc.	3,850	216,640
Headwaters, Inc. *	19,007	69,566
Hecla Mining Co. *	81,608	692,852
Horsehead Holding Corp. *	13,722	183,052
Innophos Holdings, Inc.	6,878	308,753
Intrepid Potash, Inc. *	13,475	433,760
Kaiser Aluminum Corp.	4,720	248,933
KapStone Paper and Packaging Corp. *	13,161	216,498
Koppers Holdings, Inc.	6,494	260,604
Kraton Performance Polymers, Inc. *	9,950	382,677
Kronos Worldwide, Inc.	6,180	186,265
Louisiana-Pacific Corp. *	42,046	352,346
LSB Industries, Inc. *	5,605	265,341
Materion Corp. *	6,355	252,103
Metals USA Holdings Corp. *	3,195	50,225
Minerals Technologies, Inc.	6,000	408,000
Myers Industries, Inc.	10,123	105,988
Neenah Paper, Inc.	4,434	102,824
NewMarket Corp.	3,540	616,739
NL Industries, Inc.	2,386	45,787
Noranda Aluminium Holding Corp. *	7,014	103,947
Olin Corp.	22,761	546,719
Olympic Steel, Inc.	3,135	91,918
OM Group, Inc. *	9,669	360,460
Omnova Solutions, Inc. *	14,628	137,649
Packaging Corp. of America	32,624	949,358
PolyOne Corp.	27,170	413,799
Rock-Tenn Co., Class A (a)	21,535	1,654,534
Rockwood Holdings, Inc. *	22,147	1,164,711
Royal Gold, Inc.	17,161	1,064,325
RPM International, Inc.	41,026	964,111
RTI International Metals, Inc. *	9,677	368,984
Schnitzer Steel Industries, Inc., Class A	7,670	453,297
Schweitzer-Mauduit International, Inc.	6,195	326,353
Sensient Technologies Corp.	15,658	595,787
Silgan Holdings, Inc.	16,520	741,583
Solutia, Inc. *	38,705	966,464
Spartech Corp. *	9,661	68,690
Stepan Co.	2,470	165,811
Stillwater Mining Co. *	15,140	306,585
STR Holdings, Inc. *(a)	13,421	212,186

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Temple-Inland, Inc.	34,270	813,570
Texas Industries, Inc.	7,539	315,809
TPC Group, Inc. *	4,689	170,586
United States Lime & Minerals, Inc. *	597	23,558
US Gold Corp. *	33,173	234,533
Valhi, Inc.	1,688	68,432
W.R. Grace & Co. *	19,207	898,696
Wausau Paper Corp.	15,522	106,481
Westlake Chemical Corp.	6,197	347,652
Worthington Industries, Inc.	19,246	420,140
Zep, Inc.	6,839	127,411
Zoltek Cos., Inc. *	8,604	94,816

		35,540,915

Media 1.3%
Arbitron, Inc.	8,489	362,480
Ascent Media Corp., Class A *	4,484	215,097
Belo Corp., Class A *	28,964	229,974
Cinemark Holdings, Inc.	21,240	461,970
CKX, Inc. *	19,053	104,220
Crown Media Holdings, Inc., Class A *(a)	10,552	21,526
Dex One Corp. *	9,946	23,274
DreamWorks Animation SKG, Inc., Class A *	19,730	471,744
Entercom Communications Corp., Class A *	8,187	75,894
Entravision Communications Corp., Class A *	14,321	29,644
Fisher Communications, Inc. *	1,914	57,037
Harte-Hanks, Inc.	12,224	100,237
Journal Communications, Inc., Class A *	13,218	71,245
Knology, Inc. *	10,533	164,420
Lamar Advertising Co., Class A *	18,727	543,832
LIN TV Corp., Class A *	9,303	44,096
Live Nation Entertainment, Inc. *	46,784	539,420
Madison Square Garden, Inc., Class A *	18,748	515,757
Martha Stewart Living Omnimedia, Class A *(a)	6,406	33,503
Meredith Corp. (a)	11,598	366,613
Morningstar, Inc.	7,375	445,524
National CineMedia, Inc.	17,075	304,106
PRIMEDIA, Inc.	6,155	43,331
ReachLocal, Inc. *	2,887	60,598
Regal Entertainment Group, Class A	25,320	343,086
Scholastic Corp.	7,049	192,015
Sinclair Broadcast Group, Inc.	14,975	144,060
The Dolan Media Co. *	8,437	88,420
The E.W. Scripps Co., Class A *	10,354	88,837
The McClatchy Co., Class A *(a)	16,576	50,060
The New York Times Co., Class A *	31,146	249,791
Valassis Communications, Inc. *	15,827	459,458
Warner Music Group Corp. *	16,871	139,186
World Wrestling Entertainment, Inc., Class A (a)	9,013	93,735

		7,134,190

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Acorda Therapeutics, Inc. *	12,565	412,760
Aedea Biosciences, Inc. *	5,326	133,097
Affymax, Inc. *	6,548	46,360
Affymetrix, Inc. *	22,357	136,154
Akorn, Inc. *	20,794	141,607
Alkermes, Inc. *	30,245	554,088
Allos Therapeutics, Inc. *	23,371	51,416
Alnylam Pharmaceuticals, Inc. *	12,122	126,917
AMAG Pharmaceuticals, Inc. *	6,960	128,482
Amylin Pharmaceuticals, Inc. *	41,467	575,977
Arena Pharmaceuticals, Inc. *(a)	38,694	55,719
ARIAD Pharmaceuticals, Inc. *	40,359	350,316
ArQule, Inc. *	12,482	90,120
Array BioPharma, Inc. *	17,871	47,716
Auxilium Pharmaceuticals, Inc. *	15,293	342,410
AVEO Pharmaceuticals, Inc. *	11,525	211,253
Bio-Rad Laboratories, Inc., Class A *	6,200	771,466
BioCryst Pharmaceuticals, Inc. *(a)	9,314	32,413
BioMarin Pharmaceutical, Inc. *	32,374	913,918
BioMimetic Therapeutics, Inc. *	6,951	57,485
Bruker Corp. *	23,266	458,806
Cadence Pharmaceuticals, Inc. *(a)	12,308	118,649
Caraco Pharmaceutical Laboratories Ltd. *	3,084	16,129
Cell Therapeutics, Inc. *(a)	36,274	79,804
Cepheid, Inc. *	18,927	607,935
Charles River Laboratories International, Inc. *	18,390	711,325
Codexis, Inc. *	5,084	55,670
Cubist Pharmaceuticals, Inc. *	18,552	714,809
Cytori Therapeutics, Inc. *(a)	12,870	73,616
Durect Corp. *	24,254	84,889
Dyax Corp. *	27,147	61,352
Emergent Biosolutions, Inc. *	7,207	180,031
Enzo Biochem, Inc. *	12,840	51,360
Enzon Pharmaceuticals, Inc. *	17,784	186,554
eResearchTechnology, Inc. *	16,484	104,509
Exelixis, Inc. *	36,814	428,147
Fluidigm Corp. *(a)	1,645	24,626
Genomic Health, Inc. *	5,390	148,387
Geron Corp. *	36,769	161,416
Halozyme Therapeutics, Inc. *	26,371	177,741
Hi-Tech Pharmacal Co., Inc. *	3,180	89,231
Idenix Pharmaceuticals, Inc. *	16,744	79,534
ImmunoGen, Inc. *	23,600	286,976
Immunomedics, Inc. *	23,325	103,097
Impax Laboratories, Inc. *	20,285	544,652
Incyte Corp. *	36,001	638,298
InterMune, Inc. *	14,485	538,842
Ironwood Pharmaceuticals, Inc. *	14,657	221,614
Isis Pharmaceuticals, Inc. *	29,588	273,097
Jazz Pharmaceuticals, Inc. *	7,051	206,524
Kendle International, Inc. *	5,051	76,018
Lexicon Pharmaceuticals, Inc. *	64,463	105,075
Luminex Corp. *	13,343	278,468
MannKind Corp. *(a)	27,017	110,229
MAP Pharmaceuticals, Inc. *	5,948	101,057
Medicis Pharmaceutical Corp., Class A	19,312	723,621
Medivation, Inc. *	10,823	260,943

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Metabolix, Inc. *	11,800	104,312
Micromet, Inc. *	29,523	182,747
Momenta Pharmaceuticals, Inc. *	13,885	277,839
Myriad Genetics, Inc. *	29,428	747,765
Nabi Biopharmaceuticals *	13,694	75,317
Nektar Therapeutics *	36,636	354,636
Neurocrine Biosciences, Inc. *	17,796	146,817
Novavax, Inc. *(a)	26,220	63,190
NPS Pharmaceuticals, Inc. *	21,781	208,444
Obagi Medical Products, Inc. *	5,871	58,651
Onyx Pharmaceuticals, Inc. *	19,802	840,595
Opko Health, Inc. *	44,250	166,380
Optimer Pharmaceuticals, Inc. *	11,523	167,199
Orexigen Therapeutics, Inc. *(a)	11,912	33,711
Osiris Therapeutics, Inc. *(a)	6,300	46,809
Pacific Biosciences of California, Inc. *(a)	12,259	146,740
Pain Therapeutics, Inc. *	11,830	117,708
Par Pharmaceutical Cos., Inc. *	11,230	385,863
PAREXEL International Corp. *	18,445	464,261
PDL BioPharma, Inc.	45,329	300,985
Pharmacyclics, Inc. *	12,685	89,556
Pharmasset, Inc. *	11,800	1,205,960
POZEN, Inc. *	8,374	43,126
Progenics Pharmaceuticals, Inc. *	9,094	75,389
Questcor Pharmaceuticals, Inc. *	18,025	415,837
Regeneron Pharmaceuticals, Inc. *	22,715	1,363,354
Rigel Pharmaceuticals, Inc. *	17,704	146,943
Sagent Pharmaceuticals, Inc. *	295	7,375
Salix Pharmaceuticals Ltd. *	16,318	653,210
Sangamo BioSciences, Inc. *(a)	15,005	106,535
Santarus, Inc. *	14,240	49,555
Savient Pharmaceuticals, Inc. *	22,480	190,855
Seattle Genetics, Inc. *	31,412	608,450
Sequenom, Inc. *	28,967	229,708
SIGA Technologies, Inc. *(a)	11,511	160,463
Sucampo Pharmaceuticals, Inc., Class A *	2,400	10,344
Targacept, Inc. *	7,763	174,667
The Medicines Co. *	16,787	320,800
Theravance, Inc. *	19,716	515,179
Vanda Pharmaceuticals, Inc. *	9,042	67,453
ViroPharma, Inc. *	24,647	476,919
VIVUS, Inc. *	25,204	221,039
XenoPort, Inc. *	10,922	84,646

		26,370,037

Real Estate 9.0%
Acadia Realty Trust	12,780	263,907
Alexander’s, Inc.	1,180	462,820
American Assets Trust, Inc.	7,872	176,490
American Campus Communities, Inc.	21,277	751,929
American Capital Agency Corp.	37,174	1,128,974
Anworth Mortgage Asset Corp.	37,429	271,360
Apartment Investment & Management Co., Class A	37,240	995,425
Ashford Hospitality Trust	19,065	272,058
Associated Estates Realty Corp.	13,090	220,697
Avatar Holdings, Inc. *	3,080	54,793
BioMed Realty Trust, Inc.	41,696	854,351
Brandywine Realty Trust	42,850	546,766
BRE Properties, Inc.	23,620	1,205,092
Camden Property Trust	21,885	1,406,768
Campus Crest Communities, Inc.	9,776	125,133
CapLease, Inc.	18,024	92,103
Capstead Mortgage Corp.	22,436	297,726
CBL & Associates Properties, Inc.	43,920	845,021
Cedar Shopping Centers, Inc.	16,359	86,703
Cogdell Spencer, Inc.	16,146	96,876
Colonial Properties Trust	24,684	520,832
Colony Financial, Inc.	7,965	146,954
CommonWealth REIT	22,960	599,256
Coresite Realty Corp.	6,259	110,784
Corporate Office Properties Trust	21,387	757,528
Cousins Properties, Inc.	28,992	254,260
CreXus Investment Corp.	22,353	252,812
Cypress Sharpridge Investments, Inc.	24,939	320,217
DCT Industrial Trust, Inc.	77,294	437,484
Developers Diversified Realty Corp.	61,788	895,308
DiamondRock Hospitality Co.	52,754	606,671
Douglas Emmett, Inc.	39,703	835,748
Duke Realty Corp.	80,352	1,208,494
DuPont Fabros Technology, Inc.	18,880	493,523
EastGroup Properties, Inc.	8,850	415,154
Education Realty Trust, Inc.	22,052	191,852
Entertainment Properties Trust	14,812	719,567
Equity Lifestyle Properties, Inc.	9,820	576,925
Equity One, Inc.	18,521	363,197
Essex Property Trust, Inc.	9,735	1,339,633
Extra Space Storage, Inc.	27,542	599,314
FelCor Lodging Trust, Inc. *	34,810	216,866
First Industrial Realty Trust, Inc. *	19,775	248,770
First Potomac Realty Trust	15,895	266,718
Forest City Enterprises, Inc., Class A *	38,521	738,448
Forestar Group, Inc. *	11,366	207,202
Franklin Street Properties Corp.	23,405	320,414
Getty Realty Corp.	8,919	231,448
Glimcher Realty Trust	31,289	320,399
Government Properties Income Trust	9,092	240,756
Hatteras Financial Corp.	21,878	639,056
Healthcare Realty Trust, Inc.	20,437	450,023
Hersha Hospitality Trust	48,049	289,255
Highwoods Properties, Inc.	22,811	823,021
Home Properties, Inc.	11,939	739,024
Hospitality Properties Trust	39,319	970,393
Hudson Pacific Properties, Inc.	5,310	85,226
Inland Real Estate Corp.	24,108	220,106
Invesco Mortgage Capital	21,240	483,635
Investors Real Estate Trust	25,122	243,432
iStar Financial, Inc. *	28,674	246,883
Kennedy-Wilson Holdings, Inc. *(a)	9,408	108,192
Kilroy Realty Corp.	18,296	758,735
Kite Realty Group Trust	20,069	100,546
LaSalle Hotel Properties	23,266	650,983
Lexington Realty Trust	38,172	360,344
LTC Properties, Inc.	9,745	287,672
Mack-Cali Realty Corp.	27,359	967,414
Medical Properties Trust, Inc.	35,135	434,269
MFA Financial, Inc.	105,959	873,102
Mid-America Apartment Communities, Inc.	10,917	748,360
National Health Investors, Inc.	7,583	357,311
National Retail Properties, Inc.	26,554	684,562

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NorthStar Realty Finance Corp.	23,220	101,704
OMEGA Healthcare Investors, Inc.	31,383	668,144
Parkway Properties, Inc.	7,256	133,220
Pebblebrook Hotel Trust	14,455	314,252
Pennsylvania Real Estate Investment Trust	17,446	299,373
Pennymac Mortgage Investment Trust	8,500	145,095
Post Properties, Inc.	15,635	658,234
Potlatch Corp.	12,731	458,316
PS Business Parks, Inc.	6,051	347,872
Ramco-Gershenson Properties Trust	12,498	164,224
Redwood Trust, Inc.	22,726	353,389
Retail Opportunity Investments Corp.	13,655	149,659
RLJ Lodging Trust *	7,080	129,210
Sabra Healthcare REIT, Inc.	7,924	137,957
Saul Centers, Inc.	2,453	97,924
Senior Housing Properties Trust	45,208	1,091,773
Sovran Self Storage, Inc.	9,145	383,724
Starwood Property Trust, Inc.	29,205	634,917
Strategic Hotels & Resorts, Inc. *	47,535	318,009
Summit Hotel Properties, Inc.	8,814	99,246
Sun Communities, Inc.	6,110	243,422
Sunstone Hotel Investors, Inc. *	37,513	381,507
Tanger Factory Outlet Centers, Inc.	25,675	705,035
Taubman Centers, Inc.	17,700	1,072,089
Tejon Ranch Co. *	4,740	174,669
The Howard Hughes Corp. *	12,095	925,026
The St. Joe Co. *(a)	29,231	635,190
Two Harbors Investment Corp.	19,267	206,928
U-Store-It Trust	26,434	297,911
Universal Health Realty Income Trust	3,753	162,542
Urstadt Biddle Properties, Class A	6,924	132,664
Walter Investment Management Corp.	8,158	142,928
Washington Real Estate Investment Trust	20,422	705,172
Weingarten Realty Investors	38,117	1,014,675
Winthrop Realty Trust	6,230	76,442

		49,675,512

Retailing 4.9%
1-800-FLOWERS.COM, Inc., Class A *	5,751	17,828
99 Cents Only Stores *	17,428	360,062
Aaron’s, Inc.	23,326	658,026
Aeropostale, Inc. *	28,038	529,918
America’s Car-Mart, Inc. *	3,498	98,818
Ann, Inc. *	18,620	524,153
Asbury Automotive Group, Inc. *	10,277	172,654
Ascena Retail Group, Inc. *	20,317	679,807
Audiovox Corp., Class A *	5,981	45,515
Barnes & Noble, Inc. (a)	12,018	235,793
bebe stores, Inc.	11,005	72,963
Big 5 Sporting Goods Corp.	6,327	60,106
Big Lots, Inc. *	24,068	804,112
Blue Nile, Inc. *(a)	4,739	236,950
Brown Shoe Co., Inc.	14,598	150,505
Cabela’s, Inc. *	13,381	328,637
Charming Shoppes, Inc. *	31,913	132,120
Chico’s FAS, Inc.	56,960	858,957
Christopher & Banks Corp.	10,664	63,877
Citi Trends, Inc. *	4,603	76,870
Coldwater Creek, Inc. *	15,818	29,738
Collective Brands, Inc. *	19,874	310,034
Core-Mark Holding Co., Inc. *	3,392	121,230
Dillard’s, Inc., Class A	13,570	762,498
Drugstore.Com, Inc. *	18,513	70,257
DSW, Inc., Class A *(a)	7,765	389,415
Express, Inc.	17,700	373,824
Foot Locker, Inc.	49,370	1,231,288
Fred’s, Inc., Class A	11,863	172,607
Gaiam, Inc., Class A	5,660	29,092
Genesco, Inc. *	7,557	339,989
GNC Holdings, Inc., Class A *	5,900	119,947
Gordmans Stores, Inc. *	1,640	28,520
Group 1 Automotive, Inc.	7,548	292,334
Haverty Furniture Cos., Inc.	6,279	69,885
hhgregg, Inc. *(a)	7,257	112,266
Hibbett Sports, Inc. *	8,904	370,763
Hot Topic, Inc.	14,058	109,512
HSN, Inc. *	12,835	451,920
Jos. A. Bank Clothiers, Inc. *	8,850	505,335
Kirkland’s, Inc. *	5,356	69,949
LKQ Corp. *	45,614	1,212,876
Lumber Liquidators Holdings, Inc. *	7,515	202,680
MarineMax, Inc. *	7,233	60,179
Monro Muffler Brake, Inc.	9,582	309,978
New York & Co., Inc. *	8,683	46,020
NutriSystem, Inc.	8,727	123,574
Office Depot, Inc. *	86,926	365,958
OfficeMax, Inc. *	27,021	225,896
Orbitz Worldwide, Inc. *	4,275	9,833
Overstock.com, Inc. *	5,370	78,026
Pacific Sunwear Of California, Inc. *	19,054	60,782
Penske Automotive Group, Inc. *	14,295	296,764
PetMed Express, Inc. (a)	7,765	99,470
Pier 1 Imports, Inc. *	37,112	442,375
RadioShack Corp.	36,259	571,442
Rent-A-Center, Inc.	20,445	663,645
Rue21, Inc. *(a)	5,109	172,889
Saks, Inc. *	38,140	431,363
Sally Beauty Holdings, Inc. *	31,056	520,499
Select Comfort Corp. *	17,177	280,672
Shoe Carnival, Inc. *	2,862	77,904
Shutterfly, Inc. *	8,733	529,394
Signet Jewelers Ltd. *	27,178	1,250,460
Sonic Automotive, Inc., Class A	11,802	154,252
Stage Stores, Inc.	11,659	210,328
Stamps.com, Inc.	4,072	50,656
Stein Mart, Inc.	8,041	78,802
Systemax, Inc. *	1,519	21,904
The Buckle, Inc.	8,561	365,469
The Cato Corp., Class A	8,794	239,373
The Children’s Place Retail Stores, Inc. *	8,279	415,937
The Finish Line, Inc., Class A	15,877	366,124
The Men’s Wearhouse, Inc.	16,743	576,461
The Pep Boys-Manny, Moe & Jack	16,853	239,313
The Talbots, Inc. *(a)	9,828	46,880
The Wet Seal, Inc., Class A *	31,345	134,783
Tractor Supply Co.	23,097	1,458,807
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,122	846,530
Vitacost.com, Inc. *(b)(c)	5,776	16,462

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vitamin Shoppe, Inc. *	8,089	329,465
Williams-Sonoma, Inc.	30,042	1,176,144
Zumiez, Inc. *	6,937	210,746

		27,039,189

Semiconductors & Semiconductor Equipment 4.1%
Advanced Analogic Technologies, Inc. *	13,412	80,874
Advanced Energy Industries, Inc. *	11,905	176,789
Amkor Technology, Inc. *	31,365	200,422
ANADIGICS, Inc. *	12,589	41,166
Applied Micro Circuits Corp. *	20,617	218,128
ATMI, Inc. *	9,937	190,691
Brooks Automation, Inc. *	20,796	235,827
Cabot Microelectronics Corp. *	7,471	375,418
Cavium Networks, Inc. *	14,455	642,958
CEVA, Inc. *	6,997	240,207
Cirrus Logic, Inc. *	21,568	354,794
Cohu, Inc.	7,519	99,251
Cymer, Inc. *	8,854	423,841
Cypress Semiconductor Corp. *	52,859	1,237,958
Diodes, Inc. *	10,710	312,732
DSP Group, Inc. *	7,574	62,561
Entegris, Inc. *	41,842	384,110
Entropic Communications, Inc. *(a)	21,333	189,864
Exar Corp. *	11,856	75,404
Fairchild Semiconductor International, Inc. *	39,539	713,284
FEI Co. *	12,125	472,996
FormFactor, Inc. *	16,099	159,541
Hittite Microwave Corp. *	8,850	561,267
Inphi Corp. *	2,140	42,458
Integrated Device Technology, Inc. *	48,915	410,397
International Rectifier Corp. *	22,094	635,865
Intersil Corp., Class A	38,954	558,990
IXYS Corp. *	8,456	117,454
Kopin Corp. *	20,674	107,712
Kulicke & Soffa Industries, Inc. *	22,626	274,906
Lattice Semiconductor Corp. *	37,249	245,471
LTX-Credence Corp. *	15,583	148,038
MaxLinear, Inc., Class A *	4,396	40,048
Micrel, Inc.	16,458	193,711
Microsemi Corp. *	26,423	582,627
MIPS Technologies, Inc. *	16,645	131,828
MKS Instruments, Inc.	14,942	392,975
Monolithic Power Systems, Inc. *	11,831	204,676
Netlogic Microsystems, Inc. *	18,206	697,654
Novellus Systems, Inc. *	29,289	1,062,312
OmniVision Technologies, Inc. *	17,191	607,014
Pericom Semiconductor Corp. *	7,321	67,500
PMC-Sierra, Inc. *	72,493	568,345
Power Integrations, Inc.	8,915	328,250
Rambus, Inc. *	35,706	520,236
RF Micro Devices, Inc. *	86,379	544,188
Rubicon Technology, Inc. *(a)	5,641	129,404
Rudolph Technologies, Inc. *	10,257	120,315
Semtech Corp. *	19,640	562,097
Sigma Designs, Inc. *	9,700	87,203
Silicon Image, Inc. *	24,378	184,785
Silicon Laboratories, Inc. *	13,933	598,840
Spansion, Inc., Class A *	9,945	199,198
Standard Microsystems Corp. *	7,256	194,606
Supertex, Inc. *	3,753	82,041
Teradyne, Inc. *	57,433	919,502
Tessera Technologies, Inc. *	15,998	276,765
Trident Microsystems, Inc. *	14,290	14,007
TriQuint Semiconductor, Inc. *	50,681	656,319
Ultratech, Inc. *	7,447	236,591
Varian Semiconductor Equipment Associates, Inc. *	23,691	1,454,983
Veeco Instruments, Inc. *(a)	13,275	764,507
Vitesse Semiconductor Corp. *	7,722	33,436
Volterra Semiconductor Corp. *	8,565	211,299
Zoran Corp. *	15,502	127,581

		22,786,217

Software & Services 8.1%
ACI Worldwide, Inc. *	10,552	341,568
Actuate Corp. *	13,122	71,384
Acxiom Corp. *	25,866	355,658
Advent Software, Inc. *	10,352	289,338
Ancestry.com, Inc. *	8,850	364,001
AOL, Inc. *	33,817	695,616
Archipelago Learning, Inc. *	3,090	32,785
Ariba, Inc. *	29,725	996,976
Aspen Technology, Inc. *	29,600	489,880
Blackbaud, Inc.	13,955	392,833
Blackboard, Inc. *	10,984	473,301
Booz Allen Hamilton Holding Corp. *	5,253	94,501
Bottomline Technologies, Inc. *	10,347	269,022
BroadSoft, Inc. *	6,238	246,651
CACI International, Inc., Class A *	10,030	640,215
Cadence Design Systems, Inc. *	86,149	920,933
Cass Information Systems, Inc.	2,678	106,718
CIBER, Inc. *	19,289	117,663
CommVault Systems, Inc. *	13,033	538,784
Compuware Corp. *	70,757	721,014
comScore, Inc. *	8,117	227,844
Concur Technologies, Inc. *	14,346	716,870
Constant Contact, Inc. *	8,969	215,704
Convergys Corp. *	34,372	439,274
CoreLogic, Inc. *	35,355	640,279
Cornerstone OnDemand, Inc. *	2,408	46,498
CSG Systems International, Inc. *	10,672	203,728
DealerTrack Holdings, Inc. *	13,097	303,457
Deltek, Inc. *	6,929	51,621
Demand Media, Inc. *(a)	2,826	42,983
DemandTec, Inc. *	8,785	87,323
Dice Holdings, Inc. *	13,640	201,463
Digital River, Inc. *	12,530	407,851
DST Systems, Inc.	12,095	608,016
EarthLink, Inc.	34,568	272,914
Ebix, Inc. *	10,106	200,099
Echo Global Logistics, Inc. *(a)	4,967	74,008
Envestnet, Inc. *	2,524	37,456
EPIQ Systems, Inc.	9,897	148,059
Euronet Worldwide, Inc. *	15,191	262,652
Exlservice Holdings, Inc. *	5,023	117,940
Fair Isaac Corp.	12,716	371,943
FalconStor Software, Inc. *	10,597	46,627
FleetCor Technologies, Inc. *	4,082	137,727
Forrester Research, Inc.	4,425	167,885

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fortinet, Inc. *	14,493	702,766
Gartner, Inc. *	26,263	1,025,045
Global Cash Access Holdings, Inc. *	9,975	32,020
GSI Commerce, Inc. *	19,131	559,582
Heartland Payment Systems, Inc.	12,469	237,160
iGate Corp.	8,056	148,633
InfoSpace, Inc. *	10,925	101,603
Integral Systems, Inc. *	5,662	67,208
Interactive Intelligence, Inc. *	4,320	156,859
Internap Network Services Corp. *	16,494	136,076
Internet Capital Group, Inc. *	12,240	159,487
IntraLinks Holdings, Inc. *	10,030	207,120
j2 Global Communications, Inc. *	14,577	422,587
Jack Henry & Associates, Inc.	27,338	854,039
JDA Software Group, Inc. *	13,943	460,537
Kenexa Corp. *	7,080	223,870
Lawson Software, Inc. *	45,275	503,911
Limelight Networks, Inc. *	18,536	106,211
Lionbridge Technologies, Inc. *	17,915	58,045
Liquidity Services, Inc. *	5,755	120,625
LivePerson, Inc. *	14,538	172,421
LogMeIn, Inc. *	4,756	206,981
LoopNet, Inc. *	9,394	173,507
Manhattan Associates, Inc. *	7,220	259,559
ManTech International Corp., Class A	6,832	307,577
Marchex, Inc., Class B	6,284	48,952
MAXIMUS, Inc.	5,607	469,867
Mediamind Technologies, Inc. *	3,170	55,412
Mentor Graphics Corp. *	34,841	467,218
MICROS Systems, Inc., Class A *	25,682	1,311,323
MicroStrategy, Inc., Class A *	2,728	398,806
ModusLink Global Solutions, Inc.	13,340	63,232
MoneyGram International, Inc. *	26,322	96,339
Monotype Imaging Holdings, Inc. *	7,326	104,396
Motricity, Inc. *(a)	10,066	93,714
Move, Inc. *	49,645	97,801
NCI, Inc., Class A *	2,298	52,165
NetScout Systems, Inc. *	10,437	242,138
NetSuite, Inc. *	8,869	334,716
NeuStar, Inc., Class A *	23,696	634,105
NIC, Inc.	17,137	223,809
OpenTable, Inc. *	5,607	495,266
OPNET Technologies, Inc.	4,393	172,074
Parametric Technology Corp. *	36,962	860,845
Pegasystems, Inc.	5,083	189,850
Perficient, Inc. *	9,444	105,301
Progress Software Corp. *	21,442	580,435
QLIK Technologies, Inc. *	17,470	581,576
Quest Software, Inc. *	19,983	453,514
QuinStreet, Inc. *	8,694	134,409
Radiant Systems, Inc. *	10,957	230,097
RealD, Inc. *(a)	10,842	295,987
RealNetworks, Inc. *	28,039	104,866
RealPage, Inc. *	9,778	287,962
Renaissance Learning, Inc.	2,972	34,683
Responsys, Inc. *	295	5,071
RightNow Technologies, Inc. *	7,239	239,611
Rosetta Stone, Inc. *(a)	3,753	52,617
S1 Corp. *	16,144	117,528
Sapient Corp. *	33,590	493,437
SAVVIS, Inc. *	13,121	515,655
SciQuest, Inc. *	1,931	31,823
ServiceSource International, Inc. *	2,950	57,378
Smith Micro Software, Inc. *	9,122	48,438
Solarwinds, Inc. *	11,575	285,324
Solera Holdings, Inc.	22,715	1,342,229
Sourcefire, Inc. *	8,813	235,395
SRA International, Inc., Class A *	13,683	423,489
SS&C Technologies Holdings, Inc. *	6,820	133,331
Stream Global Services, Inc. *	14,093	42,843
SuccessFactors, Inc. *	24,103	845,292
Synchronoss Technologies, Inc. *	7,591	243,671
Syntel, Inc.	8,327	448,575
Take-Two Interactive Software, Inc. *	26,942	441,579
Taleo Corp., Class A *	12,516	467,222
TechTarget *	3,261	26,349
TeleCommunication Systems, Inc., Class A *	12,299	61,372
TeleNav, Inc. *	6,467	105,671
TeleTech Holdings, Inc. *	9,652	174,701
The Knot, Inc. *	9,244	94,843
The Ultimate Software Group, Inc. *	7,965	449,067
THQ, Inc. *	21,592	89,175
TiVo, Inc. *	36,791	380,419
TNS, Inc. *	8,303	136,418
Travelzoo, Inc. *(a)	1,475	110,832
Tyler Technologies, Inc. *	10,262	260,757
Unisys Corp. *	12,252	342,443
United Online, Inc.	27,678	168,282
ValueClick, Inc. *	25,901	467,513
VASCO Data Security International, Inc. *	8,062	96,260
VeriFone Systems, Inc. *	27,885	1,342,105
Verint Systems, Inc. *	5,736	194,680
VirnetX Holding Corp. (a)	12,540	329,300
VistaPrint N.V. *	12,722	625,668
Vocus, Inc. *	5,980	162,895
WebMD Health Corp. *	18,585	886,133
Websense, Inc. *	12,150	301,928
Wright Express Corp. *	12,186	657,557

		44,748,225

Technology Hardware & Equipment 5.3%
ADTRAN, Inc.	19,836	850,171
Aeroflex Holding Corp. *	5,491	100,101
Anaren, Inc. *	4,753	81,276
Anixter International, Inc.	9,440	638,994
Arris Group, Inc. *	39,367	444,453
Aruba Networks, Inc. *	26,712	759,155
Aviat Networks, Inc. *	19,005	88,753
Avid Technology, Inc. *	9,414	164,463
AVX Corp.	16,361	257,359
Bel Fuse, Inc., Class B	3,509	68,671
Benchmark Electronics, Inc. *	19,842	342,870
BigBand Networks, Inc. *	11,981	25,160
Black Box Corp.	5,657	186,455
Blue Coat Systems, Inc. *	13,585	311,776
Brightpoint, Inc. *	21,476	194,143
Calix, Inc. *	10,849	234,013
Checkpoint Systems, Inc. *	12,569	227,625
Ciena Corp. *	29,505	789,259
Cognex Corp.	11,505	406,011
Coherent, Inc. *	7,965	446,837

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Comtech Telecommunications Corp.	8,794	244,385
CTS Corp.	10,472	107,233
Daktronics, Inc.	12,441	133,741
DG Fastchannel, Inc. *	8,045	284,632
Diebold, Inc.	21,117	697,917
Digi International, Inc. *	7,282	85,855
DTS, Inc. *	5,421	249,800
Echelon Corp. *	9,759	93,296
EchoStar Corp., Class A *	12,772	430,289
Electro Rent Corp.	5,980	91,733
Electro Scientific Industries, Inc. *	7,610	136,980
Electronics for Imaging, Inc. *	14,411	260,119
EMS Technologies, Inc. *	5,051	131,781
Emulex Corp. *	27,667	257,303
Extreme Networks, Inc. *	27,915	92,678
Fabrinet *	5,015	118,805
FARO Technologies, Inc. *	4,745	212,386
Finisar Corp. *	25,997	624,448
Harmonic, Inc. *	35,658	277,776
Hughes Communications, Inc. *	2,712	162,720
Hypercom Corp. *	14,624	156,331
Imation Corp. *	10,851	105,472
Infinera Corp. *	30,312	215,215
Insight Enterprises, Inc. *	14,713	246,737
InterDigital, Inc.	13,927	599,000
Intermec, Inc. *	15,294	184,752
Intevac, Inc. *	6,625	78,639
IPG Photonics Corp. *	8,329	625,924
Itron, Inc. *	12,743	653,079
Ixia *	15,272	240,381
KEMET Corp. *	11,660	171,635
L-1 Identity Solutions, Inc. *(a)	27,504	305,845
Lexmark International, Inc., Class A *	24,973	743,696
Littelfuse, Inc.	7,375	442,500
Loral Space & Communications, Inc. *	3,540	235,481
Maxwell Technologies, Inc. *	7,575	123,624
Mercury Computer Systems, Inc. *	8,899	170,149
Meru Networks, Inc. *(a)	3,407	61,019
Methode Electronics, Inc.	11,714	140,099
MTS Systems Corp.	4,870	199,573
Multi-Fineline Electronix, Inc. *	3,081	65,286
National Instruments Corp.	28,982	846,274
NeoPhotonics Corp. *	2,392	22,796
NETGEAR, Inc. *	11,133	465,916
Newport Corp. *	12,121	220,481
Novatel Wireless, Inc. *	8,526	45,529
Oclaro, Inc. *	15,379	147,177
Oplink Communications, Inc. *	6,232	115,167
Opnext, Inc. *	13,830	39,830
OSI Systems, Inc. *	5,944	237,641
Park Electrochemical Corp.	5,984	180,178
Plantronics, Inc.	15,183	555,394
Plexus Corp. *	13,050	486,504
Power-One, Inc. *(a)	18,360	154,040
Pulse Electronics Corp.	11,971	58,897
QLogic Corp. *	33,572	543,195
Quantum Corp. *	66,557	204,330
Rofin-Sinar Technologies, Inc. *	9,103	328,982
Rogers Corp. *	5,042	236,621
Sanmina-SCI Corp. *	25,508	272,681
ScanSource, Inc. *	8,462	299,809
SeaChange International, Inc. *	8,689	97,838
ShoreTel, Inc. *	7,475	82,225
Silicon Graphics International Corp. *	9,413	170,375
Smart Modular Technologies (WWH), Inc. *	18,697	172,386
Sonus Networks, Inc. *	66,055	214,018
STEC, Inc. *(a)	13,130	235,158
Stratasys, Inc. *	6,644	233,869
Super Micro Computer, Inc. *	7,869	132,042
Sycamore Networks, Inc.	6,300	152,712
Symmetricom, Inc. *	13,116	74,368
Synaptics, Inc. *	10,989	308,241
SYNNEX Corp. *	7,772	254,455
Tech Data Corp. *	14,847	703,302
Tekelec *	21,245	193,330
Tellabs, Inc.	107,700	492,189
TTM Technologies, Inc. *	16,709	276,701
Universal Display Corp. *	11,505	549,019
UTStarcom, Inc. *	39,255	77,332
ViaSat, Inc. *	13,048	577,635
Vishay Intertechnology, Inc. *	48,152	764,172
Vishay Precision Group, Inc. *	4,078	74,342
X-Rite, Inc. *	6,875	32,931
Zebra Technologies Corp., Class A *	18,016	800,811

		29,206,752

Telecommunication Services 1.1%
AboveNet, Inc.	7,375	575,766
Alaska Communications Systems Group, Inc.	14,599	131,683
Atlantic Tele-Network, Inc.	2,893	110,599
Boingo Wireless, Inc. *	295	2,758
Cbeyond, Inc. *	9,940	142,738
Cincinnati Bell, Inc. *	60,370	191,977
Cogent Communications Group, Inc. *	14,314	222,583
Consolidated Communications Holdings, Inc.	8,372	160,240
Fairpoint Communications, Inc. *(a)	6,930	74,220
General Communication, Inc., Class A *	10,918	134,837
Global Crossing Ltd. *	9,125	317,915
Globalstar, Inc. *(a)	14,804	17,913
ICO Global Communications (Holdings) Ltd. *	39,737	116,032
IDT Corp., Class B	5,189	153,076
Iridium Communications, Inc. *(a)	12,069	107,656
Leap Wireless International, Inc. *	19,866	333,947
Level 3 Communications, Inc. *	527,943	1,208,989
Neutral Tandem, Inc. *	10,515	178,440
NTELOS Holdings Corp.	8,989	187,421
PAETEC Holding Corp. *	40,943	182,606
Premiere Global Services, Inc. *	15,540	130,847
Shenandoah Telecommunications Co.	7,766	141,419
tw telecom, Inc. *	47,475	1,030,208
USA Mobility, Inc.	7,447	121,088
Vonage Holdings Corp. *	41,481	197,864

		6,172,822

Transportation 2.5%
Alaska Air Group, Inc. *	11,800	796,972
Alexander & Baldwin, Inc.	13,152	644,053

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allegiant Travel Co.	4,781	218,061
AMERCO *	1,864	168,301
AMR Corp. *	105,961	664,376
Arkansas Best Corp.	8,002	195,969
Atlas Air Worldwide Holdings, Inc. *	8,262	522,902
Avis Budget Group, Inc. *	32,482	571,358
Baltic Trading Ltd.	5,643	35,890
Celadon Group, Inc. *	7,233	101,262
Con-way, Inc.	17,334	685,213
Dollar Thrifty Automotive Group, Inc. *	8,555	709,637
Eagle Bulk Shipping, Inc. *(a)	19,001	54,723
Forward Air Corp.	9,303	326,535
Genco Shipping & Trading Ltd. *(a)	6,143	48,898
Genesee & Wyoming, Inc., Class A *	12,473	740,273
Hawaiian Holdings, Inc. *	15,884	87,997
Heartland Express, Inc.	17,463	290,235
Hub Group, Inc., Class A *	11,893	453,837
JetBlue Airways Corp. *	77,692	471,590
Kirby Corp. *	17,123	984,059
Knight Transportation, Inc.	18,480	316,008
Landstar System, Inc.	15,241	721,204
Marten Transport Ltd.	5,051	113,344
Old Dominion Freight Line, Inc. *	14,632	546,213
Pacer International, Inc. *	11,120	58,046
Patriot Transportation Holding, Inc. *	2,498	55,955
RailAmerica, Inc. *	7,081	111,243
Republic Airways Holdings, Inc. *	13,804	67,364
Roadrunner Transportation Systems, Inc. *	3,859	57,885
Ryder System, Inc.	16,815	924,825
SkyWest, Inc.	17,809	274,793
Swift Transporation Co. *	22,760	308,398
Universal Truckload Services, Inc. *	1,776	29,091
US Airways Group, Inc. *	51,059	464,637
UTI Worldwide, Inc.	32,379	719,785
Werner Enterprises, Inc.	16,409	411,538
Zipcar, Inc. *	2,360	59,283

		14,011,753

Utilities 2.8%
ALLETE, Inc.	9,735	388,232
American States Water Co.	5,964	206,235
Avista Corp.	18,032	449,538
Black Hills Corp.	12,344	382,911
California Water Service Group	6,294	238,165
Central Vermont Public Service Corp.	3,509	120,359
CH Energy Group, Inc.	5,058	272,879
Chesapeake Utilities Corp.	3,540	143,158
Cleco Corp.	19,246	675,342
Connecticut Water Service, Inc.	2,670	67,311
Dynegy, Inc. *	31,804	192,732
El Paso Electric Co. *	13,582	422,943
GenOn Energy, Inc. *	242,940	969,331
Great Plains Energy, Inc.	43,088	912,173
Hawaiian Electric Industries, Inc.	29,854	741,275
IDACORP, Inc.	15,554	612,361
MGE Energy, Inc.	7,489	311,842
Middlesex Water Co.	4,730	88,735
New Jersey Resources Corp.	13,570	625,306
Nicor, Inc.	14,303	786,093
Northwest Natural Gas Co.	8,456	381,957
NorthWestern Corp.	11,428	377,924
Ormat Technologies, Inc. (a)	5,552	122,199
Piedmont Natural Gas Co., Inc.	21,454	675,157
PNM Resources, Inc.	24,751	409,134
Portland General Electric Co.	23,943	621,800
SJW Corp.	4,155	96,728
South Jersey Industries, Inc.	9,485	530,875
Southwest Gas Corp.	14,388	561,995
The Empire District Electric Co.	13,412	256,974
The Laclede Group, Inc.	6,634	249,505
UIL Holdings Corp.	16,063	532,167
Unisource Energy Corp.	11,607	439,789
Unitil Corp.	3,498	89,654
Vectren Corp.	25,800	728,076
WGL Holdings, Inc.	15,973	626,940

		15,307,795

Total Common Stock
(Cost $476,115,470)		552,874,873

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	722,066	722,066

Total Other Investment Company
(Cost $722,066)		722,066

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Clinical Data, Inc. *(b)(c)	5,521	—

Total Rights
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 1.5% of net assets

State Street Navigator Securities Lending Prime Portfolio	8,310,569	8,310,569

Total Collateral Invested for Securities on Loan
(Cost $8,310,569)		8,310,569

End of Collateral Invested for Securities on Loan

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

At 5/31/11, the tax basis cost of the fund’s investments was $477,516,553 and the unrealized appreciation and depreciation were $88,699,652 and $(12,619,266), respectively, with a net unrealized appreciation of $76,080,386.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. At the period end, the value of these amounted to $16,462 or 0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$525,835,684	$—	$—	$525,835,684
Retailing	27,022,727	—	16,462	27,039,189
Other Investment Company(a)	722,066	—	—	722,066
Rights	—	—	—	—

Total	$553,580,477	$—	$16,462	$553,596,939

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,310,569	$—	$—	$8,310,569

(a)	As categorized in Portfolio Holdings.

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Net
	Balance	Net	Change in				Balance
	as of	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Gain	Gains	Purchases	Transfers	Transfers	May 31,
Investments in Securities	2010	(Losses)	(Losses)	(Sales)	In	Out	2011

Common Stock
Retailing	$—	$(72)	$(16,570)	$12,658	$20,446	$—	$16,462
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	—	—	—	—	—

Total	$—	$(72)	$(16,570)	$12,658	$20,446	$—	$16,462

REG54091MAY11 - 00

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	113,975,908	121,945,243
0.1%	Other Investment Company	150,181	150,181

99.9%	Total Investments	114,126,089	122,095,424
0.1%	Other Assets and Liabilities, Net		93,442

100.0%	Net Assets		122,188,866

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Diversified REITs 8.0%
Colonial Properties Trust	27,541	581,115
Cousins Properties, Inc.	32,086	281,394
Liberty Property Trust	40,290	1,452,857
PS Business Parks, Inc.	6,885	395,819
Vornado Realty Trust	64,005	6,296,812
Washington Real Estate Investment Trust	22,865	789,529

		9,797,526

Industrial REITs 6.2%
DCT Industrial Trust, Inc.	86,011	486,822
DuPont Fabros Technology, Inc.	20,998	548,888
EastGroup Properties, Inc.	9,690	454,558
First Industrial Realty Trust, Inc. *	23,653	297,555
First Potomac Realty Trust	17,712	297,207
ProLogis	201,815	3,342,056
ProLogis, Inc.	59,755	2,210,338

		7,637,424

Office REITs 17.7%
Alexandria Real Estate Equities, Inc.	21,675	1,789,054
BioMed Realty Trust, Inc.	46,580	954,424
Boston Properties, Inc.	49,300	5,341,655
Brandywine Realty Trust	47,651	608,027
CommonWealth REIT	25,674	670,091
Corporate Office Properties Trust	23,885	846,007
Digital Realty Trust, Inc.	32,215	2,009,250
Douglas Emmett, Inc.	43,791	921,801
Duke Realty Corp.	89,373	1,344,170
Franklin Street Properties Corp.	25,520	349,369
Highwoods Properties, Inc.	25,500	920,040
Kilroy Realty Corp.	20,488	849,637
Mack-Cali Realty Corp.	30,600	1,082,016
Parkway Properties, Inc.	7,820	143,575
Piedmont Office Realty Trust, Inc., Class A	61,237	1,259,033
SL Green Realty Corp.	27,795	2,501,828

		21,589,977

Residential REITs 17.9%
American Campus Communities, Inc.	23,800	841,092
Apartment Investment & Management Co., Class A	41,565	1,111,033
AvalonBay Communities, Inc.	30,345	4,038,009
BRE Properties, Inc.	25,925	1,322,694
Camden Property Trust	24,480	1,573,574
Education Realty Trust, Inc.	24,999	217,491
Equity Lifestyle Properties, Inc.	11,050	649,188
Equity Residential	100,470	6,212,060
Essex Property Trust, Inc.	11,135	1,532,287
Home Properties, Inc.	13,347	826,179
Mid-America Apartment Communities, Inc.	12,157	833,362
Post Properties, Inc.	17,179	723,236
Sun Communities, Inc.	6,889	274,458
UDR, Inc.	64,601	1,683,502

		21,838,165

Retail REITs 24.9%
Acadia Realty Trust	14,217	293,581
Alexander’s, Inc.	1,245	488,314
CBL & Associates Properties, Inc.	48,879	940,432
Cedar Shopping Centers, Inc.	18,222	96,577
Developers Diversified Realty Corp.	68,769	996,463
Equity One, Inc.	20,740	406,711
Federal Realty Investment Trust	21,594	1,891,634
General Growth Properties, Inc.	139,432	2,297,839
Inland Real Estate Corp.	26,812	244,794
Kimco Realty Corp.	142,488	2,779,941
Kite Realty Group Trust	22,525	112,850
Pennsylvania Real Estate Investment Trust	19,644	337,091
Ramco-Gershenson Properties Trust	13,445	176,667
Regency Centers Corp.	28,998	1,342,897
Saul Centers, Inc.	2,736	109,221
Simon Property Group, Inc.	104,125	12,292,997
Tanger Factory Outlet Centers, Inc.	28,562	784,313
Taubman Centers, Inc.	19,465	1,178,995
The Macerich Co.	45,997	2,500,857
Weingarten Realty Investors	42,422	1,129,274

		30,401,448

Specialized REITs 25.1%
Ashford Hospitality Trust	20,768	296,359
DiamondRock Hospitality Co.	58,723	675,314
Extra Space Storage, Inc.	30,629	666,487
FelCor Lodging Trust, Inc. *	42,938	267,504

 1

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HCP, Inc.	131,750	4,998,595
Health Care REIT, Inc.	61,037	3,246,558
Healthcare Realty Trust, Inc.	22,950	505,359
Hersha Hospitality Trust	53,229	320,439
Hospitality Properties Trust	43,860	1,082,465
Host Hotels & Resorts, Inc.	236,385	4,155,648
LaSalle Hotel Properties	26,010	727,760
Nationwide Health Properties, Inc.	44,880	1,965,744
Public Storage	50,150	5,934,751
Senior Housing Properties Trust	50,405	1,217,281
Sovran Self Storage, Inc.	9,860	413,726
Sunstone Hotel Investors, Inc. *	41,701	424,099
U-Store-It Trust	29,948	337,514
Universal Health Realty Income Trust	4,165	180,386
Ventas, Inc.	57,885	3,264,714

		30,680,703

Total Common Stock
(Cost $113,975,908)		121,945,243

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	150,181	150,181

Total Other Investment Company
(Cost $150,181)		150,181

End of Investments

At 5/31/11, the tax basis cost of the fund’s investments was $114,147,585 and the unrealized appreciation and depreciation were $8,274,448 and ($326,609), respectively, with a net unrealized appreciation of $7,947,839.

*	Non-income producing security.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$121,945,243	$—	$—	$121,945,243
Other Investment Company(a)	150,181	—	—	150,181

Total	$122,095,424	$—	$—	$122,095,424

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG56693MAY11 - 00

 3

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	610,368,436	672,826,538
0.3%	Preferred Stock	1,694,809	2,209,611
—%	Rights	149,797	216,502
—%	Other Investment Company	122,033	122,033

99.2%	Total Investments	612,335,075	675,374,684
0.6%	Collateral Invested for Securities on Loan	4,300,988	4,300,988
0.2%	Other Assets and Liabilities, Net		1,006,723

100.0%	Net Assets		680,682,395

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 7.2%

Banks 2.0%
Australia & New Zealand Banking Group Ltd.	116,928	2,757,236
Bank of Queensland Ltd.	11,136	103,827
Bendigo & Adelaide Bank Ltd.	21,808	207,976
Commonwealth Bank of Australia	76,096	4,104,479
National Australia Bank Ltd.	105,792	2,985,004
Westpac Banking Corp.	144,768	3,413,721

		13,572,243

Capital Goods 0.0%
GWA Group Ltd.	40,600	130,649
Leighton Holdings Ltd.	5,906	146,001

		276,650

Commercial & Professional Services 0.1%
Brambles Ltd.	80,968	634,988
Downer EDI Ltd.	32,248	134,011

		768,999

Consumer Services 0.2%
Crown Ltd.	31,552	294,513
Flight Centre Ltd.	4,408	103,709
TABCORP Holdings Ltd.	62,640	521,287
Tatts Group Ltd.	185,832	455,431

		1,374,940

Diversified Financials 0.2%
ASX Ltd.	10,440	359,761
Challenger Ltd.	21,808	111,308
IOOF Holdings Ltd.	19,720	140,575
Macquarie Group Ltd.	13,920	504,304

		1,115,948

Energy 0.5%
Aquila Resources Ltd. *	4,176	39,603
Energy Resources of Australia Ltd.	13,224	69,750
New Hope Corp., Ltd.	18,560	104,816
Origin Energy Ltd.	53,738	938,501
Paladin Energy Ltd. *	696	2,336
Santos Ltd.	41,760	656,781
Woodside Petroleum Ltd.	25,065	1,245,395
WorleyParsons Ltd.	11,368	363,395

		3,420,577

Food & Staples Retailing 0.5%
Metcash Ltd.	71,688	299,438
Wesfarmers Ltd.	43,384	1,534,764
Wesfarmers Ltd., Price Protected Shares	9,976	356,634
Woolworths Ltd.	52,664	1,538,144

		3,728,980

Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	44,080	553,300
Foster’s Group Ltd.	119,480	553,807
Treasury Wine Estates Ltd. *	39,825	141,735

		1,248,842

Health Care Equipment & Services 0.1%
Cochlear Ltd.	1,856	157,758
Ramsay Health Care Ltd.	3,480	68,341
Sonic Healthcare Ltd.	14,616	191,561

		417,660

Insurance 0.3%
AMP Ltd.	132,285	734,383
Insurance Australia Group Ltd.	119,248	451,080
QBE Insurance Group Ltd.	33,176	625,000
Suncorp Group Ltd.	31,320	278,999

		2,089,462

Materials 2.0%
Adelaide Brighton Ltd.	26,216	87,993
Alumina Ltd.	98,832	243,267
Amcor Ltd.	86,536	666,667
BHP Billiton Ltd.	143,608	6,788,037
BlueScope Steel Ltd.	47,560	73,989
Boral Ltd.	27,608	135,616
DuluxGroup Ltd.	16,008	49,296
Fortescue Metals Group Ltd.	95,120	660,836
Iluka Resources Ltd.	34,336	572,217
Incitec Pivot Ltd.	90,016	368,320
Newcrest Mining Ltd.	25,520	1,079,556
Nufarm Ltd. *	11,832	61,021
OneSteel Ltd.	58,000	116,496
Orica Ltd.	16,008	445,026
OZ Minerals Ltd.	12,736	191,756
Rio Tinto Ltd.	20,880	1,813,269
Sims Metal Management Ltd.	10,672	193,544

		13,546,906

 1

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.0%
Consolidated Media Holdings Ltd.	35,496	107,038

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	31,088	1,122,966

Real Estate 0.6%
CFS Retail Property Trust	195,808	391,206
Commonwealth Property Office Fund	253,832	247,481
Dexus Property Group	286,056	269,754
Goodman Group	235,480	184,423
GPT Group	98,672	328,037
Lend Lease Group	32,753	312,355
Mirvac Group	150,104	203,928
Stockland	135,720	510,496
Westfield Group	119,248	1,155,019
Westfield Retail Trust	119,248	337,992

		3,940,691

Software & Services 0.0%
Computershare Ltd.	29,696	297,440

Telecommunication Services 0.1%
Telstra Corp., Ltd.	170,752	549,474

Transportation 0.1%
Asciano Group	118,784	199,981
MAP Group	23,650	77,869
Qantas Airways Ltd. *	71,920	160,932
Transurban Group	103,472	601,991

		1,040,773

Utilities 0.1%
AGL Energy Ltd.	29,232	447,599

		49,067,188

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	13,001	647,523
Raiffeisen Bank International Holding AG	6,728	367,446

		1,014,969

Capital Goods 0.0%
Strabag SE	2,552	78,841

Energy 0.1%
OMV AG	8,352	346,577

Insurance 0.0%
Vienna Insurance Group AG	2,088	118,778

Materials 0.1%
Voestalpine AG	8,584	429,198

Real Estate 0.0%
Immofinanz AG *	42,744	188,463

Telecommunication Services 0.0%
Telekom Austria AG	10,208	132,075

		2,308,901

Belgium 0.7%

Banks 0.1%
Dexia S.A. *	46,932	163,613
KBC GROEP N.V.	9,976	421,497

		585,110

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	4,176	378,035

Food & Staples Retailing 0.1%
Colruyt S.A.	4,640	266,218
Delhaize Group	1,160	95,838

		362,056

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	36,192	2,181,081

Insurance 0.1%
Ageas	131,312	362,257

Materials 0.1%
Solvay S.A.	1,624	242,571
Umicore	5,104	280,990

		523,561

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	6,728	320,923

Telecommunication Services 0.0%
Belgacom S.A.	6,728	234,260

		4,947,283

Canada 8.9%

Automobiles & Components 0.0%
Magna International, Inc.	5,000	242,040

Banks 2.1%
Bank of Montreal	23,200	1,482,731
Bank of Nova Scotia	46,400	2,842,859
Canadian Imperial Bank of Commerce	23,200	1,923,097
Royal Bank of Canada	69,600	4,067,453
The Toronto-Dominion Bank	46,400	3,999,447

		14,315,587

Capital Goods 0.2%
Bombardier, Inc., B Shares	92,800	646,540
Finning International, Inc.	23,200	688,205

		1,334,745

Energy 2.4%
Cameco Corp.	23,200	648,455
Canadian Natural Resources Ltd.	46,400	2,019,598
Cenovus Energy, Inc.	46,400	1,714,528
Crescent Point Energy Corp.	5,000	242,143
Enbridge, Inc.	46,400	1,555,048
EnCana Corp.	46,400	1,581,388
Husky Energy, Inc.	23,200	709,996
Imperial Oil Ltd.	23,200	1,152,277
MEG Energy Corp. *	5,100	269,779
Nexen, Inc.	23,200	535,191
Pacific Rubiales Energy Corp.	6,600	184,202
Suncor Energy, Inc.	69,600	2,905,837
Talisman Energy, Inc.	46,400	979,867
TransCanada Corp.	46,400	2,078,027

		16,576,336

Food & Staples Retailing 0.1%
Shoppers Drug Mart Corp.	23,200	969,091

Food, Beverage & Tobacco 0.2%
Saputo, Inc.	23,200	1,137,431

2

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.7%
Great-West Lifeco, Inc.	23,200	629,538
Manulife Financial Corp.	92,800	1,654,184
Power Corp. of Canada	23,200	666,654
Power Financial Corp.	23,200	739,211
Sun Life Financial, Inc.	23,200	729,153

		4,418,740

Materials 1.9%
Agnico-Eagle Mines Ltd.	1,600	103,430
Agrium, Inc.	2,000	175,528
Barrick Gold Corp.	50,300	2,408,440
Eldorado Gold Corp.	2,600	41,247
First Quantum Minerals Ltd.	1,300	176,795
Goldcorp, Inc.	46,400	2,320,838
IAMGOLD Corp.	4,600	96,952
Ivanhoe Mines Ltd. *	27,085	681,563
Kinross Gold Corp.	46,400	728,914
Osisko Mining Corp. *	23,200	341,708
Potash Corp. of Saskatchewan, Inc.	52,360	2,951,853
Silver Wheaton Corp.	23,200	855,827
Teck Resources Ltd., Class B	31,000	1,626,072
Yamana Gold, Inc.	23,200	297,648

		12,806,815

Media 0.2%
Shaw Communications, Inc., B Shares	23,200	497,356
Thomson Reuters Corp.	23,200	903,719

		1,401,075

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc.	5,400	283,084

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	23,200	760,522
Brookfield Office Properties, Inc.	46,400	907,550

		1,668,072

Software & Services 0.1%
CGI Group, Inc., A Shares *	23,200	534,952

Technology Hardware & Equipment 0.2%
Research In Motion Ltd. *	24,200	1,032,843

Telecommunication Services 0.3%
BCE, Inc.	23,200	933,891
Rogers Communications, Inc., B Shares	23,200	884,562

		1,818,453

Transportation 0.3%
Canadian National Railway Co.	23,200	1,814,382

		60,353,646

China 0.1%

Consumer Durables & Apparel 0.0%
Anta Sports Products Ltd.	3,000	5,609

Materials 0.1%
China Zhongwang Holdings Ltd. (a)	92,800	39,375
Fosun International	116,000	91,727
Hidili Industry International Development Ltd.	46,000	40,219

		171,321

Real Estate 0.0%
Agile Property Holdings Ltd.	58,000	99,781
Greentown China Holdings Ltd.	15,500	16,043

		115,824

Retailing 0.0%
Golden Eagle Retail Group Ltd.	20,000	51,816

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *(a)	37,000	20,837

		365,407

Denmark 1.0%

Banks 0.1%
Danske Bank A/S *	50,712	1,065,892

Capital Goods 0.1%
FLSmidth & Co. A/S	2,552	211,260
Vestas Wind Systems A/S *	10,904	328,430

		539,690

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	6,264	723,527

Health Care Equipment & Services 0.0%
Coloplast A/S, B Shares	1,392	204,804
William Demant Holding A/S *	1,392	131,526

		336,330

Materials 0.1%
Novozymes A/S, B Shares	2,088	350,087

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Novo Nordisk A/S, B Shares	24,824	3,109,043

Transportation 0.1%
AP Moller - Maersk AS, A Shares	23	212,885
AP Moller - Maersk AS, B Shares	45	432,827

		645,712

		6,770,281

Finland 0.9%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	6,496	316,393

Capital Goods 0.2%
Kone Oyj, B Shares	11,136	701,839
Metso Oyj	3,248	187,053
Wartsila Oyj	11,136	403,590

		1,292,482

Energy 0.0%
Neste Oil Oyj	9,744	168,516

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	2,784	138,279

Insurance 0.1%
Sampo Oyj, A Shares	29,464	963,632

Materials 0.2%
Outokumpu Oyj	9,976	146,857
Rautaruukki Oyj	7,424	175,140

 3

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stora Enso Oyj, R Shares	35,728	399,087
UPM-Kymmene Oyj	27,608	519,929

		1,241,013

Media 0.0%
Sanoma Oyj	3,480	65,987

Technology Hardware & Equipment 0.2%
Nokia Oyj	153,120	1,045,595

Utilities 0.1%
Fortum Oyj	22,736	759,932

		5,991,829

France 9.1%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin, B Shares	7,304	683,880
PSA Peugeot S.A. *	9,744	411,974
Renault S.A.	11,832	670,522

		1,766,376

Banks 1.0%
BNP Paribas (a)	48,952	3,815,644
Credit Agricole S.A. (a)	40,600	619,853
Natixis *	45,472	255,468
Societe Generale (a)	35,728	2,118,192

		6,809,157

Capital Goods 1.3%
Alstom S.A.	13,456	832,194
Bouygues S.A.	12,760	588,835
Compagnie de Saint-Gobain	25,056	1,654,241
Eiffage S.A.	3,016	199,664
Legrand S.A.	8,816	372,105
Safran S.A.	9,512	386,303
Schneider Electric S.A.	12,528	2,063,974
Thales S.A.	3,480	145,533
Vallourec S.A.	5,568	696,156
Vinci S.A.	23,432	1,510,304
Wendel	1,624	197,045

		8,646,354

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	3,480	291,766
Edenred	13,920	411,734
Societe BIC S.A.	2,088	196,762

		900,262

Consumer Durables & Apparel 0.7%
Christian Dior S.A.	4,408	679,953
Hermes International	2,088	537,006
LVMH Moet Hennessy Louis Vuitton S.A.	19,024	3,306,481

		4,523,440

Consumer Services 0.2%
Accor S.A.	13,920	636,762
Sodexo	8,816	678,053

		1,314,815

Diversified Financials 0.0%
Eurazeo	1,991	157,940

Energy 1.0%
Compagnie Generale De Geophysique-Veritas *	7,424	277,491
Technip S.A.	5,104	548,405
Total S.A.	99,760	5,740,900

		6,566,796

Food & Staples Retailing 0.3%
Carrefour S.A. *	36,888	1,632,269
Casino Guichard Perrachon S.A.	3,016	315,212

		1,947,481

Food, Beverage & Tobacco 0.5%
Danone S.A.	28,536	2,090,139
Pernod Ricard S.A.	10,922	1,101,458

		3,191,597

Health Care Equipment & Services 0.1%
bioMerieux	928	108,915
Essilor International S.A.	10,672	863,298

		972,213

Household & Personal Products 0.2%
L’Oreal S.A.	12,528	1,574,636

Insurance 0.4%
AXA S.A.	105,345	2,247,428
CNP Assurances	8,352	169,596
SCOR SE	8,120	225,178

		2,642,202

Materials 0.4%
Air Liquide S.A.	13,024	1,807,360
Eramet	696	233,083
Lafarge S.A.	10,440	719,809

		2,760,252

Media 0.4%
Eutelsat Communications	3,016	133,586
JC Decaux S.A. *	2,552	81,942
Lagardere S.C.A.	6,032	246,100
PagesJaunes Groupe (a)	4,872	50,155
Publicis Groupe	6,264	343,996
Societe Television Francaise 1	7,424	132,876
Vivendi	59,392	1,655,982

		2,644,637

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	60,552	4,789,465

Real Estate 0.2%
Gecina S.A.	1,160	169,180
Klepierre	4,176	178,121
Unibail-Rodamco SE	4,408	992,998

		1,340,299

Retailing 0.1%
PPR	4,640	806,792

Software & Services 0.1%
Atos Origin S.A. *	3,016	176,207
Cap Gemini S.A. *	6,728	383,743
Dassault Systemes S.A.	2,320	197,146

		757,096

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	131,776	743,178

4

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.3%
France Telecom S.A.	87,464	1,999,238

Transportation 0.0%
Air France-KLM *	4,640	77,844

Utilities 0.7%
Electricite de France	15,776	639,224
GDF Suez	80,968	2,975,173
Suez Environnement S.A.	19,024	398,610
Veolia Environnement (a)	24,360	735,593

		4,748,600

		61,680,670

Germany 6.8%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	16,472	1,455,855
Continental AG *	3,248	333,857
Daimler AG - Reg’d	46,953	3,314,568
Volkswagen AG	1,160	194,194

		5,298,474

Banks 0.1%
Commerzbank AG *	94,192	430,605

Capital Goods 1.1%
GEA Group AG	9,976	335,161
Hochtief AG	3,016	253,428
MAN SE *	7,424	1,033,121
Siemens AG - Reg’d	41,296	5,521,141
SMA Solar Technology AG (a)	464	50,562

		7,193,413

Consumer Durables & Apparel 0.1%
Adidas AG	11,136	838,717
Puma AG Rudolf Dassler Sport	464	146,417

		985,134

Consumer Services 0.0%
TUI AG *	16,936	187,425

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	48,720	2,900,700
Deutsche Boerse AG	10,440	822,168

		3,722,868

Food & Staples Retailing 0.1%
Metro AG	10,208	680,040

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	9,512	688,372
Fresenius SE	5,800	608,429

		1,296,801

Household & Personal Products 0.1%
Beiersdorf AG	3,712	245,713
Henkel AG & Co. KGaA	3,944	228,327

		474,040

Insurance 0.7%
Allianz SE - Reg’d	22,272	3,079,512
Hannover Rueckversicherung AG - Reg’d	3,016	160,056
Muenchener Rueckversicherungs - Gesellschaft AG - Reg’d	9,512	1,457,696

		4,697,264

Materials 1.1%
BASF SE	39,440	3,643,473
HeidelbergCement AG	9,744	677,005
K&S AG	9,288	739,190
Lanxess AG	3,712	320,129
Linde AG	5,800	980,141
Salzgitter AG	2,320	171,264
ThyssenKrupp AG	18,560	880,635
Wacker Chemie AG	696	155,088

		7,566,925

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	41,064	3,361,963
Merck KGaA	3,016	331,212

		3,693,175

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	47,560	549,781

Software & Services 0.4%
SAP AG	42,688	2,649,267

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	148,944	2,211,878

Transportation 0.1%
Deutsche Lufthansa AG - Reg’d	8,584	186,833
Deutsche Post AG - Reg’d	40,832	768,090

		954,923

Utilities 0.6%
E.ON AG	97,440	2,764,473
RWE AG	19,720	1,149,004

		3,913,477

		46,505,490

Greece 0.1%

Banks 0.1%
Alpha Bank AE *	23,500	106,756
EFG Eurobank Ergasias SA *	18,385	84,049
National Bank of Greece S.A. ADR *	221,792	299,419

		490,224

Consumer Services 0.0%
OPAP S.A.	3,000	54,988

Energy 0.0%
Hellenic Petroleum S.A.	5,000	47,872

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co. S.A. ADR	7,424	187,085

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A.	16,000	163,311

Utilities 0.0%
Public Power Corp. S.A.	2,000	26,481

		969,961

 5

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Hong Kong 4.0%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	110,000	42,430
Xinyi Glass Holdings Co., Ltd.	94,000	95,844

		138,274

Banks 0.4%
BOC Hong Kong Holdings Ltd.	232,000	714,424
Dah Sing Banking Group Ltd.	199,360	299,907
Hang Seng Bank Ltd.	69,600	1,114,144
The Bank of East Asia Ltd.	139,200	608,529

		2,737,004

Capital Goods 0.5%
Hutchison Whampoa Ltd.	232,000	2,684,684
Jardine Matheson Holdings Ltd.	4,000	209,600
Johnson Electric Holdings Ltd.	246,000	151,191
Noble Group Ltd.	282,181	482,322

		3,527,797

Consumer Durables & Apparel 0.0%
C C Land Holdings Ltd.	269,000	102,032
Hutchison Harbour Ring Ltd.	464,000	50,711
Techtronic Industries Co., Ltd.	116,000	141,543

		294,286

Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd. *	464,000	83,524
Galaxy Entertainment Group Ltd. *	232,000	527,988
Sands China Ltd. *	92,800	242,218
The Hongkong & Shanghai Hotels Ltd.	116,000	200,158

		1,053,888

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	69,600	1,555,327

Food, Beverage & Tobacco 0.2%
China Huiyuan Juice Group Ltd.	116,000	72,188
China Mengniu Dairy Co., Ltd.	74,000	235,964
China Yurun Food Group Ltd.	232,000	756,186
Want Want China Holdings Ltd.	464,000	446,851

		1,511,189

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	116,000	1,000,045

Insurance 0.2%
AIA Group Ltd. *	417,600	1,473,892

Materials 0.1%
Fushan International Energy Group Ltd.	108,000	69,431
Huabao International Holdings Ltd.	232,000	327,532
Lee & Man Paper Manufacturing Ltd.	72,000	43,881
Nine Dragons Paper Holdings Ltd.	62,000	58,911

		499,755

Real Estate 1.1%
Cheung Kong (Holdings) Ltd.	70,000	1,092,646
Chinese Estates Holdings Ltd.	116,000	205,826
Hang Lung Group Ltd.	20,000	129,863
Hang Lung Properties Ltd.	42,000	174,697
Henderson Land Development Co., Ltd.	20,000	135,263
Hongkong Land Holdings Ltd.	232,000	1,719,120
Hopewell Holdings Ltd.	116,000	362,432
Hysan Development Co., Ltd.	31,000	152,859
Kerry Properties Ltd.	10,000	51,045
Kowloon Development Co., Ltd.	25,000	35,037
KWG Property Holding Ltd.	27,000	19,163
New World Development Co., Ltd.	232,000	395,544
Sino Land Co., Ltd.	50,000	87,947
Sun Hung Kai Properties Ltd.	115,000	1,790,625
Swire Pacific Ltd.	30,000	463,648
The Link REIT	116,000	395,245
The Wharf Holdings Ltd.	33,000	243,550
Wheelock & Co., Ltd.	10,000	41,916

		7,496,426

Retailing 0.3%
Belle International Holdings Ltd.	232,000	490,402
Esprit Holdings Ltd.	92,848	349,190
GOME Electrical Appliances Holdings Ltd. *	928,000	366,310
Li & Fung Ltd.	120,000	268,777
Lifestyle International Holdings Ltd.	116,000	338,569
Parkson Retail Group Ltd.	232,000	351,992

		2,165,240

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	23,200	313,213
GCL Poly Energy Holdings Ltd.	325,000	175,090

		488,303

Software & Services 0.1%
Alibaba.com Ltd.	14,000	23,653
Tencent Holdings Ltd.	28,200	812,194

		835,847

Transportation 0.2%
Cathay Pacific Airways Ltd.	62,000	148,434
Hopewell Highway Infrastructure Ltd.	1,392,000	961,117

		1,109,551

Utilities 0.2%
CLP Holdings Ltd.	50,000	424,947
Hong Kong & China Gas Co., Ltd.	255,200	586,693
Power Assets Holdings Ltd.	50,000	356,158

		1,367,798

		27,254,622

Ireland 0.4%

Banks 0.0%
The Governor & Company of the Bank of Ireland *	203,696	38,654

Commercial & Professional Services 0.1%
Experian plc	45,704	601,812

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	5,336	228,597

Materials 0.1%
CRH plc	33,872	736,989

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Elan Corp. plc *	35,264	347,264

6

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shire plc	24,360	768,628

		1,115,892

Transportation 0.0%
Ryanair Holdings plc	11,021	54,661

		2,776,605

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M. *	52,896	272,510
Bank Leumi Le-Israel	31,320	152,229
Israel Discount Bank, A Shares *	42,462	84,866

		509,605

Capital Goods 0.0%
Clal Industries Ltd.	3,480	27,430
Delek Group Ltd.	232	56,286
Ormat Industries Ltd.	12,296	70,799

		154,515

Energy 0.0%
Delek Drilling - LP *	11,136	39,296

Materials 0.1%
Israel Chemicals Ltd.	21,808	355,989
The Israel Corp., Ltd.	232	253,309

		609,298

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	43,998	2,255,157

Software & Services 0.0%
NICE Systems Ltd. *	2,320	83,017

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	76,328	194,167
Partner Communications Co., Ltd.	2,320	39,717

		233,884

		3,884,772

Italy 2.5%

Automobiles & Components 0.1%
Fiat S.p.A.	24,824	263,548
Pirelli & C S.p.A.	22,323	222,234

		485,782

Banks 0.6%
Banca Carige S.p.A.	49,648	124,904
Banca Monte dei Paschi di Siena S.p.A.	144,536	182,331
Banca Popolare di Milano Scarl	31,088	85,675
Banco Popolare Societa Cooperatira	79,607	207,142
Intesa Sanpaolo	431,984	1,119,699
UniCredit S.p.A.	924,315	2,098,167
Unione di Banche Italiane S.c.p.A.	30,856	241,976

		4,059,894

Capital Goods 0.1%
Fiat Industrial S.p.A. *	24,824	326,179
Finmeccanica S.p.A.	20,648	256,911

		583,090

Consumer Durables & Apparel 0.1%
Bulgari S.p.A.	10,440	181,754
Luxottica Group S.p.A.	9,048	288,764

		470,518

Consumer Services 0.0%
Autogrill S.p.A.	10,672	136,084

Diversified Financials 0.1%
EXOR S.p.A.	4,408	148,411
Mediobanca S.p.A.	22,504	249,756

		398,167

Energy 0.6%
Eni S.p.A.	132,008	3,161,646
Saipem S.p.A.	16,240	856,120

		4,017,766

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A. *	54,520	202,058

Insurance 0.2%
Assicurazioni Generali S.p.A.	76,792	1,679,125

Media 0.0%
Mediaset S.p.A.	41,296	215,859

Telecommunication Services 0.1%
Telecom Italia S.p.A.	582,320	825,004
Telecom Italia S.p.A. - RSP	209,032	255,429

		1,080,433

Transportation 0.1%
Atlantia S.p.A.	16,985	401,182

Utilities 0.5%
A2A S.p.A.	90,248	152,575
Enel S.p.A.	354,496	2,432,942
Snam Rete Gas S.p.A.	79,112	466,071
Terna-Rete Elettrica Nazionale S.p.A.	72,616	354,309

		3,405,897

		17,135,855

Japan 15.5%

Automobiles & Components 1.9%
Bridgestone Corp.	23,200	527,169
Denso Corp.	23,200	831,590
Honda Motor Co., Ltd.	69,600	2,647,267
Isuzu Motors Ltd.	6,000	27,991
Mazda Motor Corp.	10,000	25,234
Mitsubishi Motors Corp. *	464,000	548,301
NHK Spring Co., Ltd.	5,000	48,929
Nissan Motor Co., Ltd.	116,000	1,162,285
Nok Corp.	23,200	395,520
Sumitomo Rubber Industries Ltd.	23,200	267,868
Suzuki Motor Corp.	23,200	511,462
Takata Corp.	2,000	58,100
Toyota Auto Body Co., Ltd.	23,200	359,537
Toyota Motor Corp.	116,000	4,854,751
Yamaha Motor Co., Ltd. *	23,200	414,939

		12,680,943

Banks 1.3%
77 Bank Ltd.	3,000	11,558
Aozora Bank Ltd.	232,000	499,754
Fukuoka Financial Group, Inc.	7,000	27,745

 7

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hokuhoku Financial Group, Inc.	232,000	439,783
Mitsubishi UFJ Financial Group, Inc.	626,400	2,891,433
Mizuho Financial Group, Inc.	905,500	1,426,686
Mizuho Trust & Banking Co., Ltd. *	232,000	199,902
Resona Holdings, Inc.	92,800	410,084
Sapporo Hokuyo Holdings, Inc.	46,400	188,479
Senshu Ikeda Holdings, Inc.	185,600	239,882
Shinsei Bank Ltd. *	242,000	253,200
Sumitomo Mitsui Financial Group, Inc.	69,600	2,013,294
Sumitomo Mitsui Trust Holdings, Inc.	80,000	274,741
The Juroku Bank Ltd.	20,000	57,361
The Nanto Bank Ltd.	4,000	16,544
The San-In Godo Bank Ltd.	2,000	13,097
The Shiga Bank Ltd.	8,000	42,147
Yamaguchi Financial Group, Inc.	9,000	80,539

		9,086,229

Capital Goods 2.3%
COMSYS Holdings Corp.	23,200	226,174
Daikin Industries Ltd.	23,200	772,762
Fanuc Ltd.	13,790	2,120,102
Hitachi Cable Ltd.	7,000	17,319
IHI Corp.	232,000	574,003
ITOCHU Corp.	46,400	478,621
JS Group Corp.	23,200	565,721
JTEKT Corp.	23,200	306,706
Kawasaki Heavy Industries Ltd.	232,000	831,019
Komatsu Ltd.	69,600	2,083,545
Mitsubishi Corp.	69,600	1,762,275
Mitsubishi Electric Corp.	4,000	45,052
Mitsubishi Heavy Industries Ltd.	232,000	1,125,160
Mitsui & Co., Ltd.	69,600	1,185,702
Nippon Sheet Glass Co., Ltd.	3,000	9,860
Sojitz Corp.	116,000	215,608
Sumitomo Corp.	69,600	926,972
Sumitomo Electric Industries Ltd.	46,400	667,671
THK Co., Ltd.	23,200	571,719
Toyota Tsusho Corp.	23,200	379,527
Ushio, Inc.	23,200	456,918

		15,322,436

Commercial & Professional Services 0.2%
Nissha Printing Co., Ltd.	3,500	66,131
Secom Co., Ltd.	23,200	1,098,031

		1,164,162

Consumer Durables & Apparel 0.8%
Funai Electric Co., Ltd.	3,200	97,253
Haseko Corp. *	126,000	88,405
Makita Corp.	23,200	985,229
NAMCO BANDAI Holdings, Inc.	23,200	267,297
Nikon Corp.	23,200	542,590
Panasonic Corp.	139,200	1,634,623
Sega Sammy Holdings, Inc.	23,200	449,493
Sony Corp.	46,400	1,235,391
Sumitomo Forestry Co., Ltd.	23,200	201,044

		5,501,325

Diversified Financials 0.4%
Acom Co., Ltd. *(a)	400	6,391
Credit Saison Co., Ltd.	23,200	350,970
Daiwa Securities Group, Inc.	130,000	532,866
kabu.com Securities Co., Ltd.	5,700	16,769
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,640	176,770
Monex Group, Inc. (a)	232	46,034
Nomura Holdings, Inc.	208,800	1,048,626
ORIX Corp.	4,640	443,210
Promise Co., Ltd.	16,100	115,340
SBI Holdings, Inc.	928	89,670

		2,826,646

Energy 0.2%
Cosmo Oil Co., Ltd.	5,000	15,017
Inpex Corp.	44	318,464
Japan Petroleum Exploration Co.	3,500	167,159
JX Holdings, Inc.	96,200	632,334
Showa Shell Sekiyu K.K.	23,200	227,317

		1,360,291

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	46,400	535,165
Seven & I Holdings Co., Ltd.	46,400	1,231,393

		1,766,558

Food, Beverage & Tobacco 0.4%
Ajinomoto Co., Inc.	10,000	115,337
Asahi Breweries Ltd.	23,200	452,349
Japan Tobacco, Inc.	232	896,701
Kagome Co., Ltd.	23,200	406,371
Kewpie Corp.	23,200	281,861
Kirin Holdings Co., Ltd.	10,000	139,956
Sapporo Holdings Ltd.	10,000	37,666
Toyo Suisan Kaisha Ltd.	2,000	46,874
Yakult Honsha Co., Ltd.	2,000	55,391

		2,432,506

Health Care Equipment & Services 0.2%
Medipal Holdings Corp.	6,900	61,407
Miraca Holdings, Inc.	2,100	82,330
Olympus Corp.	23,200	717,075
Suzuken Co., Ltd.	2,100	48,907
Terumo Corp.	6,100	343,895

		1,253,614

Household & Personal Products 0.1%
Kao Corp.	23,200	596,278
Shiseido Co., Ltd.	5,200	89,227
Unicharm Corp.	2,100	85,044

		770,549

Insurance 0.5%
NKSJ Holdings, Inc. *	6,000	37,814
Sony Financial Holdings, Inc.	46,400	845,298
T&D Holdings, Inc.	23,200	558,296
The Dai-ichi Life Insurance Co., Ltd.	464	701,369
Tokio Marine Holdings, Inc.	46,400	1,273,087

		3,415,864

Materials 1.1%
Asahi Kasei Corp.	10,000	65,485
Hitachi Chemical Co., Ltd.	23,200	469,769
JFE Holdings, Inc.	26,300	657,176
JSR Corp.	23,200	459,202
Kobe Steel Ltd.	232,000	499,754
Mitsubishi Chemical Holdings Corp.	116,000	806,746
Nippon Steel Corp.	232,000	691,088
Nissan Chemical Industries Ltd.	11,200	116,219

8

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nisshin Steel Co., Ltd.	4,000	7,681
Nitto Denko Corp.	23,200	1,212,260
Shin-Etsu Chemical Co., Ltd.	23,200	1,203,693
Showa Denko K.K.	232,000	471,196
Sumitomo Chemical Co., Ltd.	10,000	49,975
Sumitomo Metal Industries Ltd.	232,000	474,052
Sumitomo Metal Mining Co., Ltd.	10,000	161,743
Tokuyama Corp.	2,000	9,675
Tokyo Steel Manufacturing Co., Ltd.	23,200	221,034
Toray Industries, Inc.	30,000	227,474

		7,804,222

Media 0.1%
Dentsu, Inc.	23,200	622,265
Hakuhodo DY Holdings, Inc.	4,640	237,883
SKY Perfect JSAT Holdings, Inc.	131	51,116

		911,264

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	23,200	885,278
Chugai Pharmaceutical Co., Ltd.	23,200	381,241
Daiichi Sankyo Co., Ltd.	23,200	450,064
Dainippon Sumitomo Pharma Co., Ltd.	23,200	218,749
Eisai Co., Ltd.	23,200	882,423
Kissei Pharmaceutical Co., Ltd.	1,700	33,146
Otsuka Holdings Co., Ltd. *	23,200	609,985
Shionogi & Co., Ltd.	23,200	392,093
Takeda Pharmaceutical Co., Ltd.	23,200	1,103,742

		4,956,721

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	1,000	82,718
Mitsubishi Estate Co., Ltd.	41,000	730,268
Mitsui Fudosan Co., Ltd.	28,000	470,113
NTT Urban Development Corp.	232	198,759
Sumitomo Real Estate Sales Co., Ltd.	2,320	101,807
Sumitomo Realty & Development Co., Ltd.	14,000	297,612
Tokyo Tatemono Co., Ltd.	1,000	3,607

		1,884,884

Retailing 0.3%
Aoyama Trading Co., Ltd.	4,100	66,163
DeNA Co., Ltd.	1,900	67,473
Fast Retailing Co., Ltd.	1,500	218,611
Isetan Mitsukoshi Holdings Ltd.	46,400	427,789
J Front Retailing Co., Ltd.	34,000	138,946
Komeri Co., Ltd.	1,000	27,105
Marui Group Co., Ltd.	23,200	164,776
Point, Inc.	2,320	103,378
USS Co., Ltd.	2,320	177,056
Yamada Denki Co., Ltd.	9,280	724,215

		2,115,512

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	1,900	35,409
Elpida Memory, Inc. *	9,400	129,591
Shinko Electric Industries Co., Ltd.	9,900	94,686
Sumco Corp. *	1,600	28,754
Tokyo Electron Ltd.	23,200	1,279,370
Ulvac, Inc.	2,600	65,832

		1,633,642

Software & Services 0.4%
IT Holdings Corp.	9,900	85,181
KONAMI Corp.	23,200	480,049
Nintendo Co., Ltd.	2,600	603,914
Nomura Research Institute Ltd.	23,200	483,191
NTT Data Corp.	232	730,783
Square Enix Holdings Co., Ltd.	3,900	62,984
Trend Micro, Inc.	2,800	85,130
Yahoo! Japan Corp.	696	230,372

		2,761,604

Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	23,200	236,740
Brother Industries Ltd.	23,200	327,267
Canon, Inc.	69,600	3,345,495
FUJIFILM Holdings Corp.	23,200	685,091
Fujitsu Ltd.	31,000	162,937
Hamamatsu Photonics KK	2,100	85,561
Hitachi Ltd.	232,000	1,325,062
Hoya Corp.	23,200	480,335
Ibiden Co., Ltd.	3,100	100,395
Keyence Corp.	1,000	262,186
Konica Minolta Holdings, Inc.	10,000	84,072
Kyocera Corp.	10,500	1,099,889
Mitsumi Electric Co., Ltd.	6,100	66,301
Murata Manufacturing Co., Ltd.	23,200	1,459,281
NEC Corp.	82,000	171,590
Nippon Electric Glass Co., Ltd.	10,000	141,310
OMRON Corp.	23,200	597,420
Ricoh Co., Ltd.	15,000	165,620
Seiko Epson Corp.	5,200	87,179
Taiyo Yuden Co., Ltd.	1,000	13,639
TDK Corp.	3,100	163,319
Toshiba Corp.	55,000	291,113

		11,351,802

Telecommunication Services 0.8%
KDDI Corp.	232	1,662,039
Nippon Telegraph & Telephone Corp.	23,200	1,090,891
NTT DoCoMo, Inc.	928	1,734,003
SOFTBANK Corp.	23,200	898,129

		5,385,062

Transportation 0.7%
All Nippon Airways Co., Ltd. *	232,000	705,367
Central Japan Railway Co.	152	1,193,698
East Japan Railway Co.	23,200	1,353,619
Sotetsu Holdings, Inc.	40,000	109,306
Tokyu Corp.	192,000	794,091
West Japan Railway Co.	232	886,706

		5,042,787

Utilities 0.6%
Chubu Electric Power Co., Inc.	27,200	429,227
Electric Power Development Co., Ltd.	11,000	259,970
Hokkaido Electric Power Co., Inc.	23,200	340,689
Hokuriku Electric Power Co.	23,200	393,806
Kyushu Electric Power Co., Inc.	23,200	351,541
Osaka Gas Co., Ltd.	92,000	326,145
The Chugoku Electric Power Co., Inc.	23,200	328,981
The Kansai Electric Power Co., Inc.	46,400	790,468
The Tokyo Electric Power Co., Inc.	46,400	181,054
Toho Gas Co., Ltd.	20,000	96,012
Tohoku Electric Power Co., Inc.	23,200	271,866

 9

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Gas Co., Ltd.	100,000	425,898

		4,195,657

		105,624,280

Luxembourg 0.4%

Energy 0.1%
Tenaris S.A.	19,488	471,788

Materials 0.2%
APERAM	2,690	98,341
ArcelorMittal	54,520	1,816,409

		1,914,750

Media 0.1%
RTL Group	928	91,345
SES	15,544	417,760

		509,105

Retailing 0.0%
L’Occitane International S.A. *	15,500	40,556

		2,936,199

Netherlands 3.7%

Capital Goods 0.2%
Koninklijke (Royal) Philips Electronics N.V.	50,576	1,401,447

Commercial & Professional Services 0.1%
Randstad Holding N.V.	9,048	446,544

Diversified Financials 0.4%
ING Groep N.V. CVA *	195,429	2,354,069

Energy 1.6%
Fugro N.V. CVA	3,944	313,375
Royal Dutch Shell plc, A Shares	161,936	5,842,524
Royal Dutch Shell plc, B Shares	128,296	4,643,601
SBM Offshore N.V.	7,656	201,414

		11,000,914

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	67,280	958,319

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	3,480	182,354
Heineken N.V.	12,760	767,137
Unilever N.V. CVA	71,224	2,322,241

		3,271,732

Insurance 0.1%
AEGON N.V. *	93,496	653,500

Materials 0.2%
Akzo Nobel N.V.	10,672	769,558
Koninklijke DSM N.V.	8,584	574,258

		1,343,816

Media 0.1%
Reed Elsevier N.V.	32,248	433,185
Wolters Kluwer N.V.	13,920	314,279

		747,464

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QIAGEN N.V. *	10,904	216,637

Real Estate 0.0%
Corio N.V.	3,712	254,171

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	14,332	556,403
STMicroelectronics N.V.	15,312	170,883

		727,286

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	73,776	1,082,346

Transportation 0.1%
TNT Express N.V. *	14,152	200,377
TNT N.V.	14,152	148,314

		348,691

		24,806,936

New Zealand 0.2%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	82,128	247,940

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	39,904	94,536

Materials 0.1%
Fletcher Building Ltd.	58,464	429,466

Real Estate 0.0%
Kiwi Income Property Trust	118,320	101,223

Retailing 0.0%
The Warehouse Group Ltd.	22,504	67,753

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	92,336	183,812

Transportation 0.1%
Auckland International Airport Ltd.	134,560	254,585

		1,379,315

Norway 0.9%

Banks 0.1%
DnB NOR A.S.A.	48,768	733,499

Capital Goods 0.1%
Orkla A.S.A.	46,400	433,006

Energy 0.4%
Aker Solutions A.S.A.	4,872	107,456
Seadrill Ltd.	16,240	584,837
Statoil A.S.A.	69,600	1,831,783

		2,524,076

Insurance 0.0%
Storebrand A.S.A.	29,464	268,679

Materials 0.2%
Norsk Hydro A.S.A.	60,409	483,348
Yara International A.S.A.	11,600	696,594

		1,179,942

Semiconductors & Semiconductor Equipment 0.0%
Renewable Energy Corp. A.S.A. *	12,760	30,082

Telecommunication Services 0.1%
Telenor A.S.A.	46,168	779,535

		5,948,819

10

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Papua N.Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	72,152	532,021

Portugal 0.3%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	295,104	204,060

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	15,776	333,617

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	22,736	424,908

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	26,448	288,584

Utilities 0.1%
EDP - Energias de Portugal S.A.	164,024	609,545

		1,860,714

Republic of Korea 4.8%

Automobiles & Components 0.6%
Halla Climate Control Corp.	250	5,212
Hankook Tire Co., Ltd.	4,380	183,455
Hyundai Mobis	3,146	1,103,425
Hyundai Motor Co.	7,320	1,712,737
Kia Motors Corp.	15,430	1,082,381

		4,087,210

Banks 0.6%
BS Financial Group, Inc. *	4,800	69,388
Daegu Bank Ltd. (b)(c)	1,200	17,236
Hana Financial Group, Inc.	5,250	188,273
Industrial Bank of Korea	3,300	58,101
KB Financial Group, Inc. ADR	38,280	1,833,995
Shinhan Financial Group Co., Ltd. ADR	22,968	2,070,795
Woori Finance Holdings Co., Ltd.	7,200	92,406

		4,330,194

Capital Goods 0.7%
Daelim Industrial Co., Ltd.	1,800	176,806
Daewoo International Corp.	1,690	61,311
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,930	121,093
Doosan Corp.	1,051	118,817
Doosan Heavy Industries and Construction Co., Ltd.	1,550	81,583
Doosan Infracore Co., Ltd. *	2,310	52,444
GS Engineering & Construction Corp.	1,250	133,786
Hanjin Heavy Industries & Construction Co., Ltd. *	910	28,924
Hyundai Engineering & Construction Co., Ltd.	3,609	280,921
Hyundai Heavy Industries Co., Ltd.	2,495	1,167,562
Hyundai Mipo Dockyard Co., Ltd.	620	101,404
LG Corp.	3,536	294,899
LS Corp.	683	71,518
Samsung C&T Corp.	7,100	530,288
Samsung Engineering Co., Ltd.	1,590	363,925
Samsung Heavy Industries Co., Ltd.	9,850	418,955
Samsung Techwin Co., Ltd.	2,120	157,161
SK Holdings Co., Ltd.	2,020	380,920
STX Corp.	4,860	98,628
STX Offshore & Shipbuilding Co., Ltd.	3,170	83,131

		4,724,076

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	3,500	315,248

Consumer Services 0.0%
Kangwon Land, Inc.	1,430	34,586

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	7,690	128,980
Hyundai Securities Co., Ltd.	8,740	99,212
Korea Investment Holdings Co., Ltd.	2,650	83,001
Samsung Securities Co., Ltd.	1,640	120,817
Woori Investment & Securities Co., Ltd.	6,750	109,774

		541,784

Energy 0.2%
GS Holdings	2,180	187,870
S-Oil Corp.	3,550	503,313
SK Innovation Co., Ltd.	3,100	669,323

		1,360,506

Food & Staples Retailing 0.0%
Shinsegae Co., Ltd. (b)(c)	200	50,039

Food, Beverage & Tobacco 0.0%
KT&G Corp.	2,406	141,129

Household & Personal Products 0.0%
Amorepacific Corp.	103	122,839
LG Household & Health Care Ltd.	120	49,094

		171,933

Insurance 0.1%
Dongbu Insurance Co., Ltd.	3,650	173,512
Samsung Fire & Marine Insurance Co., Ltd.	1,830	350,178
Samsung Life Insurance Co., Ltd.	2,059	171,337

		695,027

Materials 0.8%
Cheil Industries, Inc.	2,050	262,151
Dongkuk Steel Mill Co., Ltd.	1,980	72,657
Hanwha Chemical Corp.	5,040	228,613
Hanwha Corp.	4,090	178,131
Honam Petrochemical Corp.	1,026	376,496
Hyosung Corp.	150	11,273
Hyundai Steel Co.	1,435	158,240
Korea Zinc Co., Ltd.	611	231,004
LG Chem Ltd.	2,011	996,975
OCI Co., Ltd.	956	436,740
POSCO ADR	22,272	2,272,189
SKC Co., Ltd.	600	37,196

		5,261,665

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc.	3,089	104,765
Yuhan Corp.	434	54,293

		159,058

Retailing 0.1%
Hyundai Department Store Co., Ltd.	516	87,742

 11

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lotte Midopa Co., Ltd.	5,500	85,368
Lotte Shopping Co., Ltd.	309	143,168

		316,278

Semiconductors & Semiconductor Equipment 0.9%
Hynix Semiconductor, Inc.	18,800	524,376
Samsung Electronics Co., Ltd. GDR - Reg’d	13,688	5,683,257

		6,207,633

Software & Services 0.1%
Daum Communications Corp.	376	36,515
NCsoft Corp.	550	143,979
NHN Corp. *	2,230	396,757

		577,251

Technology Hardware & Equipment 0.2%
LG Display Co., Ltd. ADR	68,904	1,144,495
Samsung Electro-Mechanics Co., Ltd.	1,550	133,434
Samsung SDI Co., Ltd.	1,000	163,555

		1,441,484

Telecommunication Services 0.2%
KT Corp. ADR	25,288	460,747
SK Telecom Co., Ltd. ADR	37,816	668,965

		1,129,712

Transportation 0.0%
Hanjin Shipping Holdings Co., Ltd.	1,440	17,480
Hyundai Merchant Marine Co., Ltd.	567	17,838
Korean Air Lines Co., Ltd.	799	46,793

		82,111

Utilities 0.1%
Korea Electric Power Corp. ADR *	65,888	905,301

		32,532,225

Singapore 1.5%

Banks 0.3%
Oversea-Chinese Banking Corp., Ltd.	232,000	1,785,410
United Overseas Bank Ltd.	15,000	236,219

		2,021,629

Capital Goods 0.2%
Singapore Technologies Engineering Ltd.	232,000	558,176
Yangzijiang Shipbuilding Holdings Ltd.	279,000	361,618

		919,794

Consumer Services 0.0%
Hotel Properties Ltd.	38,000	73,571

Food & Staples Retailing 0.1%
Olam International Ltd.	232,000	560,055

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd.	696,000	389,032
Indofood Agri Resources Ltd. *(a)	10,000	13,204
People’s Food Holdings Ltd.	232,000	144,712
Wilmar International Ltd.	232,000	999,830

		1,546,778

Real Estate 0.4%
Allgreen Properties Ltd.	401,000	519,746
CapitaCommercial Trust	232,000	276,269
Capitaland Ltd.	232,000	580,728
CapitaMall Trust	232,000	375,876
Keppel Land Ltd.	33,000	109,336
Wheelock Properties Singapore Ltd.	16,000	23,589
Wing Tai Holdings Ltd.	353,000	448,953
Yanlord Land Group Ltd.	312,000	338,677

		2,673,174

Semiconductors & Semiconductor Equipment 0.0%
STATS ChipPAC Ltd. *	110,000	62,822

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	464,000	1,206,562

Transportation 0.1%
ComfortDelGro Corp., Ltd. (a)	232,000	276,269
Hutchison Port Holdings Trust *	19,700	18,518
Neptune Orient Lines Ltd. (a)	232,000	343,926
Singapore Post Ltd.	232,000	214,249

		852,962

		9,917,347

Spain 3.2%

Banks 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	188,696	2,201,350
Banco de Sabadell S.A.	60,620	259,961
Banco Popular Espanol S.A.	55,721	323,702
Banco Santander S.A.	403,680	4,795,849

		7,580,862

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	12,528	601,002
Gamesa Corporacion Tecnologica S.A. *	10,208	96,400
Zardoya Otis S.A.	7,006	117,337

		814,739

Diversified Financials 0.1%
Corporacion Financiera Alba S.A.	1,856	109,395
Criteria Caixacorp S.A.	62,176	452,016

		561,411

Energy 0.3%
Repsol YPF S.A.	60,784	2,069,231

Insurance 0.0%
Mapfre S.A.	49,669	190,506

Materials 0.0%
Acerinox S.A.	11,136	212,601

Media 0.0%
Mediaset Espana Comunicacion S.A.	7,220	65,038

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	11,136	227,089

Retailing 0.2%
Industria de Diseno Textil S.A.	11,832	1,074,501

Software & Services 0.0%
Indra Sistemas S.A.	7,424	155,235

Telecommunication Services 0.7%
Telefonica S.A.	194,416	4,716,434

Transportation 0.1%
Abertis Infraestructuras S.A.	12,808	295,157

12

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ferrovial S.A.	22,736	288,382

		583,539

Utilities 0.6%
Enagas	10,440	245,840
Endesa S.A.	5,800	195,153
Gas Natural SDG S.A.	24,824	471,068
Iberdrola Renovables S.A.	55,448	245,433
Iberdrola S.A.	262,392	2,319,870
Red Electrica Corporacion S.A.	3,480	209,969

		3,687,333

		21,938,519

Sweden 2.7%

Banks 0.6%
Nordea Bank AB	148,016	1,733,337
Skandinaviska Enskilda Banken AB, A Shares	99,064	886,088
Svenska Handelsbanken AB, A Shares	27,608	926,593
Swedbank AB, A Shares	31,320	581,060

		4,127,078

Capital Goods 1.0%
AB SKF, B Shares	24,824	739,199
Alfa Laval AB	24,360	534,285
Assa Abloy AB, B Shares	22,272	617,816
Atlas Copco AB, A Shares *	33,640	883,101
Atlas Copco AB, B Shares *	20,184	474,361
Sandvik AB	43,152	816,625
Scania AB, B Shares	19,952	490,853
Skanska AB, B Shares	20,184	373,481
Volvo AB, A Shares	27,608	497,904
Volvo AB, B Shares	64,496	1,163,171

		6,590,796

Commercial & Professional Services 0.0%
Securitas AB, B Shares	22,968	248,905

Consumer Durables & Apparel 0.0%
Electrolux AB, Series B	9,280	251,570

Diversified Financials 0.1%
Industrivarden AB, A Shares	13,456	251,599
Investor AB, B Shares	27,376	654,899

		906,498

Food, Beverage & Tobacco 0.1%
Swedish Match AB	27,144	957,998

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	5,800	161,546

Materials 0.2%
Boliden AB	8,816	172,114
Holmen AB, B Shares	6,960	242,488
SSAB AB, A Shares	10,440	174,099
Svenska Cellulosa AB, B Shares	26,680	414,063

		1,002,764

Media 0.0%
Modern Times Group, B Shares	928	64,153

Retailing 0.2%
CDON Group AB *	2,552	16,305
Hennes & Mauritz AB, B Shares	28,072	1,041,150

		1,057,455

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	138,040	2,038,504

Telecommunication Services 0.2%
Tele2 AB, B Shares	21,112	412,166
TeliaSonera AB	107,416	835,178

		1,247,344

		18,654,611

Switzerland 6.9%

Capital Goods 0.7%
ABB Ltd. - Reg’d *	119,016	3,194,133
Geberit AG - Reg’d *	2,784	671,437
Schindler Holding AG	2,784	350,571
Schindler Holding AG - Reg’d	3,944	493,867

		4,710,008

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	7,888	536,872
SGS S.A. - Reg’d	337	667,757

		1,204,629

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., A Shares	28,536	1,860,243
Swatch Group AG	2,088	1,038,737
Swatch Group AG - Reg’d	6,264	560,374

		3,459,354

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d *	48,256	2,071,913
GAM Holding Ltd. *	8,816	167,968
Julius Baer Group Ltd. *	12,528	548,770
UBS AG - Reg’d *	168,896	3,235,738

		6,024,389

Energy 0.1%
Transocean Ltd. *	9,280	643,583

Food, Beverage & Tobacco 1.5%
Nestle S.A. - Reg’d	164,952	10,588,723

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d	2,088	219,596

Insurance 0.4%
Baloise Holding AG - Reg’d	2,088	220,086
Swiss Re Ltd. *	10,258	610,381
Swiss Reinsurance Co., Ltd. - Reg’d *	414	24,658
Zurich Financial Services AG *	6,032	1,613,201

		2,468,326

Materials 0.5%
Givaudan S.A. - Reg’d *	696	766,669
Glencore International plc *	27,840	243,367
Holcim Ltd. - Reg’d *	9,976	794,197
Syngenta AG - Reg’d *	5,800	2,003,377

		3,807,610

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Lonza Group AG - Reg’d *	3,712	320,758
Novartis AG - Reg’d	113,680	7,330,754

 13

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Roche Holding AG	29,696	5,222,652

		12,874,164

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,392	640,428

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	2,320	364,226

		47,005,036

United Kingdom 16.0%

Banks 2.4%
Barclays plc	552,160	2,514,272
HSBC Holdings plc	820,352	8,571,438
Lloyds Banking Group plc *	1,677,824	1,436,039
Royal Bank of Scotland Group plc *	914,544	641,255
Standard Chartered plc	111,409	2,985,322

		16,148,326

Capital Goods 0.5%
BAE Systems plc	156,600	851,109
Bunzl plc	12,528	158,056
Cobham plc	45,240	168,733
European Aeronautic Defence & Space Co. *	16,472	541,802
Invensys plc	35,728	182,182
Rolls-Royce Group, C Shares (b)(c)	6,914,784	11,381
Rolls-Royce Holdings plc *	74,936	784,448
Smiths Group plc	14,384	292,627
Wolseley plc	15,080	510,815

		3,501,153

Commercial & Professional Services 0.1%
Aggreko plc	3,712	114,069
Capita Group plc	29,000	351,312
G4S plc	65,888	310,054
Hays plc	71,688	128,732
Rentokil Initial plc *	103,472	168,096

		1,072,263

Consumer Durables & Apparel 0.1%
Burberry Group plc	22,968	498,637

Consumer Services 0.4%
Carnival plc	13,224	531,309
Compass Group plc	104,400	1,015,558
Intercontinental Hotels Group plc	16,240	346,157
Ladbrokes plc	65,656	160,587
Thomas Cook Group plc	57,072	141,282
TUI Travel plc	45,704	176,782
Whitbread plc	13,688	367,460
William Hill plc	53,824	189,320

		2,928,455

Diversified Financials 0.2%
3i Group plc	49,880	236,612
ICAP plc	38,744	308,841
Man Group plc	85,144	360,027
Provident Financial plc	9,512	152,962
Schroders plc	7,192	193,901
Schroders plc, Non-Voting Shares	4,640	104,477

		1,356,820

Energy 1.8%
AMEC plc	15,312	291,848
BG Group plc	155,440	3,598,480
BP plc	870,000	6,706,660
Cairn Energy plc *	55,680	404,344
Petrofac Ltd.	3,016	79,576
Tullow Oil plc	41,528	920,715

		12,001,623

Food & Staples Retailing 0.5%
J Sainsbury plc	90,944	517,326
Tesco plc	375,840	2,592,301
William Morrison Supermarkets plc	122,496	612,125

		3,721,752

Food, Beverage & Tobacco 1.9%
Associated British Foods plc	17,168	304,335
British American Tobacco plc	92,800	4,157,695
Diageo plc	116,000	2,470,636
Imperial Tobacco Group plc	45,936	1,645,238
SABMiller plc	55,216	2,044,408
Tate & Lyle plc	25,520	260,639
Unilever plc	60,784	1,971,934

		12,854,885

Health Care Equipment & Services 0.1%
Smith & Nephew plc	46,168	514,454

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	37,120	2,099,926

Insurance 0.8%
Admiral Group plc	6,264	177,645
Aviva plc	136,416	980,988
Legal & General Group plc	305,080	588,013
Old Mutual plc	273,760	591,181
Prudential plc	135,952	1,650,305
Resolution Ltd.	180,070	923,539
RSA Insurance Group plc	142,680	322,911
Standard Life plc	98,832	341,450

		5,576,032

Materials 2.5%
Anglo American plc	65,192	3,251,273
Antofagasta plc	12,064	263,896
BHP Billiton plc	104,864	4,147,599
Eurasian Natural Resources Corp.	19,488	271,205
Fresnillo plc	9,512	228,269
Johnson Matthey plc	9,512	331,756
Kazakhmys plc	14,848	321,129
Lonmin plc	10,208	268,830
Randgold Resources Ltd.	3,944	325,555
Rexam plc	48,024	316,180
Rio Tinto plc	67,280	4,700,892
Vedanta Resources plc	7,424	262,964
Xstrata plc	108,576	2,547,520

		17,237,068

Media 0.4%
Aegis Group plc	37,816	88,136
British Sky Broadcasting Group plc	53,592	733,905
Daily Mail & General Trust plc, A Shares	10,208	76,146
ITV plc *	212,048	247,979
Pearson plc	32,944	619,240
Reed Elsevier plc	48,488	439,747

14

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Business Media Ltd.	8,584	81,947
WPP plc	56,608	705,327

		2,992,427

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	68,672	3,591,549
GlaxoSmithKline plc	245,224	5,327,868

		8,919,417

Real Estate 0.3%
British Land Co. plc	63,568	625,163
Capital Shopping Centres Group	50,112	337,021
Hammerson plc	49,184	388,176
Land Securities Group plc	36,424	498,801
SEGRO plc	45,704	244,260

		2,093,421

Retailing 0.2%
Home Retail Group plc	32,016	113,298
Kingfisher plc	96,512	456,070
Marks & Spencer Group plc	65,424	429,554
Next plc	6,264	234,042

		1,232,964

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	48,024	452,533

Software & Services 0.1%
Autonomy Corp. plc *	11,368	336,239
Logica plc	78,184	177,588
The Sage Group plc	59,624	284,797

		798,624

Telecommunication Services 1.3%
BT Group plc	346,608	1,145,563
Cable & Wireless Communications plc	167,272	124,500
Cable & Wireless Worldwide plc	155,672	127,269
Inmarsat plc	20,184	200,328
TalkTalk Telecom Group plc	47,560	113,116
Vodafone Group plc	2,469,872	6,868,299

		8,579,075

Utilities 0.7%
Centrica plc	223,648	1,170,968
International Power plc	73,776	387,245
National Grid plc	147,382	1,518,572
Scottish & Southern Energy plc	39,672	899,808
Severn Trent plc	10,208	254,380
United Utilities Group plc	25,520	261,269

		4,492,242

		109,072,097

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc. (d)	3,480	605,909

Total Common Stock
(Cost $610,368,436)		672,826,538

Preferred Stock 0.3% of net assets

Germany 0.3%

Automobiles & Components 0.2%
Porsche Automobil Holding SE	6,728	467,359
Volkswagen AG	6,934	1,230,090

		1,697,449

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	6,960	491,880

		2,189,329

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	696	20,282

Total Preferred Stock
(Cost $1,694,809)		2,209,611

Rights 0.0% of net assets

Austria 0.0%

Energy 0.0%
OMV AG *(b)(c)	8,280	—

Belgium 0.0%

Banks 0.0%
Dexia S.A. *(b)	46,932	—

Germany 0.0%

Banks 0.0%
Commerzbank AG *	94,192	119,838

Italy 0.0%

Banks 0.0%
Intesa Sanpaolo *	431,984	76,323

Republic of Korea 0.0%

Capital Goods 0.0%
STX Corp. *(b)(c)	884	3,318

Spain 0.0%

Utilities 0.0%
Gas Natural SDG S.A. *	24,824	17,023

Total Rights
(Cost $149,797)		216,502

 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	122,033	122,033

Total Other Investment Company
(Cost $122,033)		122,033

End of Investments

Collateral Invested for Securities on Loan 0.6% of net assets

State Street Navigator Securities Lending Prime Portfolio	4,300,988	4,300,988

Total Collateral Invested for Securities on Loan
(Cost $4,300,988)		4,300,988

End of Collateral Invested for Securities on Loan

At 5/31/11, the tax basis cost of the fund’s investments was $612,550,246 and the unrealized appreciation and depreciation were $76,450,853 and ($13,626,415), respectively, with a net unrealized appreciation of $62,824,438

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $81,610 or 0.0% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $50,039 or 0.0% of net assets.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

16

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$531,222,216	$—	$—	$531,222,216
Republic of Korea(a)	28,151,992	—	—	28,151,992
Banks	4,312,958	—	17,236	4,330,194
Food & Staples Retailing	—	—	50,039	50,039
United Kingdom(a)	105,570,944	—	—	105,570,944
Capital Goods	3,489,772	—	11,381	3,501,153
Preferred Stock(a)	2,209,611	—	—	2,209,611
Rights(a)	213,184	—	—	213,184
Republic of Korea(a)
Capital Goods	—	—	3,318	3,318
Other Investment Company(a)	122,033	—	—	122,033

Total	$675,292,710	$—	$81,974	$675,374,684

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,300,988	$—	$—	$4,300,988

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Net
	Balance	Net	Change in				Balance
	as of	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Gain	Gains	Purchases	Transfers	Transfers	May 31,
Investments in Securities	2010	(Losses)	(Losses)	(Sales)	In	Out	2011

Common Stock
Singapore	$72,894	$16,038	($13,151)	($75,781)	$—	$—	$—
Republic of Korea	—	—	(2,517)	69,792	—	—	67,275
United Kingdom	—	—	99	11,282	—	—	11,381
Rights
Austria	—	—	—	—	—	—	—
Belgium	—	—	—	—	—	—	—
Republic of Korea	—	—	3,318	—	—	—	3,318

Total	$72,894	$16,038	$12,251	$5,293	$—	$—	$81,974

REG54094MAY11 - 00

 17

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	153,756,389	174,064,733
0.4%		Preferred Stock	592,139	732,729
0.3%		Other Investment Companies	511,262	566,845

99.4%		Total Investments	154,859,790	175,364,307
3.0%		Collateral Invested for Securities on Loan	5,347,576	5,347,576
(2	.4)%	Other Assets and Liabilities, Net		(4,280,358)

100.0%		Net Assets		176,431,525

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 6.5%

Capital Goods 0.7%
Boart Longyear Group	68,775	314,385
Bradken Ltd. (a)	18,951	174,672
Emeco Holdings Ltd.	47,330	53,458
Macmahon Holdings Ltd.	172,255	100,950
Monadelphous Group Ltd.	7,980	161,729
NRW Holdings Ltd.	34,200	104,224
UGL Ltd.	14,803	241,648

		1,151,066

Commercial & Professional Services 0.6%
Cabcharge Australia Ltd.	22,613	125,295
Campbell Brothers Ltd.	7,366	359,556
SAI Global Ltd.	31,568	166,168
Seek Ltd.	29,904	216,677
Transfield Services Ltd.	60,718	230,972

		1,098,668

Consumer Durables & Apparel 0.1%
G.U.D Holdings Ltd.	15,865	157,723

Consumer Services 0.2%
Invocare Ltd.	30,170	221,819
Navitas Ltd.	28,500	130,280

		352,099

Energy 0.6%
Aurora Oil and Gas Ltd. *(b)	51,300	185,307
AWE Ltd. *	70,018	108,181
Carnarvon Petroleum Ltd. *(b)	209,444	49,098
Coalspur Mines Ltd. *	39,900	68,450
Dart Energy Ltd. *	41,082	31,956
Equatorial Resources Ltd. *	18,050	45,390
Karoon Gas Australia Ltd. *	22,914	161,146
Linc Energy Ltd.	101,375	354,306
Roc Oil Co., Ltd. *	314,027	120,460

		1,124,294

Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	68,400	106,410
GrainCorp Ltd.	36,857	324,003

		430,413

Health Care Equipment & Services 0.1%
Primary Health Care Ltd.	49,478	185,052

Materials 1.7%
Ampella Mining Ltd. *(b)	22,800	55,392
Arafura Resources Ltd. *(b)	53,644	64,877
Atlas Iron Ltd. *	74,359	293,163
Bathurst Resources Ltd. *	64,125	86,777
Centamin Egypt Ltd. *	56,724	118,760
Coal of Africa Ltd. *	80,924	104,337
Gindalbie Metals Ltd. *(b)	95,481	97,670
Gryphon Minerals Ltd. *	39,900	72,701
Independence Group NL	26,466	174,563
Integra Mining Ltd. *	107,190	54,253
Intrepid Mines Ltd. *	39,900	80,779
Kingsgate Consolidated Ltd. (b)	19,950	166,661
Medusa Mining Ltd.	25,650	238,056
Mirabela Nickel Ltd. *	85,500	186,764
Mount Gibson Iron Ltd. *	124,293	245,677
Murchison Metals Ltd. *(b)	70,838	73,972
PanAust Ltd. *	70,306	303,403
Perseus Mining Ltd. *	63,018	183,316
Regis Resources Ltd. *	39,900	100,337
Rex Minerals Ltd. *	19,528	58,471
Sandfire Resources NL *(b)	11,400	86,246
St Barbara Ltd. *	45,627	95,048

		2,941,223

Media 0.1%
Austar United Communications Ltd. *	98,254	140,291

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mesoblast Ltd. *(b)	22,800	196,057
Pharmaxis Ltd. *	55,835	67,824

		263,881

Real Estate 0.7%
Abacus Property Group	58,439	134,502
Bunnings Warehouse Property Trust	97,312	183,533
Centro Retail Group *	625,256	243,178
Charter Hall Retail REIT	54,959	195,596
FKP Property Group	166,529	128,648
ING Office Fund	407,303	275,591

		1,161,048

Retailing 0.5%
Automotive Holdings Group	45,566	113,614
David Jones Ltd.	59,627	268,755
JB Hi-Fi Ltd. (b)	9,258	168,689
Myer Holdings Ltd.	68,400	209,176
Pacific Brands Ltd.	151,282	115,257

 1

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wotif.com Holdings Ltd.	15,682	85,054

		960,545

Semiconductors & Semiconductor Equipment 0.1%
Silex Systems Ltd. *	33,710	129,311

Software & Services 0.3%
carsales.com.au Ltd.	13,294	69,836
Iress Market Technology Ltd.	29,188	300,749
Oakton Ltd.	39,516	87,581

		458,166

Telecommunication Services 0.0%
TPG Telecom Ltd.	44,868	81,754

Transportation 0.2%
ConnectEast Group	467,262	238,988
Virgin Blue Holdings Ltd. *	252,134	77,912

		316,900

Utilities 0.3%
APA Group	56,148	257,263
Infigen Energy (b)	20,637	6,817
Spark Infrastructure Group (c)	136,800	180,022

		444,102

		11,396,536

Austria 1.0%

Automobiles & Components 0.1%
Semperit AG Holding	2,241	118,895

Capital Goods 0.3%
Andritz AG	3,635	382,519
Wienerberger AG	13,831	268,824

		651,343

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	1,289	124,044

Materials 0.1%
Mayr Melnhof Karton AG	862	102,111
RHI AG	4,959	157,802

		259,913

Real Estate 0.3%
CA Immobilien Anlagen AG *(b)	12,718	244,997
Conwert Immobilien Invest SE (b)	12,283	204,304
Sparkassen Immobilien AG *	15,186	107,083

		556,384

Transportation 0.1%
Oesterreichische Post AG	3,826	124,361

		1,834,940

Belgium 1.8%

Capital Goods 0.3%
Bekaert N.V.	4,646	491,915

Diversified Financials 0.5%
Ackermans & van Haaren N.V. (b)	3,086	296,398
Banque Nationale de Belgique	57	282,868
RHJ International *	17,574	138,954
Sofina S.A.	2,136	220,784

		939,004

Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	25,037	122,377
Omega Pharma S.A.	2,632	136,575

		258,952

Materials 0.2%
Nyrstar *	22,143	296,363
Tessenderlo Chemie N.V.	3,765	165,354

		461,717

Real Estate 0.2%
Befimmo S.C.A.	1,941	175,208
Cofinimmo	1,039	146,827

		322,035

Retailing 0.2%
S.A. D’ieteren N.V.	4,357	292,386

Technology Hardware & Equipment 0.1%
EVS Broadcast Equipment S.A.	2,258	152,566

Telecommunication Services 0.2%
Telenet Group Holding N.V. *	6,294	286,151

		3,204,726

Canada 15.9%

Automobiles & Components 0.1%
Linamar Corp.	6,100	134,485

Banks 0.4%
Canadian Western Bank	6,100	189,010
Genworth MI Canada, Inc.	6,100	165,777
Home Capital Group, Inc.	6,100	355,038

		709,825

Capital Goods 0.5%
Aecon Group, Inc.	6,100	55,091
ATS Automation Tooling Systems, Inc. *	12,200	86,509
CAE, Inc.	30,500	390,675
Russel Metals, Inc.	6,100	151,925
Superior Plus Corp.	5,700	68,422
Toromont Industries Ltd.	6,100	196,754

		949,376

Commercial & Professional Services 0.5%
Progressive Waste Solutions Ltd.	11,800	295,716
Ritchie Bros Auctioneers, Inc. (b)	12,200	339,991
Stantec, Inc. *	6,100	186,491
Transcontinental, Inc., Class A	6,100	92,238

		914,436

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	4,300	129,153
Gildan Activewear, Inc.	12,200	454,580

		583,733

Diversified Financials 0.8%
AGF Management Ltd., Class B	6,100	127,937
Canaccord Financial, Inc.	6,100	88,146
Dundee Corp., Class A *	6,100	154,255
GMP Capital, Inc.	6,100	90,350
Onex Corp.	17,700	665,177
TMX Group, Inc. (b)	6,100	279,044

		1,404,909

2

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 3.8%
Advantage Oil & Gas Ltd. *	18,300	153,940
AltaGas Ltd.	5,900	152,242
Athabasca Oil Sands Corp. *	35,400	648,552
Bankers Petroleum Ltd. *	34,200	281,338
Birchcliff Energy Ltd. *	12,200	165,210
BlackPearl Resources, Inc. *	28,500	224,741
Calfrac Well Services Ltd.	6,100	216,461
Celtic Exploration Ltd. *	12,200	254,363
Connacher Oil and Gas Ltd. *	54,900	69,132
Corridor Resources, Inc. *(b)	12,200	53,265
Crew Energy, Inc. *	6,100	99,605
Daylight Energy Ltd. (b)	17,700	182,143
Denison Mines Corp. *	57,000	130,020
Ensign Energy Services, Inc.	12,200	243,912
Legacy Oil + Gas, Inc. *	11,800	169,172
Mullen Group Ltd.	6,100	129,385
NuVista Energy Ltd.	12,200	118,745
Paramount Resources Ltd., A Shares *	6,100	180,321
Pason Systems, Inc.	6,100	93,498
Pembina Pipeline Corp.	11,800	298,517
Petrobank Energy & Resources Ltd. *	11,400	202,031
Petrominerales Ltd.	10,149	341,809
Precision Drilling Corp. *	23,600	365,625
Progress Energy Resources Corp.	28,500	407,416
Savanna Energy Services Corp. *	12,200	129,322
ShawCor Ltd., Class A	6,100	197,132
Trican Well Service Ltd.	17,700	425,487
Trinidad Drilling Ltd.	12,200	137,885
Uranium One, Inc.	70,800	259,421
Vermilion Energy, Inc.	8,100	425,462

		6,756,152

Food & Staples Retailing 0.7%
Alimentation Couche-Tard, Inc., B Shares	12,200	338,983
Empire Co., Ltd., A Shares	2,800	161,437
Metro, Inc., A Shares	11,400	569,264
The Jean Coutu Group PJC, Inc., A Shares	12,200	143,426

		1,213,110

Food, Beverage & Tobacco 0.5%
Cott Corp. *	12,200	106,279
Maple Leaf Foods, Inc.	12,200	148,840
Viterra, Inc.	43,400	530,377

		785,496

Health Care Equipment & Services 0.0%
CML HealthCare, Inc. (b)	5,700	55,715

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	6,100	263,808

Materials 4.6%
Alamos Gold, Inc.	12,200	183,469
Aurizon Mines Ltd. *	18,300	105,586
Canfor Corp. *	12,200	139,522
Capstone Mining Corp. *	24,400	89,909
CCL Industries, Inc., Class B	6,100	207,583
Centerra Gold, Inc.	20,800	382,144
China Gold International Resources Corp., Ltd. *	17,700	80,749
Detour Gold Corp. *	6,100	194,928
Dundee Precious Metals, Inc. *	11,800	102,429
Eastern Platinum Ltd. *	73,200	77,064
Equinox Minerals Ltd. *	70,800	593,380
European Goldfields Ltd. *	18,300	255,748
Franco-Nevada Corp.	12,200	469,943
Gabriel Resources Ltd. *	18,300	132,218
Gammon Gold, Inc.	17,700	182,691
Great Basin Gold Ltd. *	36,600	75,176
Harry Winston Diamond Corp. *	6,100	107,538
HudBay Minerals, Inc.	18,300	276,715
Imperial Metals Corp. *	5,900	126,605
Inmet Mining Corp.	6,100	437,581
Lake Shore Gold Corp. *	30,500	114,275
Lundin Mining Corp. *	37,200	276,451
Major Drilling Group International	11,400	182,146
Mercator Minerals Ltd. *(b)	11,800	37,634
Methanex Corp.	12,200	388,974
Minefinders Corp. *	6,100	81,283
New Gold, Inc. *	41,400	420,901
Northgate Minerals Corp. *	30,500	89,405
Novagold Resources, Inc. *	19,800	228,890
Pan American Silver Corp.	12,200	414,411
Quadra Fnx Mining Ltd. *	19,300	293,031
Rubicon Minerals Corp. *	12,200	59,058
SEMAFO, Inc. *	24,400	213,313
Sherritt International Corp.	25,700	189,663
Silver Standard Resources, Inc. *	6,100	180,069
Silvercorp Metals, Inc.	17,700	197,671
Taseko Mines Ltd. *	18,300	94,820
Thompson Creek Metals Co., Inc. *	12,200	131,967
West Fraser Timber Co., Ltd.	5,900	304,180

		8,119,120

Media 0.8%
Astral Media, Inc.	6,100	238,183
Cogeco Cable, Inc.	6,100	280,492
Groupe Aeroplan, Inc.	24,700	339,837
Imax Corp. *	5,900	219,351
Quebecor, Inc., Class B	5,700	197,795
Torstar Corp., Class B	5,900	77,887

		1,353,545

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc.	12,200	135,619

Real Estate 1.4%
Allied Properties Real Estate Investment Trust	6,100	150,288
Boardwalk Real Estate Investment Trust	6,100	303,095
Calloway Real Estate Investment Trust	6,100	161,622
Canadian Apartment Properties Real Estate Investment Trust	6,100	120,193
Canadian Real Estate Investment Trust	6,100	213,187
Chartwell Seniors Housing Real Estate Investment Trust	12,200	108,923
Cominar Real Estate Investment Trust	6,100	140,718
Dundee Real Estate Investment Trust	6,100	210,102
Extendicare Real Estate Investment Trust	12,200	156,018
First Capital Realty, Inc.	12,200	211,550

 3

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
H&R Real Estate Investment Trust	17,700	398,266
InnVest Real Estate Investment Trust	12,200	88,901
Morguard Real Estate Investment Trust	6,100	97,464
Primaris Retail Real Estate Investment Trust	6,100	132,722

		2,493,049

Retailing 0.2%
Dollarama, Inc. *	5,900	191,216
Reitmans Canada Ltd., A Shares	6,100	111,756
RONA, inc.	6,100	76,624

		379,596

Software & Services 0.4%
MacDonald, Dettwiler & Associates Ltd.	5,700	334,052
Open Text Corp. *	6,100	397,600

		731,652

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	12,800	131,455
Sierra Wireless, Inc. *	5,700	68,834

		200,289

Transportation 0.1%
TransForce, Inc.	6,100	98,849

Utilities 0.4%
ATCO Ltd., Class I	5,900	385,843
Emera, Inc.	11,800	392,785

		778,628

		28,061,392

China 0.6%

Capital Goods 0.1%
China Singyes Solar Technologies Holdings Ltd.	114,000	108,467

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. (a)(d)	884,000	82,352

Materials 0.2%
China Rare Earth Holdings Ltd. *	166,000	66,379
Dongyue Group	118,000	120,770
West China Cement Ltd.	342,000	127,962
Xingda International Holdings Ltd.	71,000	76,044

		391,155

Retailing 0.1%
Intime Department Store Group Co., Ltd.	61,000	106,354
Silver base Group Holdings Ltd.	93,000	87,530

		193,884

Software & Services 0.1%
Kingdee International Software Group Co., Ltd.	175,600	101,150

Technology Hardware & Equipment 0.1%
China Wireless Technologies Ltd.	236,000	57,047
O-Net Communications Group Ltd. *	171,000	83,110
Think Environmental Co., Ltd. *	171,000	113,589

		253,746

		1,130,754

Denmark 1.2%

Banks 0.3%
Jyske Bank A/S *	7,053	329,128
Sydbank A/S	8,308	209,867

		538,995

Capital Goods 0.1%
NKT Holding A/S	2,380	157,599

Consumer Durables & Apparel 0.1%
IC Companys A/S	2,510	115,193

Energy 0.0%
Torm A/S *	8,711	46,445

Health Care Equipment & Services 0.1%
GN Store Nord A/S	26,832	266,721

Insurance 0.2%
Topdanmark A/S *	1,719	319,874

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ALK-Abello A/S	1,438	89,288

Software & Services 0.1%
SimCorp A/S	801	148,897

Transportation 0.2%
DSV A/S	19,494	487,171

		2,170,183

Finland 2.2%

Capital Goods 0.8%
Cargotec Corp., B Shares	4,585	234,588
Cramo Oyj	5,036	123,003
Konecranes Oyj	5,039	207,977
Outotec Oyj	4,028	234,174
Ramirent Oyj	10,574	156,572
Ruukki Group Oyj *	33,466	78,421
Vacon Oyj	2,238	144,877
YIT Oyj	9,754	264,041

		1,443,653

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj	5,344	99,104
Poyry Oyj	7,305	118,039

		217,143

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	13,664	217,845

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	17,330	239,544

Materials 0.3%
Huhtamaki Oyj	12,344	168,407
Kemira Oyj	6,477	115,647
M-real Oyj, B Shares *	32,760	145,997
Talvivaara Mining Co. plc *	20,164	159,738

		589,789

Media 0.1%
Alma Media Corp.	10,887	105,332

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	9,197	238,518

Real Estate 0.2%
Citycon Oyj	29,430	142,157

4

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sponda Oyj	30,372	178,580

		320,737

Retailing 0.1%
Stockmann Oyj Abp, B Shares	4,219	126,218

Software & Services 0.1%
Tieto Oyj	8,743	152,335

Telecommunication Services 0.2%
Elisa Oyj	12,405	273,565

		3,924,679

France 5.3%

Automobiles & Components 0.4%
Faurecia	3,948	167,715
Valeo S.A. *	7,549	477,725

		645,440

Capital Goods 0.5%
Mersen	3,269	191,035
Nexans S.A. *	3,269	316,418
Saft Groupe S.A.	2,754	97,237
Zodiac Aerospace	3,765	301,751

		906,441

Commercial & Professional Services 0.3%
Derichebourg S.A. *	22,098	192,864
Seche Environnement S.A.	1,499	128,694
Teleperformance	6,973	238,079

		559,637

Consumer Durables & Apparel 0.3%
Beneteau	5,405	111,192
Nexity	3,391	162,261
SEB S.A.	2,258	239,465

		512,918

Diversified Financials 0.0%
Financiere Marc de Lacharriere S.A.	1,865	74,508

Energy 0.3%
Bourbon S.A. (b)	6,215	297,927
Etablissements Maurel et Prom	12,718	307,161

		605,088

Food & Staples Retailing 0.1%
Rallye S.A.	3,208	156,802

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	2,571	210,676

Health Care Equipment & Services 0.1%
Medica S.A. *	7,549	172,445

Insurance 0.0%
April Group	2,197	64,368

Materials 0.8%
Arkema	5,657	619,452
Rhodia S.A. (b)	11,009	493,076
S.A. des Ciments Vicat	3,200	272,201

		1,384,729

Media 0.4%
Canal +	14,427	108,554
Havas S.A.	49,907	255,417
IPSOS	3,513	172,720
M6-Metropole Television	9,876	231,494

		768,185

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	1,865	85,662
Stallergenes	1,255	99,230
Virbac S.A.	798	144,158

		329,050

Real Estate 0.2%
Mercialys	2,815	121,527
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,357	197,033

		318,560

Retailing 0.2%
CFAO S.A. *	6,294	258,509

Semiconductors & Semiconductor Equipment 0.1%
Silicon-On-Insulator Technologies *(b)	8,987	130,295

Software & Services 0.3%
Alten	4,150	164,842
Altran Technologies S.A. *	19,073	156,838
Groupe Steria SCA	3,452	104,115
UbiSoft Entertainment *	12,344	122,481

		548,276

Technology Hardware & Equipment 0.5%
Gemalto N.V. (b)	7,485	366,662
Ingenico S.A.	5,039	233,512
Neopost S.A.	2,855	255,373

		855,547

Transportation 0.3%
Groupe Eurotunnel S.A. - Reg’d	48,227	524,559

Utilities 0.2%
Rubis	1,682	207,951
Sechilienne S.A.	4,463	116,515

		324,466

		9,350,499

Germany 5.3%

Automobiles & Components 0.3%
ElringKlinger AG *(b)	6,294	218,153
Leoni AG	4,585	257,394

		475,547

Banks 0.1%
Aareal Bank AG *	4,646	162,135

Capital Goods 1.8%
Bauer AG	2,197	105,822
Bilfinger Berger AG (b)	3,086	303,230
Brenntag AG *	1,865	221,997
Demag Cranes AG	2,693	177,003
Deutz AG *	16,858	166,980
Gildemeister AG *	7,923	182,811
Heidelberger Druckmaschinen AG *	2,640	11,105
Kloeckner & Co. SE (b)	4,028	119,258
Krones AG *	2,197	172,607
KUKA AG *	3,844	103,726
MTU Aero Engines Holding AG	3,948	303,079
Nordex SE *(b)	6,416	65,728
Pfeiffer Vacuum Technology AG (b)	1,316	161,832

 5

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rheinmetall AG	1,438	123,581
SGL Carbon SE *(b)	5,160	269,608
Solarworld AG (b)	11,637	156,620
Tognum AG	10,051	372,070
Vossloh AG (b)	1,377	190,118

		3,207,175

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	1,460	95,584
Rational AG	513	132,858

		228,442

Diversified Financials 0.1%
MLP AG	11,768	115,463

Health Care Equipment & Services 0.1%
Rhoen Klinikum AG	7,053	177,236

Materials 0.5%
Aurubis AG	4,585	285,968
Fuchs Petrolub AG	1,621	235,016
Symrise AG	10,818	337,477

		858,461

Media 0.5%
Axel Springer AG	1,499	223,901
Kabel Deutschland Holding AG *	5,932	404,390
Sky Deutschland AG *	35,592	163,223

		791,514

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Morphosys AG *	4,768	141,545
Stada Arzneimittel AG	6,599	279,004

		420,549

Real Estate 0.4%
Alstria Office AG	7,183	112,453
Deutsche Euroshop AG	5,039	209,136
Deutsche Wohnen AG *	11,333	177,912
IVG Immobilien AG *	12,901	101,858

		601,359

Retailing 0.3%
BayWa AG	2,693	116,453
Douglas Holding AG	3,791	206,852
Fielmann AG	1,438	152,461
Praktiker Bau- und Heimwerkermaerkte Holding AG	12,344	110,574

		586,340

Semiconductors & Semiconductor Equipment 0.3%
Aixtron AG (b)	8,346	332,650
Dialog Semiconductor plc *	6,476	122,658

		455,308

Software & Services 0.4%
Software AG	5,886	328,145
United Internet AG (b)	13,111	255,207
Wirecard AG	9,693	172,372

		755,724

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	3,147	217,927

Telecommunication Services 0.1%
Freenet AG	17,696	239,363

		9,292,543

Greece 0.4%

Banks 0.1%
Piraeus Bank S.A. *	134,000	194,565

Materials 0.1%
Titan Cement Co. S.A.	8,550	208,955

Retailing 0.2%
Folli Follie Group *	10,000	166,043
JUMBO S.A.	15,000	114,289

		280,332

		683,852

Hong Kong 4.4%

Automobiles & Components 0.1%
Minth Group Ltd.	122,000	164,707

Capital Goods 0.2%
EVA Precision Industrial Holdings Ltd.	228,000	85,601
New Times Energy Corp., Ltd. *	84,000	1,534
Singamas Container Holdings Ltd. *	272,000	120,656
Vitar International Holdings Ltd. *	570,000	126,790

		334,581

Consumer Durables & Apparel 0.4%
Daphne International Holdings Ltd.	123,000	118,138
Haier Electronics Group Co., Ltd. *	57,000	69,698
Ports Design Ltd.	61,000	156,707
Skyworth Digital Holdings Ltd.	238,000	153,618
Stella International Holdings Ltd.	61,000	158,432
Trinity Ltd.	114,000	113,011

		769,604

Consumer Services 0.4%
Ajisen China Holdings Ltd.	236,000	501,892
REXLot Holdings Ltd.	1,525,000	156,864

		658,756

Energy 0.0%
Sino Oil And Gas Holdings Ltd. *	1,290,000	82,103

Food & Staples Retailing 0.0%
Heng Tai Consumables Group Ltd.	630,000	70,473

Food, Beverage & Tobacco 0.2%
China Green Holdings Ltd. (b)	183,000	148,942
CP Pokphand Co. *	1,368,000	172,375

		321,317

Health Care Equipment & Services 0.1%
Golden Meditech Holdings Ltd. *	732,000	128,001

Materials 0.7%
AMVIG Holdings Ltd.	236,000	169,927
China Grand Forestry Green Resources Group Ltd. *	1,220,000	33,412
China Shanshui Cement Group Ltd.	244,000	263,218
Fufeng Group Ltd.	122,000	86,275
Jinchuan Group International Resources Co., Ltd. *	178,000	106,652
Sino Prosper State Gold Resources Holdings Ltd. *	1,420,000	52,035
Sino-Forest Corp. *(b)	24,400	485,305

		1,196,824

6

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
eSun Holdings Ltd. *	318,000	116,529
VODone Ltd.	244,000	68,707

		185,236

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Anxin-China Holdings Ltd. *	312,000	78,226
Sino Biopharmaceutical	244,000	88,785
United Laboratories International Holdings Ltd.	114,000	185,567

		352,578

Real Estate 0.3%
Asia Standard International Group	200,000	46,288
GZI Real Estate Investment Trust	488,000	252,864
HKR International Ltd.	148,800	92,600
K Wah International Holdings Ltd.	176,000	69,473
Lai Sun Development *	3,488,000	106,289

		567,514

Retailing 0.7%
Emperor Watch & Jewellery Ltd.	720,000	120,348
Giordano International Ltd.	476,000	433,314
Hengdeli Holdings Ltd.	244,000	143,374
I.T Ltd.	136,000	128,525
Luk Fook Holdings International Ltd.	114,000	482,240

		1,307,801

Semiconductors & Semiconductor Equipment 0.1%
Varitronix International Ltd.	141,000	89,921

Software & Services 0.2%
G-Resources Group Ltd. *	3,099,000	286,891
Hi Sun Technology China Ltd. *	183,000	45,177
Nan Hai Corp., Ltd. *	9,150,000	51,765

		383,833

Technology Hardware & Equipment 0.3%
Digital China Holdings Ltd.	122,000	232,472
TCL Communication Technology Holdings Ltd.	171,000	137,637
Wasion Group Holdings Ltd.	122,000	65,255

		435,364

Telecommunication Services 0.0%
SmarTone Telecommunications Holding Ltd.	34,000	54,383

Transportation 0.2%
Pacific Basin Shipping Ltd.	366,000	217,413
Road King Infrastructure Ltd.	61,000	50,824

		268,237

Utilities 0.2%
China Gas Holdings Ltd.	472,000	196,023
China Oil and Gas Group Ltd. *	1,180,000	118,342

		314,365

		7,685,598

Ireland 0.9%

Capital Goods 0.5%
Charter International plc	16,502	211,860
DCC plc	7,254	223,688
Grafton Group plc	29,496	149,684
Kingspan Group plc	18,673	195,963

		781,195

Consumer Services 0.1%
Paddy Power plc	3,765	193,770

Food, Beverage & Tobacco 0.1%
C&C Group plc	41,347	214,580

Health Care Equipment & Services 0.1%
United Drug plc	38,505	125,102

Materials 0.1%
Smurfit Kappa Group plc *	16,815	208,639

		1,523,286

Israel 0.2%

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd. *	7,752	239,440

Telecommunication Services 0.1%
B Communications Ltd. *	5,932	172,837

		412,277

Italy 2.6%

Banks 0.4%
Banca Piccolo Credito Valtellinese Scarl (b)	24,879	106,940
Banca Popolare dell’Emilia Romagna Scarl (b)	28,417	326,409
Banca Popolare di Sondrio Scarl (b)	25,211	205,500
Credito Emiliano S.p.A. (b)	12,222	82,862

		721,711

Capital Goods 0.5%
C.I.R. S.p.A-Compagnie Industriali Riunite	57,029	140,768
Danieli & C Officine Meccaniche S.p.A.	7,984	121,320
Impregilo S.p.A. *	57,403	184,850
Prysmian S.p.A.	18,707	395,061

		841,999

Consumer Durables & Apparel 0.3%
Geox S.p.A.	12,527	79,707
Indesit Co. S.p.A.	7,793	85,873
Safilo Group S.p.A. *	5,932	106,513
Tod’s S.p.A.	1,438	185,330

		457,423

Diversified Financials 0.2%
Azimut Holding S.p.A.	18,890	204,079
Banca Generali S.p.A.	7,923	120,508

		324,587

Energy 0.1%
ERG S.p.A.	12,768	169,236

Food, Beverage & Tobacco 0.2%
Davide Campari-Milano S.p.A.	38,589	289,582

Health Care Equipment & Services 0.3%
DiaSorin S.p.A.	6,270	302,231
Sorin S.p.A. *	75,641	219,658

		521,889

 7

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
Societa Cattolica di Assicurazioni S.c.r.l.	7,053	169,429

Materials 0.1%
Italmobiliare S.p.A. *	8,456	209,089

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	12,588	138,710

Software & Services 0.0%
Tiscali S.p.A. *(b)	252,134	25,808

Transportation 0.1%
Ansaldo STS S.p.A.	14,488	204,843

Utilities 0.2%
ACEA S.p.A.	10,635	116,042
Hera S.p.A.	74,298	185,851
Iren S.p.A.	77,506	150,086

		451,979

		4,526,285

Japan 11.8%

Automobiles & Components 0.7%
Daido Metal Co., Ltd.	7,000	70,914
Exedy Corp.	5,900	195,577
Kayaba Industry Co., Ltd.	10,000	68,316
Keihin Corp.	5,900	120,774
Nissin Kogyo Co., Ltd.	18,300	304,099
Press Kogyo Co., Ltd.	57,000	248,375
TS Tech Co., Ltd.	12,200	210,692

		1,218,747

Banks 0.3%
Kiyo Holdings, Inc.	183,000	241,026
The Fukui Bank Ltd.	61,000	170,446
The Oita Bank Ltd.	61,000	168,193

		579,665

Capital Goods 3.3%
Aica Kogyo Co., Ltd.	18,300	242,829
Central Glass Co., Ltd.	61,000	269,559
Chudenko Corp.	12,200	136,056
Daifuku Co., Ltd.	30,500	186,589
Furukawa Co., Ltd. *	183,000	191,470
Futaba Corp.	12,200	214,446
Hanwa Co., Ltd.	61,000	251,539
Hitachi Zosen Corp. (b)	142,500	201,717
Hoshizaki Electric Co., Ltd.	6,100	119,162
Inaba Denki Sangyo Co., Ltd.	6,100	154,302
Iseki & Co., Ltd. *(b)	61,000	132,152
Iwatani Corp.	61,000	208,739
Kyowa Exeo Corp.	18,300	171,422
Meidensha Corp. (b)	61,000	269,559
Nichias Corp.	61,000	334,133
Noritake Co., Ltd.	61,000	222,255
Noritz Corp.	12,200	222,105
Oiles Corp.	12,200	225,258
Okumura Corp.	61,000	218,501
OSG Corp.	18,300	238,774
Sanwa Holdings Corp.	61,000	201,231
SHO-BOND Holdings Co., Ltd.	6,100	143,114
Sintokogio Ltd.	24,400	230,064
Taikisha Ltd.	12,200	243,880
Toyo Tanso Co., Ltd. (b)	6,100	336,011
Tsubakimoto Chain Co.	61,000	343,895

		5,708,762

Commercial & Professional Services 0.3%
Daiseki Co., Ltd.	6,100	120,063
Duskin Co., Ltd.	12,200	235,621
Mitsubishi Pencil Co., Ltd.	12,200	226,009

		581,693

Consumer Durables & Apparel 0.6%
Foster Electric Co., Ltd.	11,600	234,028
Mizuno Corp.	61,000	271,061
Pioneer Corp. *	48,800	214,446
Sangetsu Co., Ltd.	6,100	143,415
Tomy Co., Ltd.	24,400	225,859

		1,088,809

Consumer Services 0.3%
Accordia Golf Co., Ltd.	228	145,938
Doutor Nichires Holdings Co., Ltd.	18,300	214,897
Saizeriya Co., Ltd.	12,200	216,248

		577,083

Diversified Financials 0.4%
Fuyo General Lease Co., Ltd.	6,100	192,972
IBJ Leasing Co., Ltd.	6,100	143,940
Ichiyoshi Securities Co., Ltd.	30,500	166,316
Japan Securities Finance Co., Ltd.	30,500	177,203

		680,431

Food, Beverage & Tobacco 0.8%
Fuji Oil Co., Ltd.	18,300	267,156
Hokuto Corp.	12,200	267,307
Megmilk Snow Brand Co., Ltd.	18,300	324,823
Morinaga Milk Industry Co., Ltd.	61,000	262,051
Nisshin Oillio Group Ltd.	57,000	264,512

		1,385,849

Health Care Equipment & Services 0.2%
Ship Healthcare Holdings, Inc.	11,400	201,787
Toho Holdings Co., Ltd.	17,700	171,466

		373,253

Household & Personal Products 0.3%
Fancl Corp.	12,200	160,684
Mandom Corp.	6,100	157,005
Unihair Co., Ltd. *	18,300	166,241

		483,930

Materials 2.4%
Adeka Corp.	18,300	175,026
Earth Chemical Co., Ltd.	6,100	206,111
FP Corp.	5,900	344,239
Fujimi, Inc.	12,200	148,821
Hokuetsu Kishu Paper Co., Ltd.	57,000	337,482
Kureha Corp.	61,000	272,563
Nifco, Inc.	12,200	305,300
Nippon Light Metal Co., Ltd.	122,000	243,279
Nippon Soda Co., Ltd.	61,000	234,269
NOF Corp.	61,000	260,549
Sakai Chemical Industry Co., Ltd.	61,000	287,580
Sanyo Special Steel Co., Ltd.	61,000	367,922
Toagosei Co., Ltd.	61,000	309,355
Tokyo Ohka Kogyo Co., Ltd.	12,200	260,399

8

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toyo Ink Manufacturing Co., Ltd.	61,000	286,829
Yodogawa Steel Works Ltd.	61,000	249,286

		4,289,010

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ASKA Pharmaceutical Co., Ltd.	25,000	183,099
KYORIN Holdings, Inc.	5,000	94,165
Nichi-iko Pharmaceutical Co., Ltd.	6,100	153,326
Seikagaku Corp.	11,800	129,417

		560,007

Real Estate 0.2%
Hulic Co., Ltd.	30,500	256,419

Retailing 0.3%
K’s Holdings Corp.	6,300	238,072
Tsutsumi Jewelry Co., Ltd.	12,200	297,191

		535,263

Software & Services 0.4%
eAccess Ltd. (b)	513	251,954
Fuji Soft, Inc.	12,200	172,248
Net One Systems Co., Ltd.	171	320,151

		744,353

Technology Hardware & Equipment 0.6%
HORIBA Ltd.	6,100	186,064
Hosiden Corp.	18,300	158,357
Nichicon Corp.	18,300	273,914
Ryosan Co., Ltd.	6,100	128,998
Ryoyo Electro Corp.	29,500	298,123

		1,045,456

Transportation 0.4%
Japan Airport Terminal Co., Ltd.	12,200	128,697
Sankyu, Inc.	61,000	261,300
The Sumitomo Warehouse Co., Ltd.	61,000	272,563

		662,560

		20,771,290

Liechtenstein 0.1%

Banks 0.1%
Liechtensteinische Landesbank AG	1,377	123,509

Luxembourg 0.1%

Commercial & Professional Services 0.1%
Regus plc	91,132	172,499

Real Estate 0.0%
GAGFAH S.A.	10,574	82,223

		254,722

Netherlands 2.3%

Capital Goods 0.6%
Aalberts Industries N.V.	12,779	302,296
Arcadis N.V. (b)	5,901	138,532
Heijmans N.V.	3,513	108,935
Imtech N.V.	8,064	302,862
Koninklijke BAM Groep N.V.	23,746	160,923

		1,013,548

Commercial & Professional Services 0.1%
USG People N.V.	9,754	177,032

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	3,592	148,564
TomTom N.V. *	8,804	72,700

		221,264

Diversified Financials 0.2%
BinckBank N.V.	9,197	150,660
SNS REAAL N.V. *	20,023	105,353

		256,013

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	3,887	144,448

Food, Beverage & Tobacco 0.3%
CSM	7,923	275,982
Nutreco Holding N.V.	3,887	296,217

		572,199

Health Care Equipment & Services 0.1%
Mediq N.V.	7,732	157,007

Insurance 0.1%
Delta Lloyd	4,560	104,822

Real Estate 0.4%
Eurocommercial Properties N.V.	4,809	252,340
Nieuwe Steen Investments Funds N.V. (b)	6,355	134,892
VastNed Retail N.V.	2,510	191,099
Wereldhave N.V.	2,052	202,780

		781,111

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. (b)	5,988	251,278

Software & Services 0.1%
Unit 4 N.V. (b)	4,707	171,606

Technology Hardware & Equipment 0.1%
TKH Group N.V.	5,596	186,639

		4,036,967

New Zealand 0.4%

Energy 0.0%
New Zealand Oil & Gas Ltd.	62,381	47,209

Insurance 0.1%
TOWER Ltd.	105,132	149,613

Real Estate 0.1%
Goodman Property Trust	129,149	100,926

Transportation 0.1%
Mainfreight Ltd.	32,699	269,789

Utilities 0.1%
Infratil Ltd.	90,556	140,044

		707,581

Norway 2.1%

Banks 0.1%
SpareBank 1 SMN	12,588	122,488
SpareBank 1 SR Bank	12,588	124,237

		246,725

 9

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.1%
Veidekke A.S.A.	12,588	114,088

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	26,081	237,346

Energy 1.0%
Aker A.S.A., A Shares	2,966	84,933
BW Offshore Ltd. *	50,422	121,490
DNO International A.S.A. *	120,753	168,974
Fred Olsen Energy A.S.A. (b)	3,147	122,896
Frontline Ltd.	6,294	114,380
Golar LNG Ltd.	6,294	212,312
Norwegian Energy Co. *	37,040	80,322
Petroleum Geo-Services A.S.A. *	18,890	304,248
ProSafe SE	25,211	197,888
Songa Offshore SE *	25,211	131,770
TGS Nopec Geophysical Co. A.S.A. (b)	10,344	291,413

		1,830,626

Food, Beverage & Tobacco 0.3%
Cermaq A.S.A. *	12,588	248,475
Marine Harvest A.S.A.	281,816	277,878

		526,353

Media 0.1%
Schibsted A.S.A.	7,732	247,348

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	4,768	121,953

Real Estate 0.1%
Norwegian Property A.S.A.	63,018	130,815

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A.	22,098	86,010

Software & Services 0.1%
Atea A.S.A.	12,588	132,987

		3,674,251

Portugal 0.4%

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	29,735	72,670
Sonae	119,193	131,598

		204,268

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel S.A.	31,505	109,153
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	9,876	110,728

		219,881

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	41,485	203,965

Utilities 0.1%
Redes Energeticas Nacionais S.A.	21,671	73,399

		701,513

Republic of Korea 3.7%

Automobiles & Components 0.2%
Mando Corp.	1,710	316,916
S&T Daewoo Co., Ltd.	600	15,846
S&T Dynamics Co., Ltd.	1,200	17,847

		350,609

Banks 0.3%
KB Financial Group, Inc. ADR	5,039	241,418
Shinhan Financial Group Co., Ltd. ADR	3,147	283,734

		525,152

Capital Goods 0.1%
Kumho Electric Co., Ltd.	200	5,096
LG International Corp.	3,750	177,223
Sung Kwang Bend Co., Ltd.	1,300	20,901

		203,220

Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineer Co., Ltd.	600	18,737

Consumer Durables & Apparel 0.0%
LG Fashion Corp.	2,000	71,445

Consumer Services 0.2%
Hana Tour Service, Inc.	2,970	128,113
Hotel Shilla Co., Ltd.	8,200	220,359

		348,472

Diversified Financials 0.2%
Hanwha Securities Co. *	26,300	149,882
Meritz Finance Holdings Co., Ltd. *	7,987	21,020
Tong Yang Securities, Inc.	17,200	94,196

		265,098

Energy 0.0%
SK Gas Co., Ltd.	800	42,552

Food, Beverage & Tobacco 0.4%
Daesang Corp.	18,200	168,651
Orion Corp.	814	348,862
Samyang Corp.	2,280	201,559

		719,072

Insurance 0.4%
Hanwha General Insurance Co., Ltd. *	3,400	27,851
Hyundai Marine & Fire Insurance Co., Ltd.	17,100	427,837
Meritz Fire & Marine Insurance Co., Ltd.	19,082	196,275

		651,963

Materials 0.9%
Korea Kumho Petrochemical	2,494	563,903
OCI Materials Co., Ltd.	1,706	204,249
Poongsan Corp.	4,450	158,759
Seah Besteel Corp.	5,500	277,765
SK Chemicals Co., Ltd.	5,070	309,138

		1,513,814

Media 0.0%
CJ CGV Co. Ltd.	2,000	54,673

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dong-A Pharmaceutical Co., Ltd.	2,080	167,688

10

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.1%
CJ O Shopping Co., Ltd.	408	95,767
Dongsuh Co., Inc.	800	27,095
Hyundai Greenfood Co. Ltd.	7,400	93,944

		216,806

Semiconductors & Semiconductor Equipment 0.2%
Jusung Engineering Co., Ltd. *	4,173	58,198
Seoul Semiconductor Co., Ltd.	9,720	244,092

		302,290

Software & Services 0.0%
Posco ICT Co., Ltd. *	3,500	23,838

Technology Hardware & Equipment 0.4%
Ace Digitech Co., Ltd. *	340	5,829
Daeduck Electronics Co.	7,650	75,497
Humax Co., Ltd.	6,567	62,375
LG Display Co., Ltd. ADR	10,078	167,395
LG Innotek Co., Ltd.	2,250	204,536
SFA Engineering Corp.	3,750	213,710

		729,342

Telecommunication Services 0.1%
SK Telecom Co., Ltd. ADR	14,976	264,925

Transportation 0.1%
Asiana Airlines *	12,280	105,259

		6,574,955

Singapore 1.5%

Consumer Services 0.1%
Raffles Education Corp., Ltd. *(b)	243,999	115,630

Energy 0.3%
Ezra Holdings Ltd. (b)	122,000	158,127
Straits Asia Resources Ltd.	122,000	300,441

		458,568

Food, Beverage & Tobacco 0.0%
GMG Global Ltd.	232,000	47,924

Health Care Equipment & Services 0.0%
Biosensors International Group Ltd. *	68,000	70,509

Materials 0.0%
OM Holdings Ltd.	85,334	85,927

Real Estate 0.6%
CDL Hospitality Trusts	122,000	205,565
Ho Bee Investment Ltd.	122,000	143,303
Mapletree Logistics Trust	305,000	226,072
Suntec Real Estate Investment Trust	354,000	433,019

		1,007,959

Retailing 0.2%
Oceanus Group Ltd. *(b)	549,000	111,183
OSIM International Ltd. (b)	116,000	159,747

		270,930

Transportation 0.2%
Goodpack Ltd.	57,000	94,658
SATS Ltd.	122,000	258,933

		353,591

Utilities 0.1%
Hyflux Ltd. (b)	118,000	195,002

		2,606,040

Spain 1.8%

Banks 0.0%
Banco Pastor S.A.	15,987	70,557

Capital Goods 0.5%
Abengoa S.A. (b)	5,039	153,683
Construcciones y Auxiliar de Ferrocarriles S.A.	399	224,852
Obrascon Huarte Lain S.A.	7,600	283,523
Sacyr Vallehermoso S.A. (b)	11,864	127,918

		789,976

Commercial & Professional Services 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	2,136	123,289

Consumer Services 0.2%
NH Hoteles S.A. *	29,201	236,973
Sol Melia S.A. (b)	10,887	135,461

		372,434

Diversified Financials 0.2%
Bolsas y Mercados Espanoles S.A. (b)	8,621	267,329

Energy 0.1%
Tecnicas Reunidas S.A.	3,493	196,593

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	10,696	248,562
Viscofan S.A.	3,147	125,952

		374,514

Insurance 0.1%
Grupo Catalana Occidente S.A.	6,790	165,259

Materials 0.1%
Grupo Empresarial Ence S.A.	24,696	97,633
Tubacex S.A. *(b)	23,380	105,539

		203,172

Media 0.1%
Antena 3 de Television S.A. (b)	9,998	78,909
Promotora de Informaciones S.A., A Shares *(b)	41,524	101,481

		180,390

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	6,355	73,910
Faes Farma S.A.	43,472	155,301
Zeltia S.A. *(b)	40,545	152,130

		381,341

		3,124,854

Sweden 3.3%

Capital Goods 0.8%
Hexagon AB, B Shares	22,181	599,865
Lindab International AB	8,307	101,175
NCC AB, B Shares	8,342	202,394
Peab AB	22,552	179,613
Trelleborg AB, B Shares	26,012	301,668

		1,384,715

Commercial & Professional Services 0.2%
Loomis AB, B Shares	9,223	145,450

 11

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Niscayah Group AB	69,198	192,512

		337,962

Consumer Durables & Apparel 0.2%
Husqvarna AB, A Shares	13,283	104,996
JM AB	7,244	193,330

		298,326

Consumer Services 0.2%
Betsson AB *	3,809	94,262
Rezidor Hotel Group AB *	25,638	167,534
SkiStar AB	3,203	58,154

		319,950

Diversified Financials 0.3%
Avanza Bank Holding AB	4,646	156,307
Investment AB Oresund	8,247	149,733
L.E. Lundbergforetagen AB, B Shares	4,763	183,818

		489,858

Energy 0.2%
Lundin Petroleum AB *	21,207	295,509

Food & Staples Retailing 0.1%
Axfood AB	4,892	180,567
Hakon Invest AB	4,575	72,852

		253,419

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	6,450	196,134

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	6,233	270,592

Materials 0.1%
Billerud AB	8,550	95,768
Hoganas AB, B Shares	3,135	131,079

		226,847

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	19,124	213,125

Real Estate 0.7%
Castellum AB	19,012	297,365
Fabege AB	22,369	245,127
Hufvudstaden AB, A Shares	13,355	168,706
Kungsleden AB	19,344	195,552
Wallenstam AB, B Shares	18,150	194,491
Wihlborgs Fastigheter AB	6,650	104,604

		1,205,845

Retailing 0.1%
Clas Ohlson AB, B Shares	1,891	31,045
Mekonomen AB	2,898	104,061

		135,106

Technology Hardware & Equipment 0.1%
Axis Communications AB	6,049	145,293

Transportation 0.0%
SAS AB *(b)	14,200	42,491

		5,815,172

Switzerland 5.4%

Automobiles & Components 0.1%
Autoneum Holding AG *	549	64,369
Rieter Holding AG - Reg’d *	627	182,020

		246,389

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d	342	201,695
Basler Kantonalbank	1,003	168,049
St. Galler Kantonalbank AG - Reg’d	285	155,632
Valiant Holding AG - Reg’d (b)	570	81,534

		606,910

Capital Goods 1.5%
Belimo Holding AG - Reg’d	61	138,035
Bobst Group AG - Reg’d *	2,815	122,119
Bucher Industries AG - Reg’d	1,438	354,063
Georg Fischer AG - Reg’d *	570	354,203
Huber & Suhner AG - Reg’d	2,815	212,883
Kaba Holding AG, B Shares - Reg’d	570	247,942
Meyer Burger Technology AG *(b)	4,341	194,172
OC Oerlikon Corp. AG - Reg’d *	21,175	175,527
Schweiter Technologies AG	122	93,549
Sulzer AG - Reg’d	3,391	613,871
Von Roll Holding AG	14,366	69,059

		2,575,423

Consumer Durables & Apparel 0.2%
Forbo Holding AG - Reg’d *	399	327,471

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	342	142,149

Diversified Financials 0.3%
Bank Sarasin & Cie AG, B Shares - Reg’d	4,524	211,640
Partners Group Holding AG	549	107,817
Vontobel Holding AG - Reg’d	4,150	160,570

		480,027

Energy 0.1%
Petroplus Holdings AG *	14,250	224,719

Food, Beverage & Tobacco 0.4%
Aryzta AG	8,804	489,283
Barry Callebaut AG - Reg’d *	285	280,355

		769,638

Health Care Equipment & Services 0.2%
Galenica AG - Reg’d (b)	513	348,255

Insurance 0.2%
Helvetia Holding AG - Reg’d	684	300,739

Materials 0.6%
Clariant AG - Reg’d *	27,645	607,418
Ems-Chemie Holding AG - Reg’d	1,560	328,498
Ferrexpo plc	23,624	177,933

		1,113,849

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Tecan Group AG - Reg’d *	1,560	126,845

Real Estate 0.6%
Allreal Holding AG - Reg’d *	923	151,507
Intershop Holdings AG	240	89,061
Mobimo Holding AG - Reg’d *	801	206,143
PSP Swiss Property AG - Reg’d *	3,147	298,686
Swiss Prime Site AG - Reg’d *	3,452	295,458

		1,040,855

12

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.2%
Dufry Group - Reg’d *	1,804	234,780
Valora Holding AG - Reg’d	342	113,579

		348,359

Software & Services 0.1%
Temenos Group AG - Reg’d *	5,535	194,689

Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg’d	4,697	71,868
Kudelski S.A.	3,966	66,495
Logitech International S.A. - Reg’d *	14,820	183,143

		321,506

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	342	152,775
Panalpina Welttransport Holding AG - Reg’d *	2,014	283,599

		436,374

		9,604,197

United Kingdom 17.2%

Automobiles & Components 0.3%
GKN plc	131,683	474,668

Banks 0.1%
Paragon Group of Cos. plc	43,361	144,310

Capital Goods 2.8%
Ashtead Group plc	63,860	192,142
Balfour Beatty plc	58,483	309,861
Bodycote plc	19,348	120,600
Carillion plc	41,862	263,898
Chemring Group plc	18,207	199,436
Cookson Group plc	25,506	288,623
Fenner plc	27,145	173,490
IMI plc	26,604	454,528
Keller Group plc	10,757	92,157
Kier Group plc	6,172	130,134
Meggitt plc	67,625	408,275
Melrose plc	49,321	277,798
Morgan Crucible Co. plc	41,347	215,054
Qinetiq Group plc	65,813	124,140
Senior plc	71,090	181,366
SIG plc *	75,641	189,491
Spirax-Sarco Engineering plc	6,816	223,591
The Weir Group plc	17,573	577,039
Travis Perkins plc	15,078	266,790
Ultra Electronics Holdings plc	7,244	201,622

		4,890,035

Commercial & Professional Services 1.3%
Babcock International Group plc	31,505	357,545
Berendsen plc	22,613	180,181
De La Rue plc	11,402	154,266
Homeserve plc	34,015	291,972
Intertek Group plc	10,696	360,200
ITE Group plc	40,954	167,037
Michael Page International plc	35,137	308,832
Mitie Group plc	44,372	169,074
RPS Group plc	33,405	136,083
WS Atkins plc	14,549	196,365

		2,321,555

Consumer Durables & Apparel 0.7%
Barratt Developments plc *	98,791	184,394
Bellway plc	14,175	173,352
Bovis Homes Group plc	13,196	96,676
Pace plc	35,297	68,438
Persimmon plc	29,486	231,597
Redrow plc *	46,577	99,892
Taylor Wimpey plc *	326,406	197,922
The Berkeley Group Holdings plc *	11,759	218,515

		1,270,786

Consumer Services 0.9%
Bwin.Party Digital Entertainment plc *	26,381	63,222
Dignity plc	7,597	94,407
Domino’s Pizza UK & IRL plc	15,430	101,131
Enterprise Inns plc *	69,896	90,426
Greene King plc	25,333	203,939
J.D. Wetherspoon plc	16,876	123,636
Marston’s plc	82,370	145,067
Millennium & Copthorne Hotels plc	20,599	174,780
Mitchells & Butlers plc *	43,059	225,589
Punch Taverns plc *	91,384	106,568
Rank Group plc	63,907	160,937
Restaurant Group plc	25,951	126,604

		1,616,306

Diversified Financials 1.6%
Aberdeen Asset Management plc	105,254	405,735
Ashmore Group plc	24,940	155,744
Close Brothers Group plc	14,610	192,018
F&C Asset Management plc	86,730	113,631
Hargreaves Lansdown plc	6,840	71,265
Henderson Group plc	68,065	168,271
IG Group Holdings plc	37,311	275,740
Intermediate Capital Group plc	47,641	270,217
International Personal Finance	33,649	205,255
Investec plc	48,652	404,398
London Stock Exchange Group plc	19,222	310,215
Rathbone Brothers	7,923	157,664
Tullett Prebon plc	25,211	158,266

		2,888,419

Energy 1.5%
Afren plc *	102,799	280,368
EnQuest plc *	75,641	165,462
Heritage Oil plc	18,001	71,553
Hunting plc	17,330	213,647
JKX Oil & Gas plc	21,419	100,581
John Wood Group plc	35,635	368,637
Premier Oil plc *	39,820	312,437
Salamander Energy plc *	23,189	109,618
SOCO International plc *	33,275	217,707
Subsea 7 S.A.	30,926	819,665

		2,659,675

Food, Beverage & Tobacco 0.5%
Britvic plc	30,624	219,970
Cranswick plc	10,078	125,985
Dairy Crest Group plc	26,405	168,673
Devro plc	33,832	159,651
Greggs plc	20,164	174,574
Premier Foods plc *	157,759	83,767

		932,620

 13

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.1%
McBride plc	22,865	57,957
PZ Cussons plc	22,247	133,288

		191,245

Insurance 0.9%
Amlin plc	46,386	324,483
Beazley plc	77,445	162,525
Catlin Group Ltd.	37,311	256,457
Hiscox Ltd.	38,627	268,363
Jardine Lloyd Thompson Group plc	15,682	179,908
Lancashire Holdings Ltd.	20,599	219,195
St James’s Place plc	18,951	107,084

		1,518,015

Materials 1.2%
Aquarius Platinum Ltd.	39,001	220,056
Croda International plc	14,250	456,665
DS Smith plc	55,076	191,277
Filtrona plc	35,541	217,030
Hochschild Mining plc (b)	18,768	163,723
Mondi plc	40,004	402,640
Petropavlovsk plc	16,684	214,333
Victrex plc	8,804	218,668

		2,084,392

Media 0.4%
Informa plc	60,501	433,180
Rightmove plc	12,901	234,428

		667,608

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
BTG plc *	34,843	156,508
Genus plc	8,926	143,244
Hikma Pharmaceuticals plc	18,890	264,282

		564,034

Real Estate 0.9%
Atrium European Real Estate Ltd.	22,987	156,771
Big Yellow Group plc	19,283	108,325
Capital & Counties Properties plc	64,910	192,202
Derwent London plc	8,621	259,814
Grainger plc	40,893	84,337
Great Portland Estates plc	33,649	244,578
Helical Bar plc	16,441	73,579
Savills plc	18,516	124,984
Shaftesbury plc	23,319	206,686
Unite Group plc *	21,976	78,022

		1,529,298

Retailing 0.8%
Carpetright plc (b)	5,962	70,900
Debenhams plc *	149,260	183,764
Game Group plc	57,151	44,212
Halfords Group plc	22,926	151,204
Howden Joinery Group plc *	83,312	155,914
Inchcape plc	45,092	291,830
Kesa Electricals plc	71,029	174,781
Mothercare plc	11,768	84,742
N Brown Group plc	30,685	147,023
WH Smith plc	19,710	157,504

		1,461,874

Semiconductors & Semiconductor Equipment 0.1%
CSR plc	17,574	103,902

Software & Services 0.5%
Aveva Group plc	6,507	178,539
Fidessa Group plc	5,222	167,176
Micro Focus International plc	22,552	139,235
Misys plc *	37,224	221,671
Telecity Group plc *	18,951	169,219
Xchanging plc	6,182	8,852

		884,692

Technology Hardware & Equipment 1.0%
Domino Printing Sciences plc	9,120	100,274
Electrocomponents plc	48,888	236,412
Halma plc	39,404	255,666
Imagination Technologies Group plc *	26,405	214,395
Laird plc	43,918	99,539
Premier Farnell plc	35,555	171,469
Rotork plc	8,634	245,000
Spectris plc	11,523	298,719
Spirent Communications plc	75,641	191,856

		1,813,330

Telecommunication Services 0.1%
Colt Group S.A. *	63,018	150,400

Transportation 0.9%
BBA Aviation plc	73,932	266,254
FirstGroup plc	47,893	266,680
Forth Ports plc (a)	5,657	151,772
Go-Ahead Group plc	7,549	178,551
National Express Group plc	59,993	251,900
Stagecoach Group plc	73,993	289,248
Stobart Group Ltd.	63,018	149,259

		1,553,664

Utilities 0.3%
Northumbrian Water Group plc	36,159	215,864
Pennon Group plc	30,563	339,560

		555,424

		30,276,252

United States 0.3%

Health Care Equipment & Services 0.2%
SXC Health Solutions Corp. *	6,100	360,705

Materials 0.1%
Alacer Gold Corp. *	17,700	170,451
Golden Star Resources Ltd. *	24,400	64,724

		235,175

		595,880

Total Common Stock
(Cost $153,756,389)		174,064,733

Preferred Stock 0.4% of net assets

Germany 0.4%

Consumer Durables & Apparel 0.1%
Hugo Boss AG	2,380	213,843

Materials 0.2%
Fuchs Petrolub AG	1,710	279,385

14

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
ProSiebenSat.1 Media AG	9,258	239,501

Total Preferred Stock
(Cost $592,139)		732,729

Other Investment Companies 0.3% of net assets

Guernsey 0.1%
FCPT Ltd.	56,724	96,446

Switzerland 0.1%
BB Biotech AG	1,377	108,333
Schroder ImmoPLUS	122	153,054

		261,387

United States 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	209,012	209,012

Total Other Investment Companies
(Cost $511,262)		566,845

End of Investments

Collateral Invested for Securities on Loan 3.0% of net assets

State Street Navigator Securities Lending Prime Portfolio	5,347,576	5,347,576

Total Collateral Invested for Securities on Loan
(Cost $5,347,576)		5,347,576

End of Collateral Invested for Securities on Loan

At 5/31/2011, the tax basis cost of the fund’s investments was $154,873,201 and the unrealized appreciation and depreciation were $24,461,155 and ($3,970,050), respectively, with a net unrealized appreciation of $20,491,105.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $180,022 or 0.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $82,352 or 0.0% of net assets.

ADR —	American Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 15

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$131,261,191	$—	$—	$131,261,191
Australia(a)	10,245,470	—	—	10,245,470
Capital Goods	976,394	—	174,672	1,151,066
China(a)	1,048,402	—	—	1,048,402
Consumer Durables & Apparel	—	—	82,352	82,352
United Kingdom(a)	28,722,588	—	—	28,722,588
Transportation	1,401,892	—	151,772	1.553,664
Preferred Stock(a)	732,729	—	—	732,729
Other Investment Company(a)	566,845	—	—	566,845

Total	$174,955,511	$—	$408,796	$175,364,307

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,347,576	$—	$—	$5,347,576

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Net
	Balance	Net	Change in				Balance
	as of	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Gain	Gains	Purchases	Transfers	Transfers	May 31,
Investments in Securities	2010	(Losses)	(Losses)	(Sales)	In	Out	2011

Common Stock
Australia	$—	$—	$24,835	$99,337	$50,500	$—	$174,672
China			(27,467)	58,055	51,764		82,352
Republic of Korea	10,710	—	—	—	—	(10,710)	—
Singapore	65,328	—	—	—		(65,328)	—
United Kingdom	—	—	29,170	77,544	45,058	—	151,772

Total	$76,038	$—	$26,538	$234,936	$147,322	($76,038)	$408,796

REG56691MAY11 - 00

16

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

	91.4%	Common Stock	382,024,530	414,967,758
	8.0%	Preferred Stock	35,275,041	36,218,030
	0.3%	Other Investment Company	1,198,297	1,198,297
	—%	Corporate Bond	338	310
	—%	Rights	—	—

	99.7%	Total Investments	418,498,206	452,384,395
	0.7%	Collateral Invested for Securities on Loan	3,222,756	3,222,756
(0	.4)%	Other Assets and Liabilities, Net		(1,754,933)

	100.0%	Net Assets		453,852,218

	Number	Value
Security	of Shares	($)

Common Stock 91.4% of net assets

Brazil 10.6%

Banks 1.7%
Banco Bradesco S.A. ADR	221,370	4,409,690
Banco do Brasil S.A.	109,900	1,945,962
Banco Santander Brasil S.A. ADR	98,282	1,116,484

		7,472,136

Capital Goods 0.3%
Embraer S.A. ADR	23,550	760,429
Weg S.A.	47,100	535,177

		1,295,606

Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A.	31,400	334,981
MRV Engenharia e Participacoes S.A.	31,400	288,401
PDG Realty S.A. Empreendimentos e Participacoes	125,600	784,925

		1,408,307

Diversified Financials 0.4%
BM&F BOVESPA S.A.	235,500	1,682,833

Energy 1.9%
OGX Petroleo e Gas Participacoes S.A. *	52,700	534,269
Petroleo Brasileiro S.A. ADR	216,660	7,502,936
Ultrapar Participacoes S.A. ADR	35,168	630,562

		8,667,767

Food, Beverage & Tobacco 0.8%
BRF - Brasil Foods S.A. ADR *	98,753	1,870,382
Companhia de Bebidas das Americas ADR	15,700	408,200
Cosan S.A. Industria e Comercio	15,700	239,343
JBS S.A.	62,800	224,378
Souza Cruz S.A.	78,500	981,652

		3,723,955

Household & Personal Products 0.4%
Hypermarcas S.A. *	25,244	236,640
Natura Cosmeticos S.A.	62,800	1,676,887

		1,913,527

Materials 2.4%
Braskem S.A. ADR	15,700	503,656
Companhia Siderurgica Nacional S.A. ADR	127,682	1,818,192
Duratex S.A. *	37,480	303,786
Fibria Celulose S.A. ADR *	15,700	244,449
Gerdau S.A.	15,700	146,678
Gerdau S.A. ADR	100,166	1,104,831
MMX Mineracao e Metalicos S.A. *	31,400	187,312
Usinas Siderurgicas de Minas Gerais S.A. *	31,400	460,847
Vale S.A. ADR	184,632	5,956,228

		10,725,979

Retailing 0.1%
Lojas Renner S.A.	15,700	593,154

Software & Services 0.3%
Cielo S.A.	24,987	619,884
Redecard S.A.	62,800	943,496

		1,563,380

Telecommunication Services 0.6%
Brasil Telecom S.A. ADR	14,287	438,897
Tele Norte Leste Participacoes S.A. ADR	31,400	561,118
Tim Participacoes S.A.	47,100	261,642
Tim Participacoes S.A. ADR	18,840	921,841
Vivo Participacoes S.A. ADR	15,700	708,384

		2,891,882

Transportation 0.5%
All America Latina Logistica S.A.	78,500	651,627
CCR SA	47,100	1,468,465
LLX Logistica S.A. *	31,400	94,746
TAM S.A. ADR	11,147	245,903

		2,460,741

Utilities 0.9%
Centrais Eletricas Brasileiras S.A. ADR	31,400	453,102
Companhia de Saneamento Basico do Estado de Sao Paulo ADR *	6,280	386,471
Companhia Energetica de Minas Gerais ADR	51,810	989,053
Companhia Paranaense de Energia ADR	15,700	416,835
CPFL Energia S.A. ADR	5,181	454,529
EDP - Energias do Brasil S.A.	15,700	376,606

 1

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Light S.A.	15,700	269,075
Tractebel Energia S.A.	31,400	530,221

		3,875,892

		48,275,159

Chile 2.0%

Banks 0.3%
Banco de Chile ADR	4,819	432,794
Banco Santander Chile ADR	4,740	427,027
Corpbanca S.A.	19,806,178	332,551

		1,192,372

Capital Goods 0.2%
Empresas Copec S.A.	58,404	1,098,646

Food & Staples Retailing 0.2%
Cencosud S.A.	97,183	737,726

Materials 0.5%
Cap S.A.	15,386	775,667
Empresas CMPC S.A.	11,932	631,038
Sociedad Quimica y Minera de Chile S.A. ADR	16,799	1,051,113

		2,457,818

Retailing 0.3%
S.A.C.I. Falabella S.A.	113,511	1,266,521

Transportation 0.1%
Lan Airlines S.A. ADR (a)	15,700	450,904

Utilities 0.4%
Colbun S.A.	1,438,591	414,428
Empresa Nacional de Electricidad S.A. ADR	17,140	946,814
Enersis S.A. ADR	31,400	681,380

		2,042,622

		9,246,609

China 17.0%

Automobiles & Components 0.3%
Dongfeng Motor Group Co., Ltd., H Shares	384,000	678,392
Great Wall Motor Co., Ltd., H Shares (a)	392,500	551,093
Guangzhou Automobile Group Co., Ltd., H Shares	115,662	128,787

		1,358,272

Banks 4.8%
Agricultural Bank of China Ltd., H Shares *	1,099,000	674,029
Bank of China Ltd., H Shares	7,379,000	4,079,705
Bank of Communications Co., Ltd., H Shares	942,000	981,067
China CITIC Bank Corp., Ltd., H Shares	1,099,000	789,900
China Construction Bank Corp., H Shares	8,007,000	7,556,639
China Merchants Bank Co., Ltd., H Shares	392,500	999,235
China Minsheng Banking Corp., Ltd., H Shares (a)	628,100	595,195
Industrial & Commercial Bank of China Ltd., H Shares	7,065,000	5,949,990

		21,625,760

Capital Goods 0.9%
Beijing Enterprises Holdings Ltd.	78,500	399,694
China Communications Construction Co., Ltd., H Shares	628,000	570,876
China International Marine Containers (Group) Co., Ltd., B Shares	266,900	463,282
China National Materials Co., Ltd., H Shares	471,000	442,086
China Railway Construction Corp., Ltd., H Shares	392,500	356,797
China Railway Group Ltd., H Shares	628,000	317,333
Citic Pacific Ltd.	157,000	446,123
CITIC Resources Holdings Ltd. *	314,000	61,367
CSR Corp., Ltd., H Shares	342,000	343,871
Metallurgical Corp. of China Ltd., H Shares *(a)	157,000	63,588
Shanghai Industrial Holdings Ltd.	157,000	573,298
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	486,700	285,206

		4,323,521

Energy 3.6%
China Coal Energy Co., H Shares	471,000	638,299
China Oilfield Services Ltd., H Shares	314,000	622,554
China Petroleum & Chemical Corp., H Shares	2,512,000	2,519,283
China Shenhua Energy Co., Ltd., H Shares	314,000	1,564,459
CNOOC Ltd.	1,884,000	4,743,036
Inner Mongolia Yitai Coal Co., Ltd., B Shares	125,600	853,075
Kunlun Energy Co., Ltd.	314,000	548,267
PetroChina Co., Ltd., H Shares	2,512,000	3,643,271
Yanzhou Coal Mining Co., Ltd., H Shares	314,000	1,312,127

		16,444,371

Food, Beverage & Tobacco 0.0%
China Agri-Industries Holdings Ltd.	157,000	166,741

Health Care Equipment & Services 0.1%
Shanghai Pharmaceuticals Holding Co., Ltd. *	62,800	184,505
Sinopharm Group Co., H Shares	142,800	510,430

		694,935

Insurance 1.7%
China Life Insurance Co., Ltd., H Shares	942,000	3,312,616
China Pacific Insurance (Group) Co., Ltd., H Shares	125,600	527,273
China Taiping Insurance Holdings Co., Ltd. *	157,000	379,104
PICC Property & Casualty Co., Ltd., H Shares *	628,000	904,358
Ping An Insurance (Group) Co., of China Ltd., H Shares	235,500	2,523,825

		7,647,176

2

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.9%
Angang Steel Co., Ltd., H Shares (a)	352,000	390,586
Anhui Conch Cement Co., Ltd., H Shares	66,000	293,618
BBMG Corp., H Shares	157,000	235,375
China Bluechemical Ltd., H Shares	628,000	501,434
China National Building Material Co., Ltd., H Shares (a)	628,000	1,279,021
Jiangxi Copper Co., Ltd., H Shares	160,000	542,080
Sinofert Holdings Ltd. *	628,000	290,687
Zijin Mining Group Co., Ltd., H Shares	628,000	474,788

		4,007,589

Real Estate 0.8%
China Overseas Land & Investment Ltd.	628,000	1,308,089
China Resources Land Ltd.	314,000	561,994
China Vanke Co., Ltd., B Shares	329,700	453,592
Guangzhou R&F Properties Co., Ltd., H Shares (a)	314,000	436,837
Sino-Ocean Land Holdings Ltd.	628,000	332,675
Yuexiu Property Co., Ltd. *	1,570,000	331,060

		3,424,247

Retailing 0.3%
China Resources Enterprise Ltd.	314,000	1,257,623

Technology Hardware & Equipment 0.3%
BYD Co., Ltd., H Shares (a)	78,500	256,369
Lenovo Group Ltd.	942,000	549,882
ZTE Corp., H Shares	111,960	397,315

		1,203,566

Telecommunication Services 2.2%
China Mobile Ltd.	706,500	6,467,775
China Telecom Corp., Ltd., H Shares	2,512,000	1,505,110
China Unicom (Hong Kong) Ltd.	942,000	2,102,633

		10,075,518

Transportation 0.8%
Air China Ltd., H Shares *	628,000	635,473
China COSCO Holdings Co., Ltd., H Shares *	413,500	380,141
China Merchants Holdings International Co., Ltd. (a)	314,000	1,378,742
China Shipping Container Lines Co., Ltd., H Shares *	942,000	357,302
Cosco Pacific Ltd.	314,000	620,131
Jiangsu Expressway Co., Ltd., H Shares	96,000	100,599
Zhejiang Expressway Co., Ltd., H Shares	314,000	245,872

		3,718,260

Utilities 0.3%
China Longyuan Power Group Corp., H Shares *	314,000	339,134
China Resources Power Holdings Co., Ltd.	314,000	630,628
Datang International Power Generation Co., Ltd., H Shares (a)	942,000	353,669

		1,323,431

		77,271,010

Colombia 0.7%

Banks 0.2%
Bancolombia S.A. ADR	15,700	1,046,405

Diversified Financials 0.1%
Corporacion Financiera Colombiana S.A.	17,741	332,451

Energy 0.4%
Ecopetrol S.A. ADR	41,605	1,891,779

		3,270,635

Czech Republic 0.6%

Banks 0.1%
Komercni Banka A/S	2,041	486,157

Materials 0.0%
Unipetrol A/S *	15,700	168,097

Telecommunication Services 0.1%
Telefonica O2 Czech Republic A/S	8,478	204,373

Utilities 0.4%
CEZ A/S	31,400	1,728,828

		2,587,455

Egypt 0.5%

Banks 0.2%
Commercial International Bank GDR	127,170	680,360

Capital Goods 0.2%
Orascom Construction Industries GDR	24,963	1,113,599

Telecommunication Services 0.1%
Orascom Telecom Holding SAE GDR - Reg’d *	140,213	484,436

		2,278,395

Hungary 0.6%

Banks 0.3%
OTP Bank Nyrt. plc *	38,622	1,270,168

Energy 0.2%
MOL Hungarian Oil and Gas Nyrt. *	7,065	906,537

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	1,727	339,845

		2,516,550

India 10.5%

Automobiles & Components 0.4%
Bajaj Auto Ltd.	32,499	968,224
Hero Honda Motors Ltd.	10,049	412,925

 3

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mahindra & Mahindra Ltd.	29,202	438,241

		1,819,390

Banks 1.9%
Axis Bank Ltd.	40,506	1,151,020
Bank of Baroda	11,831	226,403
Canara Bank Ltd.	41,762	506,855
HDFC Bank Ltd.	26,533	1,403,077
Housing Development Finance Corp., Ltd.	133,450	2,028,635
ICICI Bank Ltd.	69,394	1,671,649
Oriental Bank of Commerce	42,076	328,799
State Bank of India	18,055	922,290
Union Bank of India Ltd.	31,559	223,810

		8,462,538

Capital Goods 0.9%
Adani Enterprises Ltd.	26,062	367,975
Bharat Heavy Electricals Ltd.	17,584	760,041
Crompton Greaves Ltd.	48,522	283,301
Jaiprakash Associates Ltd.	146,481	281,450
Larsen & Toubro Ltd.	53,851	1,963,897
Siemens India Ltd.	9,577	187,947
Tata Motors Ltd.	20,724	505,505

		4,350,116

Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	3,140	301,278

Diversified Financials 0.4%
Bajaj Holdings & Investment Ltd.	18,055	307,029
Infrastructure Development Finance Co., Ltd.	146,952	464,394
Kotak Mahindra Bank Ltd.	39,564	385,847
Reliance Capital Ltd.	25,434	282,882
Rural Electrification Corp., Ltd.	31,400	149,210
Shriram Transport Finance Co., Ltd.	6,280	97,766

		1,687,128

Energy 1.7%
Bharat Petroleum Corp., Ltd.	23,079	324,423
Cairn India Ltd. *	60,916	458,577
Coal India Ltd.	54,950	497,106
Essar Oil Ltd. *	157,628	460,164
Hindustan Petroleum Corp., Ltd.	43,646	369,409
Indian Oil Corp., Ltd.	43,332	316,873
Oil & Natural Gas Corp., Ltd.	142,556	891,826
Reliance Industries Ltd.	187,772	3,969,495
The Great Eastern Shipping Co., Ltd.	53,066	341,698

		7,629,571

Food, Beverage & Tobacco 0.8%
ITC Ltd.	689,858	2,955,768
Nestle India Ltd.	4,082	367,919
United Spirits Ltd.	10,048	236,227

		3,559,914

Household & Personal Products 0.1%
Colgate-Palmolive (India) Ltd.	12,560	249,834
Hindustan Unilever Ltd.	60,288	406,738

		656,572

Materials 1.1%
Hindalco Industries Ltd.	205,513	902,213
Jindal Steel & Power Ltd.	53,851	778,744
JSW Steel Ltd.	26,376	572,373
NMDC Ltd.	61,544	367,119
Sesa Goa Ltd.	54,165	349,196
Steel Authority of India Ltd.	81,483	255,511
Sterlite Industries (India) Ltd. ADR	70,179	1,091,283
Tata Chemicals Ltd.	42,076	354,954
Tata Steel Ltd.	30,772	403,052

		5,074,445

Media 0.1%
Zee Entertainment Enterprises Ltd.	82,268	250,210

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Cipla Ltd.	81,954	591,935
Dr. Reddys Laboratories Ltd.	12,874	463,001
Lupin Ltd.	48,670	508,904
Piramal Healthcare Ltd.	10,205	83,133
Sun Pharmaceutical Industries Ltd.	44,745	472,631

		2,119,604

Real Estate 0.1%
DLF Ltd.	62,329	331,536
Housing Development & Infrastructure Ltd. *	31,400	117,807
Unitech Ltd.	78,500	61,604

		510,947

Software & Services 1.4%
HCL Technologies Ltd.	30,772	351,817
Infosys Technologies Ltd.	70,179	4,350,257
Mphasis Ltd.	9,420	97,671
Tata Consultancy Services Ltd.	38,308	983,957
Wipro Ltd. ADR (a)	49,640	686,521

		6,470,223

Telecommunication Services 0.4%
Bharti Airtel Ltd.	191,540	1,590,320
Idea Cellular Ltd. *	207,868	316,336
Reliance Communications Ltd.	31,400	62,598

		1,969,254

Transportation 0.1%
Container Corp. Of India Ltd.	3,140	76,679
Mundra Port and Special Economic Zone Ltd.	47,100	168,136

		244,815

Utilities 0.5%
Adani Power Ltd. *	77,872	200,536
GAIL India Ltd.	52,124	512,619
National Hydroelectric Power Corp., Ltd.	157,000	86,787
NTPC Ltd.	184,161	693,185
Power Grid Corp. of India Ltd.	150,877	336,120
Reliance Power Ltd. *	87,606	229,687
Tata Power Co., Ltd.	15,700	430,796
Torrent Power Ltd.	7,850	43,001

		2,532,731

		47,638,736

Indonesia 2.9%

Automobiles & Components 0.6%
PT Astra International Tbk	392,500	2,701,585

4

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.8%
PT Bank Central Asia Tbk	1,491,500	1,240,660
PT Bank Mandiri Tbk	1,020,959	861,215
PT Bank Negara Indonesia (Persero) Tbk	471,316	213,971
PT Bank Rakyat Indonesia (Persero) Tbk	1,570,000	1,168,004

		3,483,850

Capital Goods 0.2%
PT United Tractors Tbk	314,000	846,113

Energy 0.4%
PT Adaro Energy Tbk	1,099,000	315,453
PT Bumi Resources Tbk	2,747,500	1,062,240
PT Tambang Batubara Bukit Asam Tbk	157,000	390,868

		1,768,561

Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	70,650	195,342
PT Gudang Garam Tbk	59,660	304,398
PT Indofood Sukses Makmur Tbk	572,900	362,446

		862,186

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	235,500	405,583

Materials 0.3%
PT Aneka Tambang Tbk	549,500	138,413
PT Indocement Tunggal Prakarsa Tbk	235,500	466,282
PT International Nickel Indonesia Tbk	392,500	219,576
PT Semen Gresik (Persero) Tbk	314,000	356,839

		1,181,110

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
PT Kalbe Farma Tbk	314,000	131,515

Telecommunication Services 0.2%
PT Telekomunikasi Indonesia Tbk	1,256,000	1,133,056

Utilities 0.1%
PT Perusahaan Gas Negara	1,256,000	595,958

		13,109,517

Malaysia 4.3%

Automobiles & Components 0.1%
UMW Holdings Berhad	146,100	346,020

Banks 1.4%
Alliance Financial Group Berhad	254,600	257,941
CIMB Group Holdings Berhad	633,200	1,760,466
Hong Leong Bank Berhad	84,100	343,607
Malayan Banking Berhad	602,200	1,782,296
Public Bank Berhad - Foreign Market	410,341	1,807,381
RHB Capital Berhad	84,100	257,566

		6,209,257

Capital Goods 0.5%
Gamuda Berhad	347,600	438,758
IJM Corp. Berhad	165,500	338,641
Sime Darby Berhad	518,100	1,581,578

		2,358,977

Consumer Services 0.4%
Berjaya Sports Toto Berhad	146,100	204,797
Genting Berhad	332,100	1,213,453
Genting Malaysia Berhad	425,100	509,753

		1,928,003

Diversified Financials 0.2%
AMMB Holdings Berhad	316,600	680,419

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	15,700	244,483
IOI Corp. Berhad	571,200	1,005,601
Kuala Lumpur Kepong Berhad	68,600	501,312
PPB Group Berhad	68,600	396,492

		2,147,888

Materials 0.1%
Petronas Chemicals Group Berhad *	251,200	604,115

Real Estate 0.1%
SP Setia Berhad	265,400	357,922
UEM Land Holdings Bhd *	157,000	145,501

		503,423

Telecommunication Services 0.5%
Axiata Group Berhad *	772,700	1,283,341
Digi.com Berhad	62,800	594,519
Maxis Berhad	270,100	486,279

		2,364,139

Transportation 0.2%
MISC Berhad	208,660	478,937
PLUS Expressways Berhad	301,100	449,075

		928,012

Utilities 0.3%
Petronas Gas Berhad	125,600	472,277
Tenaga Nasional Berhad	235,750	556,779
YTL Power International Berhad	439,600	313,948

		1,343,004

		19,413,257

Mexico 5.4%

Banks 0.5%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	251,200	1,166,565
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	188,400	979,915

		2,146,480

Capital Goods 0.3%
Alfa S.A.B., A Shares	47,100	679,999
Grupo Carso S.A.B. de C.V., Series A1	141,300	500,538

		1,180,537

Diversified Financials 0.0%
Inmuebles Carso SAB de C.V., Series B1 *	141,300	147,109

Food & Staples Retailing 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	785,000	2,380,607

 5

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.5%
Fomento Economico Mexicano S.A.B. de C.V.	251,200	1,550,501
Grupo Bimbo S.A.B. de C.V., Series A	188,400	437,706
Grupo Modelo S.A.B. de C.V., Series C	78,500	494,094

		2,482,301

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	62,800	366,790

Materials 1.4%
Cemex S.A.B. de C.V., Series CPO *	1,289,802	1,119,954
Grupo Mexico S.A.B. de C.V., Series B	1,004,800	3,585,424
Industrias Penoles S.A.B. de C.V.	19,625	763,778
Mexichem S.A.B. de C.V.	109,900	428,713
Minera Frisco SAB de C.V., Series A1 *	141,300	588,193

		6,486,062

Media 0.4%
Grupo Televisa S.A., Series CPO	345,400	1,616,262

Telecommunication Services 1.6%
America Movil S.A.B. de C.V., Series L	2,417,800	6,371,345
Telefonos de Mexico S.A.B. de C.V., L Series	1,193,200	1,070,093

		7,441,438

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	109,900	449,127

		24,696,713

Morocco 0.1%

Telecommunication Services 0.1%
Maroc Telecom	28,888	564,800

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d	9,984	139,776

Peru 0.5%

Banks 0.2%
Credicorp Ltd.	8,007	811,670

Materials 0.3%
Companhia de Minas Buenaventura S.A. ADR	30,301	1,336,880

		2,148,550

Philippines 0.5%

Banks 0.1%
Bank of the Philippine Islands	271,849	349,709

Capital Goods 0.1%
SM Investments Corp.	34,540	432,748

Diversified Financials 0.0%
Ayala Corp.	7,850	70,044

Real Estate 0.1%
Ayala Land, Inc.	942,000	330,984
SM Prime Holdings, Inc.	628,000	173,622

		504,606

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	6,280	337,953

Utilities 0.1%
Aboitiz Power Corp.	314,000	218,842
Manila Electric Co.	70,650	392,282

		611,124

		2,306,184

Poland 1.5%

Banks 0.6%
Bank Handlowy w Warszawie S.A.	6,751	236,778
Bank Pekao S.A.	14,130	871,506
Getin Holding S.A. *	79,463	400,290
Powszechna Kasa Oszczednosci Bank Polski S.A.	70,179	1,121,272

		2,629,846

Energy 0.1%
Polski Koncern Naftowy Orlen S.A. *	31,871	625,512

Insurance 0.1%
Powszechny Zaklad Ubezpieczen S.A.	4,710	665,912

Materials 0.3%
KGHM Polska Miedz S.A.	17,898	1,248,970

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	75,831	497,749

Utilities 0.3%
Polska Grupa Energetyczna S.A.	143,498	1,285,088

		6,953,077

Russia 7.9%

Banks 0.9%
Sberbank GDR - Reg’d	9,734	3,526,386
VTB Bank OJSC GDR - Reg’d	123,716	764,565

		4,290,951

Consumer Durables & Apparel 0.1%
PIK Group GDR - Reg’d *	55,652	220,104

Energy 4.8%
Gazprom ADR	540,708	7,943,001
Gazprom Neft JSC ADR	40,035	887,576
LUKOIL ADR	78,343	5,025,703
NovaTek OAO GDR - Reg’d	26,219	3,571,028
Rosneft Oil Co. GDR - Reg’d	233,459	2,015,918
Surgutneftegas ADR *	85,722	821,217
Tatneft ADR	31,871	1,272,928
TMK OAO GDR - Reg’d *	15,386	290,949

		21,828,320

6

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 1.4%
Magnitogorsk Iron & Steel Works GDR - Reg’d *	24,335	287,396
Mining & Metallurgical Co., Norilsk Nickel ADR	95,770	2,400,954
Novolipetsk Steel GDR - Reg’d	22,451	819,461
Polymetal GDR - Reg’d *	19,939	381,832
Polyus Gold Co. ADR	19,625	670,194
Severstal GDR - Reg’d	35,168	639,706
Uralkali GDR - Reg’d	24,963	1,067,917

		6,267,460

Telecommunication Services 0.4%
Mobile TeleSystems ADR	24,335	493,270
Rostelecom ADR	28,260	989,100
Sistema JSFC GDR - Reg’d	17,270	468,535

		1,950,905

Utilities 0.3%
Federal Hydrogenerating Co. ADR *	234,244	1,129,993

		35,687,733

South Africa 9.5%

Banks 1.0%
ABSA Group Ltd.	43,018	864,827
Nedbank Group Ltd.	30,615	670,050
Standard Bank Group Ltd.	189,185	2,840,179

		4,375,056

Capital Goods 0.4%
Aveng Ltd.	61,858	323,897
Barloworld Ltd.	35,639	378,964
Bidvest Group Ltd.	41,448	938,894
Reunert Ltd.	27,004	240,473

		1,882,228

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	202,844	720,162

Consumer Services 0.0%
Sun International Ltd.	16,485	213,078

Diversified Financials 0.9%
African Bank Investments Ltd.	107,702	561,576
FirstRand Ltd.	509,308	1,529,218
Investec Ltd.	39,721	333,474
Remgro Ltd.	60,445	998,630
RMB Holdings Ltd.	115,081	475,322

		3,898,220

Energy 0.8%
Sasol Ltd.	68,295	3,624,635

Food & Staples Retailing 0.5%
Massmart Holdings Ltd.	25,434	531,065
Pick n Pay Stores Ltd.	33,284	211,573
Shoprite Holdings Ltd.	64,527	941,317
The Spar Group Ltd.	27,946	379,269

		2,063,224

Food, Beverage & Tobacco 0.2%
AVI Ltd.	61,073	267,905
Tiger Brands Ltd.	19,782	549,807
Tongaat Hulett Ltd.	18,055	252,411

		1,070,123

Health Care Equipment & Services 0.1%
Netcare Ltd.	174,427	365,330

Insurance 0.4%
Discovery Holdings Ltd.	50,554	291,512
MMI Holdings Ltd.	190,801	492,404
Sanlam Ltd.	261,405	1,065,139

		1,849,055

Materials 2.3%
AECI Ltd.	19,154	245,613
African Rainbow Minerals Ltd.	11,304	338,414
Anglo Platinum Ltd.	12,246	1,167,644
AngloGold Ashanti Ltd.	43,803	2,014,506
ArcelorMittal South Africa Ltd.	19,782	237,006
Exxaro Resources Ltd.	10,519	248,818
Gold Fields Ltd.	90,746	1,501,900
Harmony Gold Mining Co., Ltd.	63,585	882,407
Impala Platinum Holdings Ltd.	75,360	2,086,113
Kumba Iron Ore Ltd.	11,304	767,987
Nampak Ltd.	100,951	328,245
Pretoria Portland Cement Co., Ltd.	73,947	296,761
Sappi Ltd. *	79,599	424,719

		10,540,133

Media 0.6%
Naspers Ltd., N Shares	47,257	2,794,562

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Adcock Ingram Holdings Ltd.	24,649	222,931
Aspen Pharmacare Holdings Ltd. *	51,496	658,073

		881,004

Real Estate 0.2%
Fountainhead Property Trust	317,037	293,004
Growthpoint Properties Ltd.	249,316	660,943

		953,947

Retailing 0.5%
Imperial Holdings Ltd.	28,109	479,589
Mr. Price Group Ltd.	42,861	401,833
The Foschini Group Ltd.	34,697	442,634
Truworths International Ltd.	57,305	607,668
Woolworths Holdings Ltd.	108,487	472,556

		2,404,280

Telecommunication Services 1.2%
MTN Group Ltd.	213,206	4,520,153
Telkom South Africa Ltd.	54,636	291,283
Vodacom Group (Pty) Ltd.	52,438	641,309

		5,452,745

		43,087,782

Taiwan 13.0%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	170,500	481,924
Yulon Motor Co., Ltd.	173,000	421,377

		903,301

Banks 1.4%
Chang Hwa Commercial Bank	628,000	540,189

 7

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China Development Financial Holding Corp.	1,733,710	707,834
Chinatrust Financial Holding Co., Ltd.	1,287,232	1,145,424
E.Sun Financial Holding Co., Ltd.	637,703	469,538
First Financial Holding Co., Ltd.	792,625	681,795
Hua Nan Financial Holdings Co., Ltd.	801,775	630,911
Mega Financial Holding Co., Ltd.	1,099,000	939,579
SinoPac Financial Holdings Co., Ltd.	1,099,000	511,974
Taiwan Cooperative Bank	815,500	682,975

		6,310,219

Capital Goods 0.3%
Far Eastern New Century Corp.	474,660	751,154
Taiwan Glass Industrial Corp.	157,000	269,273
Walsin Lihwa Corp. *	628,000	327,620

		1,348,047

Consumer Durables & Apparel 0.2%
Giant Manufacturing Co. Ltd.	38,000	139,233
Pou Chen Corp.	473,580	446,197
Tatung Co., Ltd. *	392,126	184,726

		770,156

Diversified Financials 0.6%
Capital Securities Corp.	483,600	244,694
Fubon Financial Holding Co., Ltd.	800,233	1,168,641
KGI Securities Co., Ltd.	314,000	166,002
Polaris Securities Co., Ltd.	471,000	341,864
Yuanta Financial Holding Co., Ltd.	942,000	649,213

		2,570,414

Energy 0.1%
Formosa Petrochemical Corp.	157,000	556,077

Food, Beverage & Tobacco 0.1%
Uni-President Enterprises Corp.	489,300	704,317

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	795,800	1,295,462
Shin Kong Financial Holding Co., Ltd. *	967,151	428,615

		1,724,077

Materials 2.1%
Asia Cement Corp.	317,660	438,408
China Steel Corp.	1,267,352	1,516,913
Formosa Chemicals & Fibre Corp.	471,000	1,799,717
Formosa Plastics Corp.	785,000	3,013,225
Nan Ya Plastics Corp.	785,000	2,183,219
Taiwan Cement Corp.	331,690	482,656
Taiwan Fertilizer Co., Ltd.	10,000	32,767

		9,466,905

Real Estate 0.0%
Cathay Real Estate Development Co. Ltd.	157,000	82,727

Semiconductors & Semiconductor Equipment 3.1%
Advanced Semiconductor Engineering, Inc.	645,183	796,995
Epistar Corp.	89,000	295,041
Macronix International Co., Ltd.	471,000	295,844
MediaTek, Inc.	157,099	1,754,255
MStar Semiconductor, Inc. *	62,000	426,214
Novatek Microelectronics Corp.	32,000	109,432
Siliconware Precision Industries Co. ADR	100,009	666,060
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	659,400	9,007,404
United Microelectronics Corp. ADR (a)	300,027	816,073

		14,167,318

Technology Hardware & Equipment 3.8%
Acer, Inc.	314,086	614,866
Asustek Computer, Inc.	72,800	762,117
AU Optronics Corp. ADR *	109,900	895,685
Catcher Technology Co., Ltd.	58,000	378,476
Chimei Innolux Corp. *	797,902	801,884
Chunghwa Picture Tubes Ltd. *	1,727,000	231,416
Compal Communications, Inc.	157,000	153,948
Compal Electronics, Inc.	474,610	575,521
Delta Electronics, Inc.	187,000	743,902
Foxconn Technology Co., Ltd.	165,540	800,059
HannStar Display Corp. *	1,099,000	190,984
Hon Hai Precision Industry Co., Ltd.	1,109,240	3,890,101
HTC Corp.	95,000	4,044,387
Inventec Co., Ltd.	477,450	256,577
Largan Precision Co., Ltd.	10,000	329,064
Lite-On Technology Corp.	216,609	277,026
Pegatron Corp. *	183,441	197,479
Quanta Computer, Inc.	314,000	713,313
Synnex Technology International Corp.	163,053	382,924
Unimicron Technology Corp.	314,000	580,731
Wistron Corp.	319,034	601,174
Yageo Corp.	157,000	85,740

		17,507,374

Telecommunication Services 0.6%
Chunghwa Telecom Co. Ltd. ADR	45,530	1,488,831
Far EasTone Telecommunications Co., Ltd.	314,000	487,595
Taiwan Mobile Co., Ltd.	314,000	848,086

		2,824,512

Transportation 0.1%
China Airlines Ltd. *	157,000	105,463
Evergreen Marine Corp. *	157,000	146,552

		252,015

		59,187,459

Thailand 1.9%

Banks 0.8%
Bangkok Bank Public Co., Ltd. NVDR	125,600	671,525
Bank of Ayudhya Public Co., Ltd. NVDR	596,600	551,313
Kasikornbank Public Co., Ltd. NVDR	188,400	774,119
Krung Thai Bank Public Co., Ltd. NVDR	753,600	475,042
Siam Commercial Bank Public Co., Ltd. NVDR	235,500	893,812

		3,365,811

Energy 0.7%
Banpu Public Co., Ltd. NVDR	15,700	383,432

8

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IRPC PCL NVDR	1,899,700	366,774
PTT Aromatics & Refining PCL NVDR	329,700	416,205
PTT Exploration & Production Public Co., Ltd. NVDR	141,300	827,748
PTT PCL NVDR	94,200	1,100,554

		3,094,713

Food & Staples Retailing 0.1%
CP ALL PCL NVDR	361,100	530,328

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods Public Co., Ltd. NVDR	486,700	481,881

Materials 0.1%
The Siam Cement Public Co., Ltd. NVDR	47,100	551,832

Telecommunication Services 0.1%
Advanced Info Service Public Co., Ltd. NVDR	141,300	452,347

		8,476,912

Turkey 1.4%

Banks 0.7%
Akbank T.A.S.	188,281	871,999
Asya Katilim Bankasi A/S	134,078	221,533
Turkiye Garanti Bankasi A/S	150,877	672,327
Turkiye Halk Bankasi A/S	59,189	431,563
Turkiye Is Bankasi, C Shares	189,342	591,324
Yapi ve Kredi Bankasi A/S *	121,989	308,446

		3,097,192

Capital Goods 0.1%
Dogan Sirketler Grubu Holdings A/S *	54,008	36,168
Enka Insaat ve Sanayi A/S	23,550	85,191
Koc Holding A/S	138,474	627,458

		748,817

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	86,821	382,538

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	14,758	387,007

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	11,304	357,274

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	29,516	409,175

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir) *	158,190	399,980

Telecommunication Services 0.0%
Turkcell Iletisim Hizmetleri A/S *	15,700	87,255

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi (THY) *	91,060	242,211

		6,111,449

Total Common Stock
(Cost $382,024,530)		414,967,758

Preferred Stock 8.0% of net assets

Brazil 8.0%

Banks 1.8%
Itau Unibanco Holding S.A. ADR	253,084	5,777,908
Itausa - Investimentos Itau S.A.	332,706	2,480,357

		8,258,265

Energy 2.3%
Petroleo Brasileiro S.A. ADR	326,717	10,213,173

Food & Staples Retailing 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	15,700	637,577

Food, Beverage & Tobacco 1.0%
Companhia de Bebidas das Americas ADR	147,580	4,654,673

Materials 2.3%
Bradespar S.A.	31,400	802,765
Klabin S.A.	78,500	297,816
Metalurgica Gerdau S.A.	31,400	431,313
Suzano Papel e Celulose S.A.	33,350	307,364
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	62,800	600,587
Vale S.A. ADR	272,238	7,976,573

		10,416,418

Retailing 0.1%
Lojas Americanas S.A.	48,004	474,237

Utilities 0.4%
AES Tiete S.A.	15,700	245,289
Centrais Eletricas Brasileiras S.A. ADR	31,400	573,992
Cia de Transmissao de Energia Electrica Paulista	3,000	95,256
Companhia Energetica de Sao Paulo, B Shares	15,700	303,267
Eletropaulo Metropolitana S.A.	15,700	345,883

		1,563,687

Total Preferred Stock
(Cost $35,275,041)		36,218,030

 9

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,198,297	1,198,297

Total Other Investment Company
(Cost $1,198,297)		1,198,297

Corporate Bond 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14	285,360	310

Total Corporate Bond
(Cost $338)		310

Rights 0.0% of net assets

Chile 0.0%

Banks 0.0%
Corpbanca S.A. (b)	2,225,812	—

Total Rights
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 0.7% of net assets

State Street Navigator Securities Lending Prime Portfolio	3,222,756	3,222,756

Total Collateral Invested for Securities on Loan
(Cost $3,222,756)		3,222,756

End of Collateral Invested for Securities on Loan

At 5/31/11, the tax basis cost of the fund’s investments was $418,610,481 and the unrealized appreciation and depreciation were $44,187,889 and ($10,413,975), respectively, with a net unrealized appreciation of $33,773,914.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

10

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$414,967,758	$—	$—	$414,967,758
Preferred Stock(a)	36,218,030	—	—	36,218,030
Other Investment Company(a)	1,198,297	—	—	1,198,297
Corporate Bond(a)	—	310	—	310
Rights(a)	—	—	—	—

Total	$452,384,085	$310	$—	$452,384,395

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,222,756	$—	$—	$3,222,756

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Net
	Balance	Net	Change in				Balance
	as of	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Gain	Gains	Purchases	Transfers	Transfers	May 31,
Investments in Securities	2010	(Losses)	(Losses)	(Sales)	In	Out	2011

Common Stock
China	$533,596	$—	$—	$—	$—	($533,596)	$—
Pakistan	114,709	—	—	—	—	(114,709)	—
Rights
China	—	—	—	—	—	—	—
Pakistan	—	—	—	—	—	—	—

Total	$648,305	$—	$—	$—	$—	$(648,305)	$—

REG56692MAY11 - 00

 11

Item 2.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha _ Marie Chandoha
Chief Executive Officer

Date:	07/25/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	07/25/2011

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	07/22/2011